Quarterly Report
March 31, 2026
State Street Variable Insurance Series Funds, Inc.

State Street Variable Insurance Series Funds, Inc.
Quarterly Report
March 31, 2026
Table of Contents (Unaudited)

State Street U.S. Equity V.I.S. Fund
Schedule of Investments
March 31, 2026 (Unaudited)

	Number of Shares	Fair Value
Common Stock - 98.1% †
Aerospace & Defense - 0.7%
RTX Corp.	680	$131,172
Application Software - 2.2%
Adobe, Inc. (a)	211	51,290
Intuit, Inc.	82	35,455
Salesforce, Inc.	794	148,216
Synopsys, Inc. (a)	402	159,385
		394,346
Automobile Manufacturers - 1.1%
General Motors Co.	1,399	104,225
Tesla, Inc. (a)	268	99,629
		203,854
Automotive Retail - 0.5%
O'Reilly Automotive, Inc. (a)	995	91,848
Biotechnology - 0.3%
Vertex Pharmaceuticals, Inc. (a)	131	58,497
Broadline Retail - 4.6%
Amazon.com, Inc. (a)	3,945	821,625
Building Products - 0.6%
Trane Technologies PLC	243	101,268
Construction & Engineering - 0.1%
MasTec, Inc. (a)	48	15,444
Construction Machinery & Heavy Transportation Equipment - 1.2%
Westinghouse Air Brake Technologies Corp.	869	217,172
Construction Materials - 0.7%
Martin Marietta Materials, Inc.	214	125,977
Consumer Staples Merchandise Retail - 2.1%
BJ's Wholesale Club Holdings, Inc. (a)	1,415	139,264
Costco Wholesale Corp.	67	66,761
Walmart, Inc.	1,321	164,174
		370,199
Copper - 0.3%
Freeport-McMoRan, Inc.	882	51,844
Data Center REITs - 0.9%
Equinix, Inc.	169	165,661
Data Processing & Outsourced Services - 0.2%
Broadridge Financial Solutions, Inc.	175	28,434
Diversified Banks - 3.3%
Bank of America Corp.	5,277	257,254
JPMorgan Chase & Co.	1,145	336,813
		594,067
Electric Utilities - 1.1%
NextEra Energy, Inc.	2,148	199,506
Electrical Components & Equipment - 2.0%
Eaton Corp. PLC	377	134,842
Emerson Electric Co.	1,704	223,258
		358,100
	Number of Shares	Fair Value
Electronic Components - 0.9%
Amphenol Corp., Class A	1,201	$151,746
Environmental & Facilities Services - 1.5%
Tetra Tech, Inc.	1,587	47,800
Waste Management, Inc.	915	210,258
		258,058
Financial Exchanges & Data - 3.3%
CME Group, Inc.	203	59,956
Intercontinental Exchange, Inc.	1,460	229,629
S&P Global, Inc.	703	299,014
		588,599
Healthcare Equipment - 2.1%
Abbott Laboratories	714	73,306
Boston Scientific Corp. (a)	2,783	174,633
Dexcom, Inc. (a)	693	43,521
Intuitive Surgical, Inc. (a)	170	78,368
		369,828
Healthcare Supplies - 0.4%
Cooper Cos., Inc. (a)	915	65,422
Home Improvement Retail - 1.6%
Home Depot, Inc.	813	267,388
Lowe's Cos., Inc.	80	18,902
		286,290
Household Products - 0.6%
Procter & Gamble Co.	685	98,941
Independent Power Producers & Energy Traders - 0.3%
Vistra Corp.	340	51,112
Industrial Gases - 1.3%
Linde PLC	466	231,024
Industrial Machinery & Supplies & Components - 1.3%
Parker-Hannifin Corp.	266	238,134
Insurance Brokers - 0.9%
Marsh & McLennan Cos., Inc.	873	151,422
Integrated Oil & Gas - 2.9%
Chevron Corp.	868	179,589
Exxon Mobil Corp.	2,018	342,374
		521,963
Interactive Media & Services - 9.3%
Alphabet, Inc., Class A	3,344	961,600
Alphabet, Inc., Class C	502	144,004
Meta Platforms, Inc., Class A	970	554,966
		1,660,570
Investment Banking & Brokerage - 0.3%
Robinhood Markets, Inc., Class A (a)	722	50,035
IT Consulting & Other Services - 0.2%
Accenture PLC, Class A	162	32,123
Life Sciences Tools & Services - 2.1%
Agilent Technologies, Inc.	577	65,766
Danaher Corp.	735	139,356
Repligen Corp. (a)	363	42,769
Thermo Fisher Scientific, Inc.	234	115,018
See Notes to Schedule of Investments.

State Street U.S. Equity V.I.S. Fund	1

State Street U.S. Equity V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
Waters Corp. (a)	22	$6,552
		369,461
Movies & Entertainment - 1.2%
Netflix, Inc. (a)	1,432	137,687
Walt Disney Co.	694	66,887
		204,574
Multi-Sector Holdings - 1.1%
Berkshire Hathaway, Inc., Class B (a)(b)	425	203,660
Multi-Utilities - 1.3%
CMS Energy Corp.	688	53,375
Sempra	1,882	182,874
		236,249
Oil & Gas Exploration & Production - 0.4%
EQT Corp.	1,106	70,386
Packaged Foods & Meats - 0.2%
Mondelez International, Inc., Class A	582	33,546
Passenger Ground Transportation - 1.2%
Uber Technologies, Inc. (a)	3,036	218,379
Pharmaceuticals - 4.1%
AstraZeneca PLC ADR	466	91,905
Eli Lilly & Co.	343	315,481
Johnson & Johnson	846	206,796
Merck & Co., Inc.	992	119,328
		733,510
Property & Casualty Insurance - 0.9%
American International Group, Inc.	397	29,874
Chubb Ltd.	229	74,638
Progressive Corp.	264	52,336
		156,848
Real Estate Services - 0.7%
CBRE Group, Inc., Class A (a)	901	122,049
Regional Banks - 0.5%
Regions Financial Corp.	3,630	94,816
Restaurants - 0.5%
McDonald's Corp.	300	93,237
Semiconductor Materials & Equipment - 1.9%
Applied Materials, Inc.	729	249,165
Lam Research Corp.	385	82,259
		331,424
Semiconductors - 14.9%
Advanced Micro Devices, Inc. (a)	1,323	269,138
Broadcom, Inc.	1,918	593,640
Micron Technology, Inc. (b)	298	100,676
NVIDIA Corp.	9,196	1,603,783
Texas Instruments, Inc.	434	84,257
		2,651,494
Soft Drinks & Non-alcoholic Beverages - 0.8%
Monster Beverage Corp. (a)	1,125	81,517
PepsiCo, Inc.	430	66,775
		148,292
	Number of Shares	Fair Value
Specialty Chemicals - 0.3%
Ecolab, Inc.	106	$28,198
International Flavors & Fragrances, Inc.	234	16,977
		45,175
Systems Software - 6.7%
Crowdstrike Holdings, Inc., Class A (a)	98	38,260
Microsoft Corp.	2,761	1,022,039
Oracle Corp.	615	90,473
ServiceNow, Inc. (a)	392	40,984
		1,191,756
Technology Hardware, Storage & Peripherals - 5.5%
Apple, Inc.	3,873	982,929
Telecom Tower REITs - 0.3%
American Tower Corp.	270	46,597
Tobacco - 0.8%
Philip Morris International, Inc.	805	133,099
Trading Companies & Distributors - 1.3%
United Rentals, Inc.	210	152,998
WW Grainger, Inc.	74	80,720
		233,718
Transaction & Payment Processing Services - 2.4%
Mastercard, Inc., Class A	309	154,395
Visa, Inc., Class A	919	277,758
		432,153
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	187	39,276
Total Common Stock (Cost $10,101,931)		17,456,909
Short-Term Investment - 1.8%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 3.64% (c)(d) (Cost $320,080)	320,080	320,080
Total Investments (Cost $10,422,011)		17,776,989
Other Assets and Liabilities, net - 0.1%		20,858
NET ASSETS - 100.0%		$17,797,847
See Notes to Schedule of Investments.

2	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at March 31, 2026:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Micro E-mini S&P 500 Futures	June 2026	9	$301,238	$295,684	$(5,554)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At March 31, 2026, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(c)
Sponsored by SSGA Funds Management, Inc., the
Fund’s investment adviser and administrator, and an
affiliate of State Street Bank & Trust Co., the Fund’s
sub-administrator, custodian and accounting agent.

(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2026.

Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2026:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$17,456,909	$—	$—	$17,456,909
Short-Term Investment	320,080	—	—	320,080
Total Investments in Securities	$17,776,989	$—	$—	$17,776,989
Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	(5,554)	—	—	(5,554)
Total Other Financial Instruments	$(5,554)	$—	$—	$(5,554)

Affiliate Table

	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	256,361	$256,361	$1,191,425	$1,127,706	$—	$—	320,080	$320,080	$3,911
See Notes to Schedule of Investments.

State Street U.S. Equity V.I.S. Fund	3

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
March 31, 2026 (Unaudited)

	Number of Shares	Fair Value
Common Stock - 99.0% †
Advertising - 0.1%
Omnicom Group, Inc.	1,016	$76,515
Trade Desk, Inc., Class A (a)	1,600	36,304
		112,819
Aerospace & Defense - 2.3%
Axon Enterprise, Inc. (a)	279	118,488
Boeing Co. (a)	2,630	523,449
General Dynamics Corp.	832	285,559
General Electric Co.	3,496	992,060
Howmet Aerospace, Inc.	1,338	308,355
Huntington Ingalls Industries, Inc.	131	49,767
L3Harris Technologies, Inc.	634	218,825
Lockheed Martin Corp.	679	410,381
Northrop Grumman Corp.	440	300,186
RTX Corp.	4,477	863,613
Textron, Inc.	602	52,711
TransDigm Group, Inc.	185	214,408
		4,337,802
Agricultural & Farm Machinery - 0.2%
Deere & Co.	840	473,172
Agricultural Products & Services - 0.1%
Archer-Daniels-Midland Co.	1,617	117,540
Bunge Global SA	427	54,314
		171,854
Air Freight & Logistics - 0.3%
CH Robinson Worldwide, Inc.	352	58,457
Expeditors International of Washington, Inc.	428	61,303
FedEx Corp.	691	246,120
United Parcel Service, Inc., Class B	2,543	250,180
		616,060
Apparel Retail - 0.4%
Ross Stores, Inc.	1,110	240,459
TJX Cos., Inc.	3,717	593,605
		834,064
Apparel, Accessories & Luxury Goods - 0.1%
Lululemon Athletica, Inc. (a)	391	59,862
Ralph Lauren Corp.	137	47,127
Tapestry, Inc.	654	92,286
		199,275
Application Software - 2.1%
Adobe, Inc. (a)	1,359	330,346
AppLovin Corp., Class A (a)	898	357,404
Autodesk, Inc. (a)	707	169,256
Cadence Design Systems, Inc. (a)	930	258,419
Datadog, Inc., Class A (a)	1,100	129,855
Fair Isaac Corp. (a)	77	82,200
Intuit, Inc.	928	401,249
Palantir Technologies, Inc., Class A (a)	7,613	1,113,630
PTC, Inc. (a)	431	61,413
Roper Technologies, Inc.	336	118,897
Salesforce, Inc.	3,141	586,330
Synopsys, Inc. (a)	639	253,351
Trimble, Inc. (a)	641	41,812
	Number of Shares	Fair Value
Tyler Technologies, Inc. (a)	152	$52,042
Workday, Inc., Class A (a)	762	98,999
		4,055,203
Asset Management & Custody Banks - 0.9%
Ameriprise Financial, Inc.	304	135,098
ARES Management Corp., Class A	700	76,370
Bank of New York Mellon Corp.	2,296	272,375
Blackrock, Inc.	489	470,276
Blackstone, Inc.	2,545	292,650
Franklin Resources, Inc.	991	23,407
Invesco Ltd.	1,674	40,661
KKR & Co., Inc.	2,292	212,010
Northern Trust Corp.	634	88,487
State Street Corp. (b)	841	106,437
T. Rowe Price Group, Inc.	578	52,101
		1,769,872
Automobile Manufacturers - 2.1%
Ford Motor Co.	13,470	155,444
General Motors Co.	3,017	224,766
Tesla, Inc. (a)	9,420	3,501,885
		3,882,095
Automotive Parts & Equipment - 0.0%*
Aptiv PLC (a)	781	54,233
Automotive Retail - 0.3%
AutoZone, Inc. (a)	57	192,534
Carvana Co. (a)	480	150,902
O'Reilly Automotive, Inc. (a)	2,904	268,068
		611,504
Biotechnology - 1.7%
AbbVie, Inc.	5,870	1,276,666
Amgen, Inc.	1,795	631,571
Biogen, Inc. (a)	486	89,098
Gilead Sciences, Inc.	4,139	576,853
Incyte Corp. (a)	518	48,754
Moderna, Inc. (a)	1,046	53,137
Regeneron Pharmaceuticals, Inc.	325	251,108
Vertex Pharmaceuticals, Inc. (a)	846	377,773
		3,304,960
Brewers - 0.0%*
Molson Coors Beverage Co., Class B	610	26,267
Broadcasting - 0.0%*
Fox Corp., Class A	572	33,405
Fox Corp., Class B	495	26,284
Paramount Skydance Corp., Class B	796	7,180
		66,869
Broadline Retail - 3.7%
Amazon.com, Inc. (a)	32,555	6,780,230
eBay, Inc.	1,496	136,166
		6,916,396
Building Products - 0.5%
A.O. Smith Corp.	355	23,409
Allegion PLC	179	26,007
See Notes to Schedule of Investments.

4	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
Builders FirstSource, Inc. (a)	400	$32,932
Carrier Global Corp.	2,749	154,796
Johnson Controls International PLC	2,077	271,983
Lennox International, Inc.	113	52,447
Masco Corp.	766	46,243
Trane Technologies PLC	738	307,554
		915,371
Cable & Satellite - 0.1%
Charter Communications, Inc., Class A (a)	296	63,900
EchoStar Corp., Class A (a)	400	46,828
		110,728
Cargo Ground Transportation - 0.1%
JB Hunt Transport Services, Inc.	256	54,246
Old Dominion Freight Line, Inc.	630	123,102
		177,348
Casinos & Gaming - 0.1%
Las Vegas Sands Corp.	1,025	55,227
MGM Resorts International (a)	634	23,464
Wynn Resorts Ltd.	311	31,582
		110,273
Commodity Chemicals - 0.1%
Dow, Inc.	2,348	97,794
LyondellBasell Industries NV, Class A	852	68,637
		166,431
Communications Equipment - 1.1%
Arista Networks, Inc. (a)	3,441	422,486
Ciena Corp. (a)	470	182,468
Cisco Systems, Inc.	13,231	1,026,593
F5, Inc. (a)	203	58,734
Lumentum Holdings, Inc. (a)	239	167,960
Motorola Solutions, Inc.	562	243,891
		2,102,132
Computer & Electronics Retail - 0.0%*
Best Buy Co., Inc.	660	42,372
Construction & Engineering - 0.3%
Comfort Systems USA, Inc.	120	165,479
EMCOR Group, Inc.	142	104,840
Quanta Services, Inc.	498	273,412
		543,731
Construction Machinery & Heavy Transportation Equipment - 0.9%
Caterpillar, Inc.	1,564	1,108,032
Cummins, Inc.	470	252,869
PACCAR, Inc.	1,753	202,472
Westinghouse Air Brake Technologies Corp.	496	123,955
		1,687,328
Construction Materials - 0.3%
CRH PLC	2,300	241,776
Martin Marietta Materials, Inc.	190	111,849
Vulcan Materials Co.	474	129,070
		482,695
	Number of Shares	Fair Value
Consumer Electronics - 0.1%
Garmin Ltd.	555	$128,766
Consumer Finance - 0.5%
American Express Co.	1,788	540,834
Capital One Financial Corp.	2,083	380,002
Synchrony Financial	1,243	84,549
		1,005,385
Consumer Staples Merchandise Retail - 1.9%
Costco Wholesale Corp.	1,475	1,469,734
Dollar General Corp.	788	93,559
Dollar Tree, Inc. (a)	661	72,386
Target Corp.	1,573	190,648
Walmart, Inc.	14,676	1,823,934
		3,650,261
Copper - 0.2%
Freeport-McMoRan, Inc.	4,894	287,669
Data Center REITs - 0.3%
Digital Realty Trust, Inc.	1,071	193,005
Equinix, Inc.	312	305,835
		498,840
Data Processing & Outsourced Services - 0.0%*
Broadridge Financial Solutions, Inc.	359	58,330
Distillers & Vintners - 0.0%*
Brown-Forman Corp., Class B	555	14,674
Constellation Brands, Inc., Class A	441	66,150
		80,824
Distributors - 0.0%*
Genuine Parts Co.	486	51,395
Pool Corp.	119	24,077
		75,472
Diversified Banks - 3.2%
Bank of America Corp.	22,090	1,076,888
Citigroup, Inc.	5,768	654,149
Fifth Third Bancorp	3,092	143,654
JPMorgan Chase & Co.	8,999	2,647,146
KeyCorp	3,088	61,914
PNC Financial Services Group, Inc.	1,308	272,182
U.S. Bancorp	5,314	276,381
Wells Fargo & Co.	10,266	817,276
		5,949,590
Diversified Financial Services - 0.1%
Apollo Global Management, Inc.	1,576	175,598
Diversified Support Services - 0.2%
Cintas Corp.	1,137	192,312
Copart, Inc. (a)	3,090	102,588
		294,900
Electric Utilities - 1.7%
Alliant Energy Corp.	902	64,728
American Electric Power Co., Inc.	1,859	243,678
Constellation Energy Corp.	1,039	290,141
Duke Energy Corp.	2,481	324,862
See Notes to Schedule of Investments.

State Street S&P 500 Index V.I.S. Fund	5

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
Edison International	1,323	$96,817
Entergy Corp.	1,417	159,214
Evergy, Inc.	788	64,553
Eversource Energy	1,262	87,431
Exelon Corp.	3,438	168,531
FirstEnergy Corp.	1,761	89,212
NextEra Energy, Inc.	6,932	643,844
NRG Energy, Inc.	623	91,045
PG&E Corp.	7,713	135,518
Pinnacle West Capital Corp.	389	39,192
PPL Corp.	2,627	100,351
Southern Co.	3,756	362,529
Xcel Energy, Inc.	2,020	160,469
		3,122,115
Electrical Components & Equipment - 0.8%
AMETEK, Inc.	722	154,768
Eaton Corp. PLC	1,294	462,825
Emerson Electric Co.	1,905	249,593
Generac Holdings, Inc. (a)	165	32,230
Hubbell, Inc.	180	88,333
Rockwell Automation, Inc.	374	134,221
Vertiv Holdings Co., Class A	1,300	325,754
		1,447,724
Electronic Components - 0.5%
Amphenol Corp., Class A	4,040	510,454
Coherent Corp. (a)	600	142,926
Corning, Inc.	2,576	350,259
		1,003,639
Electronic Equipment & Instruments - 0.2%
Keysight Technologies, Inc. (a)	578	163,210
Teledyne Technologies, Inc. (a)	168	101,642
Zebra Technologies Corp., Class A (a)	182	38,052
		302,904
Electronic Manufacturing Services - 0.2%
Jabil, Inc.	385	102,267
TE Connectivity PLC	984	205,676
		307,943
Environmental & Facilities Services - 0.3%
Republic Services, Inc.	651	142,582
Rollins, Inc.	1,100	58,751
Veralto Corp.	847	74,892
Waste Management, Inc.	1,208	277,586
		553,811
Fertilizers & Agricultural Chemicals - 0.2%
CF Industries Holdings, Inc.	539	69,984
Corteva, Inc.	2,334	195,379
Mosaic Co.	1,027	26,188
		291,551
Financial Exchanges & Data - 1.0%
Cboe Global Markets, Inc.	318	89,380
CME Group, Inc.	1,215	358,850
Coinbase Global, Inc., Class A (a)	769	134,275
FactSet Research Systems, Inc.	127	27,558
Intercontinental Exchange, Inc.	1,893	297,731
Moody's Corp.	527	229,904
MSCI, Inc.	259	139,603
	Number of Shares	Fair Value
Nasdaq, Inc.	1,512	$128,354
S&P Global, Inc.	1,020	433,847
		1,839,502
Food Distributors - 0.1%
Sysco Corp.	1,619	115,483
Food Retail - 0.1%
Kroger Co.	1,943	140,595
Footwear - 0.1%
Deckers Outdoor Corp. (a)	506	50,646
NIKE, Inc., Class B	4,060	214,449
		265,095
Gas Utilities - 0.1%
Atmos Energy Corp.	568	104,921
Gold - 0.2%
Newmont Corp.	3,637	393,705
Health Care REITs - 0.3%
Alexandria Real Estate Equities, Inc.	500	23,210
Healthpeak Properties, Inc.	2,424	39,827
Ventas, Inc.	1,595	130,439
Welltower, Inc.	2,244	443,661
		637,137
Healthcare Distributors - 0.4%
Cardinal Health, Inc.	785	165,878
Cencora, Inc.	645	202,620
Henry Schein, Inc. (a)	362	26,680
McKesson Corp.	409	353,932
		749,110
Healthcare Equipment - 1.7%
Abbott Laboratories	5,827	598,258
Baxter International, Inc.	1,781	29,921
Becton Dickinson & Co.	934	146,853
Boston Scientific Corp. (a)	4,948	310,487
Dexcom, Inc. (a)	1,328	83,398
Edwards Lifesciences Corp. (a)	1,940	155,355
GE HealthCare Technologies, Inc.	1,591	113,247
Hologic, Inc. (a)	699	52,837
IDEXX Laboratories, Inc. (a)	269	151,149
Insulet Corp. (a)	252	52,880
Intuitive Surgical, Inc. (a)	1,183	545,351
Medtronic PLC	4,326	374,848
ResMed, Inc.	500	112,240
STERIS PLC	344	76,069
Stryker Corp.	1,113	365,721
Zimmer Biomet Holdings, Inc.	689	62,299
		3,230,913
Healthcare Facilities - 0.1%
HCA Healthcare, Inc.	522	247,031
Universal Health Services, Inc., Class B	188	33,647
		280,678
Healthcare Services - 0.4%
Cigna Group	879	234,473
CVS Health Corp.	4,176	299,920
DaVita, Inc. (a)	158	24,283
See Notes to Schedule of Investments.

6	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
Labcorp Holdings, Inc.	293	$78,176
Quest Diagnostics, Inc.	337	66,045
		702,897
Healthcare Supplies - 0.1%
Align Technology, Inc. (a)	218	37,372
Cooper Cos., Inc. (a)	670	47,905
Solventum Corp. (a)	516	33,695
		118,972
Heavy Electrical Equipment - 0.4%
GE Vernova, Inc.	898	783,864
Home Building - 0.2%
DR Horton, Inc.	923	126,654
Lennar Corp., Class A	655	56,880
NVR, Inc. (a)	8	52,719
PulteGroup, Inc.	641	75,388
		311,641
Home Furnishing Retail - 0.0%*
Williams-Sonoma, Inc.	395	72,020
Home Improvement Retail - 0.8%
Home Depot, Inc.	3,317	1,090,928
Lowe's Cos., Inc.	1,904	449,877
		1,540,805
Hotel & Resort REITs - 0.0%*
Host Hotels & Resorts, Inc.	2,184	41,845
Hotels, Resorts & Cruise Lines - 0.8%
Airbnb, Inc., Class A (a)	1,413	178,434
Booking Holdings, Inc.	107	450,504
Carnival Corp.	3,544	91,719
Expedia Group, Inc.	341	78,733
Hilton Worldwide Holdings, Inc.	764	232,317
Marriott International, Inc., Class A	727	237,780
Norwegian Cruise Line Holdings Ltd. (a)	1,496	27,975
Royal Caribbean Cruises Ltd.	866	238,306
		1,535,768
Household Products - 0.8%
Church & Dwight Co., Inc.	869	81,095
Clorox Co.	388	40,209
Colgate-Palmolive Co.	2,774	236,428
Kimberly-Clark Corp.	1,075	103,705
Procter & Gamble Co.	7,720	1,115,077
		1,576,514
Human Resource & Employment Services - 0.2%
Automatic Data Processing, Inc.	1,354	275,106
Paychex, Inc.	1,158	106,675
		381,781
Independent Power Producers & Energy Traders - 0.1%
AES Corp.	2,416	34,041
Vistra Corp.	1,087	163,409
		197,450
Industrial Conglomerates - 0.4%
3M Co.	1,757	255,169
	Number of Shares	Fair Value
Honeywell International, Inc.	2,099	$474,437
		729,606
Industrial Gases - 0.5%
Air Products & Chemicals, Inc.	770	223,678
Linde PLC	1,545	765,949
		989,627
Industrial Machinery & Supplies & Components - 0.7%
Dover Corp.	406	84,631
Fortive Corp.	1,147	63,406
IDEX Corp.	296	56,107
Illinois Tool Works, Inc.	901	234,521
Ingersoll Rand, Inc.	1,187	95,102
Nordson Corp.	189	50,285
Otis Worldwide Corp.	1,308	100,821
Parker-Hannifin Corp.	423	378,687
Pentair PLC	584	50,872
Snap-on, Inc.	182	66,106
Stanley Black & Decker, Inc.	549	39,012
Xylem, Inc.	826	98,707
		1,318,257
Industrial REITs - 0.2%
Prologis, Inc.	3,132	413,988
Insurance Brokers - 0.5%
Aon PLC, Class A	743	239,825
Arthur J Gallagher & Co.	883	191,240
Brown & Brown, Inc.	940	61,297
Marsh & McLennan Cos., Inc.	1,579	273,878
Willis Towers Watson PLC	344	100,001
		866,241
Integrated Oil & Gas - 2.0%
Chevron Corp.	6,223	1,287,539
Exxon Mobil Corp.	13,977	2,371,338
Occidental Petroleum Corp.	2,496	162,240
		3,821,117
Integrated Telecommunication Services - 0.9%
AT&T, Inc.	23,523	681,932
Comcast Corp., Class A	12,197	350,176
Verizon Communications, Inc.	14,097	707,669
		1,739,777
Interactive Home Entertainment - 0.1%
Electronic Arts, Inc.	758	154,533
Take-Two Interactive Software, Inc. (a)	591	116,723
		271,256
Interactive Media & Services - 7.5%
Alphabet, Inc., Class A	19,431	5,587,578
Alphabet, Inc., Class C	15,653	4,490,220
Meta Platforms, Inc., Class A	7,289	4,170,256
		14,248,054
Internet Services & Infrastructure - 0.1%
Akamai Technologies, Inc. (a)	482	55,358
GoDaddy, Inc., Class A (a)	486	40,178
VeriSign, Inc.	265	65,815
		161,351
Investment Banking & Brokerage - 1.3%
Charles Schwab Corp.	5,661	532,021
See Notes to Schedule of Investments.

State Street S&P 500 Index V.I.S. Fund	7

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
Goldman Sachs Group, Inc.	999	$845,144
Interactive Brokers Group, Inc., Class A	1,600	107,312
Morgan Stanley	4,026	662,559
Raymond James Financial, Inc.	611	88,467
Robinhood Markets, Inc., Class A (a)	2,672	185,169
		2,420,672
IT Consulting & Other Services - 0.7%
Accenture PLC, Class A	2,051	406,693
Cognizant Technology Solutions Corp., Class A	1,687	103,497
EPAM Systems, Inc. (a)	173	23,424
Gartner, Inc. (a)	265	41,960
International Business Machines Corp.	3,097	750,682
		1,326,256
Leisure Products - 0.0%*
Hasbro, Inc.	463	43,337
Life & Health Insurance - 0.3%
Aflac, Inc.	1,579	173,232
Globe Life, Inc.	267	37,158
MetLife, Inc.	1,926	136,207
Principal Financial Group, Inc.	692	62,356
Prudential Financial, Inc.	1,087	106,189
		515,142
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	965	109,991
Bio-Techne Corp.	612	31,983
Charles River Laboratories International, Inc. (a)	157	27,082
Danaher Corp.	2,071	392,661
IQVIA Holdings, Inc. (a)	598	101,983
Mettler-Toledo International, Inc. (a)	68	85,762
Revvity, Inc.	346	30,313
Thermo Fisher Scientific, Inc.	1,242	610,480
Waters Corp. (a)	316	94,105
West Pharmaceutical Services, Inc.	245	61,407
		1,545,767
Managed Healthcare - 0.6%
Centene Corp. (a)	1,612	52,777
Elevance Health, Inc.	750	219,562
Humana, Inc.	400	69,356
UnitedHealth Group, Inc.	3,008	813,935
		1,155,630
Metal, Glass & Plastic Containers - 0.0%*
Ball Corp.	926	54,736
Movies & Entertainment - 1.2%
Live Nation Entertainment, Inc. (a)	539	82,203
Netflix, Inc. (a)	14,040	1,349,946
TKO Group Holdings, Inc.	236	47,589
Walt Disney Co.	5,910	569,606
Warner Bros Discovery, Inc. (a)	8,494	233,245
		2,282,589
	Number of Shares	Fair Value
Multi-Family Residential REITs - 0.2%
AvalonBay Communities, Inc.	520	$84,942
Camden Property Trust	400	39,064
Equity Residential	1,034	61,161
Essex Property Trust, Inc.	181	43,802
Mid-America Apartment Communities, Inc.	434	53,000
UDR, Inc.	1,109	37,462
		319,431
Multi-Sector Holdings - 1.6%
Berkshire Hathaway, Inc., Class B (a)	6,111	2,928,391
Multi-Utilities - 0.7%
Ameren Corp.	866	95,191
CenterPoint Energy, Inc.	2,340	100,994
CMS Energy Corp.	1,058	82,080
Consolidated Edison, Inc.	1,239	140,230
Dominion Energy, Inc.	2,880	178,042
DTE Energy Co.	702	102,646
NiSource, Inc.	1,685	78,622
Public Service Enterprise Group, Inc.	1,753	141,905
Sempra	2,178	211,636
WEC Energy Group, Inc.	1,127	130,473
		1,261,819
Office REITs - 0.0%*
BXP, Inc.	561	29,116
Oil & Gas Equipment & Services - 0.3%
Baker Hughes Co.	3,371	205,800
Halliburton Co.	2,587	100,867
SLB Ltd.	5,159	265,121
		571,788
Oil & Gas Exploration & Production - 0.8%
APA Corp.	1,268	53,814
ConocoPhillips	4,117	543,444
Coterra Energy, Inc.	2,458	86,374
Devon Energy Corp.	2,238	112,616
Diamondback Energy, Inc.	594	117,488
EOG Resources, Inc.	1,863	269,334
EQT Corp.	2,200	140,008
Expand Energy Corp.	808	88,702
Texas Pacific Land Corp.	179	84,946
		1,496,726
Oil & Gas Refining & Marketing - 0.4%
Marathon Petroleum Corp.	982	239,785
Phillips 66 Co.	1,359	247,583
Valero Energy Corp.	1,017	251,280
		738,648
Oil & Gas Storage & Transportation - 0.5%
Kinder Morgan, Inc.	6,627	222,203
ONEOK, Inc.	2,117	191,356
Targa Resources Corp.	684	171,499
Williams Cos., Inc.	4,153	302,256
		887,314
Other Specialized REITs - 0.1%
Iron Mountain, Inc.	1,042	106,430
VICI Properties, Inc.	3,022	82,561
		188,991
See Notes to Schedule of Investments.

8	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
Other Specialty Retail - 0.1%
Tractor Supply Co.	1,861	$84,303
Ulta Beauty, Inc. (a)	152	79,452
		163,755
Packaged Foods & Meats - 0.4%
Campbell's Co.	576	12,828
Conagra Brands, Inc.	1,641	25,796
General Mills, Inc.	1,879	69,936
Hershey Co.	463	96,253
Hormel Foods Corp.	1,097	24,847
J.M. Smucker Co.	359	34,622
Kraft Heinz Co.	2,849	64,074
McCormick & Co., Inc.	886	44,690
Mondelez International, Inc., Class A	4,014	231,367
Tyson Foods, Inc., Class A	973	62,340
		666,753
Paper & Plastic Packaging Products & Materials - 0.2%
Amcor PLC	1,627	64,673
Avery Dennison Corp.	257	44,379
International Paper Co.	1,814	64,760
Packaging Corp. of America	303	64,302
Smurfit Westrock PLC	1,828	72,846
		310,960
Passenger Airlines - 0.2%
Delta Air Lines, Inc. (c)	2,252	149,713
Southwest Airlines Co.	1,796	67,476
United Airlines Holdings, Inc. (a)	1,073	98,791
		315,980
Passenger Ground Transportation - 0.3%
Uber Technologies, Inc. (a)	6,930	498,475
Personal Care Products - 0.1%
Estee Lauder Cos., Inc., Class A	805	57,775
Kenvue, Inc.	6,552	112,956
		170,731
Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co.	6,817	413,451
Eli Lilly & Co.	2,650	2,437,390
Johnson & Johnson	8,079	1,974,831
Merck & Co., Inc.	8,349	1,004,301
Pfizer, Inc.	19,245	540,400
Viatris, Inc.	3,796	51,284
Zoetis, Inc.	1,409	166,558
		6,588,215
Property & Casualty Insurance - 1.0%
Allstate Corp.	880	182,459
American International Group, Inc.	1,841	138,535
Arch Capital Group Ltd. (a)	1,191	114,324
Assurant, Inc.	152	33,107
Chubb Ltd.	1,219	397,309
Cincinnati Financial Corp.	523	82,294
Erie Indemnity Co., Class A	100	25,131
Hartford Insurance Group, Inc.	931	125,899
Loews Corp.	555	59,241
Progressive Corp.	1,903	377,251
Travelers Cos., Inc.	732	213,510
	Number of Shares	Fair Value
W.R. Berkley Corp.	1,066	$70,654
		1,819,714
Publishing - 0.0%*
News Corp., Class A	1,377	34,329
Rail Transportation - 0.5%
CSX Corp.	6,206	254,756
Norfolk Southern Corp.	761	218,407
Union Pacific Corp.	1,985	481,601
		954,764
Real Estate Services - 0.1%
CBRE Group, Inc., Class A (a)	969	131,261
CoStar Group, Inc. (a)	1,486	59,945
		191,206
Regional Banks - 0.3%
Citizens Financial Group, Inc.	1,558	93,433
Huntington Bancshares, Inc.	6,928	108,423
M&T Bank Corp.	518	107,081
Regions Financial Corp.	3,207	83,767
Truist Financial Corp.	4,212	193,626
		586,330
Reinsurance - 0.0%*
Everest Group Ltd.	152	49,681
Research & Consulting Services - 0.1%
Equifax, Inc.	393	70,767
Jacobs Solutions, Inc.	329	41,875
Leidos Holdings, Inc.	459	71,384
Verisk Analytics, Inc.	473	89,752
		273,778
Restaurants - 0.9%
Chipotle Mexican Grill, Inc. (a)	4,345	139,084
Darden Restaurants, Inc.	392	76,848
Domino's Pizza, Inc.	113	40,543
DoorDash, Inc., Class A (a)	1,274	191,291
McDonald's Corp.	2,365	735,018
Starbucks Corp.	3,760	336,858
Yum! Brands, Inc.	926	143,975
		1,663,617
Retail REITs - 0.3%
Federal Realty Investment Trust	317	33,669
Kimco Realty Corp.	2,566	57,658
Realty Income Corp.	3,165	193,635
Regency Centers Corp.	620	46,909
Simon Property Group, Inc.	1,085	202,385
		534,256
Self Storage REITs - 0.1%
Extra Space Storage, Inc.	712	93,365
Public Storage	542	146,817
		240,182
Semiconductor Materials & Equipment - 1.4%
Applied Materials, Inc.	2,638	901,642
KLA Corp.	437	643,443
Lam Research Corp.	4,133	883,057
Qnity Electronics, Inc.	728	83,997
Teradyne, Inc.	536	158,902
		2,671,041
See Notes to Schedule of Investments.

State Street S&P 500 Index V.I.S. Fund	9

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
Semiconductors - 12.9%
Advanced Micro Devices, Inc. (a)	5,433	$1,105,235
Analog Devices, Inc.	1,578	502,025
Broadcom, Inc.	15,801	4,890,567
First Solar, Inc. (a)	356	70,225
Intel Corp. (a)	15,585	687,766
Microchip Technology, Inc.	1,833	118,430
Micron Technology, Inc.	3,751	1,267,238
Monolithic Power Systems, Inc.	157	171,656
NVIDIA Corp.	81,102	14,144,189
NXP Semiconductors NV	851	167,528
ON Semiconductor Corp. (a)	1,446	89,536
QUALCOMM, Inc.	3,531	454,722
Skyworks Solutions, Inc.	500	26,775
Texas Instruments, Inc.	3,036	589,409
		24,285,301
Single-Family Residential REITs - 0.0%*
Invitation Homes, Inc.	1,630	40,506
Soft Drinks & Non-alcoholic Beverages - 1.1%
Coca-Cola Co.	12,981	987,205
Keurig Dr. Pepper, Inc.	4,736	124,699
Monster Beverage Corp. (a)	2,380	172,455
PepsiCo, Inc.	4,568	709,364
		1,993,723
Specialty Chemicals - 0.4%
Albemarle Corp.	382	68,580
DuPont de Nemours, Inc.	1,457	66,731
Ecolab, Inc.	794	211,220
International Flavors & Fragrances, Inc.	863	62,611
PPG Industries, Inc.	738	78,877
Sherwin-Williams Co.	784	251,311
		739,330
Steel - 0.1%
Nucor Corp.	729	123,274
Steel Dynamics, Inc.	483	86,940
		210,214
Systems Software - 6.0%
Crowdstrike Holdings, Inc., Class A (a)	860	335,752
Fortinet, Inc. (a)	2,101	171,694
Gen Digital, Inc.	1,909	35,946
Microsoft Corp.	24,783	9,173,923
Oracle Corp.	5,642	829,995
Palo Alto Networks, Inc. (a)	2,721	436,231
ServiceNow, Inc. (a)	3,520	368,016
		11,351,557
Technology Distributors - 0.0%*
CDW Corp.	378	45,746
Technology Hardware, Storage & Peripherals - 7.3%
ABIOMED, Inc. (a)	199	203
Apple, Inc.	48,999	12,435,456
Dell Technologies, Inc., Class C	990	162,489
Hewlett Packard Enterprise Co.	4,667	111,121
HP, Inc.	3,129	60,108
NetApp, Inc.	638	65,325
	Number of Shares	Fair Value
Sandisk Corp. (a)	477	$303,057
Seagate Technology Holdings PLC	736	288,336
Super Micro Computer, Inc. (a)	1,700	38,709
Western Digital Corp.	1,153	311,875
		13,776,679
Telecom Tower REITs - 0.2%
American Tower Corp.	1,582	273,021
Crown Castle, Inc.	1,468	119,363
SBA Communications Corp.	352	60,583
		452,967
Timber REITs - 0.0%*
Weyerhaeuser Co.	2,054	50,179
Tobacco - 0.6%
Altria Group, Inc.	5,594	369,148
Philip Morris International, Inc.	5,197	859,272
		1,228,420
Trading Companies & Distributors - 0.3%
Fastenal Co.	3,891	180,542
United Rentals, Inc.	192	139,884
WW Grainger, Inc.	143	155,986
		476,412
Transaction & Payment Processing Services - 1.9%
Block, Inc. (a)	1,868	112,416
Corpay, Inc. (a)	247	71,875
Fidelity National Information Services, Inc.	1,747	81,952
Fiserv, Inc. (a)	1,838	102,560
Global Payments, Inc.	829	55,792
Jack Henry & Associates, Inc.	249	39,352
Mastercard, Inc., Class A	2,713	1,355,578
PayPal Holdings, Inc.	3,092	139,851
Visa, Inc., Class A	5,609	1,695,264
		3,654,640
Water Utilities - 0.0%*
American Water Works Co., Inc.	633	86,145
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	1,546	324,706
Total Common Stock (Cost $38,152,596)		186,802,791
Short-Term Investment - 1.0%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 3.64% (d)(e) (Cost $1,869,107)	1,869,107	1,869,107
Total Investments (Cost $40,021,703)		188,671,898
Other Assets and Liabilities, net - 0.0%*		50,868
NET ASSETS - 100.0%		$188,722,766
See Notes to Schedule of Investments.

10	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at March 31, 2026:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Index Futures	June 2026	7	$2,339,777	$2,299,763	$(40,014)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)
State Street Corporation is the parent company of
SSGA Funds Management, Inc., the Fund's investment
adviser and administrator, and State Street Bank &
Trust Co., the Fund’s sub-administrator, custodian and
accounting agent.

(c)	At March 31, 2026, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(d)
Sponsored by SSGA Funds Management, Inc., the
Fund’s investment adviser and administrator, and an
affiliate of State Street Bank & Trust Co., the Fund’s
sub-administrator, custodian and accounting agent.

(e)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2026.
*	Less than 0.05%.

Abbreviations:
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2026:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$186,802,588	$203	$—	$186,802,791
Short-Term Investment	1,869,107	—	—	1,869,107
Total Investments in Securities	$188,671,695	$203	$—	$188,671,898
Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	(40,014)	—	—	(40,014)
Total Other Financial Instruments	$(40,014)	$—	$—	$(40,014)

Affiliate Table

	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Corp.	1,023	$131,977	$—	$23,359	$15,499	$(17,680)	841	$106,437	$859
State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,950,092	1,950,092	7,030,576	7,111,561	—	—	1,869,107	1,869,107	17,005
TOTAL		$2,082,069	$7,030,576	$7,134,920	$15,499	$(17,680)		$1,975,544	$17,864
See Notes to Schedule of Investments.

State Street S&P 500 Index V.I.S. Fund	11

State Street Premier Growth Equity V.I.S. Fund
Schedule of Investments
March 31, 2026 (Unaudited)

	Number of Shares	Fair Value
Common Stock - 91.3% †
Application Software - 2.4%
Salesforce, Inc.	1,606	$299,792
Synopsys, Inc. (a)	1,045	414,322
		714,114
Automobile Manufacturers - 0.9%
Tesla, Inc. (a)	667	247,957
Broadline Retail - 6.1%
Amazon.com, Inc. (a)	8,618	1,794,871
Construction Materials - 0.9%
Martin Marietta Materials, Inc.	449	264,317
Data Center REITs - 1.3%
Equinix, Inc. (b)	385	377,392
Electrical Components & Equipment - 2.4%
Eaton Corp. PLC	1,159	414,539
Emerson Electric Co. (b)	2,131	279,204
		693,743
Electronic Components - 1.3%
Amphenol Corp., Class A	2,954	373,238
Financial Exchanges & Data - 1.9%
S&P Global, Inc.	1,316	559,747
Healthcare Equipment - 2.1%
Dexcom, Inc. (a)	5,281	331,647
Intuitive Surgical, Inc. (a)	639	294,572
		626,219
Home Improvement Retail - 1.8%
Home Depot, Inc.	1,586	521,620
Industrial Machinery & Supplies & Components - 1.1%
Parker-Hannifin Corp.	356	318,705
Interactive Media & Services - 12.5%
Alphabet, Inc., Class A	3,610	1,038,091
Alphabet, Inc., Class C	4,202	1,205,386
Meta Platforms, Inc., Class A	2,529	1,446,917
		3,690,394
Internet Services & Infrastructure - 1.0%
MongoDB, Inc. (a)	1,223	299,354
Life Sciences Tools & Services - 1.0%
Repligen Corp. (a)	2,524	297,378
Passenger Ground Transportation - 1.4%
Uber Technologies, Inc. (a)	5,820	418,633
Pharmaceuticals - 4.7%
AstraZeneca PLC ADR	1,677	330,738
Eli Lilly & Co.	1,132	1,041,180
		1,371,918
Semiconductor Materials & Equipment - 2.1%
Applied Materials, Inc.	1,811	618,982
Semiconductors - 21.7%
Advanced Micro Devices, Inc. (a)	3,034	617,207
Broadcom, Inc.	4,502	1,393,414
	Number of Shares	Fair Value
NVIDIA Corp.	25,116	$4,380,230
		6,390,851
Soft Drinks & Non-alcoholic Beverages - 1.1%
Monster Beverage Corp. (a)	4,627	335,272
Systems Software - 13.1%
Crowdstrike Holdings, Inc., Class A (a)	753	293,979
Microsoft Corp.	8,238	3,049,461
ServiceNow, Inc. (a)	4,926	515,013
		3,858,453
Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	5,838	1,481,626
Trading Companies & Distributors - 1.0%
United Rentals, Inc.	411	299,438
Transaction & Payment Processing Services - 4.5%
Mastercard, Inc., Class A	892	445,697
Visa, Inc., Class A	2,887	872,567
		1,318,264
Total Common Stock (Cost $12,249,583)		26,872,486
Exchange Traded & Mutual Funds - 5.6%
State Street Technology Select Sector SPDR ETF	6,194	823,183
Vanguard Information Technology ETF	1,180	823,309
Total Exchange Traded & Mutual Funds (Cost $1,459,892)		1,646,492
Total Investments in Securities (Cost $13,709,475)		28,518,978
Short-Term Investment - 2.9%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 3.64% (c)(d) (Cost $863,332)	863,332	863,332
Total Investments (Cost $14,572,807)		29,382,310
Other Assets and Liabilities, net - 0.2%		45,454
NET ASSETS - 100.0%		$29,427,764
See Notes to Schedule of Investments.

12	State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at March 31, 2026:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Micro E-mini NASDAQ-100 Futures	June 2026	16	$796,983	$765,280	$(31,703)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At March 31, 2026, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(c)
Sponsored by SSGA Funds Management, Inc., the
Fund’s investment adviser and administrator, and an
affiliate of State Street Bank & Trust Co., the Fund’s
sub-administrator, custodian and accounting agent.

(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2026.

Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2026:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$26,872,486	$—	$—	$26,872,486
Exchange Traded & Mutual Funds	1,646,492	—	—	1,646,492
Short-Term Investment	863,332	—	—	863,332
Total Investments in Securities	$29,382,310	$—	$—	$29,382,310
Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	(31,703)	—	—	(31,703)
Total Other Financial Instruments	$(31,703)	$—	$—	$(31,703)

Affiliate Table

	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	546,977	$546,977	$2,309,308	$1,992,953	$—	$—	863,332	$863,332	$6,206
State Street Technology Select Sector SPDR ETF	6,810	980,436	18,654	107,880	30,339	(98,366)	6,194	823,183	1,038
TOTAL		$1,527,413	$2,327,962	$2,100,833	$30,339	$(98,366)		$1,686,515	$7,244
See Notes to Schedule of Investments.

State Street Premier Growth Equity V.I.S. Fund	13

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments
March 31, 2026 (Unaudited)

	Number of Shares	Fair Value
Common Stock - 94.0% †
Aerospace & Defense - 2.0%
AAR Corp. (a)	309	$33,823
AeroVironment, Inc. (a)	265	48,508
Astronics Corp. (a)	209	13,947
FTAI Aviation Ltd.	333	81,585
Karman Holdings, Inc. (a)	350	28,017
Kratos Defense & Security Solutions, Inc. (a)	819	57,748
Mercury Systems, Inc. (a)	421	30,695
Woodward, Inc.	387	138,515
		432,838
Agricultural & Farm Machinery - 0.9%
AGCO Corp.	1,371	158,858
Alamo Group, Inc.	234	38,603
		197,461
Agricultural Products & Services - 1.2%
Darling Ingredients, Inc. (a)(b)	4,112	254,327
Apparel Retail - 1.7%
Abercrombie & Fitch Co., Class A (a)	201	18,365
Boot Barn Holdings, Inc. (a)	1,463	214,125
Buckle, Inc.	1,655	83,346
Revolve Group, Inc. (a)	1,979	44,745
		360,581
Apparel, Accessories & Luxury Goods - 0.1%
Kontoor Brands, Inc.	436	30,646
Application Software - 3.7%
ACI Worldwide, Inc. (a)	2,679	109,866
Alkami Technology, Inc. (a)	4,060	63,620
Blackbaud, Inc. (a)	2,169	83,745
BlackLine, Inc. (a)	1,661	61,457
Braze, Inc., Class A (a)	4,697	110,896
CCC Intelligent Solutions Holdings, Inc. (a)	13,821	82,926
Descartes Systems Group, Inc. (a)	139	9,947
Dynatrace, Inc. (a)	777	28,733
Guidewire Software, Inc. (a)	179	26,771
nCino, Inc. (a)	1,659	24,852
Nutanix, Inc., Class A (a)	2,550	96,926
Procore Technologies, Inc. (a)	349	19,893
Riot Platforms, Inc. (a)	600	7,416
Vertex, Inc., Class A (a)	4,257	50,616
		777,664
Asset Management & Custody Banks - 0.5%
Hamilton Lane, Inc., Class A	816	81,111
StepStone Group, Inc., Class A	428	20,424
		101,535
Automobile Manufacturers - 0.3%
Thor Industries, Inc.	695	55,524
Automotive Parts & Equipment - 1.3%
Dana, Inc.	1,046	35,198
Dorman Products, Inc. (a)	1,914	199,745
Patrick Industries, Inc.	338	37,542
		272,485
	Number of Shares	Fair Value
Automotive Retail - 1.6%
Group 1 Automotive, Inc.	113	$37,361
Murphy USA, Inc.	450	222,287
Valvoline, Inc. (a)	2,305	77,632
		337,280
Biotechnology - 2.6%
Abivax SA ADR (a)(b)	227	25,276
ADMA Biologics, Inc. (a)	735	6,622
Agios Pharmaceuticals, Inc. (a)	394	13,329
Ascendis Pharma AS ADR (a)(b)	368	84,173
Caris Life Sciences, Inc. (a)	2,845	50,869
Catalyst Pharmaceuticals, Inc. (a)	1,673	41,423
Emergent BioSolutions, Inc. (a)	5,157	42,803
Halozyme Therapeutics, Inc. (a)	553	35,740
Heron Therapeutics, Inc. (a)	26,109	20,890
Legend Biotech Corp. ADR (a)(b)	809	14,635
Madrigal Pharmaceuticals, Inc. (a)	34	17,798
Newamsterdam Pharma Co. NV (a)	371	11,876
Oruka Therapeutics, Inc. (a)	113	5,543
Revolution Medicines, Inc. (a)	209	20,325
Rhythm Pharmaceuticals, Inc. (a)	344	29,918
Vaxcyte, Inc. (a)	650	37,771
Veracyte, Inc. (a)	650	20,936
Vericel Corp. (a)	2,010	64,662
Xenon Pharmaceuticals, Inc. (a)	271	15,759
		560,348
Brewers - 0.5%
Boston Beer Co., Inc., Class A (a)	437	100,685
Broadline Retail - 0.0%*
Pattern Group, Inc., Class A (a)	427	5,308
Building Products - 4.7%
AAON, Inc.	1,040	86,060
Armstrong World Industries, Inc.	931	153,429
AZZ, Inc.	429	53,681
CSW Industrials, Inc.	1,060	276,215
Gibraltar Industries, Inc. (a)	1,847	73,640
Modine Manufacturing Co. (a)	924	200,240
Simpson Manufacturing Co., Inc.	747	128,200
UFP Industries, Inc.	206	18,976
		990,441
Cargo Ground Transportation - 0.5%
RXO, Inc. (a)	994	14,532
Saia, Inc. (a)	236	82,902
		97,434
Coal & Consumable Fuels - 0.0%*
Uranium Energy Corp. (a)	571	7,709
See Notes to Schedule of Investments.

14	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
Commercial & Residential Mortgage Finance - 0.2%
PennyMac Financial Services, Inc.	397	$34,698
Commercial Printing - 0.1%
Brady Corp., Class A	320	25,997
Commodity Chemicals - 0.1%
Hawkins, Inc.	157	24,115
Communications Equipment - 1.0%
Calix, Inc. (a)	556	27,239
Extreme Networks, Inc. (a)	12,652	190,792
		218,031
Construction & Engineering - 1.4%
API Group Corp. (a)	657	26,622
Comfort Systems USA, Inc.	52	71,707
IES Holdings, Inc. (a)	63	30,018
Legence Corp., Class A (a)	669	37,772
MYR Group, Inc. (a)	194	54,770
Primoris Services Corp.	262	37,476
Valmont Industries, Inc.	112	44,752
		303,117
Construction Machinery & Heavy Transportation Equipment - 0.4%
Astec Industries, Inc.	638	34,350
Manitowoc Co., Inc. (a)	1,524	17,755
Oshkosh Corp.	153	22,523
Terex Corp.	223	13,179
		87,807
Construction Materials - 0.1%
Eagle Materials, Inc.	108	20,461
Consumer Finance - 0.5%
FirstCash Holdings, Inc.	149	28,012
LendingClub Corp. (a)	764	10,941
PROG Holdings, Inc.	2,283	65,499
		104,452
Data Processing & Outsourced Services - 0.3%
Verra Mobility Corp. (a)	4,790	68,449
Distributors - 0.4%
LKQ Corp.	2,607	76,568
Diversified Financial Services - 0.1%
Jackson Financial, Inc., Class A	261	27,593
Diversified Metals & Mining - 0.1%
Materion Corp.	128	18,515
Diversified REITs - 0.1%
Essential Properties Realty Trust, Inc.	548	16,637
Diversified Support Services - 1.0%
Healthcare Services Group, Inc. (a)	5,684	105,438
RB Global, Inc.	875	83,869
Vestis Corp. (a)	2,808	22,071
		211,378
	Number of Shares	Fair Value
Education Services - 0.5%
Bright Horizons Family Solutions, Inc. (a)	956	$78,516
Stride, Inc. (a)	411	36,238
		114,754
Electric Utilities - 1.1%
IDACORP, Inc.	1,658	237,044
Electrical Components & Equipment - 0.6%
Acuity, Inc.	50	14,011
EnerSys	214	37,176
Nextpower, Inc., Class A (a)	408	49,184
Regal Rexnord Corp.	96	17,977
		118,348
Electronic Components - 1.8%
Belden, Inc.	1,600	183,728
Littelfuse, Inc.	561	190,375
		374,103
Electronic Equipment & Instruments - 2.6%
Advanced Energy Industries, Inc.	335	108,108
Crane NXT Co.	4,243	172,223
Novanta, Inc. (a)	920	108,661
Ralliant Corp.	1,445	60,098
Vontier Corp.	2,975	105,523
		554,613
Electronic Manufacturing Services - 0.7%
Fabrinet (a)	73	38,071
Plexus Corp. (a)	567	114,840
		152,911
Environmental & Facilities Services - 0.2%
BrightView Holdings, Inc. (a)	2,254	26,575
Casella Waste Systems, Inc., Class A (a)	286	22,691
		49,266
Financial Exchanges & Data - 0.4%
MarketAxess Holdings, Inc.	490	80,840
Food Distributors - 0.5%
Chefs' Warehouse, Inc. (a)	234	13,911
Performance Food Group Co. (a)	1,001	85,746
		99,657
Food Retail - 0.3%
Sprouts Farmers Market, Inc. (a)	750	57,847
Footwear - 0.1%
Birkenstock Holding PLC (a)	714	25,583
Forest Products - 0.9%
Louisiana-Pacific Corp.	2,705	196,789
Gas Utilities - 0.1%
UGI Corp.	808	29,427
Gold - 0.0%*
Coeur Mining, Inc. (a)	475	8,916
See Notes to Schedule of Investments.

State Street Small-Cap Equity V.I.S. Fund	15

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
Health Care REITs - 0.3%
Community Healthcare Trust, Inc.	3,344	$53,136
Healthcare Distributors - 0.6%
AdaptHealth Corp. (a)	10,904	129,758
Healthcare Equipment - 3.5%
AtriCure, Inc. (a)	2,295	65,476
Envista Holdings Corp. (a)	3,782	95,949
Glaukos Corp. (a)	855	92,049
Globus Medical, Inc., Class A (a)	810	69,790
Inspire Medical Systems, Inc. (a)	385	19,858
Integer Holdings Corp. (a)	869	76,472
LeMaitre Vascular, Inc.	267	29,148
LivaNova PLC (a)	221	14,047
Masimo Corp. (a)	456	81,109
Penumbra, Inc. (a)	315	103,437
PROCEPT BioRobotics Corp. (a)	2,700	67,527
SI-BONE, Inc. (a)	2,120	26,776
		741,638
Healthcare Facilities - 1.1%
Acadia Healthcare Co., Inc. (a)	2,315	54,148
U.S. Physical Therapy, Inc.	2,340	175,406
		229,554
Healthcare Services - 1.1%
Addus HomeCare Corp. (a)	248	23,225
Castle Biosciences, Inc. (a)	2,270	55,729
GeneDx Holdings Corp. (a)	240	15,413
Guardant Health, Inc. (a)	271	25,032
Hinge Health, Inc., Class A (a)	982	37,866
Option Care Health, Inc. (a)	433	11,656
RadNet, Inc. (a)	1,281	71,595
		240,516
Healthcare Supplies - 0.3%
ICU Medical, Inc. (a)	159	20,535
Merit Medical Systems, Inc. (a)	685	47,217
		67,752
Healthcare Technology - 0.2%
HeartFlow, Inc. (a)	1,240	30,169
Simulations Plus, Inc. (a)	619	7,317
		37,486
Heavy Electrical Equipment - 0.4%
Bloom Energy Corp., Class A (a)	678	91,862
Home Building - 0.6%
Cavco Industries, Inc. (a)	37	17,919
Green Brick Partners, Inc. (a)	389	25,071
Installed Building Products, Inc.	82	21,742
Taylor Morrison Home Corp. (a)	872	50,785
TopBuild Corp. (a)	53	18,619
		134,136
Home Improvement Retail - 0.3%
Floor & Decor Holdings, Inc., Class A (a)	1,305	66,294
	Number of Shares	Fair Value
Hotel & Resort REITs - 0.3%
RLJ Lodging Trust	9,595	$71,195
Hotels, Resorts & Cruise Lines - 0.3%
Wyndham Hotels & Resorts, Inc.	885	71,889
Human Resource & Employment Services - 0.4%
First Advantage Corp. (a)	6,540	76,910
Industrial Machinery & Supplies & Components - 5.8%
Enerpac Tool Group Corp.	6,984	254,706
Enpro, Inc.	130	32,584
Esab Corp.	1,015	98,110
Gates Industrial Corp. PLC (a)	1,232	27,856
Gorman-Rupp Co.	227	14,104
Helios Technologies, Inc.	436	28,214
ITT, Inc.	191	36,391
JBT Marel Corp.	350	44,754
Kadant, Inc.	617	180,380
Mueller Industries, Inc.	1,865	206,642
RBC Bearings, Inc. (a)	80	43,450
SPX Technologies, Inc. (a)	594	118,764
Standex International Corp.	400	101,944
Watts Water Technologies, Inc., Class A	130	37,738
		1,225,637
Industrial REITs - 0.9%
Americold Realty Trust, Inc.	1,302	14,921
EastGroup Properties, Inc.	671	124,195
First Industrial Realty Trust, Inc.	586	33,900
Lineage, Inc.	364	11,925
		184,941
Insurance Brokers - 0.4%
Baldwin Insurance Group, Inc. (a)	3,825	83,920
Internet Services & Infrastructure - 0.0%*
Applied Digital Corp. (a)	195	4,629
Investment Banking & Brokerage - 1.7%
Houlihan Lokey, Inc.	195	28,006
Piper Sandler Cos.	324	24,802
PJT Partners, Inc., Class A	505	70,559
Raymond James Financial, Inc.	989	143,197
StoneX Group, Inc. (a)	1,222	98,554
		365,118
IT Consulting & Other Services - 0.1%
Unisys Corp. (a)	6,175	12,782
Leisure Facilities - 0.2%
Life Time Group Holdings, Inc. (a)	1,150	30,981
Planet Fitness, Inc., Class A (a)	260	19,339
		50,320
Leisure Products - 0.4%
Acushnet Holdings Corp.	384	35,896
Polaris, Inc.	364	19,838
YETI Holdings, Inc. (a)	607	22,210
		77,944
See Notes to Schedule of Investments.

16	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
Life Sciences Tools & Services - 2.2%
Adaptive Biotechnologies Corp. (a)	918	$12,742
Azenta, Inc. (a)	2,597	54,875
BioLife Solutions, Inc. (a)	2,915	55,618
Bruker Corp.	3,255	117,570
ICON PLC (a)	269	29,767
Mesa Laboratories, Inc.	271	23,962
Repligen Corp. (a)	1,368	161,178
		455,712
Managed Healthcare - 0.1%
HealthEquity, Inc. (a)	259	21,645
Movies & Entertainment - 0.2%
IMAX Corp. (a)	856	32,537
Multi-Line Insurance - 0.2%
Horace Mann Educators Corp.	1,090	46,521
Multi-Utilities - 0.1%
Avista Corp.	575	23,081
Office REITs - 0.7%
COPT Defense Properties	496	15,178
Cousins Properties, Inc.	4,356	98,315
Easterly Government Properties, Inc.	1,921	41,167
		154,660
Office Services & Supplies - 1.4%
MSA Safety, Inc. (b)	1,772	290,519
Oil & Gas Equipment & Services - 1.0%
Atlas Energy Solutions, Inc.	1,561	20,480
Cactus, Inc., Class A	2,665	126,241
Oil States International, Inc. (a)	554	6,449
Solaris Energy Infrastructure, Inc.	590	33,341
TechnipFMC PLC	296	20,462
		206,973
Oil & Gas Exploration & Production - 2.4%
Chord Energy Corp.	95	13,507
Matador Resources Co.	1,725	108,986
Northern Oil & Gas, Inc.	4,831	141,210
Permian Resources Corp., Class A	1,439	30,679
Range Resources Corp.	869	39,261
SM Energy Co.	5,425	169,152
		502,795
Oil & Gas Refining & Marketing - 0.2%
HF Sinclair Corp.	750	46,792
Other Specialty Retail - 0.2%
Upbound Group, Inc.	905	16,335
Warby Parker, Inc., Class A (a)	1,159	24,420
		40,755
Personal Care Products - 0.3%
elf Beauty, Inc. (a)	1,059	64,186
Pharmaceuticals - 0.5%
ANI Pharmaceuticals, Inc. (a)	390	29,991
Axsome Therapeutics, Inc. (a)	153	25,860
Corcept Therapeutics, Inc. (a)	580	23,380
	Number of Shares	Fair Value
Ligand Pharmaceuticals, Inc. (a)	81	$16,172
		95,403
Property & Casualty Insurance - 2.0%
AMERISAFE, Inc.	1,726	57,528
Hamilton Insurance Group Ltd., Class B	477	14,229
Palomar Holdings, Inc. (a)	1,015	121,292
RLI Corp.	2,338	133,360
Selective Insurance Group, Inc.	338	25,482
Skyward Specialty Insurance Group, Inc. (a)	1,805	78,842
		430,733
Publishing - 0.5%
John Wiley & Sons, Inc., Class A	2,917	111,138
Real Estate Services - 0.2%
Cushman & Wakefield Ltd. (a)	3,828	46,931
Regional Banks - 10.0%
1st Source Corp.	598	41,388
Atlantic Union Bankshares Corp.	658	23,517
Axos Financial, Inc. (a)	247	21,017
BancFirst Corp.	545	59,132
Bank OZK	948	43,504
BankUnited, Inc.	484	21,857
Central BanCo, Inc., Class A	3,175	76,041
Columbia Banking System, Inc.	3,853	105,688
Commerce Bancshares, Inc.	1,380	67,896
ConnectOne Bancorp, Inc.	798	21,362
Cullen/Frost Bankers, Inc.	1,369	187,663
East West Bancorp, Inc.	217	23,167
Enterprise Financial Services Corp.	411	22,239
Equity Bancshares, Inc., Class A	591	26,246
First Financial Bankshares, Inc.	2,775	81,724
Five Star Bancorp	569	21,463
Fulton Financial Corp.	4,992	101,537
German American Bancorp, Inc.	1,485	62,058
Heritage Commerce Corp.	1,885	23,525
Home BancShares, Inc.	1,207	32,504
Lakeland Financial Corp.	299	17,157
Live Oak Bancshares, Inc.	5,513	182,315
Metropolitan Bank Holding Corp.	341	28,402
National Bank Holdings Corp., Class A	1,096	42,919
Nicolet Bankshares, Inc.	285	42,357
Old Second Bancorp, Inc.	1,290	26,006
Origin Bancorp, Inc.	911	37,770
Preferred Bank	420	38,090
Prosperity Bancshares, Inc.	1,854	124,552
QCR Holdings, Inc.	439	37,513
Renasant Corp.	3,208	115,905
Stock Yards Bancorp, Inc.	770	51,043
Texas Capital Bancshares, Inc. (a)	375	35,580
Westamerica BanCorp	1,225	63,884
Wintrust Financial Corp.	451	62,662
See Notes to Schedule of Investments.

State Street Small-Cap Equity V.I.S. Fund	17

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
WSFS Financial Corp.	2,174	$142,310
		2,111,993
Research & Consulting Services - 0.1%
ICF International, Inc.	152	9,924
Planet Labs PBC (a)	361	10,090
		20,014
Restaurants - 1.8%
Brinker International, Inc. (a)	375	53,539
Cava Group, Inc. (a)	890	72,001
Cheesecake Factory, Inc.	1,249	68,383
Dutch Bros, Inc., Class A (a)	421	21,328
First Watch Restaurant Group, Inc. (a)	2,230	23,370
Shake Shack, Inc., Class A (a)	390	34,503
Texas Roadhouse, Inc.	388	64,074
Wingstop, Inc.	350	54,240
		391,438
Retail REITs - 0.2%
Kite Realty Group Trust	1,115	27,373
Phillips Edison & Co., Inc.	656	24,548
		51,921
Security & Alarm Services - 0.9%
Brink's Co.	1,778	184,254
Semiconductor Materials & Equipment - 1.1%
Axcelis Technologies, Inc. (a)	256	23,829
Ichor Holdings Ltd. (a)	927	43,208
MKS, Inc.	110	25,279
Onto Innovation, Inc. (a)	678	139,037
		231,353
Semiconductors - 1.8%
Allegro MicroSystems, Inc. (a)	581	18,319
Credo Technology Group Holding Ltd. (a)	591	55,477
Diodes, Inc. (a)	326	22,253
Lattice Semiconductor Corp. (a)	206	19,109
Rambus, Inc. (a)	850	73,125
Semtech Corp. (a)	2,046	157,317
SiTime Corp. (a)	80	27,628
		373,228
Silver - 0.1%
Hecla Mining Co.	641	11,942
Single-Family Residential REITs - 0.1%
UMH Properties, Inc.	703	10,144
Soft Drinks & Non-alcoholic Beverages - 1.0%
Celsius Holdings, Inc. (a)	2,594	92,035
Primo Brands Corp., Class A	5,439	102,416
Vita Coco Co., Inc. (a)	417	19,979
		214,430
Specialized Consumer Services - 1.0%
Matthews International Corp., Class A	2,217	57,243
OneSpaWorld Holdings Ltd.	6,697	153,696
		210,939
Specialty Chemicals - 3.4%
Avient Corp.	3,766	136,706
	Number of Shares	Fair Value
HB Fuller Co.	564	$34,787
Ingevity Corp. (a)	3,157	224,873
Quaker Chemical Corp.	755	93,794
Sensient Technologies Corp.	610	52,728
Solstice Advanced Materials, Inc.	550	41,888
Stepan Co.	2,665	133,197
		717,973
Steel - 0.4%
Commercial Metals Co.	1,385	85,081
Systems Software - 1.1%
Commvault Systems, Inc. (a)	955	74,385
Gitlab, Inc., Class A (a)	2,555	55,290
Progress Software Corp. (a)	581	14,903
SentinelOne, Inc., Class A (a)	6,055	77,988
		222,566
Technology Hardware, Storage & Peripherals - 0.6%
Corsair Gaming, Inc. (a)	6,003	33,316
Everpure, Inc., Class A (a)	1,420	83,837
IonQ, Inc. (a)	506	14,588
		131,741
Timber REITs - 0.1%
Rayonier, Inc.	593	12,228
Trading Companies & Distributors - 1.3%
Applied Industrial Technologies, Inc.	858	227,645
DNOW, Inc. (a)	1,193	14,209
Transcat, Inc. (a)	490	35,990
		277,844
Transaction & Payment Processing Services - 0.6%
EVERTEC, Inc.	942	26,583
Flywire Corp. (a)	3,351	39,006
Shift4 Payments, Inc., Class A (a)	1,310	57,286
		122,875
Water Utilities - 0.1%
American States Water Co.	355	26,845
Total Common Stock (Cost $16,439,130)		19,916,789
Short-Term Investment - 5.9%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 3.64% (c)(d) (Cost $1,259,282)	1,259,282	1,259,282
Total Investments (Cost $17,698,412)		21,176,071
Other Assets and Liabilities, net - 0.1%		12,710
NET ASSETS - 100.0%		$21,188,781
See Notes to Schedule of Investments.

18	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at March 31, 2026:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index Futures	June 2026	5	$629,987	$628,050	$(1,937)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At March 31, 2026, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(c)
Sponsored by SSGA Funds Management, Inc., the
Fund’s investment adviser and administrator, and an
affiliate of State Street Bank & Trust Co., the Fund’s
sub-administrator, custodian and accounting agent.

(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2026.
*	Less than 0.05%.

Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2026:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$19,916,789	$—	$—	$19,916,789
Short-Term Investment	1,259,282	—	—	1,259,282
Total Investments in Securities	$21,176,071	$—	$—	$21,176,071
Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	(1,937)	—	—	(1,937)
Total Other Financial Instruments	$(1,937)	$—	$—	$(1,937)

Affiliate Table

	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,339,339	$1,339,339	$2,194,759	$2,274,816	$—	$—	1,259,282	$1,259,282	$12,054
See Notes to Schedule of Investments.

State Street Small-Cap Equity V.I.S. Fund	19

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2026 (Unaudited)

	Principal Amount	Fair Value
Bonds and Notes - 97.5% †
U.S. Treasuries - 33.2%
U.S. Treasury Bonds
2.25%, 08/15/46 (a)	$67,000	$43,655
3.00%, 08/15/48 (a)	241,000	176,834
4.13%, 08/15/53 (a)	171,000	149,999
4.38%, 08/15/43 (a)	36,000	33,981
4.75%, 08/15/55 (a)	187,000	182,179
U.S. Treasury Inflation-Indexed Notes
0.13%, 01/15/31 (a)	108,064	101,606
1.63%, 10/15/29 (a)	163,714	166,301
1.88%, 01/15/36 (a)	113,798	112,453
U.S. Treasury Notes
3.50%, 10/31/27 - 12/15/28 (a)	266,000	264,175
3.63%, 12/31/30 (a)	169,000	166,716
3.88%, 04/30/30 - 08/15/33 (a)	396,000	390,457
4.25%, 11/15/34 - 08/15/35 (a)	832,000	830,871
		2,619,227
Agency Mortgage Backed - 25.8%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/43 - 10/01/49 (a)	236,584	213,905
4.50%, 06/01/33 - 02/01/35 (a)	595	598
5.00%, 07/01/35 (a)	9,982	10,161
5.50%, 01/01/38 (a)	8,201	8,496
6.00%, 04/01/29 - 11/01/37 (a)	27,081	28,149
6.50%, 02/01/29 (a)	6	7
6.93%, 06/01/26 (a)(b)	60,000	60,289
7.00%, 12/01/29 - 08/01/36 (a)	6,594	7,007
7.50%, 01/01/30 - 09/01/33 (a)	915	935
8.00%, 11/01/30 (a)	1,394	1,429
8.50%, 04/01/30 (a)	1,111	1,184
Federal National Mortgage Association
2.50%, 03/01/51 (a)	195,090	164,166
3.00%, 03/01/50 (a)	42,688	38,049
3.50%, 08/01/45 - 01/01/48 (a)	79,642	74,372
4.00%, 01/01/41 - 01/01/50 (a)	117,987	113,576
4.50%, 07/01/33 - 12/01/48 (a)	47,498	46,947
5.00%, 03/01/34 - 08/01/35 (a)	9,515	9,674
5.50%, 12/01/32 - 01/01/39 (a)	38,964	40,164
6.00%, 02/01/33 - 07/01/35 (a)	40,011	41,528
6.50%, 01/01/29 - 08/01/34 (a)	5,274	5,539
7.00%, 10/01/32 - 12/01/33 (a)	1,451	1,542
7.50%, 12/01/26 - 03/01/33 (a)	2,479	2,540
8.00%, 09/01/30 - 10/01/31 (a)	260	261
Federal National Mortgage Association 1 yr. USD RFUCCT + 1.60%
6.60%, 04/01/37 (a)(c)	162	165
	Principal Amount	Fair Value
Government National Mortgage Association
3.00%, 12/20/42 - 05/20/45 (a)	$190,115	$173,946
3.50%, 08/20/48 (a)	33,598	31,471
4.00%, 01/20/41 - 04/20/43 (a)	32,753	31,634
4.50%, 08/15/33 - 03/20/41 (a)	22,907	22,832
6.00%, 04/15/27 - 04/15/34 (a)	25,216	26,033
6.50%, 08/15/32 - 08/15/34 (a)	9,687	10,021
7.00%, 01/15/28 - 10/15/36 (a)	3,967	4,027
Government National Mortgage Association REMICS 30 day USD SOFR Average - 5.85%
2.18%, 05/20/64 (a)(c)(d)	108,237	3,937
Uniform Mortgage-Backed Security, TBA
2.00%, 04/01/56 (e)	101,790	81,923
2.50%, 04/01/56 (e)	322,009	270,831
3.00%, 04/01/56 (e)	208,270	183,104
6.00%, 04/01/56 (e)	318,280	324,305
		2,034,747
Agency Collateralized Mortgage Obligations - 1.3%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.51%, 07/25/29 (a)	55,000	52,312
4.05%, 09/25/28 (a)(c)	31,000	30,932
Federal Home Loan Mortgage Corp. REMICS
5.50%, 06/15/33 (a)(d)	3,778	449
7.50%, 07/15/27 (a)(d)	63	2
Federal Home Loan Mortgage Corp. STRIPS
0.00%, 08/01/27 (a)(f)	11	11
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
0.09%, 09/25/43 (a)(c)(d)	187,987	538
Federal National Mortgage Association Interest STRIPS
0.00%, 12/25/34 (a)(f)	3,723	3,037
4.50%, 08/25/35 - 01/25/36 (a)(d)	4,002	472
5.00%, 03/25/38 - 05/25/38 (a)(d)	2,752	413
5.50%, 12/25/33 (a)(d)	1,177	167
6.00%, 01/25/35 (a)(d)	2,109	316
Federal National Mortgage Association REMICS
1.13%, 12/25/42 (a)(c)(d)	9,062	223
5.00%, 09/25/40 (a)(d)	1,053	105
Federal National Mortgage Association REMICS 30 day USD SOFR Average - 5.89%
2.22%, 07/25/38 (a)(c)(d)	1,708	135
Federal National Mortgage Association REMICS 30 day USD SOFR Average - 6.44%
2.77%, 11/25/41 (a)(c)(d)	79,515	8,643
		97,755
See Notes to Schedule of Investments.

20	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Principal Amount	Fair Value
Corporate Notes - 23.2%
Abbott Laboratories
3.75%, 11/30/26 (a)	$2,000	$1,996
4.90%, 11/30/46 (a)	3,000	2,755
AbbVie, Inc.
3.20%, 11/21/29 (a)	3,000	2,888
4.40%, 11/06/42 (a)	2,000	1,755
4.63%, 10/01/42 (a)	2,000	1,796
4.88%, 11/14/48 (a)	3,000	2,689
5.05%, 03/15/34 (a)	2,000	2,030
5.40%, 03/15/54 (a)	3,000	2,864
5.50%, 03/15/64 (a)	3,000	2,859
Advanced Micro Devices, Inc.
4.39%, 06/01/52 (a)	3,000	2,482
AEP Texas, Inc.
3.45%, 05/15/51 (a)	3,000	1,986
5.70%, 05/15/34 (a)	4,000	4,128
AEP Transmission Co. LLC
5.40%, 03/15/53 (a)	3,000	2,835
Aircastle Ltd.
4.25%, 06/15/26 (a)	3,000	2,996
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33 (a)	3,000	2,430
2.95%, 03/15/34 (a)	3,000	2,533
4.70%, 07/01/30 (a)	3,000	2,984
Allstate Corp.
4.20%, 12/15/46 (a)	2,000	1,585
Allstate Corp. (6.85% fixed rate until 04/30/26; 3.20% + 3 mo. Term SOFR thereafter)
6.85%, 08/15/53 (a)(c)	6,000	5,992
Alphabet, Inc.
4.10%, 11/15/30 (a)	5,000	4,964
4.50%, 05/15/35 (a)	3,000	2,950
Altria Group, Inc.
3.40%, 02/04/41 (a)	2,000	1,510
4.00%, 02/04/61 (a)	2,000	1,398
4.25%, 08/09/42 (a)	2,000	1,629
4.45%, 05/06/50 (a)	3,000	2,344
4.50%, 05/02/43 (a)	3,000	2,493
Amazon.com, Inc.
1.50%, 06/03/30	2,000	1,789
2.50%, 06/03/50	3,000	1,746
2.70%, 06/03/60	3,000	1,635
2.88%, 05/12/41	2,000	1,478
3.15%, 08/22/27	2,000	1,976
3.25%, 05/12/61	3,000	1,856
4.05%, 08/22/47	3,000	2,396
American Electric Power Co., Inc.
2.30%, 03/01/30 (a)	3,000	2,748
3.25%, 03/01/50 (a)	3,000	1,969
American Honda Finance Corp.
5.85%, 10/04/30 (a)	8,000	8,304
American Tower Corp.
1.50%, 01/31/28 (a)	2,000	1,896
2.90%, 01/15/30 (a)	2,000	1,879
3.70%, 10/15/49 (a)	3,000	2,153
American Water Capital Corp.
2.95%, 09/01/27 (a)	5,000	4,910
5.45%, 03/01/54 (a)	5,000	4,743
Americold Realty Operating Partnership LP
5.41%, 09/12/34 (a)	3,000	2,855
	Principal Amount	Fair Value
Amgen, Inc.
2.45%, 02/21/30	$2,000	$1,859
3.00%, 01/15/52	2,000	1,287
3.15%, 02/21/40	3,000	2,331
5.60%, 03/02/43	3,000	2,961
5.65%, 03/02/53	3,000	2,904
5.75%, 03/02/63	3,000	2,883
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36 (a)	7,000	6,816
4.90%, 02/01/46 (a)	6,000	5,410
Anheuser-Busch InBev Worldwide, Inc.
5.55%, 01/23/49 (a)	2,000	1,939
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51 (a)	2,000	1,215
Apollo Debt Solutions BDC
6.90%, 04/13/29 (a)	3,000	3,070
Apollo Management Holdings LP
2.65%, 06/05/30 (a)(g)	2,000	1,837
Apple, Inc.
2.65%, 02/08/51 (a)	2,000	1,211
2.80%, 02/08/61 (a)	2,000	1,140
3.45%, 02/09/45 (a)	2,000	1,523
4.85%, 05/10/53 (a)	2,000	1,839
Applied Materials, Inc.
4.35%, 04/01/47 (a)	2,000	1,692
Aptiv Swiss Holdings Ltd.
4.40%, 10/01/46 (a)	3,000	2,413
ArcelorMittal SA
6.00%, 06/17/34 (a)	3,000	3,159
6.80%, 11/29/32 (a)	2,000	2,208
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	2,000	1,989
ARES Capital Corp.
2.88%, 06/15/28 (a)	3,000	2,838
Arthur J Gallagher & Co.
3.50%, 05/20/51 (a)	3,000	2,045
Ascension Health
4.85%, 11/15/53 (a)	6,000	5,340
Astrazeneca Finance LLC
1.75%, 05/28/28 (a)	3,000	2,855
5.00%, 02/26/34 (a)	2,000	2,030
AstraZeneca PLC
3.00%, 05/28/51 (a)	3,000	1,983
4.00%, 01/17/29 (a)	3,000	2,990
4.38%, 08/17/48 (a)	2,000	1,702
AT&T, Inc.
2.75%, 06/01/31	5,000	4,570
4.35%, 03/01/29	2,000	2,001
4.50%, 05/15/35	3,000	2,843
4.55%, 03/09/49	2,000	1,607
4.75%, 05/15/46	2,000	1,692
5.40%, 02/15/34	2,000	2,045
Athene Holding Ltd.
4.13%, 01/12/28 (a)	2,000	1,976
6.15%, 04/03/30 (a)	3,000	3,103
Atmos Energy Corp.
6.20%, 11/15/53 (a)	3,000	3,178
AutoNation, Inc.
5.89%, 03/15/35 (a)	3,000	3,062
Bank of America Corp.
3.25%, 10/21/27 (a)	3,000	2,959
See Notes to Schedule of Investments.

State Street Income V.I.S. Fund	21

State Street Income V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Principal Amount	Fair Value
4.18%, 11/25/27 (a)	$2,000	$1,992
4.25%, 10/22/26 (a)	2,000	1,999
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09%, 06/14/29 (a)(c)	3,000	2,853
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.77% + 3 mo. Term SOFR thereafter)
3.71%, 04/24/28 (a)(c)	2,000	1,985
Bank of America Corp. (5.29% fixed rate until 04/25/33; 1.91% + SOFR thereafter)
5.29%, 04/25/34 (a)(c)	3,000	3,035
Bank of America Corp. (5.47% fixed rate until 01/23/34; 1.65% + SOFR thereafter)
5.47%, 01/23/35 (a)(c)	2,000	2,040
Bank of Nova Scotia (6.56% fixed rate until 07/12/26; 2.91% + 3 mo. Term SOFR thereafter)
6.56%, 07/12/26 (a)(c)	5,000	4,912
BAT Capital Corp.
2.73%, 03/25/31	2,000	1,827
4.39%, 08/15/37	3,000	2,726
4.54%, 08/15/47	2,000	1,619
4.63%, 03/22/33	5,000	4,892
5.83%, 02/20/31	3,000	3,141
Baxter International, Inc.
1.92%, 02/01/27 (a)	2,000	1,954
4.90%, 12/15/30 (a)	4,000	3,945
5.65%, 12/15/35 (a)	2,000	1,954
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	4,000	3,967
4.69%, 12/15/44 (a)	2,000	1,748
5.11%, 02/08/34 (a)	5,000	5,025
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	2,000	1,962
3.70%, 07/15/30 (a)	3,000	2,913
3.80%, 07/15/48 (a)	3,000	2,208
4.25%, 10/15/50 (a)	2,000	1,558
6.13%, 04/01/36 (a)	3,000	3,202
Berkshire Hathaway Finance Corp.
2.85%, 10/15/50 (a)	2,000	1,256
4.25%, 01/15/49 (a)	2,000	1,639
Berry Global, Inc.
4.88%, 07/15/26 (a)(g)	2,000	2,000
BlackRock TCP Capital Corp.
6.95%, 05/30/29 (a)	8,000	7,851
Block Financial LLC
2.50%, 07/15/28 (a)	3,000	2,833
3.88%, 08/15/30 (a)	3,000	2,827
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	2,000	2,009
Boeing Co.
2.70%, 02/01/27 (a)	2,000	1,971
2.95%, 02/01/30 (a)	2,000	1,881
3.25%, 03/01/28 (a)	3,000	2,936
3.75%, 02/01/50 (a)	2,000	1,418
5.04%, 05/01/27 (a)	3,000	3,016
5.15%, 05/01/30 (a)	3,000	3,046
5.81%, 05/01/50 (a)	2,000	1,931
Boston Properties LP
3.40%, 06/21/29 (a)	3,000	2,876
	Principal Amount	Fair Value
BP Capital Markets America, Inc.
3.00%, 02/24/50 (a)	$3,000	$1,933
3.38%, 02/08/61 (a)	3,000	1,938
4.81%, 02/13/33 (a)	3,000	3,010
5.23%, 11/17/34 (a)	7,000	7,140
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 yr. CMT thereafter)
4.88%, 03/22/30 (a)(c)	4,000	3,945
Bristol-Myers Squibb Co.
1.45%, 11/13/30	2,000	1,759
2.35%, 11/13/40	2,000	1,396
4.13%, 06/15/39	3,000	2,669
4.25%, 10/26/49	3,000	2,408
4.55%, 02/20/48	2,000	1,691
5.20%, 02/22/34	3,000	3,073
Brixmor Operating Partnership LP
2.25%, 04/01/28 (a)	2,000	1,919
Broadcom, Inc.
3.14%, 11/15/35 (a)(g)	3,000	2,549
3.42%, 04/15/33 (a)	3,000	2,744
3.47%, 04/15/34 (a)	2,000	1,802
4.15%, 11/15/30 (a)	2,000	1,969
4.30%, 11/15/32 (a)	2,000	1,947
Brown-Forman Corp.
4.00%, 04/15/38 (a)	2,000	1,757
Bunge Ltd. Finance Corp.
3.75%, 09/25/27 (a)	3,000	2,975
Burlington Northern Santa Fe LLC
4.15%, 12/15/48 (a)	2,000	1,602
4.55%, 09/01/44 (a)	3,000	2,616
Campbell's Co.
5.40%, 03/21/34 (a)	3,000	2,908
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	3,000	2,983
Canadian Pacific Railway Co.
1.75%, 12/02/26 (a)	3,000	2,952
3.50%, 05/01/50 (a)	3,000	2,121
Carlisle Cos., Inc.
2.20%, 03/01/32 (a)	3,000	2,585
Carrier Global Corp.
2.72%, 02/15/30 (a)	3,000	2,803
CBRE Services, Inc.
4.90%, 01/15/33 (a)	10,000	9,877
Centene Corp.
2.45%, 07/15/28 (a)	17,000	15,830
Charles Schwab Corp.
2.45%, 03/03/27 (a)	9,000	8,861
Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 yr. CMT thereafter)
4.00%, 12/01/30 (a)(c)	5,000	4,627
Charles Schwab Corp. (5.64% fixed rate until 05/19/28; 2.21% + SOFR thereafter)
5.64%, 05/19/29 (a)(c)	5,000	5,137
Charles Schwab Corp. (6.14% fixed rate until 08/24/33; 2.01% + SOFR thereafter)
6.14%, 08/24/34 (a)(c)	3,000	3,192
See Notes to Schedule of Investments.

22	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Principal Amount	Fair Value
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41 (a)	$2,000	$1,402
3.70%, 04/01/51 (a)	2,000	1,240
4.80%, 03/01/50 (a)	3,000	2,225
6.55%, 06/01/34 (a)	5,000	5,188
Cheniere Energy, Inc.
5.65%, 04/15/34 (a)	3,000	3,091
Chevron USA, Inc.
3.85%, 01/15/28 (a)	2,000	1,993
Chubb INA Holdings LLC
4.35%, 11/03/45 (a)	2,000	1,683
Church & Dwight Co., Inc.
2.30%, 12/15/31 (a)	3,000	2,659
Cigna Group
2.40%, 03/15/30 (a)	3,000	2,772
3.40%, 03/01/27 (a)	5,000	4,959
4.38%, 10/15/28 (a)	3,000	2,998
Cisco Systems, Inc.
5.30%, 02/26/54 (a)	2,000	1,876
5.35%, 02/26/64 (a)	2,000	1,847
5.90%, 02/15/39 (a)	3,000	3,169
Citigroup, Inc.
4.45%, 09/29/27 (a)	3,000	2,999
Citigroup, Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%, 11/05/30 (a)(c)	3,000	2,832
Citigroup, Inc. (3.88% fixed rate until 01/24/38; 1.43% + 3 mo. Term SOFR thereafter)
3.88%, 01/24/39 (a)(c)	3,000	2,583
Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (a)(g)	2,000	1,972
Clorox Co.
1.80%, 05/15/30 (a)	2,000	1,789
CME Group, Inc.
3.75%, 06/15/28 (a)	2,000	1,985
CMS Energy Corp.
4.88%, 03/01/44 (a)	2,000	1,759
Coca-Cola Co.
2.60%, 06/01/50 (a)	3,000	1,819
2.75%, 06/01/60 (a)	3,000	1,715
Comcast Corp.
3.20%, 07/15/36 (a)	3,000	2,515
3.25%, 11/01/39 (a)	3,000	2,310
3.97%, 11/01/47 (a)	3,000	2,209
5.17%, 01/15/37 (a)(g)	3,000	2,922
Conagra Brands, Inc.
5.30%, 11/01/38 (a)	3,000	2,791
ConocoPhillips Co.
5.55%, 03/15/54 (a)	3,000	2,874
Consolidated Edison Co. of New York, Inc.
3.35%, 04/01/30 (a)	3,000	2,878
3.88%, 06/15/47 (a)	2,000	1,526
3.95%, 04/01/50 (a)	3,000	2,308
Constellation Brands, Inc.
3.15%, 08/01/29 (a)	2,000	1,913
4.50%, 05/09/47 (a)	2,000	1,629
Constellation Energy Generation LLC
6.50%, 10/01/53 (a)	3,000	3,188
	Principal Amount	Fair Value
Continental Resources, Inc.
2.88%, 04/01/32 (a)(g)	$3,000	$2,621
COPT Defense Properties LP
2.00%, 01/15/29 (a)	3,000	2,801
2.75%, 04/15/31 (a)	5,000	4,518
Corebridge Financial, Inc.
3.90%, 04/05/32 (a)	6,000	5,628
Coterra Energy, Inc.
5.60%, 03/15/34 (a)	5,000	5,116
5.90%, 02/15/55 (a)	3,000	2,861
Crowdstrike Holdings, Inc.
3.00%, 02/15/29 (a)	32,000	30,449
Crown Castle, Inc.
2.90%, 03/15/27 (a)	3,000	2,956
CSL Finance PLC
4.25%, 04/27/32 (a)(g)	2,000	1,936
CSX Corp.
4.50%, 03/15/49 - 08/01/54 (a)	5,000	4,143
CubeSmart LP
4.38%, 02/15/29 (a)	3,000	2,981
CVS Health Corp.
3.00%, 08/15/26 (a)	2,000	1,990
3.63%, 04/01/27 (a)	3,000	2,975
3.75%, 04/01/30 (a)	3,000	2,900
4.78%, 03/25/38 (a)	3,000	2,763
5.13%, 07/20/45 (a)	2,000	1,759
5.30%, 12/05/43 (a)	2,000	1,817
6.05%, 06/01/54 (a)	2,000	1,940
CVS Health Corp. (6.75% fixed rate until 09/10/34; 2.52% + 5 yr. CMT thereafter)
6.75%, 12/10/54 (a)(c)	3,000	3,028
CVS Health Corp. (7.00% fixed rate until 12/10/29; 2.89% + 5 yr. CMT thereafter)
7.00%, 03/10/55 (a)(c)	2,000	2,058
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	2,000	1,884
3.25%, 11/15/39 (a)	3,000	2,408
3.40%, 11/15/49 (a)	3,000	2,104
Diamondback Energy, Inc.
3.13%, 03/24/31 (a)	2,000	1,856
4.40%, 03/24/51 (a)	3,000	2,393
5.40%, 04/18/34 (a)	3,000	3,047
Dick's Sporting Goods, Inc.
4.10%, 01/15/52 (a)	4,000	2,831
Digital Realty Trust LP
3.60%, 07/01/29 (a)	2,000	1,943
Discovery Communications LLC
3.95%, 03/20/28 (a)	2,000	1,959
5.00%, 09/20/37 (a)	3,000	2,169
Discovery Global Holdings, Inc.
3.76%, 03/15/27 (a)	8,000	7,902
4.28%, 03/15/32 (a)	10,000	8,853
Dollar General Corp.
3.50%, 04/03/30 (a)	2,000	1,905
4.13%, 04/03/50 (a)	2,000	1,506
Dominion Energy, Inc.
3.38%, 04/01/30 (a)	2,000	1,911
Dover Corp.
2.95%, 11/04/29 (a)	3,000	2,846
Dow Chemical Co.
2.10%, 11/15/30 (a)	3,000	2,638
4.25%, 10/01/34 (a)	3,000	2,724
See Notes to Schedule of Investments.

State Street Income V.I.S. Fund	23

State Street Income V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Principal Amount	Fair Value
5.15%, 02/15/34 (a)	$3,000	$2,924
6.30%, 03/15/33 (a)	3,000	3,145
DR Horton, Inc.
5.50%, 10/15/35 (a)	3,000	3,045
DTE Energy Co.
2.85%, 10/01/26 (a)	4,000	3,969
Duke Energy Carolinas LLC
3.95%, 03/15/48 (a)	3,000	2,306
Duke Energy Corp.
2.55%, 06/15/31 (a)	2,000	1,799
3.30%, 06/15/41 (a)	2,000	1,501
3.50%, 06/15/51 (a)	2,000	1,339
3.75%, 09/01/46 (a)	3,000	2,217
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	6,000	4,871
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (a)(g)	2,000	1,975
Eastman Chemical Co.
4.65%, 10/15/44 (a)	2,000	1,676
Eaton Corp.
3.10%, 09/15/27 (a)	2,000	1,972
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	3,000	2,761
Elevance Health, Inc.
2.88%, 09/15/29 (a)	3,000	2,842
3.60%, 03/15/51 (a)	3,000	2,081
3.70%, 09/15/49 (a)	3,000	2,134
5.65%, 06/15/54 (a)	3,000	2,827
Eli Lilly & Co.
5.00%, 02/09/54 (a)	3,000	2,731
5.10%, 02/09/64 (a)	3,000	2,695
Emera U.S. Finance LP
2.64%, 06/15/31 (a)	3,000	2,676
Emerson Electric Co.
1.80%, 10/15/27 (a)	2,000	1,934
2.75%, 10/15/50 (a)	2,000	1,232
Enbridge, Inc.
1.60%, 10/04/26 (a)	3,000	2,960
Enbridge, Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 yr. CMT thereafter)
5.75%, 07/15/80 (a)(c)	6,000	5,992
Energy Transfer LP
5.30%, 04/01/44 - 04/15/47 (a)	5,000	4,453
5.35%, 05/15/45 (a)	2,000	1,786
5.75%, 02/15/33 (a)	3,000	3,120
6.10%, 12/01/28 (a)	3,000	3,119
6.40%, 12/01/30 (a)	3,000	3,206
6.50%, 02/01/42 (a)	2,000	2,082
Enterprise Products Operating LLC
4.25%, 02/15/48	5,000	4,028
4.85%, 01/31/34	6,000	5,990
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.29% + 3 mo. Term SOFR thereafter)
5.25%, 08/16/77 (c)	3,000	2,973
EOG Resources, Inc.
5.10%, 01/15/36 (a)	2,000	1,975
Equinix, Inc.
2.15%, 07/15/30 (a)	2,000	1,798
ERP Operating LP
4.50%, 07/01/44 (a)	5,000	4,323
	Principal Amount	Fair Value
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/52 (a)	$3,000	$1,809
Eversource Energy
3.45%, 01/15/50 (a)	3,000	2,059
Exelon Corp.
4.05%, 04/15/30 (a)	3,000	2,940
4.45%, 04/15/46 (a)	3,000	2,459
4.70%, 04/15/50 (a)	2,000	1,658
5.60%, 03/15/53 (a)	3,000	2,831
Expand Energy Corp.
6.75%, 04/15/29 (a)(g)	10,000	10,022
Expedia Group, Inc.
5.40%, 02/15/35 (a)	3,000	2,976
Extra Space Storage LP
2.20%, 10/15/30 (a)	2,000	1,791
5.90%, 01/15/31 (a)	2,000	2,089
FedEx Corp.
4.10%, 02/01/45 (a)	2,000	1,572
FirstEnergy Corp.
3.40%, 03/01/50 (a)	2,000	1,336
FirstEnergy Transmission LLC
4.55%, 04/01/49 (a)(g)	2,000	1,659
Fiserv, Inc.
3.50%, 07/01/29 (a)	3,000	2,874
4.40%, 07/01/49 (a)	3,000	2,266
Florida Power & Light Co.
4.13%, 02/01/42 (a)	3,000	2,544
Flowserve Corp.
2.80%, 01/15/32 (a)	3,000	2,648
Fox Corp.
6.50%, 10/13/33 (a)	3,000	3,218
Freeport-McMoRan, Inc.
4.25%, 03/01/30 (a)	3,000	2,944
General Mills, Inc.
3.00%, 02/01/51 (a)	3,000	1,840
General Motors Co.
5.20%, 04/01/45 (a)	3,000	2,602
5.40%, 04/01/48 (a)	2,000	1,750
6.80%, 10/01/27 (a)	3,000	3,085
General Motors Financial Co., Inc.
2.35%, 01/08/31 (a)	2,000	1,782
5.85%, 04/06/30 (a)	6,000	6,213
6.10%, 01/07/34 (a)	5,000	5,192
Genuine Parts Co.
2.75%, 02/01/32 (a)	3,000	2,598
Georgia Power Co.
5.25%, 03/15/34 (a)	8,000	8,174
Gilead Sciences, Inc.
2.60%, 10/01/40 (a)	2,000	1,447
4.15%, 03/01/47 (a)	3,000	2,428
4.60%, 09/01/35 (a)	3,000	2,928
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	3,000	2,922
Goldman Sachs Group, Inc.
3.85%, 01/26/27 (a)	2,000	1,993
Goldman Sachs Group, Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38%, 07/21/32 (a)(c)	3,000	2,647
Goldman Sachs Group, Inc. (3.44% fixed rate until 02/24/42; 1.63% + SOFR thereafter)
3.44%, 02/24/43 (a)(c)	3,000	2,253
See Notes to Schedule of Investments.

24	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Principal Amount	Fair Value
Goldman Sachs Group, Inc. (3.81% fixed rate until 04/23/28; 1.42% + 3 mo. Term SOFR thereafter)
3.81%, 04/23/29 (a)(c)	$2,000	$1,972
Goldman Sachs Group, Inc. (4.02% fixed rate until 10/31/37; 1.63% + 3 mo. Term SOFR thereafter)
4.02%, 10/31/38 (a)(c)	2,000	1,745
Goldman Sachs Group, Inc. (4.22% fixed rate until 05/01/28; 1.56% + 3 mo. Term SOFR thereafter)
4.22%, 05/01/29 (a)(c)	2,000	1,988
Graphic Packaging International LLC
1.51%, 04/15/26 (a)(g)	3,000	2,996
Halliburton Co.
5.00%, 11/15/45 (a)	2,000	1,773
Hartford Insurance Group, Inc. (6.04% fixed rate until 04/30/26; 2.39% + 3 mo. Term SOFR thereafter)
6.04%, 02/12/67 (a)(c)(g)	2,000	1,911
HCA, Inc.
3.13%, 03/15/27 (a)	3,000	2,962
3.38%, 03/15/29 (a)	3,000	2,906
3.50%, 09/01/30 (a)	3,000	2,849
3.63%, 03/15/32 (a)	3,000	2,786
4.63%, 03/15/52 (a)	2,000	1,592
5.60%, 04/01/34 (a)	3,000	3,063
5.75%, 03/01/35 (a)	3,000	3,084
6.00%, 04/01/54 (a)	2,000	1,932
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/30 (a)(g)	3,000	2,715
3.20%, 06/01/50 (a)(g)	2,000	1,243
Healthcare Realty Holdings LP
2.00%, 03/15/31 (a)	3,000	2,604
Hess Corp.
5.60%, 02/15/41 (a)	2,000	2,036
5.80%, 04/01/47 (a)	2,000	2,016
Highwoods Realty LP
4.13%, 03/15/28 (a)	3,000	2,957
4.20%, 04/15/29 (a)	2,000	1,945
Home Depot, Inc.
2.70%, 04/15/30 (a)	2,000	1,882
3.35%, 04/15/50 (a)	3,000	2,070
3.50%, 09/15/56 (a)	3,000	2,047
3.90%, 12/06/28 (a)	2,000	1,991
4.50%, 12/06/48 (a)	2,000	1,681
5.40%, 06/25/64 (a)	3,000	2,814
Honeywell Aerospace, Inc.
4.30%, 03/16/31 (a)(g)	4,000	3,959
Honeywell International, Inc.
1.75%, 09/01/31 (a)	3,000	2,599
Hormel Foods Corp.
1.80%, 06/11/30 (a)	3,000	2,697
Huntington Bancshares, Inc.
2.55%, 02/04/30 (a)	3,000	2,779
Huntington Bancshares, Inc. (6.14% fixed rate until 08/18/34; 1.70% + 5 yr. CMT thereafter)
6.14%, 11/18/39 (a)(c)	3,000	3,053
Hyundai Capital America
5.40%, 01/08/31 (a)(g)	8,000	8,165
	Principal Amount	Fair Value
Indiana Michigan Power Co.
3.25%, 05/01/51 (a)	$3,000	$1,959
Ingersoll Rand, Inc.
5.70%, 08/14/33 (a)	3,000	3,116
Ingredion, Inc.
3.90%, 06/01/50 (a)	2,000	1,481
Intel Corp.
2.00%, 08/12/31 (a)	2,000	1,732
2.45%, 11/15/29 (a)	2,000	1,856
2.80%, 08/12/41 (a)	3,000	2,058
3.10%, 02/15/60 (a)	3,000	1,650
Intercontinental Exchange, Inc.
1.85%, 09/15/32 (a)	2,000	1,685
2.65%, 09/15/40 (a)	2,000	1,448
Intuit, Inc.
5.50%, 09/15/53 (a)	3,000	2,759
ITC Holdings Corp.
2.95%, 05/14/30 (a)(g)	2,000	1,870
J.M. Smucker Co.
6.50%, 11/15/43 - 11/15/53 (a)	6,000	6,245
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.75%, 04/01/33 (a)	3,000	3,097
5.95%, 04/20/35 (a)	3,000	3,113
6.75%, 03/15/34 (a)	3,000	3,294
Jefferies Financial Group, Inc.
5.88%, 07/21/28 (a)	5,000	5,106
Johnson & Johnson
3.63%, 03/03/37 (a)	3,000	2,694
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + 3 mo. Term SOFR thereafter)
2.96%, 05/13/31 (a)(c)	3,000	2,796
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + 3 mo. Term SOFR thereafter)
3.16%, 04/22/42 (a)(c)	2,000	1,501
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.62% + 3 mo. Term SOFR thereafter)
3.88%, 07/24/38 (a)(c)	2,000	1,755
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.48% + 3 mo. Term SOFR thereafter)
3.90%, 01/23/49 (a)(c)	7,000	5,373
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.38% + 3 mo. Term SOFR thereafter)
4.01%, 04/23/29 (a)(c)	2,000	1,983
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.72% + 3 mo. Term SOFR thereafter)
4.03%, 07/24/48 (a)(c)	3,000	2,367
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + 3 mo. Term SOFR thereafter)
4.49%, 03/24/31 (a)(c)	2,000	1,990
JPMorgan Chase & Co. (5.34% fixed rate until 01/23/34; 1.62% + SOFR thereafter)
5.34%, 01/23/35 (a)(c)	3,000	3,045
See Notes to Schedule of Investments.

State Street Income V.I.S. Fund	25

State Street Income V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Principal Amount	Fair Value
JPMorgan Chase & Co. (5.50% fixed rate until 01/24/35; 1.32% + SOFR thereafter)
5.50%, 01/24/36 (a)(c)	$7,000	$7,163
Kenvue, Inc.
4.90%, 03/22/33 (a)	2,000	2,015
5.05%, 03/22/53 (a)	2,000	1,806
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (a)	2,000	1,753
5.00%, 03/01/43 (a)	2,000	1,794
6.38%, 03/01/41 (a)	3,000	3,157
Kinder Morgan, Inc.
1.75%, 11/15/26 (a)	3,000	2,953
5.20%, 06/01/33 (a)	3,000	3,052
KLA Corp.
3.30%, 03/01/50 (a)	3,000	2,042
Kraft Heinz Foods Co.
5.20%, 07/15/45 (a)	2,000	1,746
L3Harris Technologies, Inc.
3.85%, 12/15/26 (a)	2,000	1,992
Las Vegas Sands Corp.
5.90%, 06/01/27 (a)	3,000	3,040
6.20%, 08/15/34 (a)	2,000	2,053
Leidos, Inc.
4.38%, 05/15/30 (a)	3,000	2,953
5.40%, 03/15/32 (a)	3,000	3,055
5.50%, 03/15/35 (a)	3,000	3,047
5.75%, 03/15/33 (a)	3,000	3,111
Liberty Mutual Group, Inc.
3.95%, 05/15/60 (a)(g)	3,000	2,035
Lockheed Martin Corp.
4.50%, 05/15/36 (a)	3,000	2,914
Lowe's Cos., Inc.
1.30%, 04/15/28 (a)	3,000	2,827
1.70%, 09/15/28 - 10/15/30 (a)	6,000	5,465
5.63%, 04/15/53 (a)	2,000	1,889
Mars, Inc.
4.80%, 03/01/30 (a)(g)	3,000	3,031
5.20%, 03/01/35 (a)(g)	3,000	3,027
5.70%, 05/01/55 (a)(g)	3,000	2,924
Marvell Technology, Inc.
5.95%, 09/15/33 (a)	3,000	3,160
Masco Corp.
3.50%, 11/15/27 (a)	2,000	1,971
McCormick & Co., Inc.
1.85%, 02/15/31 (a)	3,000	2,610
McDonald's Corp.
3.60%, 07/01/30 (a)	4,000	3,885
3.63%, 09/01/49 (a)	3,000	2,160
4.88%, 12/09/45 (a)	4,000	3,562
Medtronic Global Holdings SCA
4.50%, 03/30/33 (a)	7,000	6,914
Medtronic, Inc.
4.63%, 03/15/45 (a)	2,000	1,786
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52 (a)	4,000	3,200
Merck & Co., Inc.
1.90%, 12/10/28 (a)	3,000	2,839
2.45%, 06/24/50 (a)	3,000	1,736
2.75%, 12/10/51 (a)	3,000	1,825
4.00%, 03/07/49 (a)	2,000	1,564
	Principal Amount	Fair Value
Meritage Homes Corp.
3.88%, 04/15/29 (a)(g)	$8,000	$7,786
Meta Platforms, Inc.
3.85%, 08/15/32 (a)	2,000	1,908
4.45%, 08/15/52 (a)	2,000	1,572
MetLife, Inc.
4.72%, 12/15/44 (a)	3,000	2,611
Micron Technology, Inc.
3.37%, 11/01/41 (a)	3,000	2,328
3.48%, 11/01/51 (a)	3,000	2,113
5.30%, 01/15/31 (a)	3,000	3,139
5.65%, 11/01/32 (a)	4,000	4,211
Microsoft Corp.
2.40%, 08/08/26 (a)	2,000	1,988
2.68%, 06/01/60 (a)	3,000	1,674
2.92%, 03/17/52 (a)	3,000	1,927
3.45%, 08/08/36 (a)	3,000	2,704
3.50%, 02/12/35 (a)	3,000	2,794
Mid-America Apartments LP
2.88%, 09/15/51 (a)	3,000	1,852
Molson Coors Beverage Co.
4.20%, 07/15/46 (a)	2,000	1,560
Morgan Stanley
3.97%, 07/22/38 (c)	4,000	3,490
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR thereafter)
1.51%, 07/20/27 (c)	3,000	2,972
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80%, 01/25/52 (c)	6,000	3,653
Morgan Stanley (5.47% fixed rate until 01/18/34; 1.73% + SOFR thereafter)
5.47%, 01/18/35 (c)	3,000	3,046
MPLX LP
2.65%, 08/15/30 (a)	3,000	2,764
MSCI, Inc.
5.25%, 09/01/35 (a)	3,000	2,939
Mylan, Inc.
5.20%, 04/15/48 (a)	3,000	2,376
NetApp, Inc.
5.50%, 03/17/32 (a)	5,000	5,110
Netflix, Inc.
4.90%, 08/15/34 (a)	3,000	3,023
Nevada Power Co.
6.00%, 03/15/54 (a)	3,000	3,008
NextEra Energy Capital Holdings, Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 mo. Term SOFR thereafter)
5.65%, 05/01/79 (a)(c)	3,000	2,993
NGPL PipeCo LLC
3.25%, 07/15/31 (a)(g)	2,000	1,840
Niagara Mohawk Power Corp.
5.66%, 01/17/54 (a)(g)	2,000	1,881
NIKE, Inc.
3.38%, 03/27/50 (a)	2,000	1,392
NiSource, Inc. (5.75% fixed rate until 04/15/31; 2.04% + 5 yr. CMT thereafter)
5.75%, 07/15/56 (a)(c)	8,000	7,866
Norfolk Southern Corp.
3.95%, 10/01/42 (a)	2,000	1,627
Northern Trust Corp.
6.13%, 11/02/32 (a)	3,000	3,206
See Notes to Schedule of Investments.

26	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Principal Amount	Fair Value
Northwestern Mutual Life Insurance Co.
3.45%, 03/30/51 (a)(g)	$6,000	$4,141
NOV, Inc.
3.60%, 12/01/29 (a)	3,000	2,900
Novant Health, Inc.
3.32%, 11/01/61 (a)	3,000	1,888
Novartis Capital Corp.
2.20%, 08/14/30 (a)	2,000	1,832
NRG Energy, Inc.
4.73%, 10/15/30 (a)(g)	5,000	4,941
5.41%, 10/15/35 (a)(g)	5,000	4,897
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (a)	3,000	2,862
Oncor Electric Delivery Co. LLC
3.80%, 09/30/47 (a)	2,000	1,506
ONEOK, Inc.
4.35%, 03/15/29 (a)	2,000	1,988
6.10%, 11/15/32 (a)	3,000	3,162
6.63%, 09/01/53 (a)	2,000	2,054
Oracle Corp.
3.60%, 04/01/50 (a)	2,000	1,207
3.95%, 03/25/51 (a)	3,000	1,902
4.00%, 07/15/46 - 11/15/47 (a)	5,000	3,341
4.10%, 03/25/61 (a)	3,000	1,851
4.55%, 02/04/29 (a)	10,000	9,871
5.55%, 02/06/53 (a)	3,000	2,393
5.70%, 02/04/36 (a)	5,000	4,807
6.90%, 11/09/52 (a)	3,000	2,835
Otis Worldwide Corp.
2.57%, 02/15/30 (a)	3,000	2,785
3.36%, 02/15/50 (a)	3,000	2,049
Owens Corning
3.88%, 06/01/30 (a)	3,000	2,904
5.70%, 06/15/34 (a)	3,000	3,104
Pacific Gas & Electric Co.
2.10%, 08/01/27 (a)	3,000	2,907
2.50%, 02/01/31 (a)	2,000	1,794
3.00%, 06/15/28 (a)	3,000	2,901
3.30%, 08/01/40 (a)	2,000	1,496
3.50%, 08/01/50 (a)	3,000	1,979
4.30%, 03/15/45 (a)	3,000	2,342
PacifiCorp
2.70%, 09/15/30 (a)	3,000	2,730
2.90%, 06/15/52 (a)	3,000	1,705
5.80%, 01/15/55 (a)	2,000	1,828
6.25%, 10/15/37 (a)	2,000	2,066
Paramount Global
2.90%, 01/15/27 (a)	2,000	1,966
3.70%, 06/01/28 (a)	2,000	1,935
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	3,000	2,908
4.50%, 09/15/29 (a)	3,000	3,016
Patterson-UTI Energy, Inc.
7.15%, 10/01/33 (a)	3,000	3,223
PayPal Holdings, Inc.
2.65%, 10/01/26 (a)	2,000	1,984
3.25%, 06/01/50 (a)	2,000	1,289
PepsiCo, Inc.
1.63%, 05/01/30 (a)	3,000	2,704
2.75%, 10/21/51 (a)	3,000	1,842
Pfizer, Inc.
2.70%, 05/28/50 (a)	2,000	1,226
3.90%, 03/15/39 (a)	3,000	2,609
	Principal Amount	Fair Value
4.40%, 05/15/44 (a)	$2,000	$1,735
Philip Morris International, Inc.
2.10%, 05/01/30	3,000	2,733
4.13%, 03/04/43	2,000	1,655
5.13%, 02/15/30	6,000	6,125
5.63%, 11/17/29	5,000	5,199
Phillips 66 Co.
2.15%, 12/15/30 (a)	2,000	1,793
3.15%, 12/15/29 (a)	2,000	1,907
3.30%, 03/15/52 (a)	3,000	1,938
3.75%, 03/01/28 (a)	3,000	2,968
4.68%, 02/15/45 (a)	2,000	1,683
Pilgrim's Pride Corp.
6.88%, 05/15/34 (a)	3,000	3,238
Pioneer Natural Resources Co.
2.15%, 01/15/31 (a)	6,000	5,409
Progressive Corp.
3.00%, 03/15/32 (a)	5,000	4,565
Prologis LP
3.05%, 03/01/50 (a)	3,000	1,955
Prudential Financial, Inc.
3.94%, 12/07/49 (a)	3,000	2,234
Prudential Financial, Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 mo. Term SOFR thereafter)
5.70%, 09/15/48 (a)(c)	3,000	2,967
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	3,000	2,963
QUALCOMM, Inc.
4.30%, 05/20/47 (a)	3,000	2,434
4.50%, 05/20/52 (a)	2,000	1,631
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	2,000	1,773
Reynolds American, Inc.
5.70%, 08/15/35 (a)	4,000	4,111
ROBLOX Corp.
3.88%, 05/01/30 (a)(g)	8,000	7,511
Rockwell Automation, Inc.
4.20%, 03/01/49 (a)	2,000	1,623
Ross Stores, Inc.
4.70%, 04/15/27 (a)	3,000	3,003
Royal Caribbean Cruises Ltd.
5.38%, 01/15/36	5,000	4,914
5.63%, 09/30/31 (g)	10,000	10,107
Royalty Pharma PLC
1.75%, 09/02/27 (a)	3,000	2,891
2.20%, 09/02/30 (a)	3,000	2,700
RTX Corp.
1.90%, 09/01/31 (a)	3,000	2,613
2.82%, 09/01/51 (a)	3,000	1,834
4.15%, 05/15/45 (a)	3,000	2,453
4.45%, 11/16/38 (a)	2,000	1,845
6.10%, 03/15/34 (a)	4,000	4,307
6.40%, 03/15/54 (a)	2,000	2,156
Ryder System, Inc.
2.90%, 12/01/26 (a)	3,000	2,968
Salesforce, Inc.
1.95%, 07/15/31 (a)	2,000	1,744
2.70%, 07/15/41 (a)	3,000	2,045
SBA Communications Corp.
3.88%, 02/15/27 (a)	17,000	16,829
Schlumberger Holdings Corp.
3.90%, 05/17/28 (a)(g)	2,000	1,984
See Notes to Schedule of Investments.

State Street Income V.I.S. Fund	27

State Street Income V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Principal Amount	Fair Value
5.00%, 06/01/34 (a)(g)	$8,000	$8,000
Sealed Air Corp.
1.57%, 10/15/26 (a)(g)	3,000	2,994
Sempra (4.13% fixed rate until 01/01/27; 2.87% + 5 yr. CMT thereafter)
4.13%, 04/01/52 (a)(c)	2,000	1,942
Shell Finance U.S., Inc.
2.38%, 11/07/29 (a)	4,000	3,753
3.25%, 04/06/50 (a)	1,000	680
3.75%, 09/12/46 (a)	5,000	3,821
Simon Property Group LP
3.38%, 06/15/27 (a)	2,000	1,980
South Bow USA Infrastructure Holdings LLC
5.58%, 10/01/34 (a)	8,000	7,948
Southern California Edison Co.
4.00%, 04/01/47 (a)	6,000	4,464
4.20%, 03/01/29 (a)	5,000	4,944
5.65%, 10/01/28 (a)	10,000	10,245
Southern Co.
3.70%, 04/30/30 (a)	2,000	1,937
Southwest Airlines Co.
2.63%, 02/10/30 (a)	4,000	3,665
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	3,000	2,976
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	2,000	1,989
4.50%, 03/15/45 (a)	3,000	2,513
Starbucks Corp.
4.00%, 11/15/28 (a)	2,000	1,984
Stryker Corp.
1.95%, 06/15/30 (a)	2,000	1,807
Sumitomo Mitsui Financial Group, Inc.
6.18%, 07/13/43 (a)	3,000	3,154
Suncor Energy, Inc.
4.00%, 11/15/47 (a)	3,000	2,262
Synopsys, Inc.
4.85%, 04/01/30 (a)	3,000	3,022
5.15%, 04/01/35 (a)	3,000	3,005
5.70%, 04/01/55 (a)	3,000	2,865
Takeoff Merger Sub, Inc.
4.85%, 03/24/31 (a)(g)	5,000	4,940
Take-Two Interactive Software, Inc.
3.70%, 04/14/27 (a)	8,000	7,923
4.00%, 04/14/32 (a)	3,000	2,861
Tampa Electric Co.
2.40%, 03/15/31 (a)	3,000	2,709
3.45%, 03/15/51 (a)	3,000	2,075
4.35%, 05/15/44 (a)	3,000	2,505
Tanger Properties LP
2.75%, 09/01/31 (a)	5,000	4,468
Tapestry, Inc.
3.05%, 03/15/32 (a)	3,000	2,718
5.10%, 03/11/30 (a)	7,000	7,078
5.50%, 03/11/35 (a)	3,000	3,009
Targa Resources Corp.
6.50%, 03/30/34 (a)	5,000	5,406
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (a)	3,000	2,996
	Principal Amount	Fair Value
Target Corp.
1.95%, 01/15/27 (a)	$2,000	$1,968
Texas Instruments, Inc.
3.88%, 03/15/39 (a)	2,000	1,745
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41 (a)	3,000	2,191
Time Warner Cable LLC
6.55%, 05/01/37 (a)	3,000	3,024
T-Mobile USA, Inc.
3.50%, 04/15/31 (a)	10,000	9,466
3.75%, 04/15/27 (a)	2,000	1,988
4.50%, 04/15/50 (a)	3,000	2,422
4.80%, 07/15/28 (a)	10,000	10,094
Toronto-Dominion Bank
3.20%, 03/10/32 (a)	6,000	5,521
4.46%, 06/08/32 (a)	3,000	2,954
Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + 5 yr. USD Swap thereafter)
3.63%, 09/15/31 (a)(c)	2,000	1,988
TotalEnergies Capital International SA
2.83%, 01/10/30 (a)	5,000	4,742
Trane Technologies Financing Ltd.
3.80%, 03/21/29 (a)	2,000	1,975
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	4,000	3,982
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (a)	2,000	1,987
5.10%, 03/15/36 (a)(g)	5,000	4,961
Travelers Cos., Inc.
2.55%, 04/27/50 (a)	2,000	1,181
Truist Financial Corp. (6.67% fixed rate until 09/01/26; 3.00% + 5 yr. CMT thereafter)
6.67%, 09/01/26 (a)(c)	7,000	6,989
TWDC Enterprises 18 Corp.
4.13%, 06/01/44 (a)	2,000	1,642
Tyson Foods, Inc.
5.70%, 03/15/34 (a)	3,000	3,106
U.S. Bancorp (4.97% fixed rate until 07/22/32; 2.11% + SOFR thereafter)
4.97%, 07/22/33 (a)(c)	6,000	5,940
U.S. Bancorp (5.68% fixed rate until 01/23/34; 1.86% + SOFR thereafter)
5.68%, 01/23/35 (a)(c)	3,000	3,098
Uber Technologies, Inc.
4.15%, 01/15/31 (a)	5,000	4,889
4.80%, 09/15/35 (a)	5,000	4,856
UDR, Inc.
2.10%, 08/01/32 (a)	3,000	2,538
3.00%, 08/15/31 (a)	3,000	2,748
Union Pacific Corp.
3.55%, 05/20/61 (a)	3,000	1,979
3.80%, 04/06/71 (a)	3,000	2,020
4.10%, 09/15/67 (a)	3,000	2,173
UnitedHealth Group, Inc.
2.00%, 05/15/30 (a)	2,000	1,812
4.20%, 05/15/32 (a)	3,000	2,923
4.45%, 12/15/48 (a)	2,000	1,632
4.75%, 07/15/45 - 05/15/52 (a)	4,000	3,427
See Notes to Schedule of Investments.

28	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Principal Amount	Fair Value
Vale Overseas Ltd.
6.13%, 06/12/33 (a)	$3,000	$3,118
6.40%, 06/28/54 (a)	3,000	3,025
Ventas Realty LP
3.25%, 10/15/26 (a)	4,000	3,978
5.63%, 07/01/34 (a)	3,000	3,075
Verisk Analytics, Inc.
5.25%, 06/05/34 (a)	3,000	2,985
Verizon Communications, Inc.
2.36%, 03/15/32 (a)	2,000	1,746
3.40%, 03/22/41 (a)	2,000	1,538
3.55%, 03/22/51 (a)	3,000	2,093
4.40%, 11/01/34 (a)	2,000	1,903
Viatris, Inc.
4.00%, 06/22/50 (a)	2,000	1,310
Virginia Electric & Power Co.
4.00%, 11/15/46 (a)	3,000	2,300
Vistra Operations Co. LLC
6.00%, 04/15/34 (a)(g)	3,000	3,093
Vontier Corp.
2.40%, 04/01/28 (a)	2,000	1,917
2.95%, 04/01/31 (a)	2,000	1,817
Vornado Realty LP
2.15%, 06/01/26 (a)	26,000	25,877
Vulcan Materials Co.
3.90%, 04/01/27 (a)	2,000	1,993
Walmart, Inc.
1.80%, 09/22/31 (a)	3,000	2,660
2.50%, 09/22/41 (a)	3,000	2,148
Walt Disney Co.
2.65%, 01/13/31 (a)	2,000	1,856
3.38%, 11/15/26 (a)	3,000	2,987
4.75%, 11/15/46 (a)	2,000	1,765
6.65%, 11/15/37 (a)	2,000	2,250
Wells Fargo & Co.
4.15%, 01/24/29 (a)	4,000	3,977
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%, 06/02/28 (a)(c)	2,000	1,952
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%, 04/30/41 (a)(c)	4,000	3,003
Wells Fargo & Co. (5.24% fixed rate until 01/24/30; 1.11% + SOFR thereafter)
5.24%, 01/24/31 (a)(c)	4,000	4,077
Wells Fargo & Co. (6.49% fixed rate until 10/23/33; 2.06% + SOFR thereafter)
6.49%, 10/23/34 (a)(c)	6,000	6,488
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 yr. CMT thereafter)
4.11%, 07/24/34 (a)(c)	3,000	2,925
Williams Cos., Inc.
3.75%, 06/15/27 (a)	3,000	2,977
4.85%, 03/01/48 (a)	3,000	2,566
4.90%, 01/15/45 (a)	2,000	1,752
5.40%, 03/04/44 (a)	2,000	1,862
Willis North America, Inc.
3.88%, 09/15/49 (a)	2,000	1,446
Zoetis, Inc.
3.00%, 09/12/27 (a)	3,000	2,949
3.90%, 08/20/28 (a)	2,000	1,981
	Principal Amount	Fair Value
5.60%, 11/16/32 (a)	$3,000	$3,141
		1,832,653
Non-Agency Collateralized Mortgage Obligations - 13.8%
A&D Mortgage Trust
5.23%, 10/25/70 (a)(b)(g)	94,973	94,765
Angel Oak Mortgage Trust
4.96%, 09/25/70 (a)(c)(g)	91,466	90,949
Bank
3.18%, 09/15/60 (a)	155,005	152,430
4.41%, 11/15/61 (a)(c)	66,000	65,816
Cantor Commercial Real Estate Lending
3.01%, 01/15/53 (a)	34,000	32,006
CD Mortgage Trust
2.91%, 08/15/57 (a)	63,000	59,313
Citigroup Commercial Mortgage Trust
4.03%, 12/10/49 (a)(c)	31,273	30,035
Cross Mortgage Trust
4.93%, 09/25/70 (a)(c)(g)	92,788	92,157
GS Mortgage Securities Trust
2.75%, 09/10/52 (a)	105,000	99,149
3.05%, 11/10/52 (a)	56,000	53,097
4.14%, 03/10/51 (a)(c)	25,000	23,968
4.29%, 11/10/48 (a)(c)	25,000	21,920
JPMBB Commercial Mortgage Securities Trust
4.49%, 11/15/48 (a)(c)	20,000	4,226
MASTR Alternative Loan Trust
5.00%, 08/25/18 (a)(d)(h)	718	2
OBX Trust
5.02%, 10/25/65 (a)(c)(g)	91,654	91,262
5.06%, 09/25/65 (a)(c)(g)	85,308	85,044
Verus Securitization Trust
4.94%, 10/27/70 (a)(c)(g)	94,882	94,325
		1,090,464
Municipal Bonds and Notes - 0.2%
State of California, CA
4.60%, 04/01/38 (a)(i)	15,000	15,175
Total Bonds and Notes (Cost $8,160,943)		7,690,021
Total Investments in Securities (Cost $8,160,943)		7,690,021

	Number of Shares
Short-Term Investment - 14.4%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 3.64% (j)(k) (Cost $1,134,815)	1,134,815	1,134,815
Total Investments (Cost $9,295,758)		8,824,836
Liabilities in Excess of Other Assets, net - (11.9)%		(935,154)
NET ASSETS - 100.0%		$7,889,682
See Notes to Schedule of Investments.

State Street Income V.I.S. Fund	29

State Street Income V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)

Other Information:

Centrally Cleared Credit Default Swaps:

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$1,600	1.00%/ Quarterly	06/20/30	$(28,649)	$(27,188)	$(1,461)

The Fund had the following long futures contracts open at March 31, 2026:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	June 2026	1	$115,006	$116,563	$1,557
5 Yr. U.S. Treasury Notes Futures	June 2026	9	987,687	973,617	(14,070)
					$(12,513)

The Fund had the following short futures contracts open at March 31, 2026:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Notes Futures	June 2026	1	$(113,030)	$(111,047)	$1,983
2 Yr. U.S. Treasury Notes Futures	June 2026	2	(417,968)	(414,891)	3,077
10 Yr. U.S. Treasury Ultra Futures	June 2026	2	(231,811)	(227,031)	4,780
					$9,840
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At March 31, 2026, all or a portion of this security was pledged to cover collateral requirements for futures contracts, swaps and/or TBAs.
(b)	Step coupon bond.
(c)
Variable Rate Security - Interest rate shown is rate in
effect at March 31, 2026. For securities based on a
published reference rate and spread, the reference
rate and spread are indicated in the description above.

(d)
Interest only security. These securities represent the
right to receive the monthly interest payments on an
underlying pool of mortgages. Payments of principal
on the pool reduce the value of the "interest only"
holding.

(e)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(f)
Principal only security. These securities represent the
right to receive the monthly principal payments on an
underlying pool of mortgages. No payments of interest
on the pool are passed through to the "principal only"
holder.

See Notes to Schedule of Investments.

30	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
(g)
Pursuant to Rule 144A of the Securities Act of 1933,
as amended, these securities may be resold in
transactions exempt from registration, normally to
qualified institutional buyers. At March 31, 2026, these
securities amounted to $680,947 or 8.63% of the net
assets of the State Street Income V.I.S. Fund.

(h)	Security is in default.
(i)
Pre-refunded bonds are collateralized by U.S. Treasury
securities, which are held in escrow by a trustee and
are used to pay principal and interest on the
tax-exempt issue to retire the bonds at the earliest
refunding date.

(j)
Sponsored by SSGA Funds Management, Inc., the
Fund’s investment adviser and administrator, and an
affiliate of State Street Bank & Trust Co., the Fund’s
sub-administrator, custodian and accounting agent.

(k)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2026.

Abbreviations:
CMT - Constant Maturity Treasury
REMICS - Real Estate Mortgage Investment Conduits
RFUCCT - Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced
The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2026:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$—	$2,619,227	$—	$2,619,227
Agency Mortgage Backed	—	2,034,747	—	2,034,747
Agency Collateralized Mortgage Obligations	—	97,755	—	97,755
Corporate Notes	—	1,832,653	—	1,832,653
Non-Agency Collateralized Mortgage Obligations	—	1,090,464	—	1,090,464
Municipal Bonds and Notes	—	15,175	—	15,175
Short-Term Investment	1,134,815	—	—	1,134,815
Total Investments in Securities	$1,134,815	$7,690,021	$—	$8,824,836
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Depreciation	—	(1,461)	—	(1,461)
Long Futures Contracts - Unrealized Appreciation	1,557	—	—	1,557
Long Futures Contracts - Unrealized Depreciation	(14,070)	—	—	(14,070)
Short Futures Contracts - Unrealized Appreciation	9,840	—	—	9,840
Total Other Financial Instruments	$(2,673)	$(1,461)	$—	$(4,134)

Affiliate Table

	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,295,005	$1,295,005	$1,068,561	$1,228,751	$—	$—	1,134,815	$1,134,815	$10,257
See Notes to Schedule of Investments.

State Street Income V.I.S. Fund	31

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2026 (Unaudited)

	Number of Shares	Fair Value
Domestic Equity - 40.3% †
Common Stock - 40.3%
Advertising - 0.0%*
Advantage Solutions, Inc. (a)	89	$1,881
Boston Omaha Corp., Class A (a)	517	6,039
Emerald Holding, Inc.	546	2,462
Ibotta, Inc., Class A (a)	263	7,882
Magnite, Inc. (a)	3,321	39,453
National CineMedia, Inc.	1,575	4,804
Omnicom Group, Inc.	1,760	132,546
PubMatic, Inc., Class A (a)	996	8,147
Stagwell, Inc. (a)	2,555	16,071
TechTarget, Inc. (a)	793	3,077
Thryv Holdings, Inc. (a)	1,224	3,354
Trade Desk, Inc., Class A (a)	2,781	63,101
		288,817
Aerospace & Defense - 1.0%
AAR Corp. (a)	936	102,455
AeroVironment, Inc. (a)	899	164,562
AerSale Corp. (a)	809	5,032
AIRO Group Holdings, Inc. (a)	241	1,833
Archer Aviation, Inc., Class A (a)	14,460	74,758
Astronics Corp. (a)	730	48,713
ATI, Inc. (a)	732	106,477
Axon Enterprise, Inc. (a)	418	177,520
Beta Technologies, Inc., Class A (a)	790	11,613
Boeing Co. (a)	4,250	845,877
BWX Technologies, Inc.	500	102,245
Byrna Technologies, Inc. (a)	430	3,947
Cadre Holdings, Inc.	670	20,556
Carpenter Technology Corp.	300	118,245
Curtiss-Wright Corp.	195	132,818
Ducommun, Inc. (a)	327	39,894
Eve Holding, Inc. (a)	2,763	6,852
Firefly Aerospace, Inc. (a)	555	15,801
FTAI Aviation Ltd.	600	147,000
General Dynamics Corp.	1,407	482,910
General Electric Co.	5,846	1,658,919
HEICO Corp.	220	60,324
HEICO Corp., Class A	451	95,202
Hexcel Corp.	400	32,372
Howmet Aerospace, Inc.	2,215	510,469
Huntington Ingalls Industries, Inc.	220	83,578
Intuitive Machines, Inc. (a)	2,594	48,145
Karman Holdings, Inc. (a)	300	24,015
Kratos Defense & Security Solutions, Inc. (a)	4,299	303,122
L3Harris Technologies, Inc.	1,070	369,310
Leonardo DRS, Inc.	400	17,808
Loar Holdings, Inc. (a)	200	11,458
Lockheed Martin Corp.	1,164	703,510
Mercury Systems, Inc. (a)	1,293	94,273
Moog, Inc., Class A	669	195,776
National Presto Industries, Inc.	120	16,447
Northrop Grumman Corp.	734	500,764
Park Aerospace Corp.	434	11,883
Red Cat Holdings, Inc. (a)	2,418	31,652
Redwire Corp. (a)	2,520	21,420
Rocket Lab Corp. (a)	2,800	179,816
RTX Corp.	7,503	1,447,329
Satellogic, Inc., Class A (a)	2,059	11,201
	Number of Shares	Fair Value
StandardAero, Inc. (a)	1,000	$25,830
Textron, Inc.	1,073	93,952
TransDigm Group, Inc.	309	358,119
V2X, Inc. (a)	630	43,155
Voyager Technologies, Inc., Class A (a)	1,138	26,618
VSE Corp.	645	118,938
Woodward, Inc.	300	107,376
York Space Systems, Inc. (a)	423	9,378
		9,821,267
Agricultural & Farm Machinery - 0.1%
AGCO Corp.	423	49,013
Alamo Group, Inc.	245	40,418
CNH Industrial NV	5,000	55,000
Deere & Co.	1,355	763,271
Lindsay Corp.	257	30,601
Titan International, Inc. (a)	1,320	9,121
Toro Co.	568	53,074
		1,000,498
Agricultural Products & Services - 0.0%*
Alico, Inc.	150	6,189
Archer-Daniels-Midland Co.	2,742	199,316
Bunge Global SA	717	91,202
Darling Ingredients, Inc. (a)	800	49,480
Fresh Del Monte Produce, Inc.	783	31,524
Ingredion, Inc.	344	38,755
Limoneira Co.	396	5,314
		421,780
Air Freight & Logistics - 0.1%
CH Robinson Worldwide, Inc.	659	109,440
Expeditors International of Washington, Inc.	791	113,295
FedEx Corp.	1,262	449,499
Forward Air Corp. (a)	517	8,639
GXO Logistics, Inc. (a)	573	29,710
Hub Group, Inc., Class A	1,422	51,249
Radiant Logistics, Inc. (a)	861	6,070
United Parcel Service, Inc., Class B	4,072	400,604
		1,168,506
Airport Services - 0.0%*
Sky Harbour Group Corp. (a)	505	4,863
Alternative Carriers - 0.0%*
Anterix, Inc. (a)	253	9,662
AST SpaceMobile, Inc. (a)	1,300	107,731
Bandwidth, Inc., Class A (a)	741	13,205
Cogent Communications Holdings, Inc.	1,143	21,534
Globalstar, Inc. (a)	1,196	79,438
Iridium Communications, Inc.	600	16,644
Lumen Technologies, Inc. (a)	22,669	157,550
		405,764
Aluminum - 0.0%*
Alcoa Corp.	1,458	96,709
Century Aluminum Co. (a)	1,351	79,290
Constellium SE (a)	3,278	80,573
Kaiser Aluminum Corp.	382	46,035
Tredegar Corp. (a)	662	5,263
		307,870
See Notes to Schedule of Investments.

32	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
Apparel Retail - 0.2%
Abercrombie & Fitch Co., Class A (a)	1,078	$98,497
American Eagle Outfitters, Inc.	3,805	63,543
Boot Barn Holdings, Inc. (a)	737	107,867
Buckle, Inc.	747	37,619
Burlington Stores, Inc. (a)	353	114,859
Caleres, Inc.	894	9,423
Citi Trends, Inc. (a)	121	5,242
Designer Brands, Inc., Class A	787	4,478
Gap, Inc.	1,000	24,200
Genesco, Inc. (a)	236	6,842
J Jill, Inc.	179	2,051
Lands' End, Inc. (a)	219	2,461
RealReal, Inc. (a)	2,359	21,420
Revolve Group, Inc. (a)	948	21,434
Ross Stores, Inc.	1,775	384,518
Shoe Carnival, Inc.	400	6,236
Stitch Fix, Inc., Class A (a)	2,987	9,887
ThredUp, Inc., Class A (a)	2,696	8,843
TJX Cos., Inc.	6,313	1,008,186
Torrid Holdings, Inc. (a)	305	543
Urban Outfitters, Inc. (a)	1,552	98,319
Victoria's Secret & Co. (a)	1,655	76,726
Zumiez, Inc. (a)	310	6,870
		2,120,064
Apparel, Accessories & Luxury Goods - 0.1%
Capri Holdings Ltd. (a)	2,764	48,702
Carter's, Inc.	837	29,931
Columbia Sportswear Co.	200	10,962
Figs, Inc., Class A (a)	2,088	30,840
G-III Apparel Group Ltd.	852	23,600
Kontoor Brands, Inc.	1,318	92,642
Lakeland Industries, Inc.	299	2,449
Lululemon Athletica, Inc. (a)	627	95,994
Movado Group, Inc.	337	8,230
Oxford Industries, Inc.	336	12,939
PVH Corp.	380	26,509
Ralph Lauren Corp.	200	68,798
Superior Group of Cos., Inc.	244	2,479
Tapestry, Inc.	1,174	165,663
Under Armour, Inc., Class C (a)	2,000	11,580
VF Corp.	1,900	32,281
		663,599
Application Software - 1.0%
8x8, Inc. (a)	3,261	5,413
ACI Worldwide, Inc. (a)	2,476	101,541
Adobe, Inc. (a)	2,309	561,272
Agilysys, Inc. (a)	614	43,680
Alarm.com Holdings, Inc. (a)	1,133	48,934
Alkami Technology, Inc. (a)	1,616	25,323
Amplitude, Inc., Class A (a)	2,132	14,540
Appfolio, Inc., Class A (a)	100	15,782
AppLovin Corp., Class A (a)	1,357	540,086
Asana, Inc., Class A (a)	1,994	12,762
Atlassian Corp., Class A (a)	896	61,152
AudioEye, Inc. (a)	175	1,115
Aurora Innovation, Inc. (a)	5,800	23,896
Autodesk, Inc. (a)	1,222	292,547
AvePoint, Inc. (a)	3,475	33,047
Bentley Systems, Inc., Class B	1,100	38,632
Bill Holdings, Inc. (a)	492	18,844
	Number of Shares	Fair Value
Bit Digital, Inc. (a)	7,242	$9,487
Bitdeer Technologies Group, Class A (a)	2,909	25,163
Blackbaud, Inc. (a)	908	35,058
BlackLine, Inc. (a)	1,181	43,697
Blend Labs, Inc., Class A (a)	4,688	7,970
Box, Inc., Class A (a)	3,357	79,359
Braze, Inc., Class A (a)	2,021	47,716
C3.ai, Inc., Class A (a)	2,955	24,881
Cadence Design Systems, Inc. (a)	1,521	422,640
CCC Intelligent Solutions Holdings, Inc. (a)	3,150	18,900
Cerence, Inc. (a)	1,081	6,821
Cipher Digital, Inc. (a)	7,769	99,987
Circle Internet Group, Inc. (a)	600	57,246
Cleanspark, Inc. (a)	6,006	51,111
Clear Secure, Inc., Class A	2,065	99,967
Clearwater Analytics Holdings, Inc., Class A (a)	6,631	156,823
Consensus Cloud Solutions, Inc. (a)	431	10,232
Core Scientific, Inc. (a)	6,947	103,927
CS Disco, Inc. (a)	613	2,342
Daily Journal Corp. (a)	29	13,988
Datadog, Inc., Class A (a)	1,786	210,837
Digimarc Corp. (a)	455	2,234
Digital Turbine, Inc. (a)	2,896	8,340
Docusign, Inc. (a)	1,289	61,111
Domo, Inc., Class B (a)	853	2,610
Dropbox, Inc., Class A (a)	750	17,040
Dynatrace, Inc. (a)	1,570	58,059
eGain Corp. (a)	496	3,913
Elastic NV (a)	600	29,994
EverCommerce, Inc. (a)	423	4,835
Expensify, Inc., Class A (a)	1,886	1,641
Fair Isaac Corp. (a)	120	128,105
Five9, Inc. (a)	1,826	27,700
Freshworks, Inc., Class A (a)	4,756	38,191
Guidewire Software, Inc. (a)	490	73,284
HubSpot, Inc. (a)	276	67,372
I3 Verticals, Inc., Class A (a)	529	11,828
Intapp, Inc. (a)	1,350	34,681
InterDigital, Inc.	616	186,032
Intuit, Inc.	1,553	671,486
Kaltura, Inc. (a)	2,236	2,728
Life360, Inc. (a)	478	19,512
LiveRamp Holdings, Inc. (a)	1,532	40,629
Manhattan Associates, Inc. (a)	331	44,063
MARA Holdings, Inc. (a)	8,872	72,395
Mitek Systems, Inc. (a)	1,057	14,269
NCR Voyix Corp. (a)	3,263	20,655
NextNav, Inc. (a)	2,240	35,885
Nutanix, Inc., Class A (a)	1,574	59,828
ON24, Inc. (a)	889	7,201
Ooma, Inc. (a)	561	8,163
Pagaya Technologies Ltd., Class A (a)	1,169	13,619
PagerDuty, Inc. (a)	2,059	12,786
Palantir Technologies, Inc., Class A (a)	12,299	1,799,098
PAR Technology Corp. (a)	929	12,384
Pegasystems, Inc.	700	29,792
Porch Group, Inc. (a)	1,999	14,333
Procore Technologies, Inc. (a)	600	34,200
PTC, Inc. (a)	648	92,333
Q2 Holdings, Inc. (a)	1,485	70,240
See Notes to Schedule of Investments.

State Street Total Return V.I.S. Fund	33

State Street Total Return V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
Red Violet, Inc. (a)	268	$9,273
ReposiTrak, Inc.	343	2,607
Rezolve AI PLC (a)	5,129	13,130
Rimini Street, Inc. (a)	1,183	3,880
Riot Platforms, Inc. (a)	8,355	103,268
Roper Technologies, Inc.	605	214,085
Salesforce, Inc.	5,088	949,777
Samsara, Inc., Class A (a)	1,600	50,704
SEMrush Holdings, Inc., Class A (a)	1,173	14,006
SoundHound AI, Inc., Class A (a)	8,946	61,459
SoundThinking, Inc. (a)	247	1,635
Sprinklr, Inc., Class A (a)	2,589	15,534
Sprout Social, Inc., Class A (a)	1,434	8,174
SPS Commerce, Inc. (a)	906	50,437
Strategy, Inc., Class A (a)	1,757	219,274
Synopsys, Inc. (a)	1,081	428,595
Terawulf, Inc. (a)	7,260	104,762
Trimble, Inc. (a)	1,232	80,363
Tyler Technologies, Inc. (a)	236	80,802
Unity Software, Inc. (a)	1,998	43,836
Vertex, Inc., Class A (a)	1,643	19,535
Via Transportation, Inc., Class A (a)	297	4,455
Viant Technology, Inc., Class A (a)	465	5,208
Weave Communications, Inc. (a)	1,567	7,239
WM Technology, Inc. (a)	2,760	1,817
Workday, Inc., Class A (a)	1,200	155,904
Workiva, Inc. (a)	1,200	71,556
Yext, Inc. (a)	2,313	8,882
Zeta Global Holdings Corp., Class A (a)	4,998	79,568
Zoom Communications, Inc. (a)	1,474	118,495
		10,127,547
Asset Management & Custody Banks - 0.4%
Acadian Asset Management, Inc.	633	34,448
Affiliated Managers Group, Inc.	100	27,670
AlTi Global, Inc. (a)	1,058	3,830
Ameriprise Financial, Inc.	497	220,867
ARES Management Corp., Class A	1,012	110,409
Artisan Partners Asset Management, Inc., Class A	1,489	54,185
Bank of New York Mellon Corp.	3,886	460,996
Blackrock, Inc.	852	819,377
Blackstone, Inc.	4,182	480,888
Blue Owl Capital, Inc.	4,220	38,529
Carlyle Group, Inc.	1,651	79,892
Cohen & Steers, Inc.	657	41,095
Diamond Hill Investment Group, Inc.	60	10,326
DigitalBridge Group, Inc.	4,221	65,088
Franklin Resources, Inc.	1,400	33,068
GCM Grosvenor, Inc., Class A	1,410	13,818
Hamilton Lane, Inc., Class A	300	29,820
Innventure, Inc. (a)	788	3,081
Invesco Ltd.	2,100	51,009
Janus Henderson Group PLC	700	35,959
KKR & Co., Inc.	3,729	344,932
Northern Trust Corp.	1,032	144,036
	Number of Shares	Fair Value
Ridgepost Capital, Inc., Class A	1,388	$10,077
SEI Investments Co.	500	39,235
Silvercrest Asset Management Group, Inc., Class A	236	3,172
State Street Corp. (b)	1,561	197,560
StepStone Group, Inc., Class A	1,665	79,454
T. Rowe Price Group, Inc.	1,157	104,292
TPG, Inc.	870	35,244
Victory Capital Holdings, Inc., Class A	1,056	69,147
Virtus Investment Partners, Inc.	149	20,018
Wealthfront Corp. (a)	833	7,705
Westwood Holdings Group, Inc.	244	4,019
WisdomTree, Inc.	2,938	42,777
		3,716,023
Automobile Manufacturers - 0.7%
Faraday Future Intelligent Electric, Inc. (a)	2,847	782
Ford Motor Co.	21,341	246,275
General Motors Co.	4,997	372,276
Lucid Group, Inc. (a)	1,020	9,721
Rivian Automotive, Inc., Class A (a)	4,880	73,444
Stellantis NV	11,607	83,626
Tesla, Inc. (a)	15,860	5,895,955
Thor Industries, Inc.	234	18,694
Winnebago Industries, Inc.	638	19,772
		6,720,545
Automotive Parts & Equipment - 0.1%
Adient PLC (a)	1,930	39,005
Aptiv PLC (a)	1,291	89,647
BorgWarner, Inc.	1,286	69,778
Cooper-Standard Holdings, Inc. (a)	402	11,204
Dana, Inc.	2,689	90,485
Dauch Corp. (a)	5,380	31,903
Dorman Products, Inc. (a)	658	68,669
Fox Factory Holding Corp. (a)	971	15,983
Gentex Corp.	1,058	23,117
Gentherm, Inc. (a)	710	19,724
Holley, Inc. (a)	1,888	5,796
LCI Industries	565	69,484
Lear Corp.	300	36,324
Motorcar Parts of America, Inc. (a)	396	4,380
Patrick Industries, Inc.	777	86,301
Phinia, Inc.	907	62,075
QuantumScape Corp. (a)	2,200	14,036
Solid Power, Inc. (a)	3,492	10,476
Standard Motor Products, Inc.	490	17,023
Strattec Security Corp. (a)	96	7,521
Visteon Corp.	654	59,586
XPEL, Inc. (a)	594	26,290
		858,807
Automotive Retail - 0.1%
Advance Auto Parts, Inc.	1,432	75,538
America's Car-Mart, Inc. (a)	186	2,368
Arko Corp.	1,689	9,391
Asbury Automotive Group, Inc. (a)	464	90,670
AutoNation, Inc. (a)	182	35,537
See Notes to Schedule of Investments.

34	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
AutoZone, Inc. (a)	92	$310,756
Camping World Holdings, Inc., Class A	1,358	9,275
CarMax, Inc. (a)	900	37,422
Carvana Co. (a)	780	245,217
EVgo, Inc. (a)	3,502	6,024
Group 1 Automotive, Inc.	279	92,246
Lithia Motors, Inc.	120	29,966
Monro, Inc.	671	10,763
Murphy USA, Inc.	92	45,445
OneWater Marine, Inc., Class A (a)	362	3,421
O'Reilly Automotive, Inc. (a)	4,685	432,472
Penske Automotive Group, Inc.	70	10,466
Sonic Automotive, Inc., Class A	349	23,931
Valvoline, Inc. (a)	600	20,208
		1,491,116
Biotechnology - 1.3%
4D Molecular Therapeutics, Inc. (a)	1,096	10,204
AbbVie, Inc.	9,978	2,170,115
Abeona Therapeutics, Inc. (a)	1,089	4,879
Absci Corp. (a)	3,005	9,015
ACADIA Pharmaceuticals, Inc. (a)	2,965	66,001
Actuate Therapeutics, Inc. (a)	337	923
ADMA Biologics, Inc. (a)	5,536	49,879
Aduro Biotech, Inc. (a)(c)**	4,580	—
Agios Pharmaceuticals, Inc. (a)	1,334	45,129
Akebia Therapeutics, Inc. (a)	6,764	9,402
Akero Therapeutics, Inc. (a)	2,030	1,319
Aktis Oncology, Inc. (a)	488	8,730
Aldeyra Therapeutics, Inc. (a)	1,722	2,910
Alector, Inc. (a)	2,385	5,128
Alkermes PLC (a)	3,881	137,232
Allogene Therapeutics, Inc. (a)	3,701	9,030
Alnylam Pharmaceuticals, Inc. (a)	727	240,542
Altimmune, Inc. (a)	2,223	6,847
Amgen, Inc.	3,008	1,058,365
Amicus Therapeutics, Inc. (a)	7,123	102,999
AnaptysBio, Inc. (a)	432	23,959
Anavex Life Sciences Corp. (a)	2,253	6,917
Anika Therapeutics, Inc. (a)	319	4,625
Annexon, Inc. (a)	3,132	17,351
Apellis Pharmaceuticals, Inc. (a)	600	24,138
Apogee Therapeutics, Inc. (a)	1,057	88,968
Arbutus Biopharma Corp. (a)	3,492	15,714
Arcellx, Inc. (a)	912	104,716
Arcturus Therapeutics Holdings, Inc. (a)	630	4,864
Arcus Biosciences, Inc. (a)	1,861	40,198
Arcutis Biotherapeutics, Inc. (a)	2,620	61,727
Ardelyx, Inc. (a)	5,655	33,873
ArriVent Biopharma, Inc. (a)	682	15,734
Arrowhead Pharmaceuticals, Inc. (a)	3,184	199,637
ARS Pharmaceuticals, Inc. (a)	1,401	11,250
Atrium Therapeutics, Inc. (a)	340	4,546
aTyr Pharma, Inc. (a)	3,332	2,599
Aura Biosciences, Inc. (a)	1,069	7,152
Avita Medical, Inc. (a)	420	1,554
Beam Therapeutics, Inc. (a)	2,274	54,189
	Number of Shares	Fair Value
BeOne Medicines Ltd., Class H (a)	7,500	$168,265
Bicara Therapeutics, Inc. (a)	719	14,301
BioCryst Pharmaceuticals, Inc. (a)	5,376	51,180
Biogen, Inc. (a)	792	145,197
Biohaven Ltd. (a)	2,792	23,620
BioMarin Pharmaceutical, Inc. (a)	1,069	60,388
Bridgebio Pharma, Inc. (a)	3,770	279,960
Candel Therapeutics, Inc. (a)	1,066	5,223
Capricor Therapeutics, Inc. (a)	1,035	31,464
Cardiff Oncology, Inc. (a)	1,445	2,341
CareDx, Inc. (a)	1,216	21,110
Cartesian Therapeutics, Inc. (a)	239	1,470
Catalyst Pharmaceuticals, Inc. (a)	2,758	68,288
Celcuity, Inc. (a)	833	95,079
Celldex Therapeutics, Inc. (a)	1,552	49,229
CG oncology, Inc. (a)	1,405	95,090
Chinook Therapeutics, Inc. (a)(c)**	2,824	—
Cogent Biosciences, Inc. (a)	3,328	128,095
Coherus Oncology, Inc. (a)	2,726	4,607
Compass Therapeutics, Inc. (a)	3,020	15,976
Corvus Pharmaceuticals, Inc. (a)	1,334	19,516
Cullinan Therapeutics, Inc. (a)	1,253	17,805
Cytokinetics, Inc. (a)	2,801	184,614
Day One Biopharmaceuticals, Inc. (a)	1,833	39,300
Denali Therapeutics, Inc. (a)	3,383	64,954
Design Therapeutics, Inc. (a)	504	5,363
DiaMedica Therapeutics, Inc. (a)	885	5,991
Dianthus Therapeutics, Inc. (a)	852	71,500
Disc Medicine, Inc. (a)	653	41,753
Dyne Therapeutics, Inc. (a)	3,166	57,400
Editas Medicine, Inc. (a)	2,530	6,249
Eledon Pharmaceuticals, Inc. (a)	1,831	5,639
Emergent BioSolutions, Inc. (a)	1,170	9,711
Enanta Pharmaceuticals, Inc. (a)	648	8,184
Entrada Therapeutics, Inc. (a)	676	8,531
Erasca, Inc. (a)	4,506	72,907
Evommune, Inc. (a)	248	5,702
Exelixis, Inc. (a)	1,660	71,197
Fate Therapeutics, Inc. (a)	2,800	3,360
Foghorn Therapeutics, Inc. (a)	763	3,647
Geron Corp. (a)	12,644	18,840
Gilead Sciences, Inc.	6,967	970,991
Gossamer Bio, Inc. (a)	5,303	1,742
GRAIL, Inc. (a)	833	43,049
Greenwich Lifesciences, Inc. (a)	151	3,627
Gyre Therapeutics, Inc. (a)	312	2,175
Halozyme Therapeutics, Inc. (a)	700	45,241
Heron Therapeutics, Inc. (a)	3,827	3,062
Humacyte, Inc. (a)	3,888	2,359
Ideaya Biosciences, Inc. (a)	1,912	63,708
ImmunityBio, Inc. (a)	7,026	53,889
Immunome, Inc. (a)	2,425	53,035
Immunovant, Inc. (a)	1,936	48,090
See Notes to Schedule of Investments.

State Street Total Return V.I.S. Fund	35

State Street Total Return V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
Incyte Corp. (a)	926	$87,155
Inhibikase Therapeutics, Inc. (a)	2,039	3,426
Inhibrx Biosciences, Inc. (a)	208	13,984
Inmune Bio, Inc. (a)	404	457
Insmed, Inc. (a)	1,200	196,224
Intellia Therapeutics, Inc. (a)	2,423	31,063
Ionis Pharmaceuticals, Inc. (a)	900	67,581
Iovance Biotherapeutics, Inc. (a)	7,247	25,437
Ironwood Pharmaceuticals, Inc. (a)	3,653	12,822
Jade Biosciences, Inc.	757	10,636
Janux Therapeutics, Inc. (a)	1,018	14,150
KalVista Pharmaceuticals, Inc. (a)	911	18,338
Keros Therapeutics, Inc. (a)	694	7,662
Kodiak Sciences, Inc. (a)	759	28,933
Korro Bio, Inc. (a)	245	2,773
Krystal Biotech, Inc. (a)	594	153,442
Kura Oncology, Inc. (a)	1,857	15,097
Kymera Therapeutics, Inc. (a)	1,350	112,441
Larimar Therapeutics, Inc. (a)	1,146	5,157
Legend Biotech Corp. ADR (a)(d)	600	10,854
Lexeo Therapeutics, Inc. (a)	1,571	9,018
Madrigal Pharmaceuticals, Inc. (a)	406	212,529
MannKind Corp. (a)	7,035	17,236
MapLight Therapeutics, Inc. (a)	487	9,901
MeiraGTx Holdings PLC (a)	1,074	9,301
MiMedx Group, Inc. (a)	2,698	10,657
Mineralys Therapeutics, Inc. (a)	1,100	29,799
Mirum Pharmaceuticals, Inc. (a)	979	90,440
Moderna, Inc. (a)	2,008	102,006
Monopar Therapeutics, Inc. (a)	105	5,753
Monte Rosa Therapeutics, Inc. (a)	1,437	23,639
Myriad Genetics, Inc. (a)	2,187	9,841
Natera, Inc. (a)	700	139,993
Neurocrine Biosciences, Inc. (a)	600	79,044
Neurogene, Inc. (a)	289	5,826
Nkarta, Inc. (a)	1,447	3,053
Novavax, Inc. (a)	3,533	28,759
Nurix Therapeutics, Inc. (a)	2,366	36,673
Nuvalent, Inc., Class A (a)	1,198	122,735
Nuvectis Pharma, Inc. (a)	435	3,363
Olema Pharmaceuticals, Inc. (a)	1,659	24,736
Organogenesis Holdings, Inc. (a)	1,938	4,593
ORIC Pharmaceuticals, Inc. (a)	1,541	19,524
Oruka Therapeutics, Inc. (a)	907	44,488
Palvella Therapeutics, Inc. (a)	169	21,066
Perspective Therapeutics, Inc. (a)	1,476	6,155
Praxis Precision Medicines, Inc. (a)	613	197,502
Precigen, Inc. (a)	4,127	15,971
Prime Medicine, Inc. (a)	2,212	7,698
Protagonist Therapeutics, Inc. (a)	1,394	146,928
Protalix BioTherapeutics, Inc. (a)	1,735	3,765
	Number of Shares	Fair Value
Protara Therapeutics, Inc. (a)	1,107	$5,767
PTC Therapeutics, Inc. (a)	1,860	126,722
Puma Biotechnology, Inc. (a)	1,023	6,537
Recursion Pharmaceuticals, Inc., Class A (a)	10,888	33,426
Regeneron Pharmaceuticals, Inc.	555	428,815
REGENXBIO, Inc. (a)	1,123	9,411
Relay Therapeutics, Inc. (a)	3,316	32,994
Replimune Group, Inc. (a)	1,701	13,013
Revolution Medicines, Inc. (a)	1,000	97,250
Rezolute, Inc. (a)	2,259	6,890
Rhythm Pharmaceuticals, Inc. (a)	1,267	110,191
Rigel Pharmaceuticals, Inc. (a)	400	10,816
Rocket Pharmaceuticals, Inc. (a)	2,224	7,962
Roivant Sciences Ltd. (a)	2,500	69,250
Sana Biotechnology, Inc. (a)	3,766	10,846
Sarepta Therapeutics, Inc. (a)	500	10,880
Savara, Inc. (a)	3,278	17,898
Scholar Rock Holding Corp. (a)	2,074	101,958
SELLAS Life Sciences Group, Inc. (a)	4,082	17,267
Sionna Therapeutics, Inc. (a)	365	14,633
Soleno Therapeutics, Inc. (a)	1,106	37,029
Solid Biosciences, Inc. (a)	1,578	11,362
Spyre Therapeutics, Inc. (a)	1,641	82,772
Stoke Therapeutics, Inc. (a)	1,059	34,481
Summit Therapeutics, Inc. (a)	800	15,168
Syndax Pharmaceuticals, Inc. (a)	2,018	47,140
Tango Therapeutics, Inc. (a)	2,518	52,677
Taysha Gene Therapies, Inc. (a)	5,157	23,052
Tectonic Therapeutic, Inc. (a)	279	8,624
Tevogen Bio Holdings, Inc. (a)	18	81
TG Therapeutics, Inc. (a)	3,472	115,340
Tonix Pharmaceuticals Holding Corp. (a)	300	4,125
Travere Therapeutics, Inc. (a)	1,960	58,232
TriSalus Life Sciences, Inc. (a)	666	2,664
Twist Bioscience Corp. (a)	1,426	67,764
Tyra Biosciences, Inc. (a)	603	23,095
Ultragenyx Pharmaceutical, Inc. (a)	400	8,380
United Therapeutics Corp. (a)	231	136,978
Upstream Bio, Inc. (a)	779	7,011
UroGen Pharma Ltd. (a)	852	15,319
Vanda Pharmaceuticals, Inc. (a)	1,250	8,637
Vaxcyte, Inc. (a)	2,951	171,483
Vera Therapeutics, Inc. (a)	1,469	59,098
Veracyte, Inc. (a)	1,867	60,136
Verastem, Inc. (a)	1,528	8,098
Vericel Corp. (a)	1,192	38,347
Vertex Pharmaceuticals, Inc. (a)	1,419	633,640
Viking Therapeutics, Inc. (a)	800	26,032
Vir Biotechnology, Inc. (a)	2,065	18,502
Viridian Therapeutics, Inc. (a)	1,899	37,144
Voyager Therapeutics, Inc. (a)	1,164	4,493
Xencor, Inc. (a)	1,632	19,682
XOMA Royalty Corp. (a)	231	7,246
Zenas Biopharma, Inc. (a)	426	8,328
Zymeworks, Inc. (a)	1,171	29,322
		13,210,006
See Notes to Schedule of Investments.

36	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
Brewers - 0.0%*
Boston Beer Co., Inc., Class A (a)	17	$3,917
Molson Coors Beverage Co., Class B	980	42,199
		46,116
Broadcasting - 0.0%*
AMC Networks, Inc., Class A (a)	732	4,970
Entravision Communications Corp., Class A	1,509	4,482
EW Scripps Co., Class A (a)	1,644	6,116
Fox Corp., Class A	1,100	64,240
Fox Corp., Class B	800	42,480
Gray Media, Inc.	2,380	10,329
iHeartMedia, Inc., Class A (a)	3,261	9,522
Newsmax, Inc. (a)	1,128	5,888
Nexstar Media Group, Inc.	114	20,615
Sinclair, Inc.	918	11,879
		180,521
Broadline Retail - 1.1%
Amazon.com, Inc. (a)	53,893	11,224,295
eBay, Inc.	2,628	239,201
Etsy, Inc. (a)	591	29,538
Groupon, Inc. (a)	677	8,056
Kohl's Corp.	2,581	33,295
Macy's, Inc.	1,400	25,326
Ollie's Bargain Outlet Holdings, Inc. (a)	400	36,816
Savers Value Village, Inc. (a)	1,029	7,656
		11,604,183
Building Products - 0.3%
A.O. Smith Corp.	706	46,554
AAON, Inc.	300	24,825
Advanced Drainage Systems, Inc.	400	54,852
Allegion PLC	456	66,252
American Woodmark Corp. (a)	330	13,144
Apogee Enterprises, Inc.	490	16,435
Armstrong World Industries, Inc.	200	32,960
AZZ, Inc.	710	88,842
Builders FirstSource, Inc. (a)	700	57,631
Carlisle Cos., Inc.	235	78,401
Carrier Global Corp.	4,352	245,061
CSW Industrials, Inc.	380	99,020
Fortune Brands Innovations, Inc.	735	28,643
Gibraltar Industries, Inc. (a)	701	27,949
Griffon Corp.	915	66,502
Hayward Holdings, Inc. (a)	1,700	22,746
Insteel Industries, Inc.	429	14,419
Janus International Group, Inc. (a)	3,142	16,181
JELD-WEN Holding, Inc. (a)	2,912	3,611
Johnson Controls International PLC	3,465	453,742
Lennox International, Inc.	198	91,898
Masco Corp.	1,200	72,444
Masterbrand, Inc. (a)	2,982	24,780
Modine Manufacturing Co. (a)	1,246	270,021
Owens Corning	367	39,717
Quanex Building Products Corp.	1,072	19,264
Resideo Technologies, Inc. (a)	3,091	104,198
	Number of Shares	Fair Value
Simpson Manufacturing Co., Inc.	200	$34,324
Tecnoglass, Inc.	637	28,378
Trane Technologies PLC	1,266	527,593
Trex Co., Inc. (a)	596	21,706
UFP Industries, Inc.	1,394	128,415
Zurn Elkay Water Solutions Corp.	3,573	160,213
		2,980,721
Cable & Satellite - 0.1%
Cable One, Inc. (a)	122	11,128
Charter Communications, Inc., Class A (a)	493	106,429
EchoStar Corp., Class A (a)	3,223	377,316
Liberty Broadband Corp., Class C (a)	700	35,210
Optimum Communications, Inc., Class A (a)	6,210	8,073
Sirius XM Holdings, Inc.	913	21,072
Versant Media Group, Inc. (a)	945	34,984
		594,212
Cargo Ground Transportation - 0.1%
ArcBest Corp.	542	53,311
Covenant Logistics Group, Inc.	403	10,941
Heartland Express, Inc.	1,041	10,826
JB Hunt Transport Services, Inc.	454	96,203
Knight-Swift Transportation Holdings, Inc.	822	47,331
Landstar System, Inc.	244	39,116
Marten Transport Ltd.	1,351	17,739
Old Dominion Freight Line, Inc.	1,058	206,733
PAMT Corp. (a)	196	1,656
Proficient Auto Logistics, Inc. (a)	600	4,068
RXO, Inc. (a)	3,869	56,565
Ryder System, Inc.	194	39,714
Saia, Inc. (a)	136	47,774
U-Haul Holding Co.	647	28,901
Universal Logistics Holdings, Inc.	161	3,404
Werner Enterprises, Inc.	1,422	41,821
XPO, Inc. (a)	600	116,730
		822,833
Casinos & Gaming - 0.1%
Accel Entertainment, Inc. (a)	1,172	12,787
Bally's Corp. (a)	263	2,535
Boyd Gaming Corp.	400	32,872
Brightstar Lottery PLC	2,475	31,532
Caesars Entertainment, Inc. (a)	1,059	27,989
Churchill Downs, Inc.	390	35,034
DraftKings, Inc., Class A (a)	3,000	64,860
Flutter Entertainment PLC (a)	880	89,716
Golden Entertainment, Inc.	440	11,744
Inspired Entertainment, Inc. (a)	748	5,333
Las Vegas Sands Corp.	1,659	89,387
MGM Resorts International (a)	1,200	44,412
Monarch Casino & Resort, Inc.	300	28,680
Penn Entertainment, Inc. (a)	700	10,521
Red Rock Resorts, Inc., Class A	1,165	62,164
Rush Street Interactive, Inc. (a)	2,171	47,219
See Notes to Schedule of Investments.

State Street Total Return V.I.S. Fund	37

State Street Total Return V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
Wynn Resorts Ltd.	370	$37,573
		634,358
Coal & Consumable Fuels - 0.1%
Centrus Energy Corp., Class A (a)	402	69,783
Core Natural Resources, Inc.	1,219	127,666
Energy Fuels, Inc. (a)	5,467	99,773
Lightbridge Corp. (a)	766	8,165
NACCO Industries, Inc., Class A	108	5,613
Peabody Energy Corp.	2,926	96,412
Uranium Energy Corp. (a)	11,343	153,130
XCF Global, Inc., Class A (a)	1,217	445
		560,987
Commercial & Residential Mortgage Finance - 0.1%
Better Home & Finance Holding Co. (a)	178	6,340
Enact Holdings, Inc.	662	27,016
Essent Group Ltd.	2,209	129,094
Federal Agricultural Mortgage Corp., Class C	220	32,637
Finance of America Cos., Inc., Class A (a)	150	2,490
loanDepot, Inc., Class A (a)	2,727	3,872
Merchants Bancorp	607	26,046
MGIC Investment Corp.	1,200	31,500
NMI Holdings, Inc. (a)	1,827	68,531
Onity Group, Inc. (a)	175	6,872
PennyMac Financial Services, Inc.	696	60,831
Radian Group, Inc.	3,245	107,345
Rocket Cos., Inc., Class A (a)	5,000	71,250
Security National Financial Corp., Class A (a)	493	4,674
Velocity Financial, Inc. (a)	328	5,934
Walker & Dunlop, Inc.	780	34,616
Waterstone Financial, Inc.	361	6,509
		625,557
Commercial Printing - 0.0%*
Deluxe Corp.	1,040	28,642
Ennis, Inc.	573	12,274
Quad/Graphics, Inc.	845	5,585
		46,501
Commodity Chemicals - 0.1%
AdvanSix, Inc.	624	15,226
Cabot Corp.	1,241	93,460
Core Molding Technologies, Inc. (a)	238	5,331
Dow, Inc.	3,836	159,769
Hawkins, Inc.	465	71,424
Koppers Holdings, Inc.	436	16,864
Kronos Worldwide, Inc.	453	2,976
LyondellBasell Industries NV, Class A	1,434	115,523
Mativ Holdings, Inc.	1,228	10,684
Olin Corp.	490	14,568
PureCycle Technologies, Inc. (a)	3,008	15,611
Tronox Holdings PLC	2,779	27,151
Westlake Corp.	200	23,364
		571,951
	Number of Shares	Fair Value
Communications Equipment - 0.4%
ADTRAN Holdings, Inc. (a)	1,719	$21,625
Applied Optoelectronics, Inc. (a)	1,570	132,806
Arista Networks, Inc. (a)	5,816	714,089
Aviat Networks, Inc. (a)	278	6,286
BK Technologies Corp. (a)	68	5,075
Calix, Inc. (a)	1,438	70,448
Ciena Corp. (a)	779	302,431
Cisco Systems, Inc.	22,466	1,743,137
Clearfield, Inc. (a)	307	8,126
Digi International, Inc. (a)	863	41,597
Extreme Networks, Inc. (a)	3,129	47,185
F5, Inc. (a)	320	92,586
Harmonic, Inc. (a)	2,636	23,671
Inseego Corp. (a)	418	4,648
Lumentum Holdings, Inc. (a)	400	281,104
Motorola Solutions, Inc.	963	417,913
NETGEAR, Inc. (a)	625	13,650
NetScout Systems, Inc. (a)	1,661	52,803
Ribbon Communications, Inc. (a)	2,228	4,723
Viasat, Inc. (a)	2,962	135,660
Viavi Solutions, Inc. (a)	5,480	182,374
Vistance Networks, Inc. (a)	5,217	94,949
		4,396,886
Computer & Electronics Retail - 0.0%*
Best Buy Co., Inc.	1,218	78,196
GameStop Corp., Class A (a)	2,300	52,992
		131,188
Construction & Engineering - 0.3%
AECOM	800	67,856
Ameresco, Inc., Class A (a)	747	19,049
API Group Corp. (a)	1,900	76,988
Arcosa, Inc.	1,163	123,441
Argan, Inc.	319	173,743
Bowman Consulting Group Ltd. (a)	334	9,499
Cardinal Infrastructure Group, Inc., Class A (a)	304	12,055
Centuri Holdings, Inc. (a)	2,094	61,166
Comfort Systems USA, Inc.	191	263,387
Concrete Pumping Holdings, Inc. (a)	518	3,699
Construction Partners, Inc., Class A (a)	1,125	125,010
Dycom Industries, Inc. (a)	694	235,141
EMCOR Group, Inc.	244	180,148
Everus Construction Group, Inc. (a)	275	32,467
Ferrovial SE	2,989	193,840
Fluor Corp. (a)	3,827	178,530
Granite Construction, Inc.	1,049	125,754
Great Lakes Dredge & Dock Corp. (a)	1,560	26,520
IES Holdings, Inc. (a)	216	102,918
Legence Corp., Class A (a)	879	49,628
Limbach Holdings, Inc. (a)	247	19,278
MasTec, Inc. (a)	300	96,522
Matrix Service Co. (a)	644	7,393
MYR Group, Inc. (a)	369	104,176
NWPX Infrastructure, Inc. (a)	219	17,051
Orion Group Holdings, Inc. (a)	847	9,232
Primoris Services Corp.	1,286	183,949
Quanta Services, Inc.	835	458,432
See Notes to Schedule of Investments.

38	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
Southland Holdings, Inc. (a)	505	$657
Sterling Infrastructure, Inc. (a)	709	288,754
Tutor Perini Corp.	1,063	82,053
Valmont Industries, Inc.	99	39,557
WillScot Holdings Corp.	1,340	23,262
		3,391,155
Construction Machinery & Heavy Transportation Equipment - 0.4%
Allison Transmission Holdings, Inc.	480	56,189
Astec Industries, Inc.	539	29,020
Atmus Filtration Technologies, Inc.	1,957	111,099
Blue Bird Corp. (a)	750	42,592
Caterpillar, Inc.	2,606	1,846,247
Cummins, Inc.	770	414,275
Douglas Dynamics, Inc.	530	22,308
Federal Signal Corp.	1,428	154,424
Greenbrier Cos., Inc.	715	37,645
Manitowoc Co., Inc. (a)	780	9,087
Microvast Holdings, Inc. (a)	4,726	7,089
Miller Industries, Inc.	263	11,980
Oshkosh Corp.	400	58,884
PACCAR, Inc.	2,785	321,667
Terex Corp.	2,664	157,442
Trinity Industries, Inc.	1,915	61,625
Wabash National Corp.	937	8,077
Westinghouse Air Brake Technologies Corp.	931	232,666
		3,582,316
Construction Materials - 0.1%
Buzzi SpA	391	19,705
CRH PLC	3,770	396,302
Eagle Materials, Inc.	200	37,890
Holcim AG	2,973	244,546
James Hardie Industries PLC (a)	723	13,694
Knife River Corp. (a)	1,369	111,779
Martin Marietta Materials, Inc.	327	192,498
Smith-Midland Corp. (a)	110	3,578
U.S. Lime & Minerals, Inc.	255	33,306
Vulcan Materials Co.	766	208,582
		1,261,880
Consumer Electronics - 0.0%*
Garmin Ltd.	874	202,777
Sonos, Inc. (a)	2,829	37,908
		240,685
Consumer Finance - 0.3%
Ally Financial, Inc.	1,587	62,258
American Express Co.	2,997	906,533
Atlanticus Holdings Corp. (a)	116	6,086
Bread Financial Holdings, Inc.	1,093	81,855
Capital One Financial Corp.	3,379	616,431
Consumer Portfolio Services, Inc. (a)	167	1,291
Credit Acceptance Corp. (a)	39	16,515
Dave, Inc. (a)	246	42,826
Encore Capital Group, Inc. (a)	532	37,304
Enova International, Inc. (a)	566	76,880
FirstCash Holdings, Inc.	942	177,096
Green Dot Corp., Class A (a)	1,230	13,801
Jefferson Capital, Inc.	528	10,153
	Number of Shares	Fair Value
LendingClub Corp. (a)	2,680	$38,378
LendingTree, Inc. (a)	253	10,849
Medallion Financial Corp.	468	4,006
Navient Corp.	1,616	13,219
Nelnet, Inc., Class A	307	39,591
NerdWallet, Inc., Class A (a)	942	9,778
OneMain Holdings, Inc.	600	32,094
Oportun Financial Corp. (a)	987	4,550
OppFi, Inc.	637	4,911
PRA Group, Inc. (a)	898	15,715
PROG Holdings, Inc.	926	26,567
Regional Management Corp.	237	7,643
SLM Corp.	1,300	27,833
SoFi Technologies, Inc. (a)	6,800	107,984
Synchrony Financial	2,048	139,305
Upstart Holdings, Inc. (a)	2,027	51,992
World Acceptance Corp. (a)	56	7,562
		2,591,006
Consumer Staples Merchandise Retail - 0.6%
BJ's Wholesale Club Holdings, Inc. (a)	700	68,894
Costco Wholesale Corp.	2,489	2,480,114
Dollar General Corp.	1,237	146,869
Dollar Tree, Inc. (a)	1,126	123,308
PriceSmart, Inc.	613	92,257
Target Corp.	2,554	309,545
Walmart, Inc.	24,491	3,043,741
		6,264,728
Copper - 0.0%*
Freeport-McMoRan, Inc.	7,938	466,596
Data Center REITs - 0.1%
Digital Realty Trust, Inc.	1,951	351,590
Equinix, Inc.	531	520,507
		872,097
Data Processing & Outsourced Services - 0.0%*
Broadridge Financial Solutions, Inc.	647	105,125
Conduent, Inc. (a)	3,346	4,283
CSG Systems International, Inc.	660	52,760
ExlService Holdings, Inc. (a)	1,000	30,450
Genpact Ltd.	770	28,682
IBEX Holdings Ltd. (a)	238	6,383
Maximus, Inc.	1,296	83,074
SS&C Technologies Holdings, Inc.	1,200	81,084
TTEC Holdings, Inc. (a)	439	1,098
Verra Mobility Corp. (a)	3,804	54,359
		447,298
Distillers & Vintners - 0.0%*
Brown-Forman Corp., Class A	600	16,074
Brown-Forman Corp., Class B	735	19,433
Constellation Brands, Inc., Class A	798	119,700
MGP Ingredients, Inc.	335	6,161
		161,368
Distributors - 0.0%*
Genuine Parts Co.	890	94,117
GigaCloud Technology, Inc., Class A (a)	573	26,003
Gold.com, Inc.	444	17,796
See Notes to Schedule of Investments.

State Street Total Return V.I.S. Fund	39

State Street Total Return V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
LKQ Corp.	1,446	$42,469
Pool Corp.	163	32,980
Weyco Group, Inc.	175	5,609
		218,974
Diversified Banks - 1.0%
Bank of America Corp.	36,941	1,800,874
Citigroup, Inc.	9,790	1,110,284
Fifth Third Bancorp	5,092	236,574
First Citizens BancShares, Inc., Class A	53	99,887
JPMorgan Chase & Co.	15,257	4,487,999
KeyCorp	5,551	111,298
PNC Financial Services Group, Inc.	2,205	458,838
U.S. Bancorp	8,840	459,768
Wells Fargo & Co.	17,429	1,387,523
		10,153,045
Diversified Chemicals - 0.0%*
Chemours Co.	3,585	78,978
Huntsman Corp.	1,211	16,118
LSB Industries, Inc. (a)	1,245	18,550
		113,646
Diversified Financial Services - 0.1%
Alerus Financial Corp.	558	13,230
Apollo Global Management, Inc.	2,334	260,054
Corebridge Financial, Inc.	1,901	45,358
Equitable Holdings, Inc.	1,800	66,798
Jackson Financial, Inc., Class A	1,606	169,786
NewtekOne, Inc.	645	7,063
Voya Financial, Inc.	500	34,160
		596,449
Diversified Metals & Mining - 0.0%*
American Battery Technology Co. (a)	3,235	9,026
Compass Minerals International, Inc. (a)	745	17,396
Contango Silver & Gold, Inc. (a)	500	9,375
Ferroglobe PLC (a)(c)(e)**	1,316	—
Ferroglobe PLC (e)	2,839	11,697
Idaho Strategic Resources, Inc. (a)	326	10,471
Ivanhoe Electric, Inc. (a)	2,514	29,715
Materion Corp.	494	71,457
MP Materials Corp. (a)	800	38,608
NioCorp Developments Ltd. (a)	2,435	10,860
U.S. Antimony Corp. (a)	2,787	24,330
U.S. Gold Corp. (a)	352	5,347
USA Rare Earth, Inc. (a)	4,379	66,276
		304,558
Diversified Real Estate Activities - 0.0%*
RMR Group, Inc., Class A	374	5,786
St. Joe Co.	907	56,960
Tejon Ranch Co. (a)	466	8,779
		71,525
Diversified REITs - 0.0%*
AH Realty Trust, Inc.	1,901	10,456
Alpine Income Property Trust, Inc.	315	5,670
	Number of Shares	Fair Value
American Assets Trust, Inc.	1,216	$22,387
Broadstone Net Lease, Inc.	4,533	82,818
CTO Realty Growth, Inc.	745	13,775
Essential Properties Realty Trust, Inc.	4,722	143,360
Gladstone Commercial Corp.	1,150	13,144
Global Net Lease, Inc.	4,697	43,964
Modiv Industrial, Inc.	301	4,310
NexPoint Diversified Real Estate Trust	1,079	5,039
WP Carey, Inc.	1,211	82,300
		427,223
Diversified Support Services - 0.1%
ACV Auctions, Inc., Class A (a)	3,911	16,583
Cintas Corp.	1,942	328,470
Copart, Inc. (a)	4,766	158,231
Healthcare Services Group, Inc. (a)	1,662	30,830
Liquidity Services, Inc. (a)	538	16,447
OPENLANE, Inc. (a)	2,511	73,196
UniFirst Corp.	350	88,056
Vestis Corp. (a)	2,176	17,103
		728,916
Education Services - 0.1%
American Public Education, Inc. (a)	403	22,923
Bright Horizons Family Solutions, Inc. (a)	291	23,900
Coursera, Inc. (a)	3,321	19,328
Covista, Inc. (a)	810	93,353
Duolingo, Inc. (a)	232	22,868
Graham Holdings Co., Class B	77	81,409
Grand Canyon Education, Inc. (a)	200	34,006
KinderCare Learning Cos., Inc. (a)	731	1,608
Laureate Education, Inc. (a)	3,041	105,949
Lincoln Educational Services Corp. (a)	693	28,191
McGraw Hill, Inc. (a)	689	9,439
Nerdy, Inc. (a)	2,003	1,635
Perdoceo Education Corp.	1,557	57,936
Phoenix Education Partners, Inc.	143	4,499
Strategic Education, Inc.	554	45,960
Stride, Inc. (a)	994	87,641
Udemy, Inc. (a)	2,241	10,353
Universal Technical Institute, Inc. (a)	1,103	39,818
		690,816
Electric Utilities - 0.6%
Alliant Energy Corp.	1,356	97,307
American Electric Power Co., Inc.	3,066	401,891
Constellation Energy Corp.	1,737	485,057
Duke Energy Corp.	4,479	586,480
Edison International	2,111	154,483
Entergy Corp.	2,548	286,293
Evergy, Inc.	1,187	97,239
Eversource Energy	2,184	151,307
Exelon Corp.	5,512	270,198
FirstEnergy Corp.	2,998	151,879
Genie Energy Ltd., Class B	499	7,056
Hawaiian Electric Industries, Inc. (a)	3,888	57,698
See Notes to Schedule of Investments.

40	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
IDACORP, Inc.	300	$42,891
MGE Energy, Inc.	880	68,015
NextEra Energy, Inc.	11,738	1,090,225
NRG Energy, Inc.	1,161	169,669
OGE Energy Corp.	1,150	55,154
Oklo, Inc. (a)	2,900	143,811
Otter Tail Corp.	920	80,748
PG&E Corp.	12,080	212,246
Pinnacle West Capital Corp.	584	58,838
Portland General Electric Co.	2,715	143,271
PPL Corp.	4,260	162,732
Southern Co.	6,257	603,926
TXNM Energy, Inc.	2,415	141,181
Xcel Energy, Inc.	3,353	266,362
		5,985,957
Electrical Components & Equipment - 0.5%
Acuity, Inc.	200	56,044
Allient, Inc.	335	19,795
American Superconductor Corp. (a)	1,029	34,832
AMETEK, Inc.	1,307	280,169
Amprius Technologies, Inc. (a)	2,610	44,005
Array Technologies, Inc. (a)	3,557	25,717
Atkore, Inc.	799	47,069
Eaton Corp. PLC	2,198	786,159
Emerson Electric Co.	3,199	419,133
EnerSys	874	151,831
Enovix Corp. (a)	3,920	20,306
Eos Energy Enterprises, Inc. (a)	7,329	36,352
Fluence Energy, Inc. (a)	1,491	20,516
Generac Holdings, Inc. (a)	298	58,208
Hubbell, Inc.	319	156,546
Hyliion Holdings Corp. (a)	2,944	5,182
KULR Technology Group, Inc. (a)	1,021	2,420
LSI Industries, Inc.	657	12,220
Nextpower, Inc., Class A (a)	3,468	418,067
nVent Electric PLC	900	106,452
Plug Power, Inc. (a)	31,467	71,115
Powell Industries, Inc.	229	123,907
Preformed Line Products Co.	59	15,974
Regal Rexnord Corp.	367	68,724
Rockwell Automation, Inc.	645	231,478
Schneider Electric SE	3,208	871,041
Sensata Technologies Holding PLC	1,000	35,220
Shoals Technologies Group, Inc., Class A (a)	3,926	25,833
SKYX Platforms Corp. (a)	1,443	1,616
SunPower, Inc. (a)	2,039	2,590
Sunrun, Inc. (a)	5,327	72,234
Thermon Group Holdings, Inc. (a)	776	39,110
Vertiv Holdings Co., Class A	2,093	524,464
Vicor Corp. (a)	550	88,550
		4,872,879
Electronic Components - 0.2%
Amphenol Corp., Class A	6,848	865,245
Bel Fuse, Inc., Class A	38	6,848
Bel Fuse, Inc., Class B	247	48,901
Belden, Inc.	938	107,711
Coherent Corp. (a)	953	227,014
Corning, Inc.	4,387	596,500
	Number of Shares	Fair Value
Knowles Corp. (a)	2,030	$52,130
Littelfuse, Inc.	150	50,903
M-Tron Industries, Inc. (a)	84	5,615
Rogers Corp. (a)	428	45,937
Vishay Intertechnology, Inc.	2,876	51,768
		2,058,572
Electronic Equipment & Instruments - 0.2%
908 Devices, Inc. (a)	832	5,092
Advanced Energy Industries, Inc.	896	289,148
Aeva Technologies, Inc. (a)	990	13,028
Arlo Technologies, Inc. (a)	2,344	33,355
Badger Meter, Inc.	710	108,169
Cognex Corp.	939	46,002
Crane NXT Co.	300	12,177
Daktronics, Inc. (a)	888	17,360
Evolv Technologies Holdings, Inc. (a)	3,543	21,435
Frequency Electronics, Inc. (a)	145	6,418
Itron, Inc. (a)	1,087	97,428
Keysight Technologies, Inc. (a)	963	271,922
MicroVision, Inc. (a)	7,880	5,053
Mirion Technologies, Inc. (a)	5,742	106,744
Napco Security Technologies, Inc.	815	32,103
nLight, Inc. (a)	1,104	62,950
Novanta, Inc. (a)	864	102,047
OSI Systems, Inc. (a)	374	99,301
Ouster, Inc. (a)	1,282	23,550
Powerfleet, Inc. NJ (a)	2,952	9,092
Ralliant Corp.	676	28,115
Teledyne Technologies, Inc. (a)	268	162,143
Vishay Precision Group, Inc. (a)	284	12,331
Vontier Corp.	799	28,341
Vuzix Corp. (a)	1,979	4,571
Zebra Technologies Corp., Class A (a)	279	58,333
		1,656,208
Electronic Manufacturing Services - 0.1%
Benchmark Electronics, Inc.	848	47,539
CTS Corp.	679	32,429
Flex Ltd. (a)	2,100	137,466
IPG Photonics Corp. (a)	100	11,459
Jabil, Inc.	614	163,097
Kimball Electronics, Inc. (a)	556	13,172
Methode Electronics, Inc.	1,018	5,619
Neonode, Inc. (a)	420	588
Plexus Corp. (a)	632	128,005
Sanmina Corp. (a)	1,254	162,568
TTM Technologies, Inc. (a)	2,433	237,023
		938,965
Environmental & Facilities Services - 0.1%
ABM Industries, Inc.	1,451	55,893
BrightView Holdings, Inc. (a)	1,677	19,772
Casella Waste Systems, Inc., Class A (a)	1,507	119,565
Clean Harbors, Inc. (a)	300	86,019
Enviri Corp. (a)	1,791	35,140
GFL Environmental, Inc.	1,402	58,298
Mobile Infrastructure Corp. (a)	792	1,774
Montrose Environmental Group, Inc. (a)	769	16,833
See Notes to Schedule of Investments.

State Street Total Return V.I.S. Fund	41

State Street Total Return V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
Perma-Fix Environmental Services, Inc. (a)	516	$5,516
Republic Services, Inc.	1,080	236,542
Rollins, Inc.	1,578	84,281
Tetra Tech, Inc.	1,750	52,710
Veralto Corp.	1,450	128,209
Waste Management, Inc.	2,089	480,031
		1,380,583
Fertilizers & Agricultural Chemicals - 0.1%
American Vanguard Corp. (a)	730	1,818
CF Industries Holdings, Inc.	882	114,519
Corteva, Inc.	3,782	316,591
Intrepid Potash, Inc. (a)	282	12,061
Mosaic Co.	1,647	41,999
Scotts Miracle-Gro Co.	262	15,932
		502,920
Financial Exchanges & Data - 0.3%
Bakkt, Inc. (a)	382	2,811
Cboe Global Markets, Inc.	558	156,837
CME Group, Inc.	2,002	591,291
Coinbase Global, Inc., Class A (a)	1,240	216,516
Donnelley Financial Solutions, Inc. (a)	602	28,378
FactSet Research Systems, Inc.	236	51,210
Intercontinental Exchange, Inc.	3,143	494,331
MarketAxess Holdings, Inc.	222	36,626
MarketWise, Inc.	49	917
Miami International Holdings, Inc. (a)	550	21,406
Moody's Corp.	855	372,994
Morningstar, Inc.	100	16,905
MSCI, Inc.	418	225,306
Nasdaq, Inc.	2,518	213,753
Open Lending Corp. (a)	3,050	3,812
S&P Global, Inc.	1,693	720,101
Tradeweb Markets, Inc., Class A	663	78,009
Value Line, Inc.	20	706
		3,231,909
Food Distributors - 0.1%
Andersons, Inc.	777	55,773
Chefs' Warehouse, Inc. (a)	867	51,543
HF Foods Group, Inc. (a)	1,048	1,939
Performance Food Group Co. (a)	900	77,094
Sysco Corp.	2,598	185,315
U.S. Foods Holding Corp. (a)	1,300	119,873
United Natural Foods, Inc. (a)	1,425	64,211
		555,748
Food Retail - 0.1%
Albertsons Cos., Inc., Class A	2,300	39,192
Casey's General Stores, Inc.	219	159,401
Grocery Outlet Holding Corp. (a)	2,168	15,284
Ingles Markets, Inc., Class A	344	30,922
Kroger Co.	3,209	232,203
Maplebear, Inc. (a)	1,200	44,952
Natural Grocers by Vitamin Cottage, Inc.	340	8,789
Sprouts Farmers Market, Inc. (a)	600	46,278
	Number of Shares	Fair Value
Village Super Market, Inc., Class A	243	$10,262
Weis Markets, Inc.	319	21,817
		609,100
Footwear - 0.1%
Crocs, Inc. (a)	300	24,906
Deckers Outdoor Corp. (a)	830	83,075
NIKE, Inc., Class B	6,431	339,686
Rocky Brands, Inc.	168	6,505
Steven Madden Ltd.	1,708	57,935
Wolverine World Wide, Inc.	1,898	30,975
		543,082
Forest Products - 0.0%*
Louisiana-Pacific Corp.	300	21,825
Gas Utilities - 0.1%
Atmos Energy Corp.	934	172,528
Chesapeake Utilities Corp.	558	70,514
MDU Resources Group, Inc.	700	14,504
National Fuel Gas Co.	580	54,497
New Jersey Resources Corp.	2,421	132,961
Northwest Natural Holding Co.	976	51,943
ONE Gas, Inc.	1,435	123,597
RGC Resources, Inc.	238	5,248
Southwest Gas Holdings, Inc.	1,633	141,908
Spire, Inc.	1,398	126,575
UGI Corp.	1,300	47,346
		941,621
Gold - 0.1%
Coeur Mining, Inc. (a)	24,200	454,234
Dakota Gold Corp. (a)	2,037	10,287
Newmont Corp.	6,157	666,495
Perpetua Resources Corp. (a)	2,025	56,943
Royal Gold, Inc.	463	117,829
		1,305,788
Health Care REITs - 0.2%
Alexandria Real Estate Equities, Inc.	1,092	50,691
American Healthcare REIT, Inc.	4,248	200,336
CareTrust REIT, Inc.	5,343	195,821
Chiron Real Estate, Inc.	304	10,056
Community Healthcare Trust, Inc.	708	11,250
Diversified Healthcare Trust	5,188	34,448
Healthcare Realty Trust, Inc.	1,600	27,184
Healthpeak Properties, Inc.	3,836	63,025
LTC Properties, Inc.	1,077	40,021
Medical Properties Trust, Inc.	3,500	16,205
National Health Investors, Inc.	1,124	90,887
Omega Healthcare Investors, Inc.	1,536	67,308
Sabra Health Care REIT, Inc.	5,922	113,880
Sila Realty Trust, Inc.	1,312	31,068
Strawberry Fields REIT, Inc.	242	2,880
Universal Health Realty Income Trust	306	12,384
Ventas, Inc.	2,603	212,873
Welltower, Inc.	3,894	769,883
		1,950,200
Healthcare Distributors - 0.1%
Accendra Health, Inc. (a)	1,791	4,084
See Notes to Schedule of Investments.

42	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
AdaptHealth Corp. (a)	2,378	$28,298
Cardinal Health, Inc.	1,335	282,099
Cencora, Inc.	1,038	326,077
Henry Schein, Inc. (a)	552	40,682
McKesson Corp.	707	611,810
		1,293,050
Healthcare Equipment - 0.7%
Abbott Laboratories	9,710	996,926
Accuray, Inc. (a)	2,707	1,051
Alphatec Holdings, Inc. (a)	2,772	30,159
AngioDynamics, Inc. (a)	891	10,131
Anteris Technologies Global Corp. (a)	1,884	10,456
Artivion, Inc. (a)	995	36,437
AtriCure, Inc. (a)	1,141	32,553
Axogen, Inc. (a)	1,046	34,654
Baxter International, Inc.	3,217	54,046
Becton Dickinson & Co.	1,635	257,071
Beta Bionics, Inc. (a)	925	9,269
Boston Scientific Corp. (a)	8,179	513,232
Butterfly Network, Inc. (a)	4,526	18,285
CapsoVision, Inc. (a)	662	4,826
Carlsmed, Inc. (a)	234	2,118
Ceribell, Inc. (a)	601	11,016
ClearPoint Neuro, Inc. (a)	693	6,306
CONMED Corp.	733	25,919
CVRx, Inc. (a)	436	4,125
Delcath Systems, Inc. (a)	741	6,876
Dexcom, Inc. (a)	2,180	136,904
Edwards Lifesciences Corp. (a)	3,151	252,332
Electromed, Inc. (a)	161	3,769
Enovis Corp. (a)	1,347	30,644
Envista Holdings Corp. (a)	1,100	27,907
GE HealthCare Technologies, Inc.	2,629	187,132
Glaukos Corp. (a)	1,340	144,264
Globus Medical, Inc., Class A (a)	680	58,589
Hologic, Inc. (a)	1,300	98,267
IDEXX Laboratories, Inc. (a)	452	253,974
Inogen, Inc. (a)	743	4,592
Inspire Medical Systems, Inc. (a)	165	8,511
Insulet Corp. (a)	388	81,418
Integer Holdings Corp. (a)	822	72,336
Integra LifeSciences Holdings Corp. (a)	1,542	14,526
Intuitive Surgical, Inc. (a)	1,985	915,065
iRadimed Corp.	189	18,193
IRhythm Holdings, Inc. (a)	762	89,931
Kestra Medical Technologies Ltd. (a)	566	11,280
KORU Medical Systems, Inc. (a)	1,026	4,432
LeMaitre Vascular, Inc.	496	54,148
LENSAR, Inc. (a)	308	1,836
LivaNova PLC (a)	1,302	82,755
Lucid Diagnostics, Inc. (a)	2,755	3,168
Masimo Corp. (a)	276	49,092
Medtronic PLC	7,151	619,634
Myomo, Inc. (a)	1,721	1,163
Neuronetics, Inc. (a)	1,175	1,704
NeuroPace, Inc. (a)	605	7,956
Novocure Ltd. (a)	2,396	26,116
Omnicell, Inc. (a)	1,083	36,151
	Number of Shares	Fair Value
Orthofix Medical, Inc. (a)	931	$10,679
Outset Medical, Inc. (a)	567	2,177
Penumbra, Inc. (a)	220	72,241
PROCEPT BioRobotics Corp. (a)	1,255	31,388
Pro-Dex, Inc. (a)	73	3,586
Pulmonx Corp. (a)	654	844
Pulse Biosciences, Inc. (a)	388	8,377
QuidelOrtho Corp. (a)	1,599	26,272
ResMed, Inc.	789	177,115
SANUWAVE Health, Inc. (a)	215	3,717
Shoulder Innovations, Inc. (a)	164	2,383
SI-BONE, Inc. (a)	915	11,556
Sight Sciences, Inc. (a)	1,203	4,535
Stereotaxis, Inc. (a)	1,739	3,200
STERIS PLC	560	123,833
Strive, Inc., Class A (a)	1,238	12,405
Stryker Corp.	1,933	635,164
Tactile Systems Technology, Inc. (a)	507	13,248
Tandem Diabetes Care, Inc. (a)	1,601	30,691
Teleflex, Inc.	310	37,079
TransMedics Group, Inc. (a)	804	79,926
Treace Medical Concepts, Inc. (a)	1,530	2,050
Varex Imaging Corp. (a)	992	10,525
Zimmer Biomet Holdings, Inc.	1,096	99,100
		6,765,336
Healthcare Facilities - 0.1%
Ardent Health, Inc. (a)	551	4,717
Brookdale Senior Living, Inc. (a)	5,553	75,965
Community Health Systems, Inc. (a)	3,400	9,996
Concentra Group Holdings Parent, Inc.	2,783	59,695
Encompass Health Corp.	600	58,038
Ensign Group, Inc.	1,335	269,003
HCA Healthcare, Inc.	913	432,068
Joint Corp. (a)	313	2,770
National HealthCare Corp.	302	48,229
Nutex Health, Inc. (a)	95	9,029
Oncology Institute, Inc. (a)	1,910	5,864
PACS Group, Inc. (a)	1,041	33,437
Select Medical Holdings Corp.	2,545	41,458
Sonida Senior Living, Inc. (a)	148	4,773
Surgery Partners, Inc. (a)	1,811	21,587
Tenet Healthcare Corp. (a)	500	94,355
U.S. Physical Therapy, Inc.	354	26,536
Universal Health Services, Inc., Class B	320	57,270
		1,254,790
Healthcare Services - 0.2%
Addus HomeCare Corp. (a)	430	40,270
agilon health, Inc. (a)	309	2,444
AirSculpt Technologies, Inc. (a)	496	1,404
AMN Healthcare Services, Inc. (a)	891	16,341
Astrana Health, Inc. (a)	954	23,392
Aveanna Healthcare Holdings, Inc. (a)	1,298	8,359
BrightSpring Health Services, Inc. (a)	3,090	131,665
Castle Biosciences, Inc. (a)	658	16,154
Chemed Corp.	98	37,019
See Notes to Schedule of Investments.

State Street Total Return V.I.S. Fund	43

State Street Total Return V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
Cigna Group	1,520	$405,460
CorVel Corp. (a)	688	37,599
Cross Country Healthcare, Inc. (a)	680	6,392
CVS Health Corp.	7,039	505,541
DaVita, Inc. (a)	187	28,740
DocGo, Inc. (a)	3,969	2,497
Enhabit, Inc. (a)	1,177	16,584
Fulgent Genetics, Inc. (a)	575	9,143
GeneDx Holdings Corp. (a)	449	28,835
Guardant Health, Inc. (a)	2,918	269,536
Guardian Pharmacy Services, Inc., Class A (a)	522	19,659
Hims & Hers Health, Inc. (a)	4,894	101,599
Innovage Holding Corp. (a)	473	3,794
Labcorp Holdings, Inc.	507	135,273
LifeStance Health Group, Inc. (a)	3,901	24,849
Lumexa Imaging Holdings, Inc. (a)	602	5,177
National Research Corp.	299	5,077
NeoGenomics, Inc. (a)	3,027	22,460
Omada Health, Inc. (a)	790	9,930
OPKO Health, Inc. (a)	9,774	11,142
Option Care Health, Inc. (a)	3,824	102,942
Pediatrix Medical Group, Inc. (a)	2,049	43,828
Pennant Group, Inc. (a)	794	24,201
Privia Health Group, Inc. (a)	2,772	57,020
Quest Diagnostics, Inc.	629	123,271
RadNet, Inc. (a)	1,634	91,324
Strata Critical Medical, Inc. (a)	1,645	6,876
Talkspace, Inc. (a)	3,321	17,186
Viemed Healthcare, Inc. (a)	796	7,331
		2,400,314
Healthcare Supplies - 0.1%
Acme United Corp.	107	4,805
Alcon AG	2,910	218,886
Align Technology, Inc. (a)	349	59,829
Avanos Medical, Inc. (a)	1,064	14,907
Bioventus, Inc., Class A (a)	1,227	11,203
Cerus Corp. (a)	4,092	7,447
Cooper Cos., Inc. (a)	1,020	72,930
Dentsply Sirona, Inc.	1,667	19,337
Embecta Corp.	1,333	11,784
Haemonetics Corp. (a)	1,116	62,898
ICU Medical, Inc. (a)	577	74,520
Lantheus Holdings, Inc. (a)	1,553	117,795
Medline, Inc., Class A (a)	1,800	80,100
Merit Medical Systems, Inc. (a)	1,399	96,433
Neogen Corp. (a)	5,199	48,299
OraSure Technologies, Inc. (a)	1,653	4,959
OrthoPediatrics Corp. (a)	402	6,380
RxSight, Inc. (a)	952	5,864
Sanara Medtech, Inc. (a)	119	2,044
Solventum Corp. (a)	748	48,844
STAAR Surgical Co. (a)	815	15,241
UFP Technologies, Inc. (a)	178	34,461
Utah Medical Products, Inc.	71	4,401
		1,023,367
Healthcare Technology - 0.0%*
Certara, Inc. (a)	500	2,850
Claritev Corp. (a)	197	3,219
Definitive Healthcare Corp. (a)	1,406	1,729
	Number of Shares	Fair Value
Doximity, Inc., Class A (a)	900	$20,970
Evolent Health, Inc., Class A (a)	2,650	6,042
Health Catalyst, Inc. (a)	2,469	3,136
HealthStream, Inc.	540	11,183
HeartFlow, Inc. (a)	438	10,657
LifeMD, Inc. (a)	944	3,408
OptimizeRx Corp. (a)	393	2,468
Phreesia, Inc. (a)	1,319	11,053
Schrodinger, Inc. (a)	1,300	14,768
Simulations Plus, Inc. (a)	397	4,693
Teladoc Health, Inc. (a)	4,145	22,590
TruBridge, Inc. (a)	300	4,392
Veeva Systems, Inc., Class A (a)	809	142,109
Waystar Holding Corp. (a)	2,626	63,313
		328,580
Heavy Electrical Equipment - 0.2%
Bloom Energy Corp., Class A (a)	5,196	704,006
GE Vernova, Inc.	1,537	1,341,647
NANO Nuclear Energy, Inc. (a)	936	19,169
Net Power, Inc. (a)	898	1,401
NuScale Power Corp. (a)	3,781	40,986
Power Solutions International, Inc. (a)	203	12,359
		2,119,568
Home Building - 0.2%
Beazer Homes USA, Inc. (a)	633	12,179
Cavco Industries, Inc. (a)	186	90,078
Century Communities, Inc.	617	35,403
Champion Homes, Inc. (a)	1,328	98,763
DR Horton, Inc.	1,440	197,597
Dream Finders Homes, Inc., Class A (a)	701	9,758
Green Brick Partners, Inc. (a)	742	47,822
Hovnanian Enterprises, Inc., Class A (a)	110	12,200
Installed Building Products, Inc.	551	146,098
KB Home	1,464	75,762
Legacy Housing Corp. (a)	203	4,147
Lennar Corp., Class A	1,201	104,295
LGI Homes, Inc. (a)	478	18,895
M/I Homes, Inc. (a)	623	76,286
Meritage Homes Corp.	1,603	99,130
NVR, Inc. (a)	18	118,617
PulteGroup, Inc.	1,098	129,136
Taylor Morrison Home Corp. (a)	2,302	134,068
Toll Brothers, Inc.	515	70,282
TopBuild Corp. (a)	170	59,721
Tri Pointe Homes, Inc. (a)	2,027	94,722
		1,634,959
Home Furnishing Retail - 0.0%*
Arhaus, Inc.	1,216	8,245
Bed Bath & Beyond, Inc. (a)	1,845	8,561
Haverty Furniture Cos., Inc.	340	7,201
RH (a)	70	9,787
Sleep Number Corp. (a)	428	768
Wayfair, Inc., Class A (a)	600	45,126
Williams-Sonoma, Inc.	600	109,398
		189,086
See Notes to Schedule of Investments.

44	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
Home Furnishings - 0.0%*
Bassett Furniture Industries, Inc.	266	$3,764
Ethan Allen Interiors, Inc.	552	12,288
Flexsteel Industries, Inc.	84	3,775
La-Z-Boy, Inc.	979	31,465
Leggett & Platt, Inc.	3,147	31,092
Lovesac Co. (a)	325	4,800
Mohawk Industries, Inc. (a)	300	29,538
Somnigroup International, Inc.	1,300	96,096
		212,818
Home Improvement Retail - 0.3%
Floor & Decor Holdings, Inc., Class A (a)	700	35,560
Home Depot, Inc.	5,602	1,842,442
Lowe's Cos., Inc.	3,143	742,628
		2,620,630
Hotel & Resort REITs - 0.0%*
Apple Hospitality REIT, Inc.	5,337	61,429
Braemar Hotels & Resorts, Inc.	1,647	3,887
Chatham Lodging Trust	1,207	9,499
DiamondRock Hospitality Co.	4,894	45,857
Host Hotels & Resorts, Inc.	4,046	77,521
Park Hotels & Resorts, Inc.	1,200	12,636
Pebblebrook Hotel Trust	2,777	35,073
RLJ Lodging Trust	2,947	21,867
Ryman Hospitality Properties, Inc.	1,481	136,652
Service Properties Trust	3,410	4,621
Summit Hotel Properties, Inc.	2,410	10,652
Sunstone Hotel Investors, Inc.	4,307	38,806
Xenia Hotels & Resorts, Inc.	2,242	33,249
		491,749
Hotels, Resorts & Cruise Lines - 0.3%
Airbnb, Inc., Class A (a)	2,290	289,181
Booking Holdings, Inc.	183	770,489
Carnival Corp.	6,649	172,076
Choice Hotels International, Inc.	190	19,665
Expedia Group, Inc.	678	156,543
Global Business Travel Group I (a)	3,020	16,852
Hilton Grand Vacations, Inc. (a)	1,449	56,685
Hilton Worldwide Holdings, Inc.	1,246	378,884
Hyatt Hotels Corp., Class A	200	28,758
InterContinental Hotels Group PLC	834	109,984
Lindblad Expeditions Holdings, Inc. (a)	867	14,999
Marriott International, Inc., Class A	1,253	409,819
Marriott Vacations Worldwide Corp.	661	43,044
Navan, Inc., Class A (a)	888	11,757
Norwegian Cruise Line Holdings Ltd. (a)	2,720	50,864
Royal Caribbean Cruises Ltd.	1,450	399,011
Sabre Corp. (a)	8,481	12,297
Target Hospitality Corp. (a)	837	7,767
Travel & Leisure Co.	300	20,757
Viking Holdings Ltd. (a)	900	66,132
	Number of Shares	Fair Value
Wyndham Hotels & Resorts, Inc.	400	$32,492
		3,068,056
Household Appliances - 0.0%*
Cricut, Inc., Class A	1,128	4,219
Hamilton Beach Brands Holding Co., Class A	226	4,283
Helen of Troy Ltd. (a)	544	7,844
SharkNinja, Inc. (a)	500	52,950
Traeger, Inc. (a)	15	435
Whirlpool Corp.	258	13,911
		83,642
Household Products - 0.3%
Central Garden & Pet Co. (a)	217	7,979
Central Garden & Pet Co., Class A (a)	1,195	38,742
Church & Dwight Co., Inc.	1,318	122,996
Clorox Co.	747	77,412
Colgate-Palmolive Co.	4,565	389,075
Energizer Holdings, Inc.	1,472	24,170
Kimberly-Clark Corp.	1,788	172,488
Oil-Dri Corp. of America	228	14,841
Procter & Gamble Co.	13,177	1,903,286
Spectrum Brands Holdings, Inc.	537	39,577
WD-40 Co.	325	66,280
		2,856,846
Housewares & Specialties - 0.0%*
Newell Brands, Inc.	1,870	6,414
Human Resource & Employment Services - 0.1%
Alight, Inc., Class A	12,706	7,404
Asure Software, Inc. (a)	651	5,599
Automatic Data Processing, Inc.	2,239	454,920
Barrett Business Services, Inc.	575	16,779
First Advantage Corp. (a)	1,848	21,732
HireQuest, Inc.	187	1,866
Insperity, Inc.	836	22,605
Kelly Services, Inc., Class A	762	6,744
Kforce, Inc.	415	12,135
Korn Ferry	1,252	78,813
ManpowerGroup, Inc.	279	8,219
Paychex, Inc.	1,718	158,262
Paycom Software, Inc.	325	39,500
Paylocity Holding Corp. (a)	290	31,332
Robert Half, Inc.	575	14,605
Skillsoft Corp. (a)	231	991
TriNet Group, Inc.	702	25,574
TrueBlue, Inc. (a)	887	3,468
Upwork, Inc. (a)	2,909	31,883
		942,431
Independent Power Producers & Energy Traders - 0.0%*
AES Corp.	3,600	50,724
Hallador Energy Co. (a)	711	11,575
Talen Energy Corp. (a)	260	83,000
Vistra Corp.	1,880	282,620
		427,919
Industrial Conglomerates - 0.1%
3M Co.	2,972	431,623
See Notes to Schedule of Investments.

State Street Total Return V.I.S. Fund	45

State Street Total Return V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
Honeywell International, Inc.	3,524	$796,530
		1,228,153
Industrial Gases - 0.2%
Air Products & Chemicals, Inc.	1,256	364,855
Linde PLC	2,639	1,308,311
		1,673,166
Industrial Machinery & Supplies & Components - 0.5%
3D Systems Corp. (a)	3,121	5,867
AirJoule Technologies Corp. (a)	726	1,822
Albany International Corp., Class A	699	36,495
Alliance Laundry Holdings, Inc. (a)	1,020	21,155
CECO Environmental Corp. (a)	697	41,527
Chart Industries, Inc. (a)	1,075	222,256
Columbus McKinnon Corp.	673	9,779
Crane Co.	300	51,300
Donaldson Co., Inc.	700	59,409
Dover Corp.	764	159,256
Eastern Co.	123	2,490
Energy Recovery, Inc. (a)	1,179	11,873
Enerpac Tool Group Corp.	1,261	45,989
Enpro, Inc.	506	126,829
Esab Corp.	333	32,188
ESCO Technologies, Inc.	618	173,887
Flowserve Corp.	700	51,457
Fortive Corp.	1,630	90,106
Franklin Electric Co., Inc.	927	85,442
Gates Industrial Corp. PLC (a)	1,600	36,176
Gencor Industries, Inc. (a)	296	4,440
Gorman-Rupp Co.	494	30,692
Graco, Inc.	839	71,021
Graham Corp. (a)	242	19,099
Helios Technologies, Inc.	788	50,991
Hillman Solutions Corp. (a)	4,684	38,971
Hyster-Yale, Inc.	264	8,583
IDEX Corp.	447	84,729
Illinois Tool Works, Inc.	1,592	414,382
Ingersoll Rand, Inc.	2,301	184,356
ITT, Inc.	500	95,265
JBT Marel Corp.	1,242	158,815
Kadant, Inc.	282	82,443
Kennametal, Inc.	1,817	65,648
L.B. Foster Co., Class A (a)	262	7,310
Lincoln Electric Holdings, Inc.	300	74,724
Mayville Engineering Co., Inc. (a)	365	6,552
Middleby Corp. (a)	310	41,100
Mueller Industries, Inc.	500	55,400
Mueller Water Products, Inc., Class A	3,733	102,620
Nordson Corp.	235	62,524
Omega Flex, Inc.	90	2,794
Otis Worldwide Corp.	2,194	169,113
Palladyne AI Corp. (a)	772	4,686
Parker-Hannifin Corp.	700	626,668
Park-Ohio Holdings Corp.	283	6,803
Pentair PLC	880	76,657
Proto Labs, Inc. (a)	561	31,988
RBC Bearings, Inc. (a)	190	103,193
Richtech Robotics, Inc., Class B (a)	4,416	9,229
Snap-on, Inc.	275	99,885
	Number of Shares	Fair Value
SPX Technologies, Inc. (a)	1,146	$229,131
Standex International Corp.	287	73,145
Stanley Black & Decker, Inc.	987	70,136
Tennant Co.	433	28,751
Timken Co.	300	30,171
Watts Water Technologies, Inc., Class A	653	189,559
Worthington Enterprises, Inc.	744	38,792
Xylem, Inc.	1,433	171,243
		4,886,912
Industrial REITs - 0.1%
Americold Realty Trust, Inc.	1,300	14,898
EastGroup Properties, Inc.	300	55,527
First Industrial Realty Trust, Inc.	700	40,495
Industrial Logistics Properties Trust	1,175	6,674
Innovative Industrial Properties, Inc.	656	32,905
Lineage, Inc.	300	9,828
LXP Industrial Trust	1,390	64,301
One Liberty Properties, Inc.	436	9,357
Prologis, Inc.	5,213	689,054
Rexford Industrial Realty, Inc.	1,148	37,574
STAG Industrial, Inc.	1,200	43,272
Terreno Realty Corp.	2,431	149,312
		1,153,197
Insurance Brokers - 0.2%
Abacus Global Management, Inc.	1,067	8,408
Aon PLC, Class A	1,164	375,716
Arthur J Gallagher & Co.	1,417	306,894
Baldwin Insurance Group, Inc. (a)	2,274	49,892
Brown & Brown, Inc.	1,590	103,684
Crawford & Co., Class A	462	4,606
eHealth, Inc. (a)	939	1,211
GoHealth, Inc., Class A (a)	137	207
Goosehead Insurance, Inc., Class A (a)	557	23,762
Hippo Holdings, Inc. (a)	425	11,075
Marsh & McLennan Cos., Inc.	2,707	469,529
Ryan Specialty Holdings, Inc.	800	26,992
Selectquote, Inc. (a)	4,162	2,620
Willis Towers Watson PLC	542	157,559
		1,542,155
Integrated Oil & Gas - 0.9%
BP PLC	92,072	717,961
Chevron Corp.	10,566	2,186,106
Exxon Mobil Corp. (d)	23,782	4,034,854
Occidental Petroleum Corp.	4,099	266,435
Shell PLC	33,369	1,539,764
		8,745,120
Integrated Telecommunication Services - 0.3%
AT&T, Inc.	38,860	1,126,551
ATN International, Inc.	271	7,377
Comcast Corp., Class A	20,243	581,176
GCI Liberty, Inc., Class C (a)	194	7,219
IDT Corp., Class B	378	18,560
Shenandoah Telecommunications Co.	1,176	18,134
Uniti Group, Inc.	3,938	36,938
See Notes to Schedule of Investments.

46	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
Verizon Communications, Inc.	23,814	$1,195,463
		2,991,418
Interactive Home Entertainment - 0.1%
Electronic Arts, Inc.	1,451	295,815
Meridian Holdings, Inc. (a)	76	549
Playstudios, Inc. (a)	2,171	1,019
Playtika Holding Corp.	1,661	4,618
ROBLOX Corp., Class A (a)	3,497	197,790
Take-Two Interactive Software, Inc. (a)	1,073	211,917
		711,708
Interactive Media & Services - 2.4%
Alphabet, Inc., Class A	32,605	9,375,894
Alphabet, Inc., Class C	26,665	7,649,122
Angi, Inc. (a)	834	5,713
Arena Group Holdings, Inc. (a)	511	1,109
Bumble, Inc., Class A (a)	1,895	6,178
Cargurus, Inc. (a)	1,877	63,912
Cars.com, Inc. (a)	1,245	10,109
EverQuote, Inc., Class A (a)	681	10,501
fuboTV, Inc., Class A (a)	621	5,875
Getty Images Holdings, Inc. (a)	3,354	2,661
IAC, Inc. (a)	300	12,009
Match Group, Inc.	1,613	49,535
MediaAlpha, Inc., Class A (a)	901	8,379
Meta Platforms, Inc., Class A	12,283	7,027,473
Nextdoor Holdings, Inc. (a)	4,813	6,738
Pinterest, Inc., Class A (a)	3,297	60,467
QuinStreet, Inc. (a)	1,275	15,313
Reddit, Inc., Class A (a)	700	94,255
Rumble, Inc. (a)	2,441	12,449
Shutterstock, Inc.	871	14,467
Teads Holding Co. (a)	680	448
Travelzoo (a)	249	1,474
TripAdvisor, Inc. (a)	2,687	28,643
Trump Media & Technology Group Corp. (a)	500	4,640
Yelp, Inc. (a)	1,429	35,353
Ziff Davis, Inc. (a)	931	39,065
ZipRecruiter, Inc., Class A (a)	1,833	3,373
ZoomInfo Technologies, Inc. (a)	2,000	11,960
		24,557,115
Internet Services & Infrastructure - 0.2%
Akamai Technologies, Inc. (a)	694	79,706
Applied Digital Corp. (a)	5,649	134,107
Backblaze, Inc., Class A (a)	1,338	4,616
Cloudflare, Inc., Class A (a)	1,775	366,254
Commerce.com, Inc. (a)	2,046	5,463
Crexendo, Inc. (a)	508	3,134
DigitalOcean Holdings, Inc. (a)	1,810	155,262
Fastly, Inc., Class A (a)	3,326	96,654
GoDaddy, Inc., Class A (a)	690	57,042
MongoDB, Inc. (a)	407	99,621
Okta, Inc. (a)	1,061	83,511
Rackspace Technology, Inc. (a)	1,848	1,811
Snowflake, Inc., Class A (a)	1,898	286,256
Tucows, Inc., Class A (a)	223	3,827
Twilio, Inc., Class A (a)	827	104,053
VeriSign, Inc.	437	108,533
Whitefiber, Inc. (a)	315	3,752
		1,593,602
	Number of Shares	Fair Value
Investment Banking & Brokerage - 0.5%
BGC Group, Inc., Class A	8,658	$84,675
Charles Schwab Corp.	9,359	879,559
Evercore, Inc., Class A	226	67,463
Goldman Sachs Group, Inc.	1,657	1,401,806
Houlihan Lokey, Inc.	300	43,086
Interactive Brokers Group, Inc., Class A	2,400	160,968
Jefferies Financial Group, Inc.	1,079	44,531
Lazard, Inc.	600	25,488
LPL Financial Holdings, Inc.	463	139,284
Moelis & Co., Class A	1,778	101,346
Morgan Stanley	6,365	1,047,488
Perella Weinberg Partners	1,458	26,477
Piper Sandler Cos.	1,676	128,298
PJT Partners, Inc., Class A	549	76,706
Raymond James Financial, Inc.	982	142,184
Robinhood Markets, Inc., Class A (a)	4,321	299,445
Siebert Financial Corp. (a)	761	1,461
Stifel Financial Corp.	850	62,832
StoneX Group, Inc. (a)	1,761	142,025
Virtu Financial, Inc., Class A	500	21,990
		4,897,112
IT Consulting & Other Services - 0.2%
Accenture PLC, Class A	3,461	686,282
Amdocs Ltd.	467	30,476
ASGN, Inc. (a)	987	38,207
BigBear.ai Holdings, Inc. (a)	10,268	36,143
Cognizant Technology Solutions Corp., Class A	2,682	164,541
CSP, Inc.	244	2,111
EPAM Systems, Inc. (a)	298	40,349
Gartner, Inc. (a)	342	54,152
Globant SA (a)	200	9,222
Grid Dynamics Holdings, Inc. (a)	1,585	9,034
Hackett Group, Inc.	585	7,611
Information Services Group, Inc.	1,040	3,993
International Business Machines Corp.	5,231	1,267,942
Kyndryl Holdings, Inc. (a)	1,359	17,830
TSS, Inc. (a)	569	7,403
Unisys Corp. (a)	1,566	3,242
		2,378,538
Leisure Facilities - 0.0%*
Dave & Buster's Entertainment, Inc. (a)	742	8,036
Life Time Group Holdings, Inc. (a)	3,613	97,334
Planet Fitness, Inc., Class A (a)	500	37,190
Pursuit Attractions & Hospitality, Inc. (a)	492	18,022
Six Flags Entertainment Corp. (a)	2,270	40,293
United Parks & Resorts, Inc. (a)	634	20,706
Vail Resorts, Inc.	200	25,664
Xponential Fitness, Inc., Class A (a)	683	4,112
		251,357
See Notes to Schedule of Investments.

State Street Total Return V.I.S. Fund	47

State Street Total Return V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
Leisure Products - 0.0%*
Acushnet Holdings Corp.	657	$61,416
American Outdoor Brands, Inc. (a)	394	3,680
Brunswick Corp.	300	21,828
Callaway Golf Co. (a)	3,128	43,417
Clarus Corp.	748	2,035
Escalade, Inc.	242	4,155
Funko, Inc., Class A (a)	968	3,049
Hasbro, Inc.	700	65,520
JAKKS Pacific, Inc.	252	5,020
Johnson Outdoors, Inc., Class A	159	7,395
Latham Group, Inc. (a)	970	5,209
Malibu Boats, Inc., Class A (a)	439	11,379
Marine Products Corp.	161	1,170
MasterCraft Boat Holdings, Inc. (a)	415	8,512
Mattel, Inc. (a)	1,759	25,558
Peloton Interactive, Inc., Class A (a)	9,354	40,129
Polaris, Inc.	1,271	69,269
Smith & Wesson Brands, Inc.	1,055	15,118
Sturm Ruger & Co., Inc.	321	12,869
YETI Holdings, Inc. (a)	500	18,295
		425,023
Life & Health Insurance - 0.1%
Aegon Ltd.	7,915	57,701
Aflac, Inc.	2,635	289,086
Brighthouse Financial, Inc. (a)	270	16,168
Citizens, Inc. (a)	1,074	5,402
CNO Financial Group, Inc.	2,241	92,015
F&G Annuities & Life, Inc.	862	21,826
Genworth Financial, Inc. (a)	9,399	76,320
Globe Life, Inc.	500	69,585
Lincoln National Corp.	746	26,483
MetLife, Inc.	3,233	228,638
Oscar Health, Inc., Class A (a)	4,712	54,047
Primerica, Inc.	200	50,096
Principal Financial Group, Inc.	1,200	108,132
Prudential Financial, Inc.	1,892	184,829
Unum Group	1,009	73,687
		1,354,015
Life Sciences Tools & Services - 0.3%
10X Genomics, Inc., Class A (a)	2,627	55,771
Adaptive Biotechnologies Corp. (a)	3,553	49,316
Agilent Technologies, Inc.	1,596	181,912
Alpha Teknova, Inc. (a)	607	1,754
Atlantic International Corp. (a)	165	500
Avantor, Inc. (a)	4,003	31,384
Azenta, Inc. (a)	954	20,158
BioLife Solutions, Inc. (a)	954	18,202
Bio-Rad Laboratories, Inc., Class A (a)	71	19,791
Bio-Techne Corp.	762	39,822
Bruker Corp.	561	20,263
Charles River Laboratories International, Inc. (a)	318	54,855
Codexis, Inc. (a)	2,989	4,872
CryoPort, Inc. (a)	1,161	9,613
Cytek Biosciences, Inc. (a)	2,793	12,205
Danaher Corp.	3,482	660,187
Fortrea Holdings, Inc. (a)	2,127	20,036
	Number of Shares	Fair Value
Ginkgo Bioworks Holdings, Inc. (a)	1,011	$6,197
Illumina, Inc. (a)	852	105,018
IQVIA Holdings, Inc. (a)	909	155,021
Lifecore Biomedical, Inc. (a)	788	2,931
Maravai LifeSciences Holdings, Inc., Class A (a)	2,969	8,402
MaxCyte, Inc. (a)	3,131	2,200
Medpace Holdings, Inc. (a)	134	64,346
Mesa Laboratories, Inc.	118	10,434
Mettler-Toledo International, Inc. (a)	121	152,605
OmniAb, Inc. (a)	2,629	4,128
OmniAb, Inc. (a)(c)**	394	—
Pacific Biosciences of California, Inc. (a)	6,559	8,658
Personalis, Inc. (a)	1,298	8,268
Qiagen NV	2,446	98,394
Quanterix Corp. (a)	1,243	4,375
Quantum-Si, Inc. (a)	4,014	3,107
Repligen Corp. (a)	306	36,053
Revvity, Inc.	660	57,823
Sotera Health Co. (a)	1,700	24,378
Standard BioTools, Inc. (a)	8,037	7,388
Tempus AI, Inc., Class A (a)	500	22,610
Thermo Fisher Scientific, Inc.	2,099	1,031,722
Waters Corp. (a)	546	162,599
West Pharmaceutical Services, Inc.	435	109,028
		3,286,326
Managed Healthcare - 0.2%
Alignment Healthcare, Inc. (a)	4,643	81,810
Centene Corp. (a)	3,006	98,416
Clover Health Investments Corp. (a)	9,493	16,708
Elevance Health, Inc.	1,218	356,569
HealthEquity, Inc. (a)	2,003	167,391
Humana, Inc.	657	113,917
Molina Healthcare, Inc. (a)	339	45,189
Progyny, Inc. (a)	1,768	30,021
UnitedHealth Group, Inc.	5,083	1,375,409
		2,285,430
Marine Transportation - 0.0%*
AP Moller - Maersk AS, Class A	19	46,377
AP Moller - Maersk AS, Class B	25	62,253
Genco Shipping & Trading Ltd.	731	16,484
Kirby Corp. (a)	300	39,864
Matson, Inc.	733	120,168
Pangaea Logistics Solutions Ltd.	754	5,338
		290,484
Metal, Glass & Plastic Containers - 0.0%*
AptarGroup, Inc.	364	45,871
Ardagh Metal Packaging SA	3,202	12,968
Ball Corp.	1,592	94,103
Crown Holdings, Inc.	627	62,857
Greif, Inc., Class A	571	38,297
Greif, Inc., Class B	103	9,017
Myers Industries, Inc.	862	18,257
O-I Glass, Inc. (a)	3,643	38,288
Silgan Holdings, Inc.	693	26,888
See Notes to Schedule of Investments.

48	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
TriMas Corp.	751	$26,991
		373,537
Mortgage REITs - 0.1%
ACRES Commercial Realty Corp. (a)	206	3,980
Adamas Trust, Inc.	1,961	14,433
AGNC Investment Corp.	5,239	52,547
Angel Oak Mortgage REIT, Inc.	264	2,170
Annaly Capital Management, Inc.	3,975	84,071
Apollo Commercial Real Estate Finance, Inc.	3,297	34,816
Arbor Realty Trust, Inc.	4,598	35,451
ARES Commercial Real Estate Corp.	1,256	6,029
ARMOUR Residential REIT, Inc.	2,679	44,686
Blackstone Mortgage Trust, Inc., Class A	3,793	72,636
BrightSpire Capital, Inc.	2,984	16,710
Chicago Atlantic Real Estate Finance, Inc.	464	5,252
Chimera Investment Corp.	1,918	24,071
Claros Mortgage Trust, Inc. (a)	1,963	4,672
Dynex Capital, Inc.	4,747	60,572
Ellington Financial, Inc.	2,896	34,318
Franklin BSP Realty Trust, Inc.	1,895	16,089
Invesco Mortgage Capital, Inc.	1,639	13,243
KKR Real Estate Finance Trust, Inc.	1,310	8,017
Ladder Capital Corp.	2,682	26,203
Lument Finance Trust, Inc.	1,531	1,929
MFA Financial, Inc.	2,410	23,088
Nexpoint Real Estate Finance, Inc.	166	2,236
Orchid Island Capital, Inc.	4,403	30,953
PennyMac Mortgage Investment Trust	2,042	23,810
Ready Capital Corp.	3,478	5,634
Redwood Trust, Inc.	2,932	16,448
Rithm Capital Corp.	3,000	28,440
Rithm Property Trust, Inc.	233	3,120
Seven Hills Realty Trust	539	4,431
Starwood Property Trust, Inc.	2,200	37,884
Sunrise Realty Trust, Inc.	209	1,603
TPG Mortgage Investment Trust, Inc.	815	5,958
TPG RE Finance Trust, Inc.	1,698	13,261
Two Harbors Investment Corp.	2,440	27,865
		786,626
Motorcycle Manufacturers - 0.0%*
Harley-Davidson, Inc.	1,000	20,220
Livewire Group, Inc. (a)	1,125	1,867
		22,087
Movies & Entertainment - 0.5%
AMC Entertainment Holdings, Inc., Class A (a)	11,851	11,614
Atlanta Braves Holdings, Inc., Class A (a)	148	6,978
Atlanta Braves Holdings, Inc., Class C (a)	1,095	46,757
Cinemark Holdings, Inc.	2,479	70,701
CuriosityStream, Inc.	986	2,919
Gaia, Inc. (a)	438	1,213
IMAX Corp. (a)	1,037	39,416
	Number of Shares	Fair Value
Liberty Media Corp.-Liberty Formula One, Class A (a)	100	$7,808
Liberty Media Corp.-Liberty Formula One, Class C (a)	1,199	101,939
Lionsgate Studios Corp. (a)	4,862	46,627
Live Nation Entertainment, Inc. (a)	928	141,529
Madison Square Garden Entertainment Corp. (a)	943	55,552
Madison Square Garden Sports Corp. (a)	100	32,140
Marcus Corp.	542	9,306
Netflix, Inc. (a)	23,830	2,291,255
Reservoir Media, Inc. (a)	481	4,709
Roku, Inc. (a)	684	64,720
Sphere Entertainment Co. (a)	645	75,723
Spotify Technology SA (a)	1,777	861,685
Starz Entertainment Corp. (a)	273	3,140
TKO Group Holdings, Inc.	351	70,779
Vivid Seats, Inc., Class A (a)	68	402
Walt Disney Co.	10,001	963,896
Warner Bros Discovery, Inc. (a)	13,046	358,243
		5,269,051
Multi-Family Residential REITs - 0.1%
AvalonBay Communities, Inc.	795	129,863
BRT Apartments Corp.	299	3,989
Camden Property Trust	638	62,307
Centerspace	394	22,635
Clipper Realty, Inc.	311	939
Equity Residential	2,192	129,657
Essex Property Trust, Inc.	314	75,988
Independence Realty Trust, Inc.	5,754	85,677
Mid-America Apartment Communities, Inc.	624	76,203
NexPoint Residential Trust, Inc.	516	12,900
UDR, Inc.	1,647	55,636
Veris Residential, Inc.	1,780	33,589
		689,383
Multi-Line Insurance - 0.0%*
Horace Mann Educators Corp.	965	41,186
Multi-Sector Holdings - 0.5%
Berkshire Hathaway, Inc., Class B (a)	10,379	4,973,617
Cannae Holdings, Inc.	1,079	12,268
Compass Diversified Holdings	1,596	12,545
		4,998,430
Multi-Utilities - 0.2%
Ameren Corp.	1,541	169,387
Avista Corp.	1,942	77,952
Black Hills Corp.	1,809	125,563
CenterPoint Energy, Inc.	3,797	163,879
CMS Energy Corp.	1,600	124,128
Consolidated Edison, Inc.	2,019	228,510
Dominion Energy, Inc.	4,712	291,296
DTE Energy Co.	1,174	171,662
NiSource, Inc.	2,783	129,855
Northwestern Energy Group, Inc.	1,476	97,327
Public Service Enterprise Group, Inc.	2,879	233,055
Sempra	3,658	355,448
See Notes to Schedule of Investments.

State Street Total Return V.I.S. Fund	49

State Street Total Return V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
Unitil Corp.	414	$21,627
WEC Energy Group, Inc.	1,864	215,795
		2,405,484
Office REITs - 0.0%*
Brandywine Realty Trust	4,092	11,089
BXP, Inc.	900	46,710
COPT Defense Properties	2,723	83,324
Cousins Properties, Inc.	900	20,313
Douglas Emmett, Inc.	3,833	36,107
Easterly Government Properties, Inc.	991	21,237
Empire State Realty Trust, Inc., Class A	3,244	16,869
Franklin Street Properties Corp.	2,474	1,644
Highwoods Properties, Inc.	600	12,846
Hudson Pacific Properties, Inc. (a)	1,263	7,464
JBG SMITH Properties	1,394	20,367
Kilroy Realty Corp.	972	27,420
NET Lease Office Properties	354	4,078
Peakstone Realty Trust	852	17,798
Piedmont Realty Trust, Inc., Class A (a)	2,898	19,040
Postal Realty Trust, Inc., Class A	527	9,781
SL Green Realty Corp.	1,713	63,278
Vornado Realty Trust	800	20,792
		440,157
Office Services & Supplies - 0.0%*
ACCO Brands Corp.	2,321	6,963
CompX International, Inc.	19	444
HNI Corp.	1,673	55,861
Interface, Inc.	1,371	34,165
MillerKnoll, Inc.	1,612	23,310
MSA Safety, Inc.	200	32,790
NL Industries, Inc.	196	1,143
Pitney Bowes, Inc.	3,820	42,211
Virco Mfg. Corp.	328	2,007
		198,894
Oil & Gas Drilling - 0.1%
Helmerich & Payne, Inc.	2,308	83,157
Nabors Industries Ltd. (a)	332	28,572
Noble Corp. PLC	3,027	148,535
Patterson-UTI Energy, Inc.	8,278	89,651
Transocean Ltd. (a)	22,264	147,610
Valaris Ltd. (a)	1,496	146,668
		644,193
Oil & Gas Equipment & Services - 0.2%
Archrock, Inc.	4,142	144,142
Atlas Energy Solutions, Inc.	1,806	23,695
Baker Hughes Co.	5,493	335,348
Bristow Group, Inc.	669	31,369
Cactus, Inc., Class A	1,637	77,545
Core Laboratories, Inc.	1,086	18,234
DMC Global, Inc. (a)	707	3,683
Energy Services of America Corp.	281	3,690
Expro Group Holdings NV (a)	1,947	33,897
Flowco Holdings, Inc., Class A	539	11,103
Forum Energy Technologies, Inc. (a)	234	13,726
Halliburton Co.	4,582	178,652
	Number of Shares	Fair Value
Helix Energy Solutions Group, Inc. (a)	3,271	$32,350
Innovex International, Inc. (a)	907	22,122
Kodiak Gas Services, Inc.	1,985	115,765
Liberty Energy, Inc.	3,779	108,835
Mammoth Energy Services, Inc. (a)	547	1,340
National Energy Services Reunited Corp. (a)	1,436	30,831
Natural Gas Services Group, Inc.	271	10,228
NOV, Inc.	1,873	35,231
Oceaneering International, Inc. (a)	2,360	83,709
Oil States International, Inc. (a)	1,300	15,132
ProFrac Holding Corp., Class A (a)	625	3,875
ProPetro Holding Corp. (a)	2,330	33,575
Ranger Energy Services, Inc., Class A	527	9,033
RPC, Inc.	2,123	15,031
SEACOR Marine Holdings, Inc. (a)	519	3,716
Select Water Solutions, Inc.	2,227	34,073
SLB Ltd.	8,380	430,648
Solaris Energy Infrastructure, Inc.	1,100	62,161
Tenaris SA	2,199	64,079
TETRA Technologies, Inc. (a)	2,974	25,339
Tidewater, Inc. (a)	1,176	98,255
Weatherford International PLC	400	37,832
		2,148,244
Oil & Gas Exploration & Production - 0.4%
Antero Resources Corp. (a)	1,800	76,392
APA Corp.	1,900	80,636
California Resources Corp.	1,754	121,412
Chord Energy Corp.	300	42,654
CNX Resources Corp. (a)	3,274	126,213
Comstock Resources, Inc. (a)	1,750	36,890
ConocoPhillips	6,977	920,964
Coterra Energy, Inc.	4,127	145,023
Crescent Energy Co., Class A	6,117	82,579
Devon Energy Corp.	3,329	167,515
Diamondback Energy, Inc.	1,121	221,723
Diversified Energy Co.	1,447	25,236
Empire Petroleum Corp. (a)	264	781
EOG Resources, Inc.	3,071	443,974
Epsilon Energy Ltd.	609	3,751
EQT Corp.	3,372	214,594
Evolution Petroleum Corp.	710	3,252
Expand Energy Corp.	1,288	141,397
Granite Ridge Resources, Inc.	1,425	8,365
Gulfport Energy Corp. (a)	380	80,397
HighPeak Energy, Inc.	669	4,616
Infinity Natural Resources, Inc., Class A (a)	434	7,643
Magnolia Oil & Gas Corp., Class A	4,336	136,888
Matador Resources Co.	770	48,649
Murphy Oil Corp.	3,236	133,485
Northern Oil & Gas, Inc.	2,284	66,761
Ovintiv, Inc.	1,500	89,040
Permian Resources Corp., Class A	4,280	91,250
Prairie Operating Co. (a)	1,089	2,211
See Notes to Schedule of Investments.

50	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
PrimeEnergy Resources Corp. (a)	12	$2,794
Range Resources Corp.	1,460	65,963
Riley Exploration Permian, Inc.	352	12,830
Sable Offshore Corp. (a)	2,958	48,866
SandRidge Energy, Inc.	749	12,216
SM Energy Co.	5,924	184,710
Talos Energy, Inc. (a)	3,090	48,698
Texas Pacific Land Corp.	316	149,961
VAALCO Energy, Inc.	2,460	15,596
Viper Energy, Inc., Class A	900	42,291
Vitesse Energy, Inc.	701	12,730
W&T Offshore, Inc.	2,358	8,041
		4,128,987
Oil & Gas Refining & Marketing - 0.2%
Calumet, Inc. (a)	1,637	58,768
Clean Energy Fuels Corp. (a)	4,660	11,557
CVR Energy, Inc. (a)	718	24,161
Delek U.S. Holdings, Inc.	1,422	64,090
FutureFuel Corp.	626	2,410
Gevo, Inc. (a)	5,558	15,173
Green Plains, Inc. (a)	1,571	25,843
HF Sinclair Corp.	900	56,151
Marathon Petroleum Corp.	1,658	404,851
OPAL Fuels, Inc., Class A (a)	502	1,265
Par Pacific Holdings, Inc. (a)	1,188	74,416
PBF Energy, Inc., Class A	2,003	95,383
Phillips 66 Co.	2,271	413,731
REX American Resources Corp. (a)	674	30,714
Valero Energy Corp.	1,666	411,635
World Kinect Corp.	1,276	29,437
		1,719,585
Oil & Gas Storage & Transportation - 0.2%
Antero Midstream Corp.	1,800	41,040
Cheniere Energy, Inc.	1,169	331,715
DHT Holdings, Inc.	3,220	58,829
Dorian LPG Ltd.	875	29,925
DT Midstream, Inc.	540	72,722
Excelerate Energy, Inc., Class A	553	18,481
International Seaways, Inc.	959	69,892
Kinder Morgan, Inc.	10,847	363,700
Kinetik Holdings, Inc.	1,052	50,927
Navigator Holdings Ltd.	726	14,034
New Fortress Energy, Inc. (a)	5,379	3,174
NextDecade Corp. (a)	4,165	31,904
Nordic American Tankers Ltd.	4,810	28,187
ONEOK, Inc.	3,615	326,760
Summit Midstream Corp. (a)	205	6,199
Targa Resources Corp.	1,137	285,080
Williams Cos., Inc.	6,887	501,236
		2,233,805
Other Specialized REITs - 0.1%
EPR Properties	600	29,976
Farmland Partners, Inc.	880	9,882
Four Corners Property Trust, Inc.	2,523	59,669
Gaming & Leisure Properties, Inc.	1,511	67,043
Gladstone Land Corp.	760	7,752
Iron Mountain, Inc.	1,680	171,595
	Number of Shares	Fair Value
Lamar Advertising Co., Class A	490	$62,064
Millrose Properties, Inc.	759	21,252
Outfront Media, Inc.	3,538	93,757
Safehold, Inc.	1,306	17,670
VICI Properties, Inc.	6,319	172,635
		713,295
Other Specialty Retail - 0.1%
1-800-Flowers.com, Inc., Class A (a)	548	1,666
Academy Sports & Outdoors, Inc.	1,586	89,530
BARK, Inc. (a)	2,237	1,133
Barnes & Noble Education, Inc. (a)	462	4,079
Bath & Body Works, Inc.	1,298	24,234
Build-A-Bear Workshop, Inc.	291	10,898
Chewy, Inc., Class A (a)	1,500	40,500
Dick's Sporting Goods, Inc.	387	76,738
Envela Corp. (a)	130	2,166
Five Below, Inc. (a)	300	68,544
MarineMax, Inc. (a)	462	12,502
National Vision Holdings, Inc. (a)	1,852	47,967
Outdoor Holding Co. (a)	2,501	5,027
Petco Health & Wellness Co., Inc. (a)	2,066	5,743
Sally Beauty Holdings, Inc. (a)	2,342	32,437
Signet Jewelers Ltd.	941	79,646
Tractor Supply Co.	2,885	130,690
Ulta Beauty, Inc. (a)	235	122,837
Upbound Group, Inc.	1,230	22,202
Warby Parker, Inc., Class A (a)	2,339	49,283
Winmark Corp.	70	29,928
		857,750
Packaged Foods & Meats - 0.3%
B&G Foods, Inc.	1,749	8,413
Beyond Meat, Inc. (a)	11,049	7,752
BRC, Inc., Class A (a)	1,980	1,537
Calavo Growers, Inc.	441	11,373
Cal-Maine Foods, Inc.	1,033	81,762
Campbell's Co.	1,000	22,270
Conagra Brands, Inc.	2,700	42,444
Dole PLC	1,595	22,792
Flowers Foods, Inc.	2,000	16,300
Freshpet, Inc. (a)	200	11,792
General Mills, Inc.	3,110	115,754
Hain Celestial Group, Inc. (a)	1,899	1,325
Hershey Co.	794	165,065
Hormel Foods Corp.	1,578	35,742
J&J Snack Foods Corp.	366	29,013
J.M. Smucker Co.	611	58,925
JBS NV, Class A (a)	3,300	59,268
John B Sanfilippo & Son, Inc.	178	14,121
Kraft Heinz Co.	5,379	120,974
Lamb Weston Holdings, Inc.	786	33,216
Lifeway Foods, Inc. (a)	115	2,224
Mama's Creations, Inc. (a)	838	12,855
Marzetti Co.	480	66,398
McCormick & Co., Inc.	1,377	69,456
Mission Produce, Inc. (a)	1,014	13,953
Mondelez International, Inc., Class A	7,209	415,527
Nestle SA	15,085	1,472,429
Pilgrim's Pride Corp.	303	11,441
See Notes to Schedule of Investments.

State Street Total Return V.I.S. Fund	51

State Street Total Return V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
Post Holdings, Inc. (a)	290	$28,669
Seaboard Corp.	1	5,654
Seneca Foods Corp., Class A (a)	107	16,170
Simply Good Foods Co. (a)	2,043	29,317
Smithfield Foods, Inc.	100	2,797
Tootsie Roll Industries, Inc.	432	18,465
Tyson Foods, Inc., Class A	1,471	94,247
Utz Brands, Inc.	1,689	13,377
Vital Farms, Inc. (a)	798	11,268
Westrock Coffee Co. (a)	876	3,723
		3,147,808
Paper & Plastic Packaging Products & Materials - 0.1%
Amcor PLC	2,696	107,166
Avery Dennison Corp.	442	76,325
Graphic Packaging Holding Co.	1,700	16,898
International Paper Co.	3,093	110,420
Packaging Corp. of America	483	102,502
Ranpak Holdings Corp. (a)	1,376	4,912
Sealed Air Corp.	705	29,645
Smurfit Westrock PLC	3,070	122,340
Sonoco Products Co.	670	36,240
		606,448
Paper Products - 0.0%*
Clearwater Paper Corp. (a)	370	5,321
Magnera Corp. (a)	769	7,313
Sylvamo Corp.	812	34,299
		46,933
Passenger Airlines - 0.1%
Alaska Air Group, Inc. (a)	791	29,093
Allegiant Travel Co. (a)	339	27,473
American Airlines Group, Inc. (a)	2,760	29,643
Delta Air Lines, Inc.	3,548	235,871
Frontier Group Holdings, Inc. (a)	1,362	4,808
JetBlue Airways Corp. (a)	6,996	30,922
Joby Aviation, Inc. (a)	13,920	114,979
SkyWest, Inc. (a)	967	88,800
Southwest Airlines Co.	2,462	92,497
Sun Country Airlines Holdings, Inc. (a)	1,189	19,642
United Airlines Holdings, Inc. (a)	1,946	179,168
		852,896
Passenger Ground Transportation - 0.1%
Avis Budget Group, Inc. (a)	100	14,585
Hertz Global Holdings, Inc. (a)	2,839	13,088
Lyft, Inc., Class A (a)	1,615	21,480
Uber Technologies, Inc. (a)	11,325	814,607
		863,760
Personal Care Products - 0.0%*
Beauty Health Co. (a)	3,414	3,038
BellRing Brands, Inc. (a)	880	14,159
Coty, Inc., Class A (a)	2,800	5,628
Edgewell Personal Care Co.	1,050	22,407
elf Beauty, Inc. (a)	300	18,183
Estee Lauder Cos., Inc., Class A	1,466	105,215
FitLife Brands, Inc. (a)	83	1,179
Herbalife Ltd. (a)	2,420	35,622
	Number of Shares	Fair Value
Honest Co., Inc. (a)	2,249	$6,612
Interparfums, Inc.	434	39,425
Kenvue, Inc.	10,794	186,089
Lifevantage Corp.	340	1,469
Medifast, Inc. (a)	286	2,914
Nature's Sunshine Products, Inc. (a)	394	9,452
Niagen Bioscience, Inc. (a)	1,257	5,543
Nu Skin Enterprises, Inc., Class A	1,146	8,343
Olaplex Holdings, Inc. (a)	3,431	6,965
USANA Health Sciences, Inc. (a)	256	4,472
Waldencast PLC, Class A (a)	874	830
		477,545
Pharmaceuticals - 1.8%
Aardvark Therapeutics, Inc. (a)	364	1,372
Aclaris Therapeutics, Inc. (a)	2,179	8,171
Alimera Sciences, Inc. (a)	852	34
Alumis, Inc. (a)	1,628	35,865
Amneal Pharmaceuticals, Inc. (a)	3,569	44,363
Amphastar Pharmaceuticals, Inc. (a)	839	16,436
Amylyx Pharmaceuticals, Inc. (a)	2,085	28,981
ANI Pharmaceuticals, Inc. (a)	428	32,913
Aquestive Therapeutics, Inc. (a)	2,422	10,051
Arvinas, Inc. (a)	1,321	14,003
Atea Pharmaceuticals, Inc. (a)	1,575	8,474
Axsome Therapeutics, Inc. (a)	984	166,316
BioAge Labs, Inc. (a)	639	11,176
Biote Corp., Class A (a)	1,067	1,440
Bristol-Myers Squibb Co.	11,469	695,595
Collegium Pharmaceutical, Inc. (a)	737	24,373
Corcept Therapeutics, Inc. (a)	600	24,186
CorMedix, Inc. (a)	1,764	11,978
Crinetics Pharmaceuticals, Inc. (a)	2,336	84,844
Definium Therapeutics, Inc. (a)	2,225	42,052
Edgewise Therapeutics, Inc. (a)	1,599	50,368
Elanco Animal Health, Inc. (a)	2,682	64,180
Eli Lilly & Co.	4,520	4,157,360
Enliven Therapeutics, Inc. (a)	923	36,182
Esperion Therapeutics, Inc. (a)	5,372	14,719
Eton Pharmaceuticals, Inc. (a)	609	15,030
Evolus, Inc. (a)	1,592	6,543
EyePoint, Inc. (a)	1,774	22,867
Fulcrum Therapeutics, Inc. (a)	1,165	8,936
GSK PLC	23,830	653,978
Haleon PLC	51,925	256,025
Harmony Biosciences Holdings, Inc. (a)	1,028	28,794
Harrow, Inc. (a)	740	26,092
Indivior Pharmaceuticals, Inc. (a)	2,899	88,362
Innoviva, Inc. (a)	1,781	41,497
Jazz Pharmaceuticals PLC (a)	325	61,441
Johnson & Johnson	13,569	3,316,806
Journey Medical Corp. (a)	425	1,993
LB Pharmaceuticals, Inc. (a)	457	11,270
LENZ Therapeutics, Inc. (a)	441	4,035
Ligand Pharmaceuticals, Inc. (a)	463	92,438
See Notes to Schedule of Investments.

52	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
Liquidia Corp. (a)	1,525	$57,553
Maze Therapeutics, Inc. (a)	628	18,746
MBX Biosciences, Inc. (a)	663	19,791
Merck & Co., Inc.	13,966	1,679,970
Novartis AG	11,132	1,700,299
Nuvation Bio, Inc. (a)	5,650	24,238
Ocular Therapeutix, Inc. (a)	4,410	37,353
Omeros Corp. (a)	1,523	16,083
Organon & Co.	990	5,930
Pacira BioSciences, Inc. (a)	971	21,945
Perrigo Co. PLC	950	10,203
Pfizer, Inc.	31,831	893,814
Phathom Pharmaceuticals, Inc. (a)	889	9,877
Phibro Animal Health Corp., Class A	478	26,438
Prestige Consumer Healthcare, Inc. (a)	1,141	67,627
Rapport Therapeutics, Inc. (a)	661	20,683
Roche Holding AG (d)	4,114	1,633,789
Roche Holding AG, Class BR	184	75,868
Royalty Pharma PLC, Class A	2,300	110,331
Sanofi SA	6,416	617,635
Septerna, Inc. (a)	508	12,207
SIGA Technologies, Inc.	1,065	5,698
Supernus Pharmaceuticals, Inc. (a)	1,286	66,473
Tarsus Pharmaceuticals, Inc. (a)	933	65,450
Terns Pharmaceuticals, Inc. (a)	2,276	119,991
Theravance Biopharma, Inc. (a)	911	14,786
Third Harmonic Bio, Inc. (a)(c)	586	18
Trevi Therapeutics, Inc. (a)	2,131	25,423
Tvardi Therapeutics, Inc. (a)	117	372
Viatris, Inc.	6,800	91,868
WaVe Life Sciences Ltd. (a)	3,319	24,063
Xeris Biopharma Holdings, Inc. (a)	3,577	20,747
Zevra Therapeutics, Inc. (a)	1,448	13,495
Zoetis, Inc.	2,482	293,397
		18,023,700
Property & Casualty Insurance - 0.4%
Allstate Corp.	1,481	307,071
American Coastal Insurance Corp., Class C	645	7,256
American Financial Group, Inc.	381	48,657
American Integrity Insurance Group, Inc.	276	5,321
American International Group, Inc.	3,055	229,889
AMERISAFE, Inc.	436	14,532
Arch Capital Group Ltd. (a)	1,990	191,020
Assurant, Inc.	226	49,225
Assured Guaranty Ltd.	200	16,296
Ategrity Specialty Holdings LLC (a)	217	4,290
Axis Capital Holdings Ltd.	400	40,564
Bowhead Specialty Holdings, Inc. (a)	423	9,488
Chubb Ltd.	2,072	675,327
Cincinnati Financial Corp.	855	134,534
Donegal Group, Inc., Class A	399	6,855
Employers Holdings, Inc.	521	21,434
Fidelity National Financial, Inc.	1,300	60,294
First American Financial Corp.	500	30,145
	Number of Shares	Fair Value
Hanover Insurance Group, Inc.	200	$34,670
Hartford Insurance Group, Inc.	1,540	208,254
HCI Group, Inc.	256	39,580
Heritage Insurance Holdings, Inc. (a)	566	14,857
Investors Title Co.	38	8,259
James River Group Holdings, Inc.	942	5,935
Kingstone Cos., Inc.	343	4,998
Kinsale Capital Group, Inc.	142	48,516
Lemonade, Inc. (a)	1,445	90,573
Loews Corp.	1,000	106,740
Markel Group, Inc. (a)	74	141,641
MBIA, Inc. (a)	993	5,869
Mercury General Corp.	640	56,416
NI Holdings, Inc. (a)	206	2,655
Octave Specialty Group, Inc. (a)	1,161	5,399
Old Republic International Corp.	1,310	52,269
Palomar Holdings, Inc. (a)	629	75,165
ProAssurance Corp. (a)	1,201	29,689
Progressive Corp.	3,337	661,527
RLI Corp.	400	22,816
Root, Inc., Class A (a)	292	12,898
Safety Insurance Group, Inc.	346	25,133
Selective Insurance Group, Inc.	1,429	107,732
Skyward Specialty Insurance Group, Inc. (a)	930	40,622
Slide Insurance Holdings, Inc. (a)	1,679	30,222
Stewart Information Services Corp.	715	44,030
Tiptree, Inc.	559	9,458
Travelers Cos., Inc.	1,241	361,975
Trupanion, Inc. (a)	869	22,255
United Fire Group, Inc.	488	18,085
Universal Insurance Holdings, Inc.	592	20,223
W.R. Berkley Corp.	1,246	82,585
White Mountains Insurance Group Ltd.	14	30,757
		4,274,001
Publishing - 0.0%*
John Wiley & Sons, Inc., Class A	961	36,614
New York Times Co., Class A	901	75,441
News Corp., Class A	2,094	52,204
News Corp., Class B	571	16,279
Scholastic Corp.	469	18,319
USA TODAY Co., Inc. (a)	3,284	23,152
		222,009
Rail Transportation - 0.2%
CSX Corp.	10,604	435,294
FTAI Infrastructure, Inc.	2,604	12,864
Norfolk Southern Corp.	1,248	358,176
Union Pacific Corp.	3,416	828,790
		1,635,124
Real Estate Development - 0.0%*
Forestar Group, Inc. (a)	459	11,218
Howard Hughes Holdings, Inc. (a)	100	6,326
Stratus Properties, Inc. (a)	155	4,731
		22,275
See Notes to Schedule of Investments.

State Street Total Return V.I.S. Fund	53

State Street Total Return V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
Real Estate Operating Companies - 0.0%*
FRP Holdings, Inc. (a)	277	$6,061
Kennedy-Wilson Holdings, Inc.	2,848	30,815
Maui Land & Pineapple Co., Inc. (a)	193	2,970
Seaport Entertainment Group, Inc. (a)	177	3,802
Transcontinental Realty Investors, Inc. (a)	36	1,256
		44,904
Real Estate Services - 0.1%
CBRE Group, Inc., Class A (a)	1,672	226,489
Compass, Inc., Class A (a)	15,392	112,515
CoStar Group, Inc. (a)	2,408	97,139
Cushman & Wakefield Ltd. (a)	5,523	67,712
Douglas Elliman, Inc. (a)	2,261	3,708
eXp World Holdings, Inc.	2,014	12,064
Jones Lang LaSalle, Inc. (a)	300	91,296
Marcus & Millichap, Inc.	550	14,624
Newmark Group, Inc., Class A	3,517	52,720
RE/MAX Holdings, Inc., Class A (a)	431	2,483
Zillow Group, Inc., Class C (a)	1,100	45,518
		726,268
Regional Banks - 0.8%
1st Source Corp.	435	30,106
ACNB Corp.	241	11,537
Amalgamated Financial Corp.	535	20,795
Amerant Bancorp, Inc.	847	18,668
Ameris Bancorp	1,555	121,274
Ames National Corp.	255	7,196
Arrow Financial Corp.	387	12,992
Associated Banc-Corp.	3,981	102,949
Atlantic Union Bankshares Corp.	3,415	122,052
Avidbank Holdings, Inc. (a)	83	2,366
Axos Financial, Inc. (a)	1,302	110,787
Banc of California, Inc.	3,052	53,654
BancFirst Corp.	496	53,816
Bancorp, Inc. (a)	1,007	54,106
Bank First Corp.	245	33,090
Bank of Hawaii Corp.	939	69,721
Bank of Marin Bancorp	326	8,355
Bank OZK	500	22,945
Bank7 Corp.	104	4,148
BankUnited, Inc.	1,767	79,798
Bankwell Financial Group, Inc.	160	7,763
Banner Corp.	809	49,090
Bar Harbor Bankshares	373	12,104
BayCom Corp.	222	6,599
BCB Bancorp, Inc.	416	3,736
Beacon Financial Corp.	1,983	59,490
Blue Foundry Bancorp (a)	427	5,653
Blue Ridge Bankshares, Inc.	1,602	6,728
BOK Financial Corp.	100	12,806
Bridgewater Bancshares, Inc. (a)	462	8,177
Burke & Herbert Financial Services Corp.	314	19,559
Business First Bancshares, Inc.	659	17,819
BV Financial, Inc. (a)	163	3,120
Byline Bancorp, Inc.	732	23,109
C&F Financial Corp.	72	5,252
California BanCorp	534	9,462
	Number of Shares	Fair Value
Camden National Corp.	388	$18,411
Capital Bancorp, Inc.	257	7,643
Capital City Bank Group, Inc.	330	14,342
Capitol Federal Financial, Inc.	2,865	20,427
Carter Bankshares, Inc. (a)	506	11,800
Cathay General Bancorp	1,537	76,635
CB Financial Services, Inc.	109	3,726
Central Pacific Financial Corp.	611	19,528
CF Bankshares, Inc.	132	3,684
Chain Bridge Bancorp, Inc., Class A (a)	42	1,466
Chemung Financial Corp.	123	6,620
ChoiceOne Financial Services, Inc.	340	9,561
Citizens & Northern Corp.	409	9,137
Citizens Community Bancorp, Inc.	220	4,356
Citizens Financial Group, Inc.	2,352	141,049
Citizens Financial Services, Inc.	97	5,932
City Holding Co.	333	39,800
Civista Bancshares, Inc.	426	9,709
CNB Financial Corp.	678	19,635
Coastal Financial Corp. (a)	302	22,982
CoastalSouth Bancshares, Inc.	159	3,910
Colony Bankcorp, Inc.	372	7,429
Columbia Banking System, Inc.	1,533	42,050
Columbia Financial, Inc. (a)	646	11,311
Commerce Bancshares, Inc.	568	27,946
Commercial Bancgroup, Inc.	199	5,178
Community Financial System, Inc.	1,263	74,075
Community Trust Bancorp, Inc.	373	22,649
Community West Bancshares	449	10,462
ConnectOne Bancorp, Inc.	1,120	29,982
Cullen/Frost Bankers, Inc.	300	41,124
Customers Bancorp, Inc. (a)	760	52,752
CVB Financial Corp.	3,111	60,322
Dime Community Bancshares, Inc.	938	31,723
Eagle Bancorp Montana, Inc.	176	3,622
Eagle Bancorp, Inc.	650	16,165
Eagle Financial Services, Inc.	147	5,142
East West Bancorp, Inc.	793	84,661
Eastern Bankshares, Inc.	5,171	101,145
ECB Bancorp, Inc. (a)	254	4,249
Enterprise Financial Services Corp.	871	47,130
Equity Bancshares, Inc., Class A	355	15,766
Esquire Financial Holdings, Inc.	167	17,952
Farmers & Merchants Bancorp, Inc.	277	7,111
Farmers National Banc Corp.	1,281	16,858
FB Bancorp, Inc. (a)	381	5,235
FB Financial Corp.	985	51,161
Fidelity D&D Bancorp, Inc.	138	5,973
Financial Institutions, Inc.	455	14,428
Finward Bancorp	82	2,977
Finwise Bancorp (a)	294	4,663
First Bancorp, Inc.	256	7,176
First Bancorp/Southern Pines NC	960	54,096
First Bank	475	7,600
First Busey Corp.	2,007	50,717
See Notes to Schedule of Investments.

54	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
First Business Financial Services, Inc.	205	$11,056
First Capital, Inc.	104	5,162
First Commonwealth Financial Corp.	2,473	43,475
First Community Bankshares, Inc.	392	16,276
First Community Corp.	169	4,940
First Financial Bancorp	2,400	66,912
First Financial Bankshares, Inc.	3,217	94,741
First Financial Corp.	263	16,622
First Foundation, Inc. (a)	1,407	8,301
First Hawaiian, Inc.	800	19,712
First Horizon Corp.	2,320	52,803
First Internet Bancorp	184	3,750
First Interstate BancSystem, Inc., Class A	2,049	68,437
First Merchants Corp.	1,483	57,437
First Mid Bancshares, Inc.	506	20,842
First National Corp.	185	4,980
First United Corp.	143	5,240
First Western Financial, Inc. (a)	236	5,801
Firstsun Capital Bancorp (a)	299	10,902
Five Star Bancorp	371	13,994
Flagstar Bank NA	7,263	95,654
Flushing Financial Corp.	766	11,766
FNB Corp.	2,900	48,488
Franklin Financial Services Corp.	100	5,108
FS Bancorp, Inc.	137	5,287
Fulton Financial Corp.	4,283	87,116
FVCBankcorp, Inc.	452	6,866
GBank Financial Holdings, Inc. (a)	240	6,422
German American Bancorp, Inc.	856	35,772
Glacier Bancorp, Inc.	3,076	137,405
Great Southern Bancorp, Inc.	195	12,310
Greene County Bancorp, Inc.	168	3,765
Hancock Whitney Corp.	1,987	126,353
Hanmi Financial Corp.	695	18,320
Hanover Bancorp, Inc.	160	3,454
Hawthorn Bancshares, Inc.	137	4,616
HBT Financial, Inc.	300	8,016
Heritage Commerce Corp.	1,386	17,297
Heritage Financial Corp.	793	20,618
Hilltop Holdings, Inc.	1,028	36,823
Hingham Institution For Savings	38	10,862
Home Bancorp, Inc.	162	9,814
Home BancShares, Inc.	4,513	121,535
HomeTrust Bancshares, Inc.	369	15,738
Hope Bancorp, Inc.	2,916	32,572
Horizon Bancorp, Inc.	1,168	19,354
Huntington Bancshares, Inc.	11,746	183,825
Independent Bank Corp.	1,643	104,291
International Bancshares Corp.	1,303	87,679
Investar Holding Corp.	270	7,363
John Marshall Bancorp, Inc.	300	6,084
Kearny Financial Corp.	1,477	11,151
Lakeland Financial Corp.	593	34,026
Landmark Bancorp, Inc.	157	3,894
LCNB Corp.	393	6,127
LINKBANCORP, Inc.	585	4,879
Live Oak Bancshares, Inc.	831	27,481
	Number of Shares	Fair Value
M&T Bank Corp.	842	$174,058
MainStreet Bancshares, Inc.	163	3,619
Mechanics Bancorp, Class A	1,119	16,505
Mercantile Bank Corp.	369	18,634
Meridian Corp.	220	4,171
Metrocity Bankshares, Inc.	541	15,510
Metropolitan Bank Holding Corp.	212	17,657
Mid Penn Bancorp, Inc.	448	14,408
Midland States Bancorp, Inc.	464	10,352
MVB Financial Corp.	241	5,984
National Bank Holdings Corp., Class A	895	35,048
National Bankshares, Inc.	178	6,481
NB Bancorp, Inc.	927	19,532
NBT Bancorp, Inc.	1,217	51,820
Nicolet Bankshares, Inc.	440	65,393
Northeast Bank	173	19,440
Northeast Community Bancorp, Inc.	294	6,997
Northfield Bancorp, Inc.	878	11,888
Northpointe Bancshares, Inc.	488	8,423
Northrim BanCorp, Inc.	517	11,829
Northwest Bancshares, Inc.	3,439	43,641
Norwood Financial Corp.	257	7,561
Oak Valley Bancorp	195	6,324
OceanFirst Financial Corp.	1,314	23,705
Ohio Valley Banc Corp.	90	3,947
Old National Bancorp	8,324	183,960
Old Second Bancorp, Inc.	1,178	23,748
OP Bancorp	374	4,974
Orange County Bancorp, Inc.	294	9,402
Origin Bancorp, Inc.	699	28,981
Orrstown Financial Services, Inc.	430	15,514
Park National Corp.	353	57,698
Parke Bancorp, Inc.	231	6,560
Pathward Financial, Inc.	539	48,095
Patriot National Bancorp, Inc. (a)	2,165	2,793
PCB Bancorp	256	5,757
Peapack-Gladstone Financial Corp.	380	13,380
Peoples Bancorp of North Carolina, Inc.	131	5,130
Peoples Bancorp, Inc.	818	26,888
Peoples Financial Services Corp.	221	11,786
Pinnacle Financial Partners, Inc.	851	73,305
Pioneer Bancorp, Inc. (a)	305	4,246
Plumas Bancorp	143	6,981
Ponce Financial Group, Inc. (a)	467	7,804
Preferred Bank	273	24,758
Primis Financial Corp.	579	7,689
Princeton Bancorp, Inc.	127	4,289
Prosperity Bancshares, Inc.	280	18,810
Provident Financial Services, Inc.	3,069	64,940
QCR Holdings, Inc.	390	33,325
RBB Bancorp	386	8,249
Red River Bancshares, Inc.	111	10,039
Regions Financial Corp.	4,577	119,551
Renasant Corp.	2,253	81,401
Republic Bancorp, Inc., Class A	199	14,039
Rhinebeck Bancorp, Inc. (a)	107	1,650
See Notes to Schedule of Investments.

State Street Total Return V.I.S. Fund	55

State Street Total Return V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
Richmond Mutual BanCorp, Inc.	196	$2,660
Riverview Bancorp, Inc.	675	3,712
S&T Bancorp, Inc.	904	37,814
SB Financial Group, Inc.	199	4,179
Seacoast Banking Corp. of Florida	2,309	69,940
ServisFirst Bancshares, Inc.	1,234	89,872
Shore Bancshares, Inc.	733	13,692
Sierra Bancorp	287	9,735
Simmons First National Corp., Class A	3,440	66,908
SmartFinancial, Inc.	361	14,108
Sound Financial Bancorp, Inc.	73	3,191
South Plains Financial, Inc.	294	12,319
Southern First Bancshares, Inc. (a)	185	10,082
Southern Missouri Bancorp, Inc.	230	14,706
Southside Bancshares, Inc.	673	20,924
Southstate Bank Corp.	600	55,512
SR Bancorp, Inc.	173	2,920
Stellar Bancorp, Inc.	1,114	40,784
Sterling Bancorp, Inc. (a)(c)**	504	—
Stock Yards Bancorp, Inc.	622	41,232
Texas Capital Bancshares, Inc. (a)	1,042	98,865
Third Coast Bancshares, Inc. (a)	306	11,576
Timberland Bancorp, Inc.	177	6,979
Tompkins Financial Corp.	315	24,835
Towne Bank	2,044	68,821
TriCo Bancshares	715	33,991
Triumph Financial, Inc. (a)	535	31,918
Truist Financial Corp.	7,158	329,053
TrustCo Bank Corp.	432	18,913
Trustmark Corp.	1,336	56,299
UMB Financial Corp.	1,727	194,788
Union Bankshares, Inc.	124	3,016
United Bankshares, Inc.	3,352	138,840
United Community Banks, Inc.	2,928	92,203
United Security Bancshares	456	4,793
Unity Bancorp, Inc.	162	8,396
Univest Financial Corp.	663	22,714
USCB Financial Holdings, Inc.	308	5,710
Valley National Bancorp	11,628	142,792
Virginia National Bankshares Corp.	137	5,233
WaFd, Inc.	1,810	56,834
Washington Trust Bancorp, Inc.	437	14,622
Webster Financial Corp.	1,042	72,336
WesBanco, Inc.	2,260	77,947
West BanCorp, Inc.	335	7,970
Westamerica BanCorp	569	29,673
Western Alliance Bancorp	700	49,595
Western New England Bancorp, Inc.	431	5,573
Wintrust Financial Corp.	390	54,187
WSFS Financial Corp.	1,269	83,069
Zions Bancorp NA	775	44,655
		8,330,674
Reinsurance - 0.1%
Everest Group Ltd.	254	83,020
Greenlight Capital Re Ltd., Class A (a)	622	10,754
	Number of Shares	Fair Value
Reinsurance Group of America, Inc., Class A	390	$79,623
SiriusPoint Ltd. (a)	2,435	52,450
Swiss Re AG	1,743	291,345
		517,192
Renewable Electricity - 0.0%*
Clearway Energy, Inc., Class C	600	23,574
Montauk Renewables, Inc. (a)	2,456	2,824
Ormat Technologies, Inc.	1,451	162,396
		188,794
Research & Consulting Services - 0.2%
Amentum Holdings, Inc. (a)	1,161	30,279
BlackSky Technology, Inc. (a)	719	18,090
Booz Allen Hamilton Holding Corp.	614	47,910
CACI International, Inc., Class A (a)	105	57,106
CBIZ, Inc. (a)	1,165	31,280
Clarivate PLC (a)	3,112	7,873
CRA International, Inc.	150	24,282
Equifax, Inc.	711	128,030
Experian PLC	5,339	184,016
Exponent, Inc.	1,187	77,452
Falcon's Beyond Global, Inc., Class A (a)	420	5,922
Forrester Research, Inc. (a)	345	1,953
Franklin Covey Co. (a)	329	5,195
FTI Consulting, Inc. (a)	200	35,354
Huron Consulting Group, Inc. (a)	406	51,761
ICF International, Inc.	433	28,271
Innodata, Inc. (a)	724	27,961
Jacobs Solutions, Inc.	690	87,823
KBR, Inc.	700	25,802
Legalzoom.com, Inc. (a)	2,963	16,800
Leidos Holdings, Inc.	691	107,464
Mistras Group, Inc. (a)	261	3,858
Parsons Corp. (a)	300	16,251
Planet Labs PBC (a)	6,438	179,942
RCM Technologies, Inc. (a)	162	3,101
Resolute Holdings Management, Inc. (a)	98	15,905
Resources Connection, Inc.	1,001	3,734
Science Applications International Corp.	290	27,527
Spire Global, Inc. (a)	697	8,768
TIC Solutions, Inc. (a)	4,731	31,130
TransUnion	1,089	75,348
Verisk Analytics, Inc.	826	156,733
Willdan Group, Inc. (a)	330	25,265
		1,548,186
Restaurants - 0.3%
Aramark	1,500	60,810
Biglari Holdings, Inc., Class B (a)	20	6,592
BJ's Restaurants, Inc. (a)	466	16,356
Black Rock Coffee Bar, Inc., Class A (a)	472	6,098
Bloomin' Brands, Inc.	1,995	10,773
Brinker International, Inc. (a)	1,031	147,196
Cava Group, Inc. (a)	600	48,540
Cheesecake Factory, Inc.	1,103	60,389
Chipotle Mexican Grill, Inc. (a)	7,600	243,276
See Notes to Schedule of Investments.

56	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
Cracker Barrel Old Country Store, Inc.	512	$14,392
Darden Restaurants, Inc.	690	135,267
Dine Brands Global, Inc.	335	8,790
Domino's Pizza, Inc.	163	58,483
DoorDash, Inc., Class A (a)	2,060	309,309
Dutch Bros, Inc., Class A (a)	600	30,396
El Pollo Loco Holdings, Inc. (a)	666	9,231
First Watch Restaurant Group, Inc. (a)	1,269	13,299
Jack in the Box, Inc. (a)	466	4,506
Krispy Kreme, Inc.	1,658	5,620
Kura Sushi USA, Inc., Class A (a)	162	11,306
McDonald's Corp.	4,020	1,249,376
Nathan's Famous, Inc.	75	7,555
Papa John's International, Inc.	765	24,794
Portillo's, Inc., Class A (a)	1,585	8,385
RCI Hospitality Holdings, Inc.	201	4,585
Serve Robotics, Inc. (a)	1,431	12,078
Shake Shack, Inc., Class A (a)	929	82,189
Starbucks Corp.	6,325	566,657
Sweetgreen, Inc., Class A (a)	2,368	12,290
Texas Roadhouse, Inc.	400	66,056
Wingstop, Inc.	200	30,994
Yum! Brands, Inc.	1,571	244,259
		3,509,847
Retail REITs - 0.2%
Acadia Realty Trust	3,146	60,152
Agree Realty Corp.	600	45,228
Alexander's, Inc.	51	12,046
Brixmor Property Group, Inc.	1,840	52,992
CBL & Associates Properties, Inc.	421	16,179
Curbline Properties Corp.	2,319	59,807
Federal Realty Investment Trust	400	42,484
FrontView REIT, Inc.	509	7,874
Getty Realty Corp.	1,280	40,704
InvenTrust Properties Corp.	1,857	56,564
Kimco Realty Corp.	3,234	72,668
Kite Realty Group Trust	5,213	127,979
Macerich Co.	6,083	114,969
NETSTREIT Corp.	1,991	37,491
NNN REIT, Inc.	1,000	42,030
Phillips Edison & Co., Inc.	3,024	113,158
Realty Income Corp.	5,286	323,398
Regency Centers Corp.	1,000	75,660
Saul Centers, Inc.	292	9,513
Simon Property Group, Inc.	1,853	345,640
SITE Centers Corp.	1,353	7,306
Tanger, Inc.	2,673	90,829
Urban Edge Properties	3,030	60,539
Whitestone REIT	1,039	16,780
		1,831,990
Security & Alarm Services - 0.0%*
Brink's Co.	990	102,594
CoreCivic, Inc. (a)	2,506	47,388
GEO Group, Inc. (a)	3,211	53,977
		203,959
Self Storage REITs - 0.0%*
CubeSmart	1,460	53,509
Extra Space Storage, Inc.	1,244	163,126
	Number of Shares	Fair Value
Public Storage	857	$232,144
Smartstop Self Storage REIT, Inc.	1,322	40,030
		488,809
Semiconductor Materials & Equipment - 0.5%
ACM Research, Inc., Class A (a)	1,202	47,299
Aehr Test Systems (a)	668	24,769
Aeluma, Inc. (a)	300	3,927
Amkor Technology, Inc.	800	36,024
Applied Materials, Inc.	4,414	1,508,661
Atomera, Inc. (a)	928	3,536
Axcelis Technologies, Inc. (a)	739	68,786
Cohu, Inc. (a)	1,076	32,947
Enphase Energy, Inc. (a)	746	28,206
Entegris, Inc.	882	103,406
FormFactor, Inc. (a)	1,851	179,529
Ichor Holdings Ltd. (a)	803	37,428
KLA Corp.	743	1,094,001
Lam Research Corp.	7,100	1,516,986
MKS, Inc.	400	91,924
Onto Innovation, Inc. (a)	290	59,470
PDF Solutions, Inc. (a)	747	24,434
Photronics, Inc. (a)	1,354	54,715
Qnity Electronics, Inc.	1,228	141,687
Teradyne, Inc.	829	245,765
Ultra Clean Holdings, Inc. (a)	1,063	66,097
Veeco Instruments, Inc. (a)	1,408	47,675
		5,417,272
Semiconductors - 4.1%
Advanced Micro Devices, Inc. (a)	9,016	1,834,125
Alpha & Omega Semiconductor Ltd. (a)	601	13,318
Ambarella, Inc. (a)	968	49,828
Ambiq Micro, Inc. (a)	430	10,926
Analog Devices, Inc.	2,746	873,612
Astera Labs, Inc. (a)	700	76,720
Blaize Holdings, Inc. (a)	2,526	4,597
Broadcom, Inc.	25,955	8,033,332
CEVA, Inc. (a)	648	12,105
Cirrus Logic, Inc. (a)	300	43,386
Credo Technology Group Holding Ltd. (a)	3,837	360,179
Diodes, Inc. (a)	1,094	74,676
First Solar, Inc. (a)	601	118,553
GLOBALFOUNDRIES, Inc. (a)	500	22,240
Impinj, Inc. (a)	642	65,933
Intel Corp. (a)	24,781	1,093,586
Kopin Corp. (a)	3,999	8,998
Lattice Semiconductor Corp. (a)	800	74,208
MACOM Technology Solutions Holdings, Inc. (a)	400	88,828
Marvell Technology, Inc.	4,691	464,644
MaxLinear, Inc. (a)	1,944	33,806
Microchip Technology, Inc.	2,998	193,701
Micron Technology, Inc.	6,250	2,111,500
Monolithic Power Systems, Inc.	275	300,671
Navitas Semiconductor Corp. (a)	4,830	42,359
NVE Corp.	106	6,943
NVIDIA Corp.	131,613	22,953,307
ON Semiconductor Corp. (a)	2,217	137,277
See Notes to Schedule of Investments.

State Street Total Return V.I.S. Fund	57

State Street Total Return V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
Penguin Solutions, Inc. (a)	1,216	$21,402
Power Integrations, Inc.	1,333	68,250
Qorvo, Inc. (a)	497	38,468
QUALCOMM, Inc.	6,001	772,809
Rambus, Inc. (a)	2,565	220,667
Rigetti Computing, Inc. (a)	7,654	107,462
Semtech Corp. (a)	2,213	170,158
Silicon Laboratories, Inc. (a)	775	161,316
SiTime Corp. (a)	535	184,762
SkyWater Technology, Inc. (a)	843	23,107
Skyworks Solutions, Inc.	873	46,749
Synaptics, Inc. (a)	927	64,927
Texas Instruments, Inc.	5,061	982,543
Universal Display Corp.	287	26,306
		41,992,284
Silver - 0.0%*
Hecla Mining Co.	15,108	281,462
Single-Family Residential REITs - 0.0%*
American Homes 4 Rent, Class A	1,900	53,048
Equity LifeStyle Properties, Inc.	1,182	73,780
Invitation Homes, Inc.	3,540	87,969
Sun Communities, Inc.	710	89,432
UMH Properties, Inc.	1,886	27,215
		331,444
Soft Drinks & Non-alcoholic Beverages - 0.3%
Celsius Holdings, Inc. (a)	1,000	35,480
Coca-Cola Co.	21,869	1,663,137
Coca-Cola Consolidated, Inc.	280	53,687
Keurig Dr. Pepper, Inc.	7,151	188,286
Monster Beverage Corp. (a)	3,884	281,435
National Beverage Corp. (a)	558	18,777
PepsiCo, Inc.	7,707	1,196,820
Primo Brands Corp., Class A	1,800	33,894
Vita Coco Co., Inc. (a)	1,134	54,330
Zevia PBC, Class A (a)	1,043	1,220
		3,527,066
Specialized Consumer Services - 0.0%*
ADT, Inc.	2,730	17,936
Carriage Services, Inc.	326	14,885
Driven Brands Holdings, Inc. (a)	1,372	17,301
European Wax Center, Inc., Class A (a)	694	4,011
Frontdoor, Inc. (a)	1,726	91,236
H&R Block, Inc.	800	25,392
Liberty Live Holdings, Inc., Class A (a)	200	18,328
Liberty Live Holdings, Inc., Class C (a)	73	6,870
Matthews International Corp., Class A	691	17,842
Mister Car Wash, Inc. (a)	2,287	15,940
Service Corp. International	858	70,794
		300,535
Specialized Finance - 0.0%*
Acacia Research Corp. (a)	982	4,723
Burford Capital Ltd.	4,759	21,511
HA Sustainable Infrastructure Capital, Inc.	2,928	107,604
	Number of Shares	Fair Value
SWK Holdings Corp.	117	$1,990
		135,828
Specialty Chemicals - 0.2%
Albemarle Corp.	637	114,360
Arq, Inc. (a)	1,014	2,596
Ascent Industries Co. (a)	269	3,580
Ashland, Inc.	300	16,683
ASP Isotopes, Inc. (a)	2,644	11,686
Aspen Aerogels, Inc. (a)	1,376	4,706
Avient Corp.	2,196	79,715
Axalta Coating Systems Ltd. (a)	1,500	41,550
Balchem Corp.	787	133,381
Celanese Corp.	500	32,885
DuPont de Nemours, Inc.	2,456	112,485
Eastman Chemical Co.	777	59,301
Ecolab, Inc.	1,380	367,107
Ecovyst, Inc. (a)	2,686	34,542
Element Solutions, Inc.	1,100	37,554
Flotek Industries, Inc. (a)	338	5,736
HB Fuller Co.	1,306	80,554
Ingevity Corp. (a)	868	61,828
Innospec, Inc.	588	42,936
International Flavors & Fragrances, Inc.	1,493	108,317
Minerals Technologies, Inc.	750	53,190
NewMarket Corp.	43	27,561
Perimeter Solutions, Inc. (a)	3,323	81,148
PPG Industries, Inc.	1,181	126,225
Quaker Chemical Corp.	326	40,499
Rayonier Advanced Materials, Inc. (a)	1,481	16,395
RPM International, Inc.	726	72,164
Sensient Technologies Corp.	1,011	87,391
Sherwin-Williams Co.	1,288	412,868
Solesence, Inc. (a)	649	616
Solstice Advanced Materials, Inc.	856	65,193
Stepan Co.	504	25,190
Valhi, Inc.	60	858
		2,360,800
Steel - 0.1%
Alpha Metallurgical Resources, Inc. (a)	278	57,065
Cleveland-Cliffs, Inc. (a)	3,737	31,578
Commercial Metals Co.	2,646	162,544
Friedman Industries, Inc.	222	3,934
Metallus, Inc. (a)	843	13,775
Nucor Corp.	1,283	216,955
Ramaco Resources, Inc., Class A (a)	949	14,671
Reliance, Inc.	298	90,568
Ryerson Holding Corp.	1,033	23,222
Steel Dynamics, Inc.	802	144,360
SunCoke Energy, Inc.	2,018	13,137
Warrior Met Coal, Inc.	1,247	116,158
Worthington Steel, Inc.	773	23,461
		911,428
Systems Software - 1.9%
A10 Networks, Inc.	1,697	39,235
Adeia, Inc.	2,584	62,094
Airship AI Holdings, Inc. (a)	730	1,650
Appian Corp., Class A (a)	922	22,229
See Notes to Schedule of Investments.

58	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
Arteris, Inc. (a)	685	$11,261
Commvault Systems, Inc. (a)	1,051	81,862
Crowdstrike Holdings, Inc., Class A (a)	1,398	545,793
Dolby Laboratories, Inc., Class A	437	26,246
Fortinet, Inc. (a)	3,535	288,880
Gen Digital, Inc.	2,826	53,214
Gitlab, Inc., Class A (a)	800	17,312
Microsoft Corp.	41,716	15,442,012
Monday.com Ltd. (a)	232	16,034
N-able, Inc. (a)	1,689	7,888
OneSpan, Inc.	987	10,393
Oracle Corp.	9,480	1,394,603
Palo Alto Networks, Inc. (a)	4,548	729,135
Progress Software Corp. (a)	1,014	26,009
Qualys, Inc. (a)	857	75,288
Rapid7, Inc. (a)	1,436	7,912
Rubrik, Inc., Class A (a)	900	44,073
SentinelOne, Inc., Class A (a)	1,820	23,442
ServiceNow, Inc. (a)	5,850	611,618
Silvaco Group, Inc. (a)	180	1,274
Telos Corp. (a)	1,380	5,782
Tenable Holdings, Inc. (a)	2,819	47,683
Teradata Corp. (a)	600	15,378
UiPath, Inc., Class A (a)	1,800	19,980
Varonis Systems, Inc. (a)	2,771	59,493
Xperi, Inc. (a)	1,078	6,037
Zscaler, Inc. (a)	599	84,034
		19,777,844
Technology Distributors - 0.0%*
Arrow Electronics, Inc. (a)	267	38,290
Avnet, Inc.	400	24,648
CDW Corp.	761	92,096
Climb Global Solutions, Inc.	424	8,404
ePlus, Inc.	626	47,107
Insight Enterprises, Inc. (a)	696	46,639
PC Connection, Inc.	255	14,907
Richardson Electronics Ltd.	303	3,318
ScanSource, Inc. (a)	508	18,440
TD SYNNEX Corp.	400	67,484
		361,333
Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	80,969	20,549,123
Corsair Gaming, Inc. (a)	1,109	6,155
CPI Card Group, Inc. (a)	119	1,727
Dell Technologies, Inc., Class C	1,780	292,151
Diebold Nixdorf, Inc. (a)	586	44,208
Eastman Kodak Co. (a)	1,390	12,580
Everpure, Inc., Class A (a)	1,700	100,368
GPGI, Inc., Class A	4,228	72,299
Hewlett Packard Enterprise Co.	7,084	168,670
HP, Inc.	5,278	101,390
Immersion Corp.	666	3,636
IonQ, Inc. (a)	8,133	234,474
NetApp, Inc.	1,167	119,489
Quantum Computing, Inc. (a)	4,762	32,620
Sandisk Corp. (a)	833	529,238
Super Micro Computer, Inc. (a)	2,820	64,211
Turtle Beach Corp. (a)	477	4,837
Western Digital Corp.	1,900	513,931
	Number of Shares	Fair Value
Xerox Holdings Corp.	2,797	$3,608
		22,854,715
Telecom Tower REITs - 0.1%
American Tower Corp.	2,614	451,124
Crown Castle, Inc.	2,485	202,055
SBA Communications Corp.	615	105,848
		759,027
Timber REITs - 0.0%*
Rayonier, Inc.	1,883	38,827
Weyerhaeuser Co.	4,446	108,616
		147,443
Tires & Rubber - 0.0%*
Goodyear Tire & Rubber Co. (a)	6,555	43,460
Tobacco - 0.2%
Altria Group, Inc.	9,437	622,748
Ispire Technology, Inc. (a)	522	961
Philip Morris International, Inc.	8,750	1,446,725
Turning Point Brands, Inc.	410	35,584
Universal Corp.	569	29,986
		2,136,004
Trading Companies & Distributors - 0.2%
Air Lease Corp.	500	32,470
Alta Equipment Group, Inc.	369	1,982
Applied Industrial Technologies, Inc.	220	58,370
BlueLinx Holdings, Inc. (a)	182	9,861
Boise Cascade Co.	900	68,265
Core & Main, Inc., Class A (a)	1,170	57,798
Custom Truck One Source, Inc. (a)	1,346	8,843
Distribution Solutions Group, Inc. (a)	233	6,114
DNOW, Inc. (a)	4,417	52,607
DXP Enterprises, Inc. (a)	308	43,037
EVI Industries, Inc.	126	2,593
Fastenal Co.	6,534	303,178
Ferguson Enterprises, Inc.	1,090	254,253
GATX Corp.	861	147,007
Global Industrial Co.	341	10,748
Herc Holdings, Inc.	782	77,848
Hudson Technologies, Inc. (a)	914	5,374
Karat Packaging, Inc.	204	5,696
McGrath RentCorp	585	64,514
MSC Industrial Direct Co., Inc., Class A	298	27,496
NPK International, Inc. (a)	1,924	27,879
QXO, Inc. (a)	3,800	73,796
Rush Enterprises, Inc., Class A	1,462	96,653
Rush Enterprises, Inc., Class B	203	13,063
SiteOne Landscape Supply, Inc. (a)	300	39,933
Sunbelt Rentals Holdings, Inc.	2,420	153,803
Titan Machinery, Inc. (a)	470	7,858
Transcat, Inc. (a)	211	15,498
United Rentals, Inc.	335	244,068
Watsco, Inc.	216	78,579
WESCO International, Inc.	200	54,724
Willis Lease Finance Corp.	67	11,407
WW Grainger, Inc.	260	283,611
See Notes to Schedule of Investments.

State Street Total Return V.I.S. Fund	59

State Street Total Return V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
Xometry, Inc., Class A (a)	1,031	$42,106
		2,381,032
Transaction & Payment Processing Services - 0.7%
Affirm Holdings, Inc. (a)	1,346	61,674
Block, Inc. (a)	2,902	174,642
Cantaloupe, Inc. (a)	1,271	13,739
Cass Information Systems, Inc.	275	12,105
Corpay, Inc. (a)	380	110,576
Euronet Worldwide, Inc. (a)	200	13,274
Fidelity National Information Services, Inc.	3,048	142,982
Fiserv, Inc. (a)	3,027	168,907
Flywire Corp. (a)	2,770	32,243
Global Payments, Inc.	1,393	93,749
International Money Express, Inc. (a)	652	10,302
Jack Henry & Associates, Inc.	438	69,221
Marqeta, Inc., Class A (a)	8,619	35,166
Mastercard, Inc., Class A	4,519	2,257,964
NCR Atleos Corp. (a)	1,749	76,221
Payoneer Global, Inc. (a)	6,559	31,680
PayPal Holdings, Inc.	5,463	247,091
Paysafe Ltd. (a)	747	5,087
Paysign, Inc. (a)	1,138	6,714
Priority Technology Holdings, Inc. (a)	707	3,337
Remitly Global, Inc. (a)	4,027	63,103
Repay Holdings Corp. (a)	1,943	5,052
Sezzle, Inc. (a)	382	24,177
Shift4 Payments, Inc., Class A (a)	500	21,865
Toast, Inc., Class A (a)	2,900	76,879
Visa, Inc., Class A	9,479	2,864,933
Western Union Co.	1,500	13,095
WEX, Inc. (a)	192	29,384
		6,665,162
Water Utilities - 0.0%*
American States Water Co.	922	69,722
American Water Works Co., Inc.	1,122	152,693
Cadiz, Inc. (a)	1,327	6,516
California Water Service Group	1,425	64,610
Consolidated Water Co. Ltd.	359	11,890
Essential Utilities, Inc.	1,400	56,378
Global Water Resources, Inc.	268	2,034
H2O America	790	46,349
Middlesex Water Co.	427	22,225
Pure Cycle Corp. (a)	618	6,217
York Water Co.	342	10,414
		449,048
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	2,141	8,607
Spok Holdings, Inc.	432	4,709
Telephone & Data Systems, Inc.	2,382	100,282
T-Mobile U.S., Inc.	2,705	568,131
		681,729
Total Common Stock (Cost $314,068,494)		413,381,842
	Number of Shares	Fair Value
Rights - 0.0%*
Electronic Components - 0.0%*
M-Tron Industries, Inc. (expiring 0 4/15/2026) (a) (Cost $0)	84	$177
Warrant - 0.0%*
Healthcare Equipment - 0.0%*
Pulse Biosciences, Inc. (expiring 06/27/29) (a) (Cost $0)	75	397
Total Domestic Equity (Cost $314,068,494)		413,382,416
Foreign Equity - 21.3%
Common Stock - 21.1%
Advertising - 0.0%*
Focus Media Information Technology Co. Ltd., Class A	10,900	10,409
Gambling.com Group Ltd. (a)	681	2,642
Informa PLC	7,409	74,139
Nexxen International Ltd. (a)	735	4,792
Publicis Groupe SA	1,325	109,323
		201,305
Aerospace & Defense - 0.5%
AECC Aviation Power Co. Ltd., Class A	2,100	14,709
Airbus SE	3,475	654,953
Aselsan Elektronik Sanayi Ve Ticaret AS	12,026	86,392
AviChina Industry & Technology Co. Ltd., Class H	35,000	14,948
BAE Systems PLC	17,540	512,342
Bharat Electronics Ltd.	29,300	125,382
Bombardier, Inc., Class B (a)	500	88,144
CAE, Inc. (a)	1,943	50,428
CSG NV (a)	1,258	33,831
Dassault Aviation SA	127	47,120
Elbit Systems Ltd.	162	136,013
Embraer SA	6,100	89,889
Hanwha Aerospace Co. Ltd.	297	253,254
Hanwha Systems Co. Ltd.	678	53,088
Hensoldt AG	355	31,407
Hindustan Aeronautics Ltd.	1,935	71,142
Kongsberg Gruppen ASA	2,546	107,881
Korea Aerospace Industries Ltd.	651	73,593
Kuang-Chi Technologies Co. Ltd., Class A (a)	400	2,241
Leonardo SpA	2,353	159,544
LIG Nex1 Co. Ltd.	129	53,232
Melrose Industries PLC	8,109	54,745
MTU Aero Engines AG	312	113,464
Rheinmetall AG	269	452,312
Rolls-Royce Holdings PLC	49,132	743,670
Saab AB, Class B	1,859	120,910
Safran SA	2,080	678,487
Singapore Technologies Engineering Ltd.	9,000	76,122
Thales SA	538	157,268
		5,056,511
Agricultural & Farm Machinery - 0.0%*
Kubota Corp.	5,600	89,524
See Notes to Schedule of Investments.

60	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
Agricultural Products & Services - 0.0%*
Charoen Pokphand Indonesia Tbk. PT	35,300	$8,516
IOI Corp. Bhd.	19,900	20,833
Kuala Lumpur Kepong Bhd.	3,681	19,646
New Hope Liuhe Co. Ltd., Class A	3,200	3,816
SD Guthrie Bhd.	22,100	33,022
Wilmar International Ltd.	9,806	29,359
		115,192
Air Freight & Logistics - 0.1%
Deutsche Post AG	5,365	281,879
DSV AS	1,192	286,981
Hyundai Glovis Co. Ltd.	310	44,030
InPost SA (a)	1,333	23,525
J&T Global Express Ltd. (a)	24,400	31,464
JD Logistics, Inc. (a)(f)	14,000	24,717
SAL Saudi Logistics Services	271	12,073
SF Holding Co. Ltd., Class A	3,300	18,286
YTO Express Group Co. Ltd., Class A	2,700	7,931
ZTO Express Cayman, Inc.	3,809	93,762
		824,648
Airport Services - 0.0%*
Aena SME SA (f)	4,348	127,849
Aeroports de Paris SA	174	21,190
Airports of Thailand PCL NVDR	38,709	61,761
Auckland International Airport Ltd.	10,948	49,775
GMR Airports Ltd. (a)	28,137	25,361
Grupo Aeroportuario del Centro Norte SAB de CV	2,300	32,751
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,650	89,452
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,065	35,655
		443,794
Alternative Carriers - 0.0%*
Liberty Global Ltd., Class C (a)	1,600	18,768
Liberty Latin America Ltd., Class A (a)	694	5,996
Liberty Latin America Ltd., Class C (a)	2,966	26,160
		50,924
Aluminum - 0.1%
Aluminum Corp. of China Ltd., Class A	4,300	7,233
Aluminum Corp. of China Ltd., Class H	34,000	49,747
China Hongqiao Group Ltd.	27,500	124,239
Hindalco Industries Ltd.	11,247	106,357
Norsk Hydro ASA	7,969	84,431
Press Metal Aluminium Holdings Bhd.	38,400	76,363
Shandong Nanshan Aluminum Co. Ltd., Class A	14,700	13,188
United Co. RUSAL International PJSC (a)(c)**	55,670	—
Yunnan Aluminium Co. Ltd., Class A	4,900	22,364
		483,922
	Number of Shares	Fair Value
Apparel Retail - 0.1%
Fast Retailing Co. Ltd.	1,151	$453,667
H & M Hennes & Mauritz AB, Class B	3,180	59,122
Industria de Diseno Textil SA	6,369	369,561
Pepkor Holdings Ltd. (f)	20,792	27,633
Trent Ltd.	1,375	48,424
Zalando SE (a)(f)	1,412	34,387
ZOZO, Inc.	2,400	16,766
		1,009,560
Apparel, Accessories & Luxury Goods - 0.3%
adidas AG	993	160,216
Amer Sports, Inc. (a)	1,000	32,920
ANTA Sports Products Ltd.	12,076	118,066
Bosideng International Holdings Ltd.	30,000	15,444
Cie Financiere Richemont SA, Class A	3,142	552,043
Ermenegildo Zegna NV	1,420	14,796
FF Group (a)(c)**	1,860	—
Gildan Activewear, Inc.	1,112	61,730
Hermes International SCA	185	349,348
Kalyan Jewellers India Ltd.	4,585	18,412
Kering SA	431	130,466
Laopu Gold Co. Ltd., Class H	300	24,289
Li Ning Co. Ltd.	21,319	58,908
LPP SA	9	54,339
LVMH Moet Hennessy Louis Vuitton SE	1,456	793,408
Moncler SpA	1,346	80,785
Page Industries Ltd.	55	18,616
Pandora AS	497	35,412
Shenzhou International Group Holdings Ltd.	5,900	36,055
Swatch Group AG	584	25,748
Swatch Group AG, Class BR	65	14,279
Titan Co. Ltd.	2,980	125,168
		2,720,448
Application Software - 0.2%
Beijing Kingsoft Office Software, Inc., Class A	441	15,094
Chaince Digital Holdings, Inc. (a)	1,038	4,131
Constellation Software, Inc.	117	204,731
Dassault Systemes SE	3,864	77,977
Descartes Systems Group, Inc. (a)	491	35,057
D-Wave Quantum, Inc. (a)	8,689	125,382
Horizon Robotics (a)	37,800	32,742
Hundsun Technologies, Inc., Class A	1,456	5,465
Hut 8 Corp. (a)	2,292	107,518
Iflytek Co. Ltd., Class A	1,500	10,190
Kingdee International Software Group Co. Ltd. (a)	35,000	38,860
Nemetschek SE	331	24,700
Nice Ltd. (a)	400	43,979
Open Text Corp.	1,665	36,985
Oracle Financial Services Software Ltd.	230	16,518
Pony AI, Inc., Class A (a)	1,500	13,308
Sage Group PLC	5,594	62,451
SAP SE	6,112	1,038,699
Sapiens International Corp. NV (a)	923	40,151
See Notes to Schedule of Investments.

State Street Total Return V.I.S. Fund	61

State Street Total Return V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
SenseTime Group, Inc., Class B (a)(f)	222,000	$52,881
Shanghai Baosight Software Co. Ltd., Class A	2,246	7,543
WiseTech Global Ltd.	1,268	33,961
Xero Ltd. (a)	1,095	57,447
Yonyou Network Technology Co. Ltd., Class A (a)	2,600	4,436
		2,090,206
Asset Management & Custody Banks - 0.1%
3i Group PLC	5,785	187,841
Amundi SA (f)	389	33,324
Brookfield Asset Management Ltd., Class A	4,765	211,495
Brookfield Corp.	12,061	487,176
China CITIC Financial Asset Management Co. Ltd., Class H H Shares (a)(f)	146,000	14,840
CVC Capital Partners PLC (f)	1,259	16,385
EQT AB	2,849	87,845
HDFC Asset Management Co. Ltd. (f)	1,698	39,678
IGM Financial, Inc.	393	18,665
Julius Baer Group Ltd.	1,189	87,026
Partners Group Holding AG	132	141,576
Patria Investments Ltd., Class A	1,535	19,341
Reinet Investments SCA	1,448	46,786
Schroders PLC	3,789	29,066
		1,421,044
Automobile Manufacturers - 0.4%
Bayerische Motoren Werke AG	1,629	150,218
BYD Co. Ltd., Class A	3,000	46,369
BYD Co. Ltd., Class H	30,600	418,396
Chongqing Changan Automobile Co. Ltd., Class A	2,714	3,957
Ferrari NV	735	248,601
Ford Otomotiv Sanayi AS	3,410	7,784
Geely Automobile Holdings Ltd.	58,000	154,761
Great Wall Motor Co. Ltd., Class H	23,033	37,294
Guangzhou Automobile Group Co. Ltd., Class A	10,000	10,539
Honda Motor Co. Ltd.	21,524	173,784
Hyundai Motor Co.	1,183	364,435
Hyundai Motor India Ltd.	1,586	30,032
Isuzu Motors Ltd.	3,500	50,281
Kia Corp.	2,096	206,940
Li Auto, Inc., Class A (a)	10,400	91,809
Mahindra & Mahindra Ltd.	8,315	260,813
Maruti Suzuki India Ltd.	1,111	145,719
Mercedes-Benz Group AG	4,210	257,942
NIO, Inc., Class A (a)	14,033	85,280
Nissan Motor Co. Ltd. (a)	12,600	27,243
Renault SA	1,209	41,318
SAIC Motor Corp. Ltd., Class A	6,300	13,461
Seres Group Co. Ltd., Class A	600	7,958
Subaru Corp.	3,800	61,075
Suzuki Motor Corp.	9,100	110,649
Tata Motors Passenger Vehicles Ltd.	14,891	47,173
Toyota Motor Corp.	55,461	1,150,096
XPeng, Inc., Class A (a)	11,400	97,455
	Number of Shares	Fair Value
Zhejiang Leapmotor Technology Co. Ltd., Class H (a)(f)	4,400	$26,835
		4,328,217
Automotive Parts & Equipment - 0.1%
Aisin Corp.	3,100	43,567
Bharat Forge Ltd.	2,331	41,782
Bosch Ltd.	68	20,747
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	300	5,352
Denso Corp.	10,160	127,079
Fuyao Glass Industry Group Co. Ltd., Class A	900	7,509
Fuyao Glass Industry Group Co. Ltd., Class H (f)	4,956	37,286
Garrett Motion, Inc.	4,222	76,714
Hesai Group (a)	880	16,727
Huayu Automotive Systems Co. Ltd., Class A	1,768	4,953
Huizhou Desay Sv Automotive Co. Ltd., Class A	200	3,048
Hyundai Mobis Co. Ltd.	471	121,528
Magna International, Inc.	1,525	84,896
Ningbo Tuopu Group Co. Ltd., Class A	1,160	9,776
Samvardhana Motherson International Ltd.	42,208	47,372
Sumitomo Electric Industries Ltd.	4,166	236,139
Tube Investments of India Ltd.	1,021	27,308
		911,783
Automotive Retail - 0.0%*
Abu Dhabi National Oil Co. for Distribution PJSC	26,028	27,009
Empresas Copec SA	3,013	20,695
Hotai Motor Co. Ltd.	2,940	45,145
Petronas Dagangan Bhd.	2,800	15,141
Ultrapar Participacoes SA	8,100	44,549
Vibra Energia SA	11,353	68,745
		221,284
Biotechnology - 0.2%
3SBio, Inc. (f)	17,000	50,122
ADC Therapeutics SA (a)	2,357	8,839
Akeso, Inc. (a)(f)	6,000	102,175
Alteogen, Inc.	348	78,932
Argenx SE (a)	361	261,164
Aurinia Pharmaceuticals, Inc. (a)	2,825	41,867
Benitec Biopharma, Inc. (a)	442	4,707
Bright Minds Biosciences, Inc. (a)	166	12,113
Celltrion, Inc.	1,229	164,345
Chongqing Zhifei Biological Products Co. Ltd., Class A (a)	3,150	6,891
CRISPR Therapeutics AG (a)	2,169	103,179
CSL Ltd.	2,829	275,828
Fennec Pharmaceuticals, Inc. (a)	700	4,305
Genmab AS (a)	352	94,506
Grifols SA	1,767	18,428
Imeik Technology Development Co. Ltd., Class A	420	7,173
Innovent Biologics, Inc. (a)(f)	13,500	148,513
See Notes to Schedule of Investments.

62	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
PharmaEssentia Corp.	2,329	$44,666
Prothena Corp. PLC (a)	1,110	10,789
Remegen Co. Ltd., Class H (a)(f)	2,000	24,929
Samsung Episholdings Co. Ltd. (a)	61	20,713
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H (a)	400	23,727
Swedish Orphan Biovitrum AB (a)	1,272	52,977
TuHURA Biosciences, Inc. (a)	1,361	2,436
Xenon Pharmaceuticals, Inc. (a)	2,053	119,382
		1,682,706
Brewers - 0.1%
Ambev SA	40,800	119,151
Anheuser-Busch InBev SA	5,773	398,150
Asahi Group Holdings Ltd.	8,800	87,652
Carlsberg AS, Class B	540	66,877
China Resources Beer Holdings Co. Ltd.	15,500	51,303
Heineken Holding NV	834	59,165
Heineken NV	1,670	128,048
Kirin Holdings Co. Ltd.	4,500	71,405
Tsingtao Brewery Co. Ltd., Class A	800	7,196
Tsingtao Brewery Co. Ltd., Class H	4,924	30,593
		1,019,540
Broadline Retail - 0.5%
Alibaba Group Holding Ltd.	146,800	2,301,308
Allegro.eu SA (a)(f)	7,461	53,327
Canadian Tire Corp. Ltd., Class A	278	37,267
Coupang, Inc. (a)	7,440	140,467
Dollarama, Inc.	1,565	191,460
Falabella SA	5,431	32,980
GoTo Gojek Tokopedia Tbk. PT (a)	6,447,100	19,406
JD.com, Inc., Class A	19,476	287,123
MINISO Group Holding Ltd. ADR (d)	576	9,331
Naspers Ltd., Class N	6,612	338,098
Next PLC	673	113,282
Pan Pacific International Holdings Corp.	11,000	66,940
PDD Holdings, Inc. ADR (a)(d)	6,157	629,122
Prosus NV	7,640	352,581
Rakuten Group, Inc. (a)	9,600	44,767
Ryohin Keikaku Co. Ltd.	3,200	68,121
Sea Ltd. ADR (a)(d)	2,303	190,711
Vipshop Holdings Ltd. ADR (d)	3,134	49,267
Vishal Mega Mart Ltd. (a)	16,034	17,991
Wesfarmers Ltd.	6,627	335,871
		5,279,420
Building Products - 0.1%
AGC, Inc.	1,100	38,876
Assa Abloy AB, Class B	5,836	209,639
Astral Ltd.	1,331	22,625
Beijing New Building Materials PLC, Class A	1,600	6,073
Belimo Holding AG	64	51,722
Cie de Saint-Gobain SA	2,593	214,008
Daikin Industries Ltd.	1,552	185,707
	Number of Shares	Fair Value
Geberit AG	197	$132,327
Kingspan Group PLC	880	75,011
Nibe Industrier AB, Class B	8,621	35,797
Rockwool AS, Class B	557	15,422
Supreme Industries Ltd.	453	18,127
		1,005,334
Cargo Ground Transportation - 0.0%*
TFI International, Inc.	424	46,005
Casinos & Gaming - 0.0%*
Allwyn AG	1,582	23,860
Aristocrat Leisure Ltd.	3,199	100,937
Entain PLC	3,492	26,136
Evolution AB (f)	861	53,774
Galaxy Entertainment Group Ltd.	11,000	49,725
Genius Sports Ltd. (a)	5,146	22,797
Lottery Corp. Ltd.	14,397	53,373
Sands China Ltd.	12,800	27,284
Super Group SGHC Ltd.	3,772	40,738
		398,624
Coal & Consumable Fuels - 0.1%
Cameco Corp.	2,512	272,305
China Coal Energy Co. Ltd., Class H	15,000	25,284
China Shenhua Energy Co. Ltd., Class A	3,300	22,337
China Shenhua Energy Co. Ltd., Class H	28,490	168,659
Coal India Ltd.	12,795	61,174
Dian Swastatika Sentosa Tbk. PT (a)	7,000	27,185
Encore Energy Corp. (a)	4,374	7,873
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	3,800	16,631
Inner Mongolia Yitai Coal Co. Ltd., Class B	8,600	18,499
Petrindo Jaya Kreasi Tbk. PT	150,000	9,339
Shaanxi Coal Industry Co. Ltd., Class A	3,600	13,338
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	5,200	10,202
United Tractors Tbk. PT	14,700	26,858
Yankuang Energy Group Co. Ltd., Class A	4,485	12,565
Yankuang Energy Group Co. Ltd., Class H	26,900	50,092
		742,341
Commercial Printing - 0.0%*
Cimpress PLC (a)	409	29,857
Dai Nippon Printing Co. Ltd.	2,200	39,987
TOPPAN Holdings, Inc.	1,300	34,204
		104,048
Commodity Chemicals - 0.1%
Asahi Kasei Corp.	7,500	73,206
Barito Pacific Tbk. PT (a)	178,588	14,344
Chandra Asri Pacific Tbk. PT	76,300	21,437
Formosa Chemicals & Fibre Corp.	30,000	42,831
Formosa Plastics Corp.	39,000	56,735
Guangzhou Tinci Materials Technology Co. Ltd., Class A	1,860	12,492
See Notes to Schedule of Investments.

State Street Total Return V.I.S. Fund	63

State Street Total Return V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
Hengli Petrochemical Co. Ltd., Class A	7,500	$23,728
Jiangsu Eastern Shenghong Co. Ltd., Class A (a)	4,600	7,160
LB Group Co. Ltd., Class A	2,100	5,322
LG Chem Ltd.	397	81,147
Mesaieed Petrochemical Holding Co.	65,734	19,709
Nan Ya Plastics Corp.	43,000	102,799
Orion SA	1,390	9,035
Petronas Chemicals Group Bhd.	16,900	25,407
Rongsheng Petrochemical Co. Ltd., Class A	850	1,489
Satellite Chemical Co. Ltd., Class A	3,525	14,246
Saudi Basic Industries Corp.	6,954	111,116
Solar Industries India Ltd.	242	31,020
Toray Industries, Inc.	8,900	63,238
Yanbu National Petrochemical Co.	2,034	19,097
Zhejiang Juhua Co. Ltd., Class A	500	2,502
		738,060
Communications Equipment - 0.1%
Accton Technology Corp.	4,000	197,349
BYD Electronic International Co. Ltd.	6,520	23,456
Nokia OYJ	30,878	246,922
Suzhou TFC Optical Communication Co. Ltd., Class A	400	18,002
Telefonaktiebolaget LM Ericsson, Class B	16,282	184,457
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H (f)	3,500	84,588
Yealink Network Technology Corp. Ltd., Class A	1,540	7,384
Zhongji Innolight Co. Ltd., Class A	700	59,981
ZTE Corp., Class A	2,700	12,884
ZTE Corp., Class H	5,000	14,133
		849,156
Construction & Engineering - 0.2%
ACS Actividades de Construccion y Servicios SA	1,029	125,096
AtkinsRealis Group, Inc.	900	57,719
Bouygues SA	1,105	63,840
Budimex SA	101	18,082
China Energy Engineering Corp. Ltd., Class A	34,900	14,772
China National Chemical Engineering Co. Ltd., Class A	10,700	13,711
China Railway Group Ltd., Class A	5,800	4,586
China Railway Group Ltd., Class H	43,000	22,333
China State Construction Engineering Corp. Ltd., Class A	19,800	14,433
China State Construction International Holdings Ltd.	20,000	21,249
Eiffage SA	402	61,459
Gamuda Bhd.	39,271	36,466
HOCHTIEF AG	98	44,437
Hyundai Engineering & Construction Co. Ltd.	670	65,412
	Number of Shares	Fair Value
Kajima Corp.	2,400	$91,335
Larsen & Toubro Ltd.	5,536	205,816
Metallurgical Corp. of China Ltd., Class A	24,100	10,605
Obayashi Corp.	3,700	89,399
Power Construction Corp. of China Ltd., Class A	12,000	10,042
Rail Vikas Nigam Ltd.	4,468	11,886
Shimizu Corp.	3,200	57,273
Sichuan Road & Bridge Group Co. Ltd., Class A	9,800	14,288
Skanska AB, Class B	2,192	58,921
Stantec, Inc.	700	60,322
Taisei Corp.	900	93,016
Vinci SA	2,889	432,267
Voltas Ltd.	2,396	32,451
WSP Global, Inc.	781	121,161
		1,852,377
Construction Machinery & Heavy Transportation Equipment - 0.2%
Aebi Schmidt Holding AG	844	8,195
Alstom SA (a)	2,229	63,544
Ashok Leyland Ltd.	29,270	48,031
China CSSC Holdings Ltd., Class A	4,000	17,996
CRRC Corp. Ltd., Class A	13,000	12,006
CRRC Corp. Ltd., Class H	33,000	21,498
Cummins India Ltd.	1,341	64,208
Daimler Truck Holding AG	2,663	130,727
Epiroc AB, Class A	3,807	93,130
Epiroc AB, Class B	2,516	53,560
Hanwha Ocean Co. Ltd. (a)	1,048	86,268
HD Hyundai Heavy Industries Co. Ltd.	343	109,870
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	367	85,059
Hyundai Rotem Co. Ltd.	656	75,542
Knorr-Bremse AG	469	53,415
Komatsu Ltd.	5,514	219,039
Metso OYJ	3,807	65,768
Samsung Heavy Industries Co. Ltd. (a)	5,823	97,577
Sany Heavy Industry Co. Ltd., Class A	5,300	14,890
Sinotruk Hong Kong Ltd.	8,000	39,919
Tata Motors Ltd./new (a)	16,069	68,629
Volvo AB, Class A	2,388	77,729
Volvo AB, Class B	6,883	224,892
Weichai Power Co. Ltd., Class H	17,401	61,716
XCMG Construction Machinery Co. Ltd., Class A	9,300	13,695
Yangzijiang Shipbuilding Holdings Ltd.	16,700	49,434
Zhuzhou CRRC Times Electric Co. Ltd., Class H	3,800	17,772
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class A	8,700	10,934
		1,885,043
Construction Materials - 0.1%
Ambuja Cements Ltd.	6,240	26,621
Anhui Conch Cement Co. Ltd., Class A	2,769	9,334
Anhui Conch Cement Co. Ltd., Class H	12,081	32,887
See Notes to Schedule of Investments.

64	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
Asia Cement Corp.	23,000	$25,148
Cemex SAB de CV	133,800	152,404
China Jushi Co. Ltd., Class A	4,114	14,708
China National Building Material Co. Ltd., Class H	30,990	19,014
Grasim Industries Ltd.	2,556	69,363
Heidelberg Materials AG	777	163,458
Shree Cement Ltd.	67	16,382
Siam Cement PCL NVDR	5,839	37,252
TCC Group Holdings Co. Ltd.	59,595	43,408
Titan America SA (a)	657	9,842
UltraTech Cement Ltd.	919	104,967
		724,788
Consumer Electronics - 0.1%
Dixon Technologies India Ltd.	320	33,148
LG Electronics, Inc.	691	50,098
Panasonic Holdings Corp.	13,600	227,538
Sony Group Corp.	35,945	747,379
		1,058,163
Consumer Finance - 0.0%*
Bajaj Finance Ltd.	22,664	193,929
Cholamandalam Investment & Finance Co. Ltd.	3,448	49,851
Muthoot Finance Ltd.	1,041	34,958
SBI Cards & Payment Services Ltd.	330	2,211
Shriram Finance Ltd.	11,586	107,794
Sundaram Finance Ltd.	575	26,526
		415,269
Consumer Staples Merchandise Retail - 0.0%*
Aeon Co. Ltd.	12,925	154,157
Carrefour SA	3,452	63,715
Cencosud SA	10,731	29,063
Wal-Mart de Mexico SAB de CV	44,486	143,507
		390,442
Copper - 0.1%
Amman Mineral Internasional PT (a)	119,600	34,550
Antofagasta PLC	2,281	101,911
China Nonferrous Mining Corp. Ltd.	10,000	15,010
First Quantum Minerals Ltd. (a)	4,089	97,453
Jiangxi Copper Co. Ltd., Class H	8,782	39,008
KGHM Polska Miedz SA (a)	1,370	99,667
Lundin Mining Corp.	3,973	98,759
Southern Copper Corp.	1,289	221,785
Tongling Nonferrous Metals Group Co. Ltd., Class A	7,200	6,192
		714,335
Data Processing & Outsourced Services - 0.0%*
Computershare Ltd.	3,345	65,489
Distillers & Vintners - 0.1%
Anhui Gujing Distillery Co. Ltd., Class A	400	5,988
Davide Campari-Milano NV	3,097	22,057
Diageo PLC	12,974	240,387
Jiangsu King's Luck Brewery JSC Ltd., Class A	1,400	5,399
	Number of Shares	Fair Value
Kweichow Moutai Co. Ltd., Class A	700	$147,441
Luzhou Laojiao Co. Ltd., Class A	600	9,148
Pernod Ricard SA	1,165	86,358
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	440	9,160
United Spirits Ltd.	1,907	24,505
Wuliangye Yibin Co. Ltd., Class A	2,300	34,546
		584,989
Distributors - 0.0%*
D'ieteren Group	108	19,934
Zhejiang China Commodities City Group Co. Ltd., Class A	1,400	2,649
		22,583
Diversified Banks - 3.4%
ABN AMRO Bank NV	3,374	106,621
Absa Group Ltd.	7,354	104,719
Abu Dhabi Commercial Bank PJSC	30,671	104,717
Abu Dhabi Islamic Bank PJSC	13,145	75,627
Agricultural Bank of China Ltd., Class A	45,447	44,087
Agricultural Bank of China Ltd., Class H	224,717	160,762
AIB Group PLC	12,391	131,858
Akbank TAS	32,402	48,319
Al Rajhi Bank	16,071	458,131
Al Rayan Bank	59,930	35,980
Alinma Bank	12,239	94,777
Alpha Bank SA	10,624	39,283
AMMB Holdings Bhd.	24,600	40,224
ANZ Group Holdings Ltd.	17,611	439,592
Arab National Bank	8,992	51,630
Axis Bank Ltd.	19,561	242,267
Banca Monte dei Paschi di Siena SpA	11,408	99,226
Banco Bilbao Vizcaya Argentaria SA	33,390	718,932
Banco BPM SpA	6,558	90,937
Banco Bradesco SA	13,567	43,414
Banco Comercial Portugues SA, Class R	39,791	38,633
Banco de Chile	422,330	76,043
Banco de Credito e Inversiones SA	855	54,942
Banco de Sabadell SA	29,046	103,723
Banco do Brasil SA	13,300	58,580
Banco Santander Chile	538,485	44,234
Banco Santander SA	85,957	960,597
Bank AlBilad	6,798	49,689
Bank Al-Jazira	6,106	19,247
Bank Central Asia Tbk. PT	470,900	181,900
Bank Hapoalim BM	7,274	170,116
Bank Leumi Le-Israel BM	8,628	192,140
Bank Mandiri Persero Tbk. PT	295,000	82,807
Bank Millennium SA (a)	5,250	23,169
Bank Negara Indonesia Persero Tbk. PT	113,700	25,391
Bank of Baroda	8,996	23,715
Bank of Beijing Co. Ltd., Class A	12,200	9,733
Bank of China Ltd., Class A	17,494	14,876
Bank of China Ltd., Class H	592,868	378,616
See Notes to Schedule of Investments.

State Street Total Return V.I.S. Fund	65

State Street Total Return V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
Bank of Communications Co. Ltd., Class A	65,200	$66,123
Bank of Communications Co. Ltd., Class H	73,127	66,101
Bank of Ireland Group PLC	5,507	99,599
Bank of Montreal	4,095	552,886
Bank of Nova Scotia	7,250	501,170
Bank of NT Butterfield & Son Ltd.	991	52,008
Bank of Shanghai Co. Ltd., Class A	9,900	14,205
Bank of the Philippine Islands	17,822	29,307
Bank Polska Kasa Opieki SA	1,579	93,164
Bank Rakyat Indonesia Persero Tbk. PT	566,509	113,200
Bankinter SA	3,951	62,376
Banque Saudi Fransi	12,239	65,289
Barclays PLC	80,853	421,576
BAWAG Group AG (f)	442	66,984
BDO Unibank, Inc.	20,539	38,641
BNP Paribas SA	5,876	558,001
BOC Hong Kong Holdings Ltd.	21,500	118,631
Boubyan Bank KSCP	13,021	28,809
BPER Banca SpA	8,526	111,382
CaixaBank SA	22,524	269,157
Canadian Imperial Bank of Commerce	5,383	508,541
Canara Bank	19,083	25,141
Capitec Bank Holdings Ltd.	788	191,387
Chang Hwa Commercial Bank Ltd.	80,369	51,636
China CITIC Bank Corp. Ltd., Class H	63,881	64,714
China Common Rich Renewable Energy Investments Ltd. (a)(c)**	64,000	—
China Construction Bank Corp., Class A	23,400	32,735
China Construction Bank Corp., Class H	818,000	882,909
China Everbright Bank Co. Ltd., Class A	34,220	15,954
China Merchants Bank Co. Ltd., Class A	8,800	50,298
China Merchants Bank Co. Ltd., Class H	32,000	203,361
China Minsheng Banking Corp. Ltd., Class A	14,500	7,971
China Minsheng Banking Corp. Ltd., Class H	65,700	30,902
China Zheshang Bank Co. Ltd., Class A	23,140	10,079
CIMB Group Holdings Bhd.	71,394	133,922
Commercial Bank PSQC	29,636	34,723
Commercial International Bank - Egypt (CIB)	27,281	60,541
Commerzbank AG	4,258	154,838
Commonwealth Bank of Australia	9,796	1,138,781
Credicorp Ltd.	600	203,508
Credit Agricole SA	6,134	114,125
CTBC Financial Holding Co. Ltd.	148,000	240,517
Danske Bank AS	3,887	190,965
DBS Group Holdings Ltd.	12,441	551,716
DNB Bank ASA	5,151	160,207
Dubai Islamic Bank PJSC (a)	28,069	56,936
E.Sun Financial Holding Co. Ltd.	117,064	116,258
Emirates NBD Bank PJSC	16,052	120,934
	Number of Shares	Fair Value
Erste Group Bank AG	1,791	$192,862
Eurobank SA, Class A	24,458	97,621
FinecoBank Banca Fineco SpA	3,521	78,090
First Abu Dhabi Bank PJSC	37,015	175,630
First Financial Holding Co. Ltd.	88,118	78,511
Grupo Cibest SA	2,228	51,703
Grupo Financiero Banorte SAB de CV, Class O	22,400	246,802
Grupo Financiero Inbursa SAB de CV, Class O	11,800	29,530
Gulf Bank KSCP	17,838	18,956
Haci Omer Sabanci Holding AS	10,499	21,221
Hana Financial Group, Inc.	2,541	185,231
HDFC Bank Ltd.	94,730	742,024
Hong Leong Bank Bhd.	6,300	34,239
HSBC Holdings PLC	100,564	1,645,406
Hua Nan Financial Holdings Co. Ltd.	72,292	75,786
Huaxia Bank Co. Ltd., Class A	7,000	7,432
ICICI Bank Ltd.	45,363	582,336
IDFC First Bank Ltd.	32,400	20,279
IndusInd Bank Ltd. (a)	5,854	46,895
Industrial & Commercial Bank of China Ltd., Class A	33,600	37,161
Industrial & Commercial Bank of China Ltd., Class H	547,505	482,659
Industrial Bank Co. Ltd., Class A	12,500	34,061
Industrial Bank of Korea	2,374	34,291
ING Groep NV	17,061	441,448
Intesa Sanpaolo SpA	81,405	490,773
Israel Discount Bank Ltd., Class A	7,044	70,831
Japan Post Bank Co. Ltd.	10,400	169,216
Kasikornbank PCL	3,212	18,602
KB Financial Group, Inc.	3,042	298,635
KBC Group NV	1,335	162,877
Komercni Banka AS	792	40,241
Kotak Mahindra Bank Ltd.	44,034	165,759
Krung Thai Bank PCL NVDR	36,068	38,571
Kuwait Finance House KSCP	93,309	242,615
Lloyds Banking Group PLC	344,003	424,790
Malayan Banking Bhd.	45,189	127,193
mBank SA (a)	162	46,932
Mega Financial Holding Co. Ltd.	92,795	112,620
Metropolitan Bank & Trust Co.	14,020	14,655
Mitsubishi UFJ Financial Group, Inc.	65,982	1,114,630
Mizrahi Tefahot Bank Ltd.	896	65,203
Mizuho Financial Group, Inc.	14,600	589,632
Moneta Money Bank AS (f)	2,917	25,322
National Australia Bank Ltd.	17,935	514,984
National Bank of Canada	2,249	290,095
National Bank of Greece SA	7,675	118,188
National Bank of Kuwait SAKP	71,282	211,282
NatWest Group PLC	46,688	344,581
Nedbank Group Ltd.	4,003	62,383
Nordea Bank Abp	18,035	307,949
NU Holdings Ltd., Class A (a)	47,900	688,323
OTP Bank Nyrt	2,041	217,158
Oversea-Chinese Banking Corp. Ltd.	19,730	336,765
Ping An Bank Co. Ltd., Class A	9,900	15,942
Piraeus Bank SA	10,654	87,257
See Notes to Schedule of Investments.

66	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
Postal Savings Bank of China Co. Ltd., Class A	12,000	$8,932
Postal Savings Bank of China Co. Ltd., Class H (f)	75,675	47,546
Powszechna Kasa Oszczednosci Bank Polski SA	6,517	153,498
Public Bank Bhd.	111,100	128,997
Punjab National Bank	18,098	19,389
Qatar International Islamic Bank QSC	8,620	26,375
Qatar Islamic Bank QPSC	11,475	71,707
Qatar National Bank QPSC	40,852	191,189
Raiffeisen Bank International AG	688	29,372
RHB Bank Bhd.	17,271	36,129
Riyad Bank	11,123	88,110
Royal Bank of Canada	8,217	1,324,094
Santander Bank Polska SA	259	40,891
Saudi Awwal Bank	8,530	85,255
Saudi Investment Bank	5,604	19,865
Saudi National Bank	22,889	258,390
Sberbank of Russia PJSC (a)(c)**	192,160	—
SCB X PCL NVDR	10,310	45,322
Shanghai Commercial & Savings Bank Ltd.	26,565	32,562
Shanghai Pudong Development Bank Co. Ltd., Class A	14,400	21,225
Shanghai Rural Commercial Bank Co. Ltd., Class A	5,400	7,123
Shinhan Financial Group Co. Ltd.	3,753	223,684
SinoPac Financial Holdings Co. Ltd.	122,703	119,133
Skandinaviska Enskilda Banken AB, Class A	8,802	161,634
Societe Generale SA	4,027	293,110
Standard Bank Group Ltd.	11,904	213,107
Standard Chartered PLC	11,184	232,210
State Bank of India	14,438	150,576
Sumitomo Mitsui Financial Group, Inc.	21,399	701,903
Sumitomo Mitsui Trust Group, Inc.	3,700	117,584
Svenska Handelsbanken AB, Class A	8,456	110,784
Swedbank AB, Class A	4,937	167,218
Taiwan Business Bank	68,614	32,556
Taiwan Cooperative Financial Holding Co. Ltd.	84,073	62,200
TCS Group Holding PLC GDR (a)(c)**	500	—
TMBThanachart Bank PCL	400,000	27,896
Toronto-Dominion Bank	9,878	919,601
TS Financial Holding Co. Ltd.	175,309	128,947
Turkiye Is Bankasi AS, Class C	71,659	21,232
UniCredit SpA	8,197	586,227
Union Bank of India Ltd.	17,524	30,725
United Overseas Bank Ltd.	7,300	208,247
VTB Bank PJSC (a)(c)**	14,053	—
Westpac Banking Corp.	19,996	548,550
Woori Financial Group, Inc.	5,721	125,415
Yapi ve Kredi Bankasi AS (a)	23,452	17,550
Yes Bank Ltd. (a)	126,490	23,231
		34,954,931
	Number of Shares	Fair Value
Diversified Capital Markets - 0.2%
Banco BTG Pactual SA	11,208	$120,817
Deutsche Bank AG	10,590	314,164
Macquarie Group Ltd.	2,112	297,828
Mirae Asset Securities Co. Ltd.	1,580	66,961
UBS Group AG	18,567	720,431
		1,520,201
Diversified Chemicals - 0.1%
BASF SE	5,205	319,566
Mitsubishi Chemical Group Corp.	7,700	44,906
Ningxia Baofeng Energy Group Co. Ltd., Class A	3,200	13,464
Pidilite Industries Ltd.	2,454	33,247
Sasol Ltd. (a)	4,033	52,586
SRF Ltd.	1,201	31,186
		494,955
Diversified Financial Services - 0.1%
Bajaj Finserv Ltd.	3,489	60,604
Banca Mediolanum SpA	1,143	23,085
FirstRand Ltd.	44,771	226,569
Jio Financial Services Ltd.	26,009	62,123
M&G PLC	14,762	53,423
Meritz Financial Group, Inc. (a)	739	56,039
ORIX Corp.	6,800	201,277
Poste Italiane SpA (f)	2,624	61,571
Sony Financial Group, Inc.	34,045	31,112
Yuanta Financial Holding Co. Ltd.	92,528	131,534
		907,337
Diversified Metals & Mining - 0.4%
Anglo American PLC	6,525	279,117
BHP Group Ltd.	29,724	1,067,618
Boliden AB (a)	1,644	85,642
Bumi Resources Minerals Tbk. PT (a)	416,700	18,219
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	2,000	13,943
Cia de Minas Buenaventura SAA ADR (d)	1,600	57,664
CMOC Group Ltd., Class A	14,500	36,982
CMOC Group Ltd., Class H	33,000	69,413
Critical Metals Corp. (a)	1,295	10,282
Glencore PLC (a)	58,258	439,605
GMK Norilskiy Nickel PAO (a)(c)**	30,500	—
Grupo Mexico SAB de CV	27,642	294,047
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	4,000	18,046
Ivanhoe Mines Ltd., Class A (a)	5,082	43,298
JX Advanced Metals Corp.	3,200	70,753
Lifezone Metals Ltd. (a)	965	3,242
Lynas Rare Earths Ltd. (a)	5,213	70,261
MMC Norilsk Nickel PJSC ADR (a)(c)**	8,131	—
MMG Ltd. (a)	36,000	34,113
Rio Tinto Ltd.	2,164	244,060
Rio Tinto PLC	6,600	610,039
Saudi Arabian Mining Co. (a)	12,040	208,088
South32 Ltd.	25,824	77,623
Sumitomo Metal Mining Co. Ltd.	1,400	81,287
See Notes to Schedule of Investments.

State Street Total Return V.I.S. Fund	67

State Street Total Return V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
Teck Resources Ltd., Class B	2,610	$134,844
Vedanta Ltd.	13,242	92,908
Western Mining Co. Ltd., Class A	1,400	5,178
		4,066,272
Diversified Real Estate Activities - 0.1%
Aldar Properties PJSC (a)	35,099	75,864
Ayala Land, Inc.	55,900	14,948
Daito Trust Construction Co. Ltd.	1,800	42,079
Daiwa House Industry Co. Ltd.	3,200	100,150
DLF Ltd.	4,972	26,728
Makkah Construction & Development Co.	893	20,217
Mitsubishi Estate Co. Ltd.	6,200	171,674
Mitsui Fudosan Co. Ltd.	15,400	163,773
Phoenix Mills Ltd.	2,078	33,306
Sumitomo Realty & Development Co. Ltd.	3,500	99,075
Sun Hung Kai Properties Ltd.	8,500	141,550
Wharf Holdings Ltd.	6,000	16,561
		905,925
Diversified REITs - 0.0%*
CapitaLand Integrated Commercial Trust	34,912	62,390
Covivio SA	331	19,719
Fibra Uno Administracion SA de CV	24,600	39,774
Land Securities Group PLC	3,910	28,735
Stockland	15,234	45,395
		196,013
Diversified Support Services - 0.0%*
Brambles Ltd.	7,871	122,625
Element Fleet Management Corp.	2,547	55,063
RB Global, Inc.	2,242	214,613
		392,301
Drug Retail - 0.0%*
Alibaba Health Information Technology Ltd. (a)	38,000	22,918
Clicks Group Ltd.	2,503	42,326
JD Health International, Inc. (a)(f)	9,950	60,741
MatsukiyoCocokara & Co.	1,700	26,992
Raia Drogasil SA	9,998	45,051
Tsuruha Holdings, Inc.	1,400	21,829
		219,857
Education Services - 0.0%*
New Oriental Education & Technology Group, Inc.	10,700	60,615
Pearson PLC	3,715	48,797
TAL Education Group ADR (a)(d)	3,800	43,206
		152,618
Electric Utilities - 0.4%
Acciona SA	155	40,630
Axia Energia	11,827	132,630
BKW AG	125	24,524
CEZ AS	1,188	66,862
Chubu Electric Power Co., Inc.	3,900	64,143
Cia Paranaense de Energia - Copel	11,700	34,572
	Number of Shares	Fair Value
CK Infrastructure Holdings Ltd.	3,500	$28,071
CLP Holdings Ltd.	9,500	89,453
Contact Energy Ltd.	4,959	26,167
CPFL Energia SA	2,500	23,344
EDP SA	18,113	95,546
Elia Group SA (a)	241	36,900
Emera, Inc.	1,705	88,100
Endesa SA	1,827	75,951
Enel Chile SA	255,380	19,553
Enel SpA	47,537	518,073
Energisa SA	2,713	27,255
Equatorial SA	11,213	87,545
Fortis, Inc.	2,968	165,058
Fortum OYJ	2,575	65,642
Hydro One Ltd. (f)	1,879	77,352
Iberdrola SA	37,644	859,106
Inter RAO UES PJSC (a)(c)**	467,243	—
Interconexion Electrica SA ESP	4,716	36,093
Kansai Electric Power Co., Inc.	5,500	91,222
Korea Electric Power Corp.	2,189	62,234
Manila Electric Co.	2,390	24,293
Origin Energy Ltd.	9,929	84,815
PGE Polska Grupa Energetyczna SA (a)	10,086	28,488
Power Assets Holdings Ltd.	8,000	62,424
Power Grid Corp. of India Ltd.	39,823	125,374
Public Power Corp. SA	1,890	39,389
Redeia Corp. SA	2,552	43,121
Saudi Energy Co.	6,652	30,257
SSE PLC	7,035	242,290
Tata Power Co. Ltd.	14,815	59,640
Tenaga Nasional Bhd.	25,400	87,485
Terna - Rete Elettrica Nazionale	8,124	92,624
Torrent Power Ltd.	1,639	22,768
Verbund AG	428	32,604
		3,811,598
Electrical Components & Equipment - 0.3%
ABB Ltd.	9,169	741,848
Bizlink Holding, Inc.	1,000	57,421
CG Power & Industrial Solutions Ltd.	7,135	49,685
CNGR Advanced Material Co. Ltd., Class A	280	2,026
Contemporary Amperex Technology Co. Ltd., Class A	2,400	142,029
Contemporary Amperex Technology Co. Ltd., Class H	700	55,803
Ecopro BM Co. Ltd.	456	59,742
Ecopro Co. Ltd.	831	80,228
Eve Energy Co. Ltd., Class A	100	918
Fortune Electric Co. Ltd.	1,320	33,732
Fuji Electric Co. Ltd.	900	62,894
Fujikura Ltd.	9,000	246,919
Goneo Group Co. Ltd., Class A	812	4,950
Havells India Ltd.	1,894	23,775
Jiangsu Zhongtian Technology Co. Ltd., Class A	4,400	19,510
Legrand SA	1,528	236,632
LG Energy Solution Ltd. (a)	383	104,778
LS Electric Co. Ltd.	134	66,978
NIDEC Corp.	5,300	67,138
See Notes to Schedule of Investments.

68	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
Ningbo Deye Technology Co. Ltd., Class A	705	$13,565
Polycab India Ltd.	418	30,586
POSCO Future M Co. Ltd.	279	38,541
Prysmian SpA	1,638	192,822
Sungrow Power Supply Co. Ltd., Class A	660	14,683
T1 Energy, Inc. (a)	4,831	21,208
TBEA Co. Ltd., Class A	5,460	21,354
Teco Electric & Machinery Co. Ltd.	8,000	15,710
WEG SA	14,646	143,068
Zhejiang Chint Electrics Co. Ltd., Class A	1,800	8,596
Zhejiang Huayou Cobalt Co. Ltd., Class A	1,530	13,319
		2,570,458
Electronic Components - 0.3%
Avary Holding Shenzhen Co. Ltd., Class A	2,900	22,412
BOE Technology Group Co. Ltd., Class A	28,600	16,325
Chaozhou Three-Circle Group Co. Ltd., Class A	2,200	17,263
Delta Electronics Thailand PCL NVDR	26,640	216,370
Delta Electronics, Inc.	16,000	721,446
E Ink Holdings, Inc.	7,000	30,534
Elite Material Co. Ltd.	3,000	256,039
Eoptolink Technology, Inc. Ltd., Class A	600	39,828
Gold Circuit Electronics Ltd.	3,000	84,594
Ibiden Co. Ltd.	1,500	74,879
Innolux Corp.	75,293	57,785
Kyocera Corp.	7,400	113,194
Largan Precision Co. Ltd.	1,000	68,593
Lens Technology Co. Ltd., Class A	4,960	20,628
LG Display Co. Ltd. (a)	2,053	15,075
Lingyi iTech Guangdong Co., Class A	8,000	15,192
Lotes Co. Ltd.	1,000	66,737
Luxshare Precision Industry Co. Ltd., Class A	5,600	41,148
Murata Manufacturing Co. Ltd.	9,700	217,114
Samsung Electro-Mechanics Co. Ltd.	466	133,513
Samsung SDI Co. Ltd. (a)	522	144,638
Shengyi Technology Co. Ltd., Class A	1,400	11,244
Shennan Circuits Co. Ltd., Class A	340	11,104
Sunny Optical Technology Group Co. Ltd.	7,100	49,509
TDK Corp.	11,300	146,435
Unimicron Technology Corp.	11,338	165,902
Victory Giant Technology Huizhou Co. Ltd., Class A	500	18,705
Yageo Corp.	14,572	115,154
Zhen Ding Technology Holding Ltd.	5,665	37,858
		2,929,218
Electronic Equipment & Instruments - 0.1%
Chroma ATE, Inc.	3,000	143,953
Halma PLC	2,198	111,750
Hexagon AB, Class B	12,035	116,393
Keyence Corp.	1,182	419,664
	Number of Shares	Fair Value
Shimadzu Corp.	1,500	$35,558
SUPCON Technology Co. Ltd., Class A	1,570	14,863
TCL Technology Group Corp., Class A	14,329	8,936
Wuhan Guide Infrared Co. Ltd., Class A (a)	4,550	8,445
Yokogawa Electric Corp.	1,500	46,244
Zhejiang Dahua Technology Co. Ltd., Class A	2,800	6,921
		912,727
Electronic Manufacturing Services - 0.1%
AAC Technologies Holdings, Inc.	6,000	25,739
Celestica, Inc. (a)	669	188,119
Fabrinet (a)	859	447,986
Foxconn Industrial Internet Co. Ltd., Class A	5,500	42,462
GoerTek, Inc., Class A	2,448	8,154
Hon Hai Precision Industry Co. Ltd.	107,000	654,066
Wingtech Technology Co. Ltd., Class A (a)	1,200	5,448
		1,371,974
Environmental & Facilities Services - 0.0%*
Rentokil Initial PLC	14,588	90,197
Zhejiang Weiming Environment Protection Co. Ltd., Class A	2,300	8,409
		98,606
Fertilizers & Agricultural Chemicals - 0.1%
Coromandel International Ltd.	1,085	22,095
ICL Group Ltd.	3,878	19,931
Nutrien Ltd.	2,830	212,947
PhosAgro PJSC (a)(c)**	13	—
PhosAgro PJSC GDR (a)(c)**	1,956	—
PI Industries Ltd.	788	22,809
Qinghai Salt Lake Industry Co. Ltd., Class A (a)	3,300	17,981
SABIC Agri-Nutrients Co.	2,118	81,339
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	2,470	12,946
UPL Ltd.	4,421	26,818
Yara International ASA	1,041	60,488
		477,354
Financial Exchanges & Data - 0.2%
ASX Ltd.	1,242	44,733
B3 SA - Brasil Bolsa Balcao	43,000	151,514
BSE Ltd.	1,766	50,843
Deutsche Boerse AG	1,099	320,930
East Money Information Co. Ltd., Class A	10,388	28,721
Euronext NV (f)	447	71,553
Hithink RoyalFlush Information Network Co. Ltd., Class A	500	21,864
Hong Kong Exchanges & Clearing Ltd.	6,983	352,323
Japan Exchange Group, Inc.	5,600	65,239
London Stock Exchange Group PLC	2,674	314,597
Moscow Exchange MICEX-RTS PJSC (a)(c)**	17,461	—
Saudi Tadawul Group Holding Co.	423	15,663
Singapore Exchange Ltd.	4,936	75,040
See Notes to Schedule of Investments.

State Street Total Return V.I.S. Fund	69

State Street Total Return V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
TMX Group Ltd.	1,786	$63,132
		1,576,152
Food Distributors - 0.0%*
Bid Corp. Ltd.	1,882	44,812
Food Retail - 0.2%
Alimentation Couche-Tard, Inc.	4,249	240,073
Avenue Supermarts Ltd. (a)(f)	1,195	50,301
BIM Birlesik Magazalar AS	4,120	63,449
Coles Group Ltd.	7,772	116,998
CP ALL PCL NVDR	44,524	62,091
Dino Polska SA (a)(f)	3,060	27,537
Empire Co. Ltd., Class A	669	23,888
George Weston Ltd.	1,058	74,508
Grupo Comercial Chedraui SA de CV	2,700	15,759
J Sainsbury PLC	11,138	49,791
Jeronimo Martins SGPS SA	1,582	37,708
Kesko OYJ, Class B	1,509	33,407
Koninklijke Ahold Delhaize NV	5,194	241,117
Loblaw Cos. Ltd.	3,394	154,238
Marks & Spencer Group PLC	13,239	59,430
Metro, Inc.	1,256	85,662
President Chain Store Corp.	6,000	42,258
Seven & i Holdings Co. Ltd.	12,151	163,031
Shoprite Holdings Ltd.	4,310	69,869
Sumber Alfaria Trijaya Tbk. PT	150,100	13,172
Tesco PLC	37,213	233,019
Woolworths Group Ltd.	7,104	178,079
Zabka Group SA (a)	3,460	20,619
		2,056,004
Footwear - 0.0%*
Asics Corp.	4,000	107,280
Birkenstock Holding PLC (a)	400	14,332
On Holding AG, Class A (a)	1,200	40,824
		162,436
Forest Products - 0.0%*
Svenska Cellulosa AB SCA, Class B	3,945	45,454
Gas Utilities - 0.1%
AltaGas Ltd.	1,809	62,545
APA Group	7,501	51,294
Beijing Enterprises Holdings Ltd.	3,000	11,471
Brookfield Infrastructure Corp., Class A	2,887	114,094
China Gas Holdings Ltd.	25,616	23,410
China Resources Gas Group Ltd.	7,700	18,765
ENN Energy Holdings Ltd.	7,200	58,633
GAIL India Ltd.	27,049	39,645
Hong Kong & China Gas Co. Ltd.	71,650	65,185
Italgas SpA	3,833	44,509
Kunlun Energy Co. Ltd.	40,000	36,554
Naturgy Energy Group SA	1,517	45,270
Osaka Gas Co. Ltd.	2,100	84,854
Petronas Gas Bhd.	6,549	29,049
Snam SpA	11,631	87,832
Tokyo Gas Co. Ltd.	1,800	84,568
		857,678
	Number of Shares	Fair Value
Gold - 0.4%
Agnico Eagle Mines Ltd.	2,922	$591,226
Alamos Gold, Inc., Class A	2,402	106,524
Anglogold Ashanti PLC	7,063	693,228
Barrick Mining Corp.	9,878	402,396
Caledonia Mining Corp. PLC	439	9,917
China Gold International Resources Corp. Ltd.	1,500	29,704
Endeavour Mining PLC	1,238	74,313
Evolution Mining Ltd.	11,755	105,076
Franco-Nevada Corp.	1,159	286,065
Gold Fields Ltd.	7,596	345,050
Harmony Gold Mining Co. Ltd.	4,597	69,423
Kinross Gold Corp.	7,070	215,461
Lundin Gold, Inc.	700	53,325
Northern Star Resources Ltd.	7,872	113,596
Novagold Resources, Inc. (a)	6,680	59,986
Pan American Silver Corp.	2,450	133,600
Polyus PJSC GDR (a)(c)**	977	—
Polyus PJSC (a)(c)**	1,220	—
Shandong Gold Mining Co. Ltd., Class H (f)	8,500	35,856
SSR Mining, Inc. (a)	4,883	143,560
Vox Royalty Corp.	1,313	6,880
Wheaton Precious Metals Corp.	2,619	342,682
Zhaojin Mining Industry Co. Ltd., Class H	13,500	56,094
Zhongjin Gold Corp. Ltd., Class A	4,900	19,390
Zijin Gold International Co. Ltd. (a)	2,000	45,523
Zijin Mining Group Co. Ltd., Class A	6,300	30,602
Zijin Mining Group Co. Ltd., Class H	55,119	247,984
		4,217,461
Healthcare Distributors - 0.0%*
Huadong Medicine Co. Ltd., Class A	1,700	8,761
Sigma Healthcare Ltd.	33,450	61,362
Sinopharm Group Co. Ltd., Class H	11,600	30,098
		100,221
Healthcare Equipment - 0.1%
BioMerieux	229	24,388
Cochlear Ltd.	423	49,410
Demant AS (a)	524	15,830
Fisher & Paykel Healthcare Corp. Ltd.	3,380	72,755
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	600	2,967
Koninklijke Philips NV	4,464	121,715
Olympus Corp.	7,000	66,530
Shanghai United Imaging Healthcare Co. Ltd., Class A	832	13,577
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	600	14,449
Siemens Healthineers AG (f)	1,951	82,979
Smith & Nephew PLC	4,648	73,370
Sonova Holding AG	291	66,026
Straumann Holding AG	654	68,087
Sysmex Corp.	2,800	24,359
See Notes to Schedule of Investments.

70	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
Terumo Corp.	7,700	$103,197
		799,639
Healthcare Facilities - 0.0%*
Aier Eye Hospital Group Co. Ltd., Class A	1,782	2,470
Apollo Hospitals Enterprise Ltd.	971	76,711
Bangkok Dusit Medical Services PCL NVDR	90,255	51,449
Bumrungrad Hospital PCL NVDR	5,097	25,456
Dr. Sulaiman Al Habib Medical Services Group Co.	883	60,680
Fortis Healthcare Ltd.	4,586	38,833
IHH Healthcare Bhd.	22,100	49,205
Max Healthcare Institute Ltd.	6,580	67,516
Mouwasat Medical Services Co.	678	13,126
Rede D'Or Sao Luiz SA (f)	7,000	52,239
		437,685
Healthcare Services - 0.0%*
Fresenius Medical Care AG	1,417	64,012
Fresenius SE & Co. KGaA	2,449	126,691
Nano-X Imaging Ltd. (a)	1,647	3,739
Sonic Healthcare Ltd.	2,622	36,983
		231,425
Healthcare Supplies - 0.1%
Coloplast AS, Class B	814	55,276
EssilorLuxottica SA	1,759	408,597
HLB, Inc. (a)	793	26,198
Hoya Corp.	2,000	345,882
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	16,000	7,694
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	800	5,722
		849,369
Healthcare Technology - 0.0%*
M3, Inc.	2,300	23,551
Pro Medicus Ltd.	297	24,299
		47,850
Heavy Electrical Equipment - 0.2%
ABB India Ltd.	503	31,796
Bharat Heavy Electricals Ltd.	9,175	23,977
Dongfang Electric Corp. Ltd., Class A	4,000	20,617
Doosan Enerbility Co. Ltd. (a)	3,971	249,530
GE Vernova T&D India Ltd.	980	37,919
Goldwind Science & Technology Co. Ltd., Class A	2,800	10,841
HD Hyundai Electric Co. Ltd.	200	113,338
Hitachi Energy India Ltd.	96	24,826
Hyosung Heavy Industries Corp.	52	87,806
Mitsubishi Electric Corp.	11,100	362,170
NARI Technology Co. Ltd., Class A	6,355	24,103
Shanghai Electric Group Co. Ltd., Class A (a)	1,100	1,285
Siemens Energy AG	4,534	779,416
Suzlon Energy Ltd. (a)	103,862	44,018
	Number of Shares	Fair Value
Vestas Wind Systems AS	5,861	$176,281
		1,987,923
Highways & Railtracks - 0.0%*
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	33,600	24,709
Getlink SE	1,672	35,966
Jiangsu Expressway Co. Ltd., Class H	10,000	12,898
Motiva Infraestrutura de Mobilidade SA	6,500	19,679
Promotora y Operadora de Infraestructura SAB de CV	1,620	26,023
Salik Co. PJSC	16,929	23,806
Transurban Group	18,116	175,425
		318,506
Home Building - 0.0%*
Barratt Redrow PLC	7,035	24,378
Sekisui House Ltd.	3,458	77,296
		101,674
Home Furnishing Retail - 0.0%*
Nitori Holdings Co. Ltd.	2,500	39,623
Home Improvement Retail - 0.0%*
Kingfisher PLC	10,772	40,807
Mr. DIY Group M Bhd. (f)	42,900	16,297
		57,104
Hotels, Resorts & Cruise Lines - 0.1%
Accor SA	1,181	56,466
Amadeus IT Group SA	2,616	149,112
H World Group Ltd. ADR (d)	1,800	90,522
Hanjin Kal Corp.	197	14,661
Indian Hotels Co. Ltd.	6,335	38,594
Jabal Omar Development Co. (a)	5,164	22,093
Minor International PCL NVDR	27,566	18,374
Tongcheng Travel Holdings Ltd.	12,400	28,692
Trip.com Group Ltd. (a)	5,250	259,481
Whitbread PLC	883	27,048
		705,043
Household Appliances - 0.0%*
Ecovacs Robotics Co. Ltd., Class A	400	3,581
Gree Electric Appliances, Inc. of Zhuhai, Class A	1,500	8,258
Haier Smart Home Co. Ltd., Class A	5,200	16,263
Haier Smart Home Co. Ltd., Class H	15,800	42,333
Midea Group Co. Ltd., Class A	1,500	16,712
Midea Group Co. Ltd., Class H	3,700	39,825
		126,972
Household Products - 0.1%
Essity AB, Class B	3,484	89,231
Henkel AG & Co. KGaA	672	48,118
Kimberly-Clark de Mexico SAB de CV, Class A	14,700	34,571
Reckitt Benckiser Group PLC	3,761	251,954
Unicharm Corp.	6,200	36,263
		460,137
See Notes to Schedule of Investments.

State Street Total Return V.I.S. Fund	71

State Street Total Return V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
Human Resource & Employment Services - 0.0%*
Kanzhun Ltd. ADR (d)	3,500	$46,865
Randstad NV	643	16,729
Recruit Holdings Co. Ltd.	8,237	358,017
		421,611
Independent Power Producers & Energy Traders - 0.1%
ACWA Power Co. (a)	1,095	50,784
Adani Power Ltd. (a)	25,640	40,807
CGN Power Co. Ltd., Class H (f)	59,000	26,561
China National Nuclear Power Co. Ltd., Class A	16,500	21,684
China Power International Development Ltd.	31,000	12,554
China Resources Power Holdings Co. Ltd.	12,000	28,035
Eneva SA (a)	7,000	32,896
GD Power Development Co. Ltd., Class A	10,800	7,590
Gulf Development PCL	11,571	20,788
Gulf Development PCL NVDR	31,974	58,207
Huaneng Power International, Inc., Class A	7,700	7,861
Huaneng Power International, Inc., Class H	34,000	25,748
JSW Energy Ltd.	2,945	14,756
NTPC Ltd.	38,562	151,880
RWE AG	3,684	247,072
SDIC Power Holdings Co. Ltd., Class A	5,600	11,503
Zhejiang Zheneng Electric Power Co. Ltd., Class A	11,500	9,097
		767,823
Industrial Conglomerates - 0.3%
Astra International Tbk. PT	183,000	67,557
Ayala Corp.	2,100	17,555
Bidvest Group Ltd.	3,290	43,735
Brookfield Business Corp., Class A	541	17,117
CITIC Ltd.	39,000	59,398
CK Hutchison Holdings Ltd.	15,500	118,994
Doosan Co. Ltd.	62	45,026
Far Eastern New Century Corp.	23,000	19,140
Grupo Carso SAB de CV	4,960	37,010
Hikari Tsushin, Inc.	100	25,380
Hitachi Ltd.	26,770	783,411
Industries Qatar QSC	14,682	42,905
Investment AB Latour, Class B	877	18,788
Jardine Matheson Holdings Ltd.	1,000	71,883
Keppel Ltd.	8,400	77,116
KOC Holding AS	7,366	32,417
LG Corp.	356	20,129
Lifco AB, Class B	1,512	45,455
Samsung C&T Corp.	742	130,041
Sekisui Chemical Co. Ltd.	2,100	35,171
Siemens AG	4,448	1,080,262
Siemens Ltd. (a)	695	21,715
SK Square Co. Ltd. (a)	774	254,841
SK, Inc.	337	69,285
SM Investments Corp.	2,060	21,024
Smiths Group PLC	2,039	61,992
Sunway Bhd.	19,200	23,000
Swire Pacific Ltd., Class A	2,000	21,862
		3,262,209
	Number of Shares	Fair Value
Industrial Gases - 0.1%
Air Liquide SA	3,388	$698,083
Nippon Sanso Holdings Corp.	1,100	38,910
		736,993
Industrial Machinery & Supplies & Components - 0.3%
Airtac International Group	1,364	43,444
Alfa Laval AB	1,671	90,832
Atlas Copco AB, A Shares	15,665	274,708
Atlas Copco AB, B Shares	9,060	140,742
Daifuku Co. Ltd.	1,900	66,925
Ebara Corp.	2,700	76,247
FANUC Corp.	5,400	187,772
GEA Group AG	942	67,345
Haitian International Holdings Ltd.	3,655	9,499
IHI Corp.	6,000	123,498
Indutrade AB	1,718	39,145
Jiangsu Hengli Hydraulic Co. Ltd., Class A	900	12,688
Kawasaki Heavy Industries Ltd.	4,500	84,427
Kone OYJ, Class B	1,971	125,433
Luxfer Holdings PLC	717	8,733
Makita Corp.	1,400	45,902
Minebea Mitsumi, Inc.	2,300	38,099
Mitsubishi Heavy Industries Ltd.	18,770	514,489
Rational AG	30	21,940
Sandvik AB	6,212	237,307
Schindler Holding AG	387	124,664
Shenzhen Inovance Technology Co. Ltd., Class A	50	490
SKF AB, Class B	2,203	52,773
SMC Corp.	357	140,068
Spirax Group PLC	478	42,724
Techtronic Industries Co. Ltd.	8,500	112,896
Trelleborg AB, B Shares	1,312	48,761
UBTech Robotics Corp. Ltd., Class H (a)	1,600	17,809
VAT Group AG (f)	156	96,841
Wartsila OYJ Abp	2,911	108,086
		2,954,287
Industrial REITs - 0.0%*
CapitaLand Ascendas REIT	25,400	48,852
Goodman Group	11,908	212,226
Prologis Property Mexico SA de CV	10,701	46,424
Segro PLC	7,396	63,168
		370,670
Insurance Brokers - 0.0%*
PB Fintech Ltd. (a)	2,844	43,230
Integrated Oil & Gas - 0.4%
Cenovus Energy, Inc.	8,171	216,168
China Petroleum & Chemical Corp., Class A	14,300	12,138
China Petroleum & Chemical Corp., Class H	190,000	109,232
Eni SpA	11,934	338,257
Equinor ASA	4,458	188,798
Galp Energia SGPS SA	2,445	58,440
Gazprom PJSC ADR (a)(c)**	77,360	—
Gazprom PJSC (a)(c)**	56,590	—
Imperial Oil Ltd.	977	127,562
See Notes to Schedule of Investments.

72	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
LUKOIL PJSC (a)(c)**	7,480	$—
MOL Hungarian Oil & Gas PLC	3,942	46,861
Novatek PJSC GDR (a)(c)**	1,641	—
Oil & Natural Gas Corp. Ltd.	24,189	72,874
OMV AG	863	62,938
PetroChina Co. Ltd., Class A	11,800	20,639
PetroChina Co. Ltd., Class H	180,000	246,966
Petroleo Brasileiro SA - Petrobras	33,600	346,877
PTT PCL NVDR	76,605	81,297
Repsol SA	6,563	184,155
Rosneft Oil Co. PJSC (a)(c)**	20,586	—
Saudi Arabian Oil Co. (f)	51,123	370,090
Suncor Energy, Inc.	7,054	465,077
Surgutneftegas PAO (a)(c)**	31,000	—
Surgutneftegas PJSC ADR (a)(c)**	9,978	—
TotalEnergies SE	11,622	1,063,230
		4,011,599
Integrated Telecommunication Services - 0.3%
BCE, Inc.	432	10,865
BT Group PLC	34,572	96,532
Cellnex Telecom SA (a)(f)	2,758	88,403
China Tower Corp. Ltd., Class H (f)	31,400	42,939
Chunghwa Telecom Co. Ltd.	30,071	125,360
Deutsche Telekom AG	21,522	800,735
Elisa OYJ	925	44,915
Emirates Telecommunications Group Co. PJSC	29,734	153,558
Hellenic Telecommunications Organization SA	1,362	25,611
HKT Trust & HKT Ltd.	20,815	32,532
Indus Towers Ltd. (a)	11,772	52,408
Koninklijke KPN NV	22,179	123,227
LG Uplus Corp.	2,052	21,340
NTT, Inc.	173,725	173,385
Ooredoo QPSC	7,867	26,834
Orange SA	10,843	221,613
Saudi Telecom Co.	17,657	200,121
Singapore Telecommunications Ltd.	43,200	165,413
Swisscom AG	150	125,256
Tata Communications Ltd.	684	9,720
Telecom Italia SpA (a)	74,431	52,093
Telefonica Brasil SA	7,060	55,742
Telefonica SA	21,270	92,774
Telekom Malaysia Bhd.	5,897	10,353
Telenor ASA	3,608	63,078
Telia Co. AB	13,553	69,001
Telkom Indonesia Persero Tbk. PT	411,200	74,040
Telstra Group Ltd.	22,714	83,238
TELUS Corp.	3,248	41,614
True Corp. PCL NVDR	87,240	38,387
		3,121,087
Interactive Home Entertainment - 0.1%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	3,000	9,440
Capcom Co. Ltd.	2,200	46,378
CD Projekt SA	649	41,579
International Games System Co. Ltd.	2,000	47,774
Kingsoft Corp. Ltd.	9,800	28,557
	Number of Shares	Fair Value
Konami Group Corp.	600	$73,758
Krafton, Inc.	151	25,814
NetEase, Inc.	14,870	332,309
Nexon Co. Ltd.	2,400	45,099
Nintendo Co. Ltd.	6,433	366,343
		1,017,051
Interactive Media & Services - 0.4%
Autotrader Group PLC (f)	4,436	27,662
Baidu, Inc., Class A (a)	18,800	262,823
Bilibili, Inc., Class Z (a)	2,180	49,146
CAR Group Ltd.	2,380	37,715
Grindr, Inc. (a)	748	9,043
Info Edge India Ltd.	2,540	26,250
Kakao Corp.	2,681	82,769
Kuaishou Technology (f)	23,000	135,495
LY Corp.	17,296	41,602
Meitu, Inc. (f)	32,000	17,830
NAVER Corp.	1,247	169,777
REA Group Ltd.	332	36,107
Scout24 SE (f)	472	36,304
Tencent Holdings Ltd.	54,475	3,436,304
VK IPJSC GDR (a)(c)**	1,600	—
Webtoon Entertainment, Inc. (a)	426	3,915
		4,372,742
Internet Services & Infrastructure - 0.1%
GDS Holdings Ltd., Class A (a)	9,600	48,584
Shopify, Inc., Class A (a)	7,153	846,028
VTEX, Class A (a)	1,471	5,884
		900,496
Investment Banking & Brokerage - 0.1%
China Galaxy Securities Co. Ltd., Class A	2,700	5,045
China Galaxy Securities Co. Ltd., Class H	39,500	40,272
China International Capital Corp. Ltd., Class H (f)	12,800	28,422
China Merchants Securities Co. Ltd., Class A	5,600	12,615
CITIC Securities Co. Ltd., Class A	5,990	21,026
CITIC Securities Co. Ltd., Class H	13,925	42,646
CSC Financial Co. Ltd., Class A	4,000	12,533
Daiwa Securities Group, Inc.	7,700	72,784
Everbright Securities Co. Ltd., Class A	3,600	8,009
Freedom Holding Corp. (a)	100	14,488
Futu Holdings Ltd. ADR (a)(d)	300	41,028
GF Securities Co. Ltd., Class A	3,200	8,414
Guotai Haitong Securities Co. Ltd., Class A	8,176	19,794
Guotai Haitong Securities Co. Ltd., Class H (f)	18,920	32,450
Huatai Securities Co. Ltd., Class A	4,600	12,002
Huatai Securities Co. Ltd., Class H (f)	10,400	19,861
Industrial Securities Co. Ltd., Class A	7,500	6,425
Korea Investment Holdings Co. Ltd.	342	47,713
Marex Group PLC	1,308	58,311
See Notes to Schedule of Investments.

State Street Total Return V.I.S. Fund	73

State Street Total Return V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
NH Investment & Securities Co. Ltd.	1,218	$24,778
Nomura Holdings, Inc.	17,400	136,677
Orient Securities Co. Ltd., Class A	8,192	10,825
SBI Holdings, Inc.	3,600	66,497
SDIC Capital Co. Ltd., Class A	14,100	14,260
Webull Corp. (a)	6,450	30,960
XP, Inc., Class A	6,300	119,952
		907,787
IT Consulting & Other Services - 0.2%
Arabian Internet & Communications Services Co.	136	7,131
Capgemini SE	885	104,099
CGI, Inc.	1,204	87,741
Elm Co.	212	30,499
Fujitsu Ltd.	10,300	210,132
HCL Technologies Ltd.	8,653	124,540
Indra Sistemas SA	422	23,511
Infosys Ltd.	28,163	379,858
LTIMindtree Ltd. (f)	618	26,600
Mphasis Ltd.	817	17,955
NEC Corp.	7,500	186,171
Nomura Research Institute Ltd.	2,160	58,971
Obic Co. Ltd.	2,100	50,847
Otsuka Corp.	1,200	22,918
Persistent Systems Ltd.	997	52,341
Samsung SDS Co. Ltd.	385	39,008
Tata Consultancy Services Ltd.	7,348	185,027
Tech Mahindra Ltd.	4,908	72,905
TIS, Inc.	1,200	25,596
Wipro Ltd.	21,845	43,981
		1,749,831
Leisure Facilities - 0.0%*
Oriental Land Co. Ltd.	6,300	106,965
Leisure Products - 0.0%*
Bandai Namco Holdings, Inc.	3,400	83,676
Shimano, Inc.	452	47,076
		130,752
Life & Health Insurance - 0.4%
AIA Group Ltd.	61,389	682,200
Bupa Arabia for Cooperative Insurance Co.	763	36,349
Cathay Financial Holding Co. Ltd.	79,529	177,814
China Life Insurance Co. Ltd., Class H	68,000	216,963
China Taiping Insurance Holdings Co. Ltd.	13,200	34,862
Co. for Cooperative Insurance	979	33,684
Dai-ichi Life Holdings, Inc.	20,500	188,593
Discovery Ltd.	5,470	79,346
Fubon Financial Holding Co. Ltd.	74,114	202,903
Great-West Lifeco, Inc.	1,593	74,368
HDFC Life Insurance Co. Ltd. (f)	8,152	51,230
iA Financial Corp., Inc.	565	62,502
ICICI Prudential Life Insurance Co. Ltd. (f)	4,779	25,845
Japan Post Holdings Co. Ltd.	10,300	118,641
	Number of Shares	Fair Value
Japan Post Insurance Co. Ltd.	3,000	$30,184
KGI Financial Holding Co. Ltd.	129,911	79,801
Legal & General Group PLC	32,973	107,959
Manulife Financial Corp.	9,829	337,505
Medibank Pvt Ltd.	17,816	53,513
New China Life Insurance Co. Ltd., Class A	1,600	14,439
New China Life Insurance Co. Ltd., Class H	8,900	52,992
NN Group NV	1,524	118,642
Ping An Insurance Group Co. of China Ltd., Class A	5,700	47,239
Ping An Insurance Group Co. of China Ltd., Class H	58,000	446,031
Power Corp. of Canada	3,157	151,499
Prudential PLC	14,823	205,323
Samsung Life Insurance Co. Ltd.	679	97,904
Sanlam Ltd.	13,418	69,749
SBI Life Insurance Co. Ltd. (f)	4,108	77,707
Standard Life PLC	4,430	39,972
Sun Life Financial, Inc.	3,184	198,836
Swiss Life Holding AG	166	179,921
T&D Holdings, Inc.	2,700	68,992
		4,363,508
Life Sciences Tools & Services - 0.1%
Divi's Laboratories Ltd.	1,006	63,565
Eurofins Scientific SE	764	55,572
Genscript Biotech Corp. (a)	10,000	14,184
Lonza Group AG	409	261,091
Samsung Biologics Co. Ltd. (a)(f)	101	103,512
Sartorius Stedim Biotech	184	35,723
WuXi AppTec Co. Ltd., Class A	1,520	22,055
WuXi AppTec Co. Ltd., Class H (f)	2,608	39,948
Wuxi Biologics Cayman, Inc. (a)(f)	27,500	118,279
WuXi XDC Cayman, Inc. (a)	3,000	22,758
XtalPi Holdings Ltd. (a)	19,000	22,234
		758,921
Marine Ports & Services - 0.0%*
Adani Ports & Special Economic Zone Ltd.	4,336	60,652
China Merchants Port Holdings Co. Ltd.	14,353	26,936
International Container Terminal Services, Inc.	8,750	99,202
		186,790
Marine Transportation - 0.1%
COSCO SHIPPING Holdings Co. Ltd., Class A	6,010	13,124
COSCO SHIPPING Holdings Co. Ltd., Class H	19,182	36,532
Costamare Bulkers Holdings Ltd. (a)	200	3,094
Costamare, Inc.	1,023	17,289
Evergreen Marine Corp. Taiwan Ltd.	6,400	40,371
Himalaya Shipping Ltd. (a)	622	8,273
HMM Co. Ltd.	2,656	34,800
Kawasaki Kisen Kaisha Ltd.	1,900	32,014
Kuehne & Nagel International AG	310	70,643
MISC Bhd.	5,975	12,538
Mitsui OSK Lines Ltd.	2,000	82,920
See Notes to Schedule of Investments.

74	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
Nippon Yusen KK	2,400	$87,950
Orient Overseas International Ltd.	1,500	26,755
Safe Bulkers, Inc.	1,221	7,729
SITC International Holdings Co. Ltd.	8,000	35,033
Wan Hai Lines Ltd.	7,670	18,656
Yang Ming Marine Transport Corp.	18,000	29,616
		557,337
Metal, Glass & Plastic Containers - 0.0%*
CCL Industries, Inc., Class B	847	52,900
Motorcycle Manufacturers - 0.0%*
Bajaj Auto Ltd.	558	52,134
Eicher Motors Ltd.	1,323	92,634
Hero MotoCorp Ltd.	1,161	62,757
TVS Motor Co. Ltd.	2,167	77,877
Yadea Group Holdings Ltd. (f)	6,753	11,484
Yamaha Motor Co. Ltd.	5,800	41,800
		338,686
Movies & Entertainment - 0.0%*
China Ruyi Holdings Ltd. (a)	108,000	21,139
CTS Eventim AG & Co. KGaA	345	20,143
HYBE Co. Ltd.	198	40,140
Mango Excellent Media Co. Ltd., Class A	1,600	4,807
NetEase Cloud Music, Inc. (a)(f)	650	10,800
Tencent Music Entertainment Group ADR (d)	5,500	51,040
Toho Co. Ltd.	3,000	31,435
Universal Music Group NV	6,377	123,392
		302,896
Multi-Line Insurance - 0.3%
Ageas SA	874	64,134
Allianz SE	2,226	937,112
ASR Nederland NV	919	63,070
Aviva PLC	17,759	141,995
AXA SA	9,769	447,483
BB Seguridade Participacoes SA	2,903	19,352
Caixa Seguridade Participacoes SA	3,900	13,705
China Pacific Insurance Group Co. Ltd., Class A	4,000	21,677
China Pacific Insurance Group Co. Ltd., Class H	21,089	86,383
Generali	4,960	198,918
Gjensidige Forsikring ASA	1,136	29,539
Helvetia Baloise Holding AG	461	118,725
Mapfre SA	4,674	20,764
Phoenix Financial Ltd.	1,311	69,707
Powszechny Zaklad Ubezpieczen SA	4,144	71,828
Talanx AG	418	51,705
Unipol Assicurazioni SpA	2,322	53,770
Zurich Insurance Group AG	856	602,062
		3,011,929
Multi-Sector Holdings - 0.1%
Bajaj Holdings & Investment Ltd.	259	24,191
EXOR NV	606	46,241
Groupe Bruxelles Lambert NV	518	46,971
	Number of Shares	Fair Value
Industrivarden AB, Class A	611	$30,241
Industrivarden AB, Class C	1,010	49,751
Infratil Ltd.	5,971	39,968
Investor AB, Class B	10,640	400,466
L E Lundbergforetagen AB, Class B	382	21,582
Remgro Ltd.	4,834	53,244
Sofina SA	83	20,091
Washington H Soul Pattinson & Co. Ltd.	2,208	61,597
		794,343
Multi-Utilities - 0.1%
Canadian Utilities Ltd., Class A	689	24,123
Centrica PLC	26,492	74,733
Dubai Electricity & Water Authority PJSC	53,176	39,448
E.ON SE	13,096	285,916
Engie SA	10,660	342,459
National Grid PLC	29,038	488,349
Nebras Energy	2,114	8,337
Sembcorp Industries Ltd.	4,500	23,289
Veolia Environnement SA	3,658	138,879
YTL Corp. Bhd.	22,900	9,664
YTL Power International Bhd.	30,800	23,016
		1,458,213
Office REITs - 0.0%*
Gecina SA	231	18,169
Nippon Building Fund, Inc.	51	42,720
		60,889
Oil & Gas Drilling - 0.0%*
Ades Holding Co.	3,430	16,517
ADNOC Drilling Co. PJSC	27,997	39,593
Borr Drilling Ltd. (a)	6,285	36,264
China Oilfield Services Ltd., Class H	14,000	16,043
Seadrill Ltd. (a)	1,497	68,114
		176,531
Oil & Gas Equipment & Services - 0.0%*
TechnipFMC PLC	2,400	165,912
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	500	7,138
		173,050
Oil & Gas Exploration & Production - 0.2%
Aker BP ASA	1,813	66,625
ARC Resources Ltd.	3,257	67,565
BKV Corp. (a)	513	14,631
Canadian Natural Resources Ltd.	12,226	594,502
Inpex Corp.	5,100	150,490
Kolibri Global Energy, Inc. (a)	708	3,887
Kosmos Energy Ltd. (a)	11,140	30,969
Oil India Ltd.	4,087	20,516
PRIO SA (a)	8,100	102,701
PTT Exploration & Production PCL NVDR	15,850	76,366
Santos Ltd.	18,781	102,046
Tatneft PJSC ADR (a)(c)**	3,383	—
Tatneft PJSC (a)(c)**	4,926	—
Tourmaline Oil Corp.	2,122	101,238
Whitecap Resources, Inc.	7,000	78,750
See Notes to Schedule of Investments.

State Street Total Return V.I.S. Fund	75

State Street Total Return V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
Woodside Energy Group Ltd.	11,079	$261,063
		1,671,349
Oil & Gas Refining & Marketing - 0.2%
Adnoc Gas PLC	57,042	50,305
Bharat Petroleum Corp. Ltd.	11,317	33,931
ENEOS Holdings, Inc.	15,700	141,117
HD Hyundai Co. Ltd.	357	59,873
Hindustan Petroleum Corp. Ltd.	8,219	29,290
Idemitsu Kosan Co. Ltd.	4,900	47,989
Indian Oil Corp. Ltd.	19,486	27,817
Neste OYJ	2,437	78,946
ORLEN SA	5,073	183,035
Qatar Fuel QSC	4,477	17,805
Reliance Industries Ltd.	51,795	744,893
SK Innovation Co. Ltd.	609	44,692
S-Oil Corp. (a)	337	23,108
Turkiye Petrol Rafinerileri AS	8,733	50,689
		1,533,490
Oil & Gas Storage & Transportation - 0.2%
Ardmore Shipping Corp.	786	11,987
Bollore SE	3,499	19,944
China Merchants Energy Shipping Co. Ltd., Class A	10,900	25,920
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	3,600	11,548
Enbridge, Inc.	12,731	687,933
FLEX LNG Ltd. (a)	729	21,659
Golar LNG Ltd.	2,338	126,509
Keyera Corp.	1,433	55,254
Pembina Pipeline Corp.	3,397	151,575
Petronet LNG Ltd.	6,837	17,956
Qatar Gas Transport Co. Ltd.	26,847	30,902
Scorpio Tankers, Inc.	1,078	80,483
SFL Corp. Ltd.	2,855	30,805
TC Energy Corp.	6,123	382,197
Teekay Corp. Ltd.	1,223	14,933
Teekay Tankers Ltd., Class A	569	41,719
		1,711,324
Other Specialty Retail - 0.0%*
Avolta AG	451	26,907
China Tourism Group Duty Free Corp. Ltd., Class A	400	4,112
Chow Tai Fook Jewellery Group Ltd.	17,800	25,023
FSN E-Commerce Ventures Ltd. (a)	10,437	26,169
Jarir Marketing Co.	5,358	20,194
JD Sports Fashion PLC	15,353	14,508
Jumbo SA	1,062	26,895
Pop Mart International Group Ltd. (f)	4,800	89,307
Sanrio Co. Ltd.	5,000	31,011
		264,126
Packaged Foods & Meats - 0.2%
Ajinomoto Co., Inc.	5,220	147,219
Almarai Co. JSC	4,315	50,262
Associated British Foods PLC	2,085	51,999
Barry Callebaut AG	22	38,499
Britannia Industries Ltd.	987	56,432
Charoen Pokphand Foods PCL NVDR	31,162	19,933
	Number of Shares	Fair Value
China Feihe Ltd. (f)	29,568	$13,218
China Huishan Dairy Holdings Co. Ltd. (a)(c)**	55,000	—
China Mengniu Dairy Co. Ltd.	27,000	59,659
Chocoladefabriken Lindt & Spruengli AG	6	212,293
Danone SA	3,776	300,776
Forafric Global PLC (a)	183	1,766
Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,484	8,849
Gruma SAB de CV, Class B	475	8,653
Grupo Bimbo SAB de CV	12,881	42,909
Guangdong Haid Group Co. Ltd., Class A	1,000	7,212
Henan Shuanghui Investment & Development Co. Ltd., Class A	3,185	13,151
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	3,700	14,173
Kerry Group PLC, Class A	925	73,416
Kikkoman Corp.	4,300	38,944
Lotus Bakeries NV	2	22,510
Magnum Ice Cream Co. NV (a)	3,080	45,053
Marico Ltd.	5,303	41,394
MBRF Global Foods Co. SA	3,237	13,414
Mowi ASA	2,781	62,874
Muyuan Foods Co. Ltd., Class A	2,120	12,803
Nestle India Ltd.	6,148	76,401
Nestle Malaysia Bhd.	939	22,987
Orkla ASA	4,525	56,606
QL Resources Bhd.	20,382	18,625
Salmar ASA	391	22,679
Samyang Foods Co. Ltd.	37	29,995
Saputo, Inc.	1,526	47,522
Sigma Foods SAB de CV, Class A	28,378	28,155
SunOpta, Inc. (a)	2,194	14,217
Tata Consumer Products Ltd.	5,406	58,140
Tingyi Cayman Islands Holding Corp.	20,000	33,395
Uni-President Enterprises Corp.	35,000	78,181
Want Want China Holdings Ltd.	46,000	27,224
WH Group Ltd. (f)	53,666	70,550
		1,942,088
Paper & Plastic Packaging Products & Materials - 0.0%*
Klabin SA	7,494	27,999
Paper Products - 0.0%*
Empresas CMPC SA	13,235	17,860
Holmen AB, Class B	344	12,259
Stora Enso OYJ, R Shares	3,784	44,295
Suzano SA	6,100	60,627
UPM-Kymmene OYJ	3,046	95,038
		230,079
Passenger Airlines - 0.1%
Air China Ltd., Class A (a)	12,700	12,489
ANA Holdings, Inc.	900	16,079
China Airlines Ltd.	34,000	19,279
China Eastern Airlines Corp. Ltd., Class A (a)	12,400	7,705
China Southern Airlines Co. Ltd., Class A (a)	11,600	9,557
Deutsche Lufthansa AG	3,102	26,333
Eva Airways Corp.	28,000	30,168
See Notes to Schedule of Investments.

76	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
InterGlobe Aviation Ltd. (f)	1,827	$77,119
International Consolidated Airlines Group SA, Class DI	7,432	35,163
Japan Airlines Co. Ltd.	814	13,258
Korean Air Lines Co. Ltd.	1,295	20,889
Latam Airlines Group SA	2,068,675	50,639
Qantas Airways Ltd.	3,798	22,147
Ryanair Holdings PLC	4,873	136,751
Singapore Airlines Ltd.	10,200	52,417
Spring Airlines Co. Ltd., Class A	600	4,037
Turk Hava Yollari AO	1,186	7,867
		541,897
Passenger Ground Transportation - 0.0%*
Ayvens SA (f)	1,875	22,037
Grab Holdings Ltd., Class A (a)	15,300	55,998
Localiza Rent a Car SA	8,501	76,480
		154,515
Personal Care Products - 0.2%
Amorepacific Corp.	233	21,479
APR Corp.	207	47,231
Beiersdorf AG	626	56,092
Colgate-Palmolive India Ltd.	1,201	22,649
Dabur India Ltd.	5,811	25,147
Giant Biogene Holding Co. Ltd. (f)	3,600	12,726
Godrej Consumer Products Ltd.	3,332	34,904
Hengan International Group Co. Ltd.	3,980	14,085
Hindustan Unilever Ltd.	6,753	147,177
Kao Corp.	2,600	100,967
L'Oreal SA	1,404	571,429
Shiseido Co. Ltd.	2,500	50,952
Unilever PLC	12,757	697,758
		1,802,596
Pharmaceuticals - 0.6%
Alkem Laboratories Ltd.	346	19,396
Astellas Pharma, Inc.	10,500	170,755
AstraZeneca PLC	9,081	1,769,123
Aurobindo Pharma Ltd.	2,662	37,019
Bayer AG	5,727	264,198
Beijing Tong Ren Tang Co. Ltd., Class A	1,700	6,863
Caliway Biopharmaceuticals Co. Ltd. (a)	9,000	25,198
Changchun High-Tech Industry Group Co. Ltd., Class A	300	3,760
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	2,704	10,984
Chugai Pharmaceutical Co. Ltd.	3,900	214,558
Cipla Ltd.	4,566	59,497
CSPC Pharmaceutical Group Ltd.	74,000	87,343
Daiichi Sankyo Co. Ltd.	10,514	187,647
Dr. Reddy's Laboratories Ltd.	4,942	66,237
Eisai Co. Ltd.	1,700	53,093
Financiere de Tubize SA	104	25,717
Galderma Group AG	1,073	209,844
Hansoh Pharmaceutical Group Co. Ltd. (f)	12,000	54,936
	Number of Shares	Fair Value
Ipsen SA	245	$45,642
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	4,020	32,492
Kyowa Kirin Co. Ltd.	1,400	22,857
Lupin Ltd.	2,618	64,791
Mankind Pharma Ltd.	1,285	27,427
MediWound Ltd. (a)	198	3,190
Merck KGaA	746	94,483
Novo Nordisk AS, Class B	18,836	687,146
Orion OYJ, Class B	707	56,964
Otsuka Holdings Co. Ltd.	2,500	176,998
Recordati Industria Chimica e Farmaceutica SpA	723	41,267
Richter Gedeon Nyrt	602	21,266
Sandoz Group AG	2,432	189,613
Shionogi & Co. Ltd.	4,400	97,097
Sino Biopharmaceutical Ltd.	97,000	73,702
SK Biopharmaceuticals Co. Ltd. (a)	359	22,616
Sun Pharmaceutical Industries Ltd.	8,431	157,687
Takeda Pharmaceutical Co. Ltd.	9,311	342,074
Teva Pharmaceutical Industries Ltd. ADR (a)(d)	6,700	201,804
Torrent Pharmaceuticals Ltd.	992	44,256
UCB SA	736	221,054
Yuhan Corp.	526	33,626
Yunnan Baiyao Group Co. Ltd., Class A	1,400	11,167
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	400	8,772
Zydus Lifesciences Ltd.	2,819	26,248
		5,970,407
Precious Metals & Minerals - 0.1%
Alrosa PJSC (a)(c)**	46,308	—
Impala Platinum Holdings Ltd.	7,900	111,065
Industrias Penoles SAB de CV (a)	1,800	79,478
Northam Platinum Holdings Ltd.	3,025	61,016
Sibanye Stillwater Ltd.	21,226	64,406
Valterra Platinum Ltd.	2,177	180,896
		496,861
Property & Casualty Insurance - 0.2%
Admiral Group PLC	1,494	62,256
DB Insurance Co. Ltd.	399	44,754
Fairfax Financial Holdings Ltd.	120	203,818
Fidelis Insurance Holdings Ltd.	1,309	25,015
Hamilton Insurance Group Ltd., Class B	1,057	31,530
ICICI Lombard General Insurance Co. Ltd. (f)	1,964	35,785
Insurance Australia Group Ltd.	13,588	68,309
Intact Financial Corp.	1,071	193,456
Kingsway Financial Services, Inc. (a)	541	5,643
MS&AD Insurance Group Holdings, Inc.	7,500	195,243
OUTsurance Group Ltd.	7,391	30,052
People's Insurance Co. Group of China Ltd., Class A	5,200	5,533
People's Insurance Co. Group of China Ltd., Class H	66,000	45,970
See Notes to Schedule of Investments.

State Street Total Return V.I.S. Fund	77

State Street Total Return V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
PICC Property & Casualty Co. Ltd., Class H	64,000	$117,825
QBE Insurance Group Ltd.	8,729	127,869
Sampo OYJ, A Shares	13,954	147,948
Samsung Fire & Marine Insurance Co. Ltd.	256	76,680
Sompo Holdings, Inc.	5,200	201,937
Suncorp Group Ltd.	6,220	69,294
Tokio Marine Holdings, Inc.	10,769	504,284
Tryg AS	2,178	51,752
		2,244,953
Publishing - 0.0%*
China Literature Ltd. (a)(f)	4,000	13,114
Rail Transportation - 0.1%
Canadian National Railway Co.	3,095	317,539
Canadian Pacific Kansas City Ltd.	5,213	408,919
Central Japan Railway Co.	4,500	116,722
Daqin Railway Co. Ltd., Class A	12,900	10,011
East Japan Railway Co.	5,600	127,770
Hankyu Hanshin Holdings, Inc.	1,300	37,499
MTR Corp. Ltd.	9,614	39,403
Rumo SA	13,300	41,388
Seibu Holdings, Inc.	1,100	30,658
Tokyu Corp.	3,100	36,504
West Japan Railway Co.	2,600	51,121
		1,217,534
Real Estate Development - 0.1%
C&D International Investment Group Ltd.	5,393	8,726
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	11,200	13,733
China Overseas Land & Investment Ltd.	35,000	52,202
China Resources Land Ltd.	30,000	111,204
CK Asset Holdings Ltd.	11,086	63,440
Dar Al Arkan Real Estate Development Co. (a)	6,049	29,287
Emaar Development PJSC	9,565	36,207
Emaar Properties PJSC	53,773	175,969
Godrej Properties Ltd. (a)	1,176	18,413
Henderson Land Development Co. Ltd.	8,000	29,725
Lodha Developers Ltd. (f)	2,614	18,895
Longfor Group Holdings Ltd. (f)	15,498	15,090
Oberoi Realty Ltd.	1,266	19,168
Prestige Estates Projects Ltd.	1,456	17,451
Sino Land Co. Ltd.	19,480	28,548
		638,058
Real Estate Operating Companies - 0.1%
Azrieli Group Ltd.	267	35,666
CapitaLand Investment Ltd.	12,000	25,455
Central Pattana PCL NVDR	17,200	33,033
China Resources Mixc Lifestyle Services Ltd. (f)	7,400	44,720
Fastighets AB Balder, Class B (a)	3,671	21,365
Hongkong Land Holdings Ltd.	7,000	54,551
Hulic Co. Ltd.	2,900	33,722
LEG Immobilien SE	428	27,869
Mabanee Co. KPSC	8,178	23,985
NEPI Rockcastle NV	4,920	39,027
	Number of Shares	Fair Value
Plaza SA	6,519	$27,522
Sagax AB, Class B	1,105	20,262
SM Prime Holdings, Inc.	101,200	34,067
Swiss Prime Site AG	462	77,840
Vonovia SE	4,425	110,331
Wharf Real Estate Investment Co. Ltd.	9,000	26,195
		635,610
Real Estate Services - 0.0%*
FirstService Corp.	235	32,587
KE Holdings, Inc., Class A	18,600	92,127
Real Brokerage, Inc. (a)	3,504	8,760
		133,474
Regional Banks - 0.1%
AU Small Finance Bank Ltd. (f)	4,104	36,748
Bank of Chengdu Co. Ltd., Class A	2,100	5,215
Bank of Hangzhou Co. Ltd., Class A	5,547	13,478
Bank of Jiangsu Co. Ltd., Class A	9,100	14,388
Bank of Nanjing Co. Ltd., Class A	8,300	13,688
Bank of Ningbo Co. Ltd., Class A	3,556	15,678
Banque Cantonale Vaudoise	178	28,808
Chiba Bank Ltd.	3,700	47,779
Chongqing Rural Commercial Bank Co. Ltd., Class H	25,000	21,651
Dukhan Bank	19,912	18,933
First BanCorp	3,720	79,459
KakaoBank Corp.	2,092	34,087
OFG Bancorp	1,045	42,281
Popular, Inc.	352	47,228
Resona Holdings, Inc.	12,000	136,562
Yokohama Financial Group, Inc.	6,600	58,770
		614,753
Reinsurance - 0.1%
Hannover Rueck SE	349	109,379
Kestrel Group Ltd. (a)	30	324
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	763	480,344
RenaissanceRe Holdings Ltd.	190	56,474
		646,521
Renewable Electricity - 0.0%*
Barito Renewables Energy Tbk. PT (a)	43,900	13,562
Brookfield Renewable Corp.	1,419	56,444
China Longyuan Power Group Corp. Ltd., Class H	26,000	23,802
China Yangtze Power Co. Ltd., Class A	16,600	65,093
EDP Renovaveis SA	1,654	26,426
Engie Brasil Energia SA	2,006	12,612
Meridian Energy Ltd.	6,954	22,098
NHPC Ltd.	30,539	23,922
Orsted AS (a)(f)	3,035	75,030
		318,989
Research & Consulting Services - 0.1%
Bureau Veritas SA	2,186	65,224
See Notes to Schedule of Investments.

78	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
Intertek Group PLC	996	$48,285
RELX PLC	10,630	346,974
SGS SA	958	100,466
Thomson Reuters Corp.	955	85,923
Wolters Kluwer NV	1,344	100,064
		746,936
Restaurants - 0.1%
Compass Group PLC	9,917	275,669
Delivery Hero SE (a)(f)	1,116	20,671
Eternal Ltd. (a)	24,803	61,021
Haidilao International Holding Ltd. (f)	14,000	25,775
Jollibee Foods Corp.	5,580	16,330
Jubilant Foodworks Ltd.	5,059	23,401
Meituan, Class B (a)(f)	43,007	469,363
Restaurant Brands International, Inc.	3,876	286,179
Sodexo SA	489	25,022
Swiggy Ltd. (a)	6,945	19,271
Yum China Holdings, Inc.	3,050	151,517
Zensho Holdings Co. Ltd.	600	34,945
		1,409,164
Retail REITs - 0.0%*
Klepierre SA	1,391	52,056
Link REIT	15,068	69,846
Scentre Group	30,026	68,773
Unibail-Rodamco-Westfield (a)	702	77,204
Vicinity Ltd.	24,589	39,821
		307,700
Security & Alarm Services - 0.0%*
Secom Co. Ltd.	2,300	87,397
Securitas AB, Class B	3,182	52,958
Verisure PLC (a)	1,374	14,218
		154,573
Semiconductor Materials & Equipment - 0.5%
Advanced Micro-Fabrication Equipment, Inc. China, Class A	339	15,325
Advantest Corp.	4,500	619,527
ASM International NV	273	206,268
ASML Holding NV	2,274	3,014,315
BE Semiconductor Industries NV	422	90,104
Disco Corp.	526	213,870
GCL Technology Holdings Ltd. (a)	275,000	30,549
Globalwafers Co. Ltd.	2,000	27,281
Hangzhou First Applied Material Co. Ltd., Class A	1,920	4,930
Hanmi Semiconductor Co. Ltd.	387	66,865
Hon Precision, Inc.	1,000	110,646
Kulicke & Soffa Industries, Inc.	1,216	79,916
Lasertec Corp.	438	97,251
National Silicon Industry Group Co. Ltd., Class A (a)	5,161	12,845
NAURA Technology Group Co. Ltd., Class A	540	35,520
Nova Ltd. (a)	171	75,199
SCREEN Holdings Co. Ltd.	1,000	59,432
Tokyo Electron Ltd.	2,588	641,435
Xinyi Solar Holdings Ltd.	66,870	25,066
		5,426,344
	Number of Shares	Fair Value
Semiconductors - 1.7%
Alchip Technologies Ltd.	1,000	$81,552
Allegro MicroSystems, Inc. (a)	700	22,071
ASE Technology Holding Co. Ltd.	28,000	308,172
Cambricon Technologies Corp. Ltd., Class A (a)	173	25,158
China Resources Microelectronics Ltd., Class A	1,955	12,781
eMemory Technology, Inc.	1,000	85,146
GigaDevice Semiconductor, Inc., Class A	560	19,931
Global Unichip Corp.	1,000	70,839
Hua Hong Semiconductor Ltd., Class H (a)(f)	6,000	60,550
Hygon Information Technology Co. Ltd., Class A	1,504	46,984
indie Semiconductor, Inc., Class A (a)	4,752	15,301
Infineon Technologies AG	7,623	344,734
Ingenic Semiconductor Co. Ltd., Class A	600	9,284
JA Solar Technology Co. Ltd., Class A (a)	4,268	6,830
JCET Group Co. Ltd., Class A	2,000	11,466
Jentech Precision Industrial Co. Ltd.	1,000	125,739
Jinko Solar Co. Ltd., Class A (a)	15,683	15,012
King Yuan Electronics Co. Ltd.	9,000	76,988
Kioxia Holdings Corp. (a)	1,100	143,312
LONGi Green Energy Technology Co. Ltd., Class A (a)	7,836	20,108
MediaTek, Inc.	13,000	623,547
Montage Technology Co. Ltd., Class A	361	6,717
Novatek Microelectronics Corp.	5,886	71,055
OmniVision Integrated Circuits Group, Inc., Class A	740	10,321
Realtek Semiconductor Corp.	5,040	76,653
Renesas Electronics Corp.	10,300	146,905
Sanan Optoelectronics Co. Ltd., Class A	400	682
SG Micro Corp., Class A	253	2,512
SK Hynix, Inc.	4,644	2,634,842
STMicroelectronics NV	3,926	133,174
Taiwan Semiconductor Manufacturing Co. Ltd.	210,557	12,177,465
Tongwei Co. Ltd., Class A (a)	3,300	8,037
Tower Semiconductor Ltd. (a)	650	114,488
Trina Solar Co. Ltd., Class A (a)	1,600	3,851
Unigroup Guoxin Microelectronics Co. Ltd., Class A	419	4,082
United Microelectronics Corp.	99,000	177,467
Vanguard International Semiconductor Corp.	7,366	27,342
WAAREE Energies Ltd.	613	20,098
		17,741,196
Silver - 0.0%*
Fresnillo PLC	1,420	62,710
Soft Drinks & Non-alcoholic Beverages - 0.1%
Arca Continental SAB de CV	4,500	51,561
Coca-Cola Europacific Partners PLC	1,200	108,804
See Notes to Schedule of Investments.

State Street Total Return V.I.S. Fund	79

State Street Total Return V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
Coca-Cola Femsa SAB de CV	4,665	$45,172
Coca-Cola HBC AG, Class DI	1,255	70,431
Eastroc Beverage Group Co. Ltd., Class A	130	3,864
Fomento Economico Mexicano SAB de CV	14,000	153,561
Nongfu Spring Co. Ltd., Class H (f)	19,400	117,328
Suntory Beverage & Food Ltd.	800	22,537
Varun Beverages Ltd.	12,171	49,783
		623,041
Specialized Consumer Services - 0.0%*
OneSpaWorld Holdings Ltd.	2,373	54,460
Specialized Finance - 0.0%*
Banco Latinoamericano de Comercio Exterior SA	664	33,917
Chailease Holding Co. Ltd.	13,196	45,730
Far East Horizon Ltd.	23,000	20,796
Mitsubishi HC Capital, Inc.	5,700	51,023
Power Finance Corp. Ltd.	11,686	47,237
REC Ltd.	11,447	37,279
		235,982
Specialty Chemicals - 0.1%
Akzo Nobel NV	1,099	62,977
Asian Paints Ltd.	3,173	73,171
DSM-Firmenich AG	992	70,728
EMS-Chemie Holding AG	37	28,950
Evonik Industries AG	1,290	25,233
Ganfeng Lithium Group Co. Ltd., Class A	2,000	23,078
Ganfeng Lithium Group Co. Ltd., Class H (f)	3,400	32,246
Givaudan SA	54	181,703
Nippon Paint Holdings Co. Ltd.	5,400	33,779
Nitto Denko Corp.	3,900	77,828
Novonesis Novozymes B, Class B	2,039	120,762
Shanghai Putailai New Energy Technology Group Co. Ltd., Class A	1,798	8,453
Shin-Etsu Chemical Co. Ltd.	9,812	398,566
Sika AG	885	145,763
Syensqo SA	373	21,674
Symrise AG	762	64,863
Wanhua Chemical Group Co. Ltd., Class A	1,400	16,275
Zhejiang NHU Co. Ltd., Class A	2,592	13,041
		1,399,090
Steel - 0.1%
APL Apollo Tubes Ltd.	1,395	28,803
ArcelorMittal SA	2,472	127,797
Baoshan Iron & Steel Co. Ltd., Class A	10,200	9,536
China Steel Corp.	107,000	63,961
Eregli Demir ve Celik Fabrikalari TAS	27,871	17,837
Fortescue Ltd.	9,824	139,353
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	42,400	15,604
JFE Holdings, Inc.	3,600	42,044
Jindal Stainless Ltd.	2,897	21,975
Jindal Steel Ltd.	3,554	42,215
JSW Steel Ltd.	4,661	55,881
Nippon Steel Corp.	28,000	103,001
	Number of Shares	Fair Value
NMDC Ltd.	20,483	$16,669
Novolipetsk Steel PJSC GDR (a)(c)**	2,290	—
Novolipetsk Steel PJSC (a)(c)**	4,980	—
POSCO Holdings, Inc.	625	140,727
Severstal PAO GDR (a)(c)**	3,070	—
Severstal PAO (a)(c)**	695	—
Tata Steel Ltd.	50,470	103,553
Vale SA	30,640	483,955
		1,412,911
Systems Software - 0.0%*
360 Security Technology, Inc., Class A	4,700	7,364
Asseco Poland SA	411	18,856
Check Point Software Technologies Ltd. (a)	524	74,853
CyberArk Software Ltd. (a)	288	12,960
Nebius Group NV (a)	1,200	124,512
Oracle Corp. Japan	237	12,822
TOTVS SA	4,838	32,371
		283,738
Technology Distributors - 0.0%*
Unisplendour Corp. Ltd., Class A	3,100	11,383
Technology Hardware, Storage & Peripherals - 0.7%
Advantech Co. Ltd.	4,599	47,158
Asia Vital Components Co. Ltd.	3,000	198,148
Asustek Computer, Inc.	6,053	106,311
Canon, Inc.	5,000	138,401
Catcher Technology Co. Ltd.	5,000	29,607
Compal Electronics, Inc.	45,225	39,340
FUJIFILM Holdings Corp.	6,445	122,516
Gigabyte Technology Co. Ltd.	5,000	35,821
IEIT Systems Co. Ltd., Class A	300	2,496
Inventec Corp.	26,249	33,642
Lenovo Group Ltd.	72,000	86,606
Lite-On Technology Corp.	16,693	76,391
Logitech International SA	880	81,319
Pegatron Corp.	17,251	41,826
Quanta Computer, Inc.	23,507	211,538
Samsung Electronics Co. Ltd.	40,305	4,714,125
Shenzhen Transsion Holdings Co. Ltd., Class A	725	5,856
Wistron Corp.	26,000	103,392
Wiwynn Corp.	1,000	107,606
Xiaomi Corp., Class B (a)(f)	146,400	604,806
		6,786,905
Tires & Rubber - 0.0%*
Balkrishna Industries Ltd.	654	14,550
Bridgestone Corp.	6,592	137,033
Cie Generale des Etablissements Michelin SCA	3,788	129,363
Continental AG	711	49,476
Hankook Tire & Technology Co. Ltd.	820	30,185
MRF Ltd.	29	39,560
Sailun Group Co. Ltd., Class A	2,300	4,337
		404,504
Tobacco - 0.1%
British American Tobacco PLC	12,741	736,988
See Notes to Schedule of Investments.

80	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
Imperial Brands PLC	4,382	$177,022
ITC Ltd.	21,553	65,860
Japan Tobacco, Inc.	7,007	268,165
KT&G Corp.	946	101,726
Smoore International Holdings Ltd. (f)	16,000	18,263
		1,368,024
Trading Companies & Distributors - 0.3%
Adani Enterprises Ltd.	2,096	39,082
AddTech AB, Class B	1,678	57,220
AerCap Holdings NV	966	132,516
Beijer Ref AB, Class B	2,572	35,433
BOC Aviation Ltd. (f)	700	6,987
Brenntag SE	772	52,129
Bunzl PLC	2,091	62,717
ITOCHU Corp.	34,745	440,903
Marubeni Corp.	8,200	299,246
Mitsubishi Corp.	18,846	644,966
Mitsui & Co. Ltd.	14,408	555,559
MonotaRO Co. Ltd.	1,500	16,220
Posco International Corp.	417	19,466
Rexel SA	1,434	56,644
SGH Ltd.	1,280	36,151
Sumitomo Corp.	6,400	238,902
Toromont Industries Ltd.	496	69,221
Toyota Tsusho Corp.	4,000	154,652
		2,918,014
Transaction & Payment Processing Services - 0.0%*
Adyen NV (a)(f)	146	145,663
EVERTEC, Inc.	1,525	43,035
One 97 Communications Ltd. (a)	3,584	36,602
Pagseguro Digital Ltd., Class A	4,245	42,535
StoneCo Ltd., Class A (a)	8,099	114,358
Wise PLC, Class A (a)	4,317	51,793
		433,986
Water Utilities - 0.0%*
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	4,258	129,031
Guangdong Investment Ltd.	26,000	26,045
Severn Trent PLC	1,555	63,540
United Utilities Group PLC	3,918	68,062
		286,678
Wireless Telecommunication Services - 0.3%
Advanced Info Service PCL NVDR	8,325	95,023
Airtel Africa PLC (f)	4,847	22,268
America Movil SAB de CV	159,200	201,013
Axiata Group Bhd.	36,600	20,069
Bharti Airtel Ltd.	22,350	424,726
CelcomDigi Bhd.	28,300	20,770
China United Network Communications Ltd., Class A	13,600	8,811
Etihad Etisalat Co.	3,808	66,315
Far EasTone Telecommunications Co. Ltd.	10,000	28,884
KDDI Corp.	17,114	290,690
Maxis Bhd.	22,600	20,142
Millicom International Cellular SA	500	37,470
	Number of Shares	Fair Value
Mobile Telecommunications Co. KSCP	14,744	$27,145
Mobile TeleSystems PJSC (a)(c)**	3,970	—
MTN Group Ltd.	14,906	172,057
PLDT, Inc.	960	20,556
Rogers Communications, Inc., Class B	2,068	79,279
SK Telecom Co. Ltd.	599	30,992
SoftBank Corp.	167,500	223,593
SoftBank Group Corp.	21,660	526,139
Taiwan Mobile Co. Ltd.	12,946	44,264
Tele2 AB, Class B	3,141	64,604
TIM SA	7,300	38,388
Turkcell Iletisim Hizmetleri AS	11,613	27,742
Vodacom Group Ltd.	5,825	49,111
Vodafone Group PLC	108,942	163,714
Vodafone Idea Ltd. (a)	327,703	29,711
		2,733,476
Total Common Stock (Cost $175,741,570)		215,474,265
Preferred Stock - 0.2%
Automobile Manufacturers - 0.0%*
Bayerische Motoren Werke AG 5.52%	281	25,785
Dr. Ing hc F Porsche AG 5.90%	647	29,381
Hyundai Motor Co. 4.34%	342	54,143
Hyundai Motor Co. 4.39%	189	29,573
Porsche Automobil Holding SE 6.10%	963	35,151
Volkswagen AG 7.28%	1,195	121,853
		295,886
Diversified Banks - 0.1%
Banco Bradesco SA 7.49%	46,421	170,414
Grupo Cibest SA 7.61%	4,559	84,114
Itau Unibanco Holding SA 7.84%	46,067	383,572
Itausa SA 8.78%	48,179	128,983
		767,083
Electric Utilities - 0.0%*
Axia Energia (a)	3,897	42,269
Cia Energetica de Minas Gerais 13.41%	17,707	42,759
		85,028
Household Products - 0.0%*
Henkel AG & Co. KGaA 3.06%	922	70,999
Integrated Oil & Gas - 0.0%*
Petroleo Brasileiro SA - Petrobras 6.01%	38,100	355,102
Surgutneftegas PAO (a)(c)**	115,200	—
		355,102
Integrated Telecommunication Services - 0.0%*
Telecom Italia SpA (a)	32,033	26,372
Life Sciences Tools & Services - 0.0%*
Sartorius AG 0.35%	165	41,155
Motorcycle Manufacturers - 0.0%*
TVS Motor Co. Ltd. 6.00% (a)	10,728	1,159
See Notes to Schedule of Investments.

State Street Total Return V.I.S. Fund	81

State Street Total Return V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
	Number of Shares	Fair Value
Specialty Chemicals - 0.0%*
Sociedad Quimica y Minera de Chile SA (a)	1,313	$105,396
Steel - 0.0%*
Gerdau SA 3.26%	13,496	49,105
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co. Ltd. 1.46%	6,887	555,943
Total Preferred Stock (Cost $1,608,202)		2,353,228
Rights - 0.0%*
Industrial REITs - 0.0%*
CapitaLand Ascendas REIT (expiring 04/15/2026) (a)(d)	711	66
Integrated Telecommunication Services - 0.0%*
Telecom Italia SpA (expiring 04/30/2026) (a)(d)	92,550	2
Total Rights (Cost $0)		68
Warrants - 0.0%*
Application Software - 0.0%
Constellation Software, Inc. (expiring 03/31/40) (a)(c)**	238	—
Multi-Utilities - 0.0%*
YTL Corp. Bhd. (expiring 06/02/28) (a)(d)	4,580	215
YTL Power International Bhd. (expiring 06/02/28) (a)(d)	6,160	837
		1,052
Total Warrants (Cost $0)		1,052
Total Foreign Equity (Cost $177,349,772)		217,828,613
Exchange Traded & Mutual Funds - 35.8%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	2,746,006	47,560,824
State Street SPDR Bloomberg High Yield Bond ETF (g)	606,605	58,064,231
State Street SPDR Bloomberg International Treasury Bond ETF (g)	943,731	20,714,895
State Street SPDR Portfolio Aggregate Bond ETF (g)	5,287,151	135,456,809
State Street SPDR Portfolio Long Term Corporate Bond ETF (g)	1,401,822	31,148,485
State Street SPDR Portfolio Long Term Treasury ETF (g)	791,657	20,820,579
State Street SPDR Portfolio TIPS ETF (g)	2,032,824	52,873,752
Total Exchange Traded & Mutual Funds (Cost $357,809,605)		366,639,575
Total Investments in Securities (Cost $849,227,871)		997,850,604
	Number of Shares	Fair Value
Short-Term Investment - 2.4%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 3.64% (g)(h) (Cost $24,586,255)	24,586,255	$24,586,255
Total Investments (Cost $873,814,126)		1,022,436,859
Other Assets and Liabilities, net - 0.2%		1,614,623
NET ASSETS - 100.0%		$1,024,051,482
See Notes to Schedule of Investments.

82	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at March 31, 2026:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P/Toronto Stock Exchange 60 Index	June 2026	1	$271,120	$273,412	$2,292
MSCI Emerging Markets Index Futures	June 2026	15	1,121,931	1,090,950	(30,981)
MSCI EAFE Mini Index Futures	June 2026	14	2,043,484	2,030,770	(12,714)
E-mini Russell 2000 Index Futures	June 2026	3	374,519	376,830	2,311
E-mini Russell 1000 Index Futures	June 2026	15	2,758,775	2,692,350	(66,425)
					$(105,517)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)
State Street Corporation is the parent company of
SSGA Funds Management, Inc., the Fund's investment
adviser and administrator, and State Street Bank &
Trust Co., the Fund’s sub-administrator, custodian and
accounting agent.

(c)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund's Board of Directors. Security value is determined based on level 3 inputs.
(d)	At March 31, 2026, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)
Pursuant to Rule 144A of the Securities Act of 1933,
as amended, these securities may be resold in
transactions exempt from registration, normally to
qualified institutional buyers. At March 31, 2026, these
securities amounted to $5,120,979 or 0.50% of the net
assets of the State Street Total Return V.I.S. Fund.

(g)
Sponsored by SSGA Funds Management, Inc., the
Fund’s investment adviser and administrator, and an
affiliate of State Street Bank & Trust Co., the Fund’s
sub-administrator, custodian and accounting agent.

(h)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2026.
*	Less than 0.05%.
**	Amount is less than $0.50.

Abbreviations:
ADR - American Depositary Receipt
AG - Assured Guaranty, Inc
GDR - Global Depositary Receipt
NVDR - Non-Voting Depositary Receipt
REIT - Real Estate Investment Trust
See Notes to Schedule of Investments.

State Street Total Return V.I.S. Fund	83

State Street Total Return V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2026:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Domestic Equity	$401,889,604	$11,492,794	$18	$413,382,416
Foreign Equity	35,102,131	182,726,482	0(a )	217,828,613
Exchange Traded & Mutual Funds	366,639,575	—	—	366,639,575
Short-Term Investment	24,586,255	—	—	24,586,255
Total Investments in Securities	$828,217,565	$194,219,276	$18	$1,022,436,859
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	4,603	—	—	4,603
Long Futures Contracts - Unrealized Depreciation	(110,120)	—	—	(110,120)
Total Other Financial Instruments	$(105,517)	$—	$—	$(105,517)

(a)	The Fund held Level 3 securities that were valued at $0 at March 31, 2026.
The Fund was invested in the following countries/territories at March 31, 2026 (Unaudited):
Country/Territory	Percentage (based on Fair Value)
United States	78.70%
Japan	2.68%
China	2.25%
Taiwan	2.00%
Canada	1.69%
Republic of Korea	1.41%
United Kingdom	1.28%
India	1.09%
Germany	1.05%
France	1.00%
Australia	0.94%
Switzerland	0.57%
Netherlands	0.56%
Brazil	0.52%
Spain	0.43%
Italy	0.38%
Sweden	0.38%
South Africa	0.29%
Saudi Arabia	0.26%
Hong Kong	0.22%
Singapore	0.21%
Mexico	0.21%
Denmark	0.18%
Thailand	0.15%
Finland	0.14%
Israel	0.13%
Malaysia	0.11%
Belgium	0.10%
Poland	0.10%
Norway	0.10%
United Arab Emirates	0.09%
Indonesia	0.08%
Chile	0.07%
Ireland	0.06%
Kuwait	0.05%
Qatar	0.05%
Greece	0.05%
Turkey	0.04%
Austria	0.04%
Philippines	0.03%
Hungary	0.03%
New Zealand	0.03%
Peru	0.03%
Luxembourg	0.02%
Puerto Rico	0.02%
Portugal	0.02%
UAE	0.02%
Colombia	0.02%
Bermuda	0.02%
Czech Republic	0.01%
Cameroon	0.01%
Monaco	0.01%
Zambia	0.01%
Macau	0.01%
Ivory Coast	0.01%
South Korea	0.01%
Egypt	0.01%
Bahamas	0.01%
Cayman Islands	0.01%
Congo	0.00%***
Guernsey	0.00%***
See Notes to Schedule of Investments.

84	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
Country/Territory	Percentage (based on Fair Value)
Romania	0.00%***
Guatemala	0.00%***
Panama	0.00%***
Czech	0.00%***
Ghana	0.00%***
Nigeria	0.00%***
Kazakhstan	0.00%***
Isle Of Man	0.00%***
Malta	0.00%***
Gibraltar	0.00%***
Russian Federation	0.00%***
100.00%

***	Less than 0.005%.
The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at March 31, 2026 (Unaudited):
Industry	Domestic	Foreign	Total
Exchange Traded Funds	35.86%	0.00%	35.86%
Semiconductors	4.11%	1.74%	5.85%
Diversified Banks	0.99%	3.50%	4.49%
Technology Hardware, Storage & Peripherals	2.24%	0.71%	2.95%
Interactive Media & Services	2.40%	0.43%	2.83%
Pharmaceuticals	1.76%	0.58%	2.34%
Systems Software	1.93%	0.03%	1.96%
Broadline Retail	1.14%	0.52%	1.66%
Aerospace & Defense	0.96%	0.49%	1.45%
Biotechnology	1.29%	0.16%	1.45%
Integrated Oil & Gas	0.86%	0.42%	1.28%
Application Software	0.99%	0.20%	1.19%
Automobile Manufacturers	0.66%	0.45%	1.11%
Semiconductor Materials & Equipment	0.53%	0.53%	1.06%
Electric Utilities	0.59%	0.38%	0.97%
Regional Banks	0.82%	0.06%	0.88%
Industrial Machinery & Supplies & Components	0.48%	0.29%	0.77%
Healthcare Equipment	0.66%	0.08%	0.74%
Electrical Components & Equipment	0.48%	0.25%	0.73%
Transaction & Payment Processing Services	0.65%	0.04%	0.69%
Consumer Staples Merchandise Retail	0.61%	0.04%	0.65%
Property & Casualty Insurance	0.42%	0.22%	0.64%
Integrated Telecommunication Services	0.29%	0.31%	0.60%
Investment Banking & Brokerage	0.48%	0.09%	0.57%
Multi-Sector Holdings	0.49%	0.08%	0.57%
Life & Health Insurance	0.13%	0.43%	0.56%
Oil & Gas Exploration & Production	0.40%	0.16%	0.56%
See Notes to Schedule of Investments.

State Street Total Return V.I.S. Fund	85

State Street Total Return V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
Industry	Domestic	Foreign	Total
Movies & Entertainment	0.52%	0.03%	0.55%
Gold	0.13%	0.41%	0.54%
Construction Machinery & Heavy Transportation Equipment	0.35%	0.18%	0.53%
Trading Companies & Distributors	0.23%	0.29%	0.52%
Construction & Engineering	0.33%	0.18%	0.51%
Communications Equipment	0.43%	0.08%	0.51%
Asset Management & Custody Banks	0.36%	0.14%	0.50%
Packaged Foods & Meats	0.31%	0.19%	0.50%
Electronic Components	0.20%	0.29%	0.49%
Restaurants	0.34%	0.14%	0.48%
Financial Exchanges & Data	0.32%	0.15%	0.47%
Industrial Conglomerates	0.12%	0.32%	0.44%
Diversified Metals & Mining	0.03%	0.40%	0.43%
Soft Drinks & Non-alcoholic Beverages	0.35%	0.06%	0.41%
IT Consulting & Other Services	0.23%	0.17%	0.40%
Heavy Electrical Equipment	0.21%	0.19%	0.40%
Building Products	0.29%	0.10%	0.39%
Life Sciences Tools & Services	0.32%	0.07%	0.39%
Oil & Gas Storage & Transportation	0.22%	0.17%	0.39%
Multi-Utilities	0.24%	0.14%	0.38%
Specialty Chemicals	0.23%	0.15%	0.38%
Hotels, Resorts & Cruise Lines	0.30%	0.07%	0.37%
Household Products	0.28%	0.06%	0.34%
Tobacco	0.21%	0.13%	0.34%
Wireless Telecommunication Services	0.07%	0.27%	0.34%
Apparel, Accessories & Luxury Goods	0.07%	0.27%	0.34%
Oil & Gas Refining & Marketing	0.17%	0.15%	0.32%
Apparel Retail	0.21%	0.10%	0.31%
Multi-Line Insurance	0.00%	0.30%	0.30%
Consumer Finance	0.25%	0.04%	0.29%
Rail Transportation	0.16%	0.12%	0.28%
Home Improvement Retail	0.26%	0.01%	0.27%
Healthcare Services	0.24%	0.02%	0.26%
Food Retail	0.06%	0.20%	0.26%
Electronic Equipment & Instruments	0.16%	0.09%	0.25%
Internet Services & Infrastructure	0.16%	0.09%	0.25%
Steel	0.09%	0.15%	0.24%
Personal Care Products	0.05%	0.18%	0.23%
Oil & Gas Equipment & Services	0.21%	0.02%	0.23%
See Notes to Schedule of Investments.

86	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
Industry	Domestic	Foreign	Total
Industrial Gases	0.16%	0.07%	0.23%
Research & Consulting Services	0.15%	0.07%	0.22%
Managed Healthcare	0.22%	0.00%	0.22%
Electronic Manufacturing Services	0.09%	0.13%	0.22%
Retail REITs	0.18%	0.03%	0.21%
Air Freight & Logistics	0.11%	0.08%	0.19%
Construction Materials	0.12%	0.07%	0.19%
Health Care REITs	0.19%	0.00%	0.19%
Healthcare Supplies	0.10%	0.08%	0.18%
Gas Utilities	0.09%	0.08%	0.17%
Interactive Home Entertainment	0.07%	0.10%	0.17%
Automotive Parts & Equipment	0.08%	0.09%	0.17%
Automotive Retail	0.15%	0.02%	0.17%
Home Building	0.16%	0.01%	0.17%
Healthcare Facilities	0.12%	0.04%	0.16%
Environmental & Facilities Services	0.14%	0.01%	0.15%
Industrial REITs	0.11%	0.04%	0.15%
Insurance Brokers	0.15%	0.00%	0.15%
Diversified Financial Services	0.06%	0.09%	0.15%
Diversified Capital Markets	0.00%	0.15%	0.15%
Healthcare Distributors	0.13%	0.01%	0.14%
Passenger Airlines	0.08%	0.05%	0.13%
Human Resource & Employment Services	0.09%	0.04%	0.13%
Commodity Chemicals	0.06%	0.07%	0.13%
Coal & Consumable Fuels	0.06%	0.07%	0.13%
Independent Power Producers & Energy Traders	0.04%	0.08%	0.12%
Copper	0.05%	0.07%	0.12%
Consumer Electronics	0.02%	0.10%	0.12%
Agricultural & Farm Machinery	0.10%	0.01%	0.11%
Diversified Support Services	0.07%	0.04%	0.11%
Reinsurance	0.05%	0.06%	0.11%
Other Specialty Retail	0.08%	0.03%	0.11%
Fertilizers & Agricultural Chemicals	0.05%	0.05%	0.10%
Passenger Ground Transportation	0.08%	0.02%	0.10%
Brewers	0.00%	0.10%	0.10%
Diversified Real Estate Activities	0.01%	0.09%	0.10%
Casinos & Gaming	0.06%	0.04%	0.10%
Data Center REITs	0.09%	0.00%	0.09%
Education Services	0.07%	0.02%	0.09%
Mortgage REITs	0.08%	0.00%	0.08%
Cargo Ground Transportation	0.08%	0.00%	0.08%
Distillers & Vintners	0.02%	0.06%	0.08%
Real Estate Services	0.07%	0.01%	0.08%
Aluminum	0.03%	0.05%	0.08%
Marine Transportation	0.03%	0.05%	0.08%
Oil & Gas Drilling	0.06%	0.02%	0.08%
See Notes to Schedule of Investments.

State Street Total Return V.I.S. Fund	87

State Street Total Return V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
Industry	Domestic	Foreign	Total
Water Utilities	0.04%	0.03%	0.07%
Telecom Tower REITs	0.07%	0.00%	0.07%
Multi-Family Residential REITs	0.07%	0.00%	0.07%
Other Specialized REITs	0.07%	0.00%	0.07%
Footwear	0.05%	0.02%	0.07%
Paper & Plastic Packaging Products & Materials	0.06%	0.00%	0.06%
Cable & Satellite	0.06%	0.00%	0.06%
Commercial & Residential Mortgage Finance	0.06%	0.00%	0.06%
Diversified REITs	0.04%	0.02%	0.06%
Diversified Chemicals	0.01%	0.05%	0.06%
Real Estate Operating Companies	0.00%	0.06%	0.06%
Real Estate Development	0.00%	0.06%	0.06%
Agricultural Products & Services	0.04%	0.01%	0.05%
Metal, Glass & Plastic Containers	0.04%	0.01%	0.05%
Office REITs	0.04%	0.01%	0.05%
Self Storage REITs	0.05%	0.00%	0.05%
Hotel & Resort REITs	0.05%	0.00%	0.05%
Data Processing & Outsourced Services	0.04%	0.01%	0.05%
Renewable Electricity	0.02%	0.03%	0.05%
Food Distributors	0.05%	0.00%	0.05%
Alternative Carriers	0.04%	0.01%	0.05%
Leisure Products	0.04%	0.01%	0.05%
Advertising	0.03%	0.02%	0.05%
Precious Metals & Minerals	0.00%	0.05%	0.05%
Technology Distributors	0.04%	0.00%	0.04%
Healthcare Technology	0.03%	0.01%	0.04%
Silver	0.03%	0.01%	0.04%
Specialized Consumer Services	0.03%	0.01%	0.04%
Leisure Facilities	0.03%	0.01%	0.04%
Security & Alarm Services	0.02%	0.02%	0.04%
Tires & Rubber	0.00%	0.04%	0.04%
Airport Services	0.00%	0.04%	0.04%
Single-Family Residential REITs	0.03%	0.00%	0.03%
Specialized Finance	0.01%	0.02%	0.03%
Paper Products	0.01%	0.02%	0.03%
Motorcycle Manufacturers	0.00%	0.03%	0.03%
Highways & Railtracks	0.00%	0.03%	0.03%
Office Services & Supplies	0.02%	0.00%	0.02%
Broadcasting	0.02%	0.00%	0.02%
Home Furnishings	0.02%	0.00%	0.02%
Distributors	0.02%	0.00%	0.02%
Home Furnishing Retail	0.02%	0.00%	0.02%
Publishing	0.02%	0.00%	0.02%
Household Appliances	0.01%	0.01%	0.02%
Marine Ports & Services	0.00%	0.02%	0.02%
See Notes to Schedule of Investments.

88	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
Industry	Domestic	Foreign	Total
Drug Retail	0.00%	0.02%	0.02%
Timber REITs	0.01%	0.00%	0.01%
Commercial Printing	0.00%	0.01%	0.01%
Computer & Electronics Retail	0.01%	0.00%	0.01%
Forest Products	0.00%	0.00%	0.00%***
Housewares & Specialties	0.00%	0.00%	0.00%***
97.60%

Short-Term Investment	Percentage (based on Fair Value)
Short-Term Investment	2.40%
100.00%

***	Less than 0.005%.

Affiliate Table

	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Corp.	1,761	$227,187	$—	$24,301	$7,432	$(12,758)	1,561	$197,560	$1,479
State Street Institutional U.S. Government Money Market Fund - Class G Shares	45,449,205	45,449,205	69,753,339	90,616,289	—	—	24,586,255	24,586,255	303,139
State Street SPDR Bloomberg High Yield Bond ETF	446,458	43,400,182	15,909,893	501,487	8,858	(753,215)	606,605	58,064,231	480,411
State Street SPDR Bloomberg International Treasury Bond ETF	—	—	21,115,981	—	—	(401,086)	943,731	20,714,895	—
State Street SPDR Portfolio Aggregate Bond ETF	5,031,542	129,562,206	22,578,687	16,207,500	333,737	(810,321)	5,287,151	135,456,809	837,620
State Street SPDR Portfolio Long Term Corporate Bond ETF	472,234	10,663,044	21,732,766	694,347	(12,456)	(540,522)	1,401,822	31,148,485	290,118
State Street SPDR Portfolio Long Term Treasury ETF	1,807,448	47,843,149	15,858,060	42,950,337	(670,825)	740,532	791,657	20,820,579	230,202
State Street SPDR Portfolio TIPS ETF	2,071,006	53,742,606	300,232	1,300,981	(6,548)	138,443	2,032,824	52,873,752	21,708
TOTAL		$330,887,579	$167,248,958	$152,295,242	$(339,802)	$(1,638,927)		$343,862,566	$2,164,677
See Notes to Schedule of Investments.

State Street Total Return V.I.S. Fund	89

State Street Real Estate Securities V.I.S. Fund
Schedule of Investments
March 31, 2026 (Unaudited)

	Number of Shares	Fair Value
Common Stock (REITs) - 99.3% †
Alternate Housing - 4.9%
American Homes 4 Rent, Class A	10,460	$292,043
Equity LifeStyle Properties, Inc.	4,640	289,629
Invitation Homes, Inc.	13,910	345,664
		927,336
Data Center - 16.6%
Digital Realty Trust, Inc.	5,170	931,686
Equinix, Inc.	1,665	1,632,099
Iron Mountain, Inc.	5,883	600,890
		3,164,675
Healthcare - 22.3%
Alexandria Real Estate Equities, Inc.	3,689	171,243
American Healthcare REIT, Inc.	6,290	296,636
Diversified Healthcare Trust	9,127	60,603
Healthcare Realty Trust, Inc.	14,563	247,425
Janus Living, Inc., Class A-1 (a)	3,906	92,065
National Health Investors, Inc.	1,170	94,606
Omega Healthcare Investors, Inc.	7,230	316,819
Sabra Health Care REIT, Inc.	9,670	185,954
Ventas, Inc.	11,090	906,940
Welltower, Inc.	9,550	1,888,131
		4,260,422
Hotel - 2.9%
DiamondRock Hospitality Co.	11,787	110,444
Host Hotels & Resorts, Inc.	15,310	293,340
Ryman Hospitality Properties, Inc.	1,300	119,951
Sunstone Hotel Investors, Inc.	4,212	37,950
		561,685
Industrial - 11.8%
Americold Realty Trust, Inc.	4,580	52,487
EastGroup Properties, Inc.	190	35,167
First Industrial Realty Trust, Inc.	10,060	581,971
Lineage, Inc.	1,140	37,346
LXP Industrial Trust	3,710	171,625
Prologis, Inc.	9,180	1,213,412
Rexford Industrial Realty, Inc.	4,700	153,831
		2,245,839
Multifamily - 7.9%
Camden Property Trust	4,770	465,838
Equity Residential	2,760	163,254
Essex Property Trust, Inc.	507	122,694
Independence Realty Trust, Inc.	4,918	73,229
Mid-America Apartment Communities, Inc.	1,200	146,544
UDR, Inc.	15,820	534,400
		1,505,959
Net Lease - 7.1%
Agree Realty Corp.	6,610	498,262
Broadstone Net Lease, Inc.	6,040	110,351
NETSTREIT Corp.	6,971	131,264
	Number of Shares	Fair Value
Realty Income Corp.	9,920	$606,905
		1,346,782
Office - 2.9%
Cousins Properties, Inc.	8,384	189,227
Empire State Realty Trust, Inc., Class A	10,403	54,096
Piedmont Realty Trust, Inc., Class A (a)	9,800	64,386
SL Green Realty Corp.	2,260	83,484
Vornado Realty Trust	6,220	161,658
		552,851
Regional Malls - 4.6%
Macerich Co.	13,530	255,717
Simon Property Group, Inc.	3,320	619,280
		874,997
Self Storage - 7.3%
CubeSmart	3,240	118,746
Extra Space Storage, Inc.	4,810	630,735
Public Storage	2,380	644,695
		1,394,176
Shopping Centers - 8.1%
Brixmor Property Group, Inc.	19,510	561,888
InvenTrust Properties Corp.	2,576	78,465
Kimco Realty Corp.	22,772	511,687
Kite Realty Group Trust	15,890	390,099
		1,542,139
Specialty - 2.4%
Lamar Advertising Co., Class A	910	115,261
VICI Properties, Inc.	12,620	344,778
		460,039
Towers - 0.5%
Crown Castle, Inc.	1,230	100,011
Total Common Stock (REITs) (Cost $15,080,593)		18,936,911
Short-Term Investment - 0.7%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 3.64% (b)(c) (Cost $132,093)	132,093	132,093
Total Investments (Cost $15,212,686)		19,069,004
Liabilities in Excess of Other Assets, net - (0.0)%*		(5,536)
NET ASSETS - 100.0%		$19,063,468
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
See Notes to Schedule of Investments.

90	State Street Real Estate Securities V.I.S. Fund

State Street Real Estate Securities V.I.S. Fund
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
(b)
Sponsored by SSGA Funds Management, Inc., the
Fund’s investment adviser and administrator, and an
affiliate of State Street Bank & Trust Co., the Fund’s
sub-administrator, custodian and accounting agent.

(c)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2026.
*	Less than 0.05%.

Abbreviations:
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2026:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$18,936,911	$—	$—	$18,936,911
Short-Term Investment	132,093	—	—	132,093
Total Investments in Securities	$19,069,004	$—	$—	$19,069,004

Affiliate Table

	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	29,886	$29,886	$819,044	$716,837	$—	$—	132,093	$132,093	$852
See Notes to Schedule of Investments.

State Street Real Estate Securities V.I.S. Fund	91

State Street Variable Insurance Series Funds, Inc.
Notes to Schedule of Investments
March 31, 2026 (Unaudited)
Security Valuation Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.
•Fixed income assets are generally valued at the mean of the bid and ask prices for bank loans and inflation protected securities, and at the bid price for all other fixed income assets as provided by independent pricing services or brokers.
•Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy. At March 31, 2026, the independent fair value service was used for certain foreign securities in certain Funds/Portfolios, and these securities were classified within Level 2 of the fair value hierarchy.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
92

State Street Variable Insurance Series Funds, Inc.
Notes to Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2026 is disclosed in each Fund’s Schedule of Investments.
Futures Contracts
Each Fund may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is shown as Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
During the period ended March 31, 2026, the following Funds entered into futures contracts for strategies listed below:
Fund	Strategies
State Street U.S. Equity V.I.S. Fund	Equitization of cash
State Street S&P 500 Index V.I.S. Fund	Equitization of cash
State Street Premier Growth Equity V.I.S. Fund	Equitization of Cash
State Street Small-Cap Equity V.I.S. Fund	Equitization of cash
State Street Income V.I.S. Fund	Management of Interest Rate Risk
State Street Total Return V.I.S. Fund	Equitization of cash
To-Be-Announced Transactions
The State Street Income V.I.S. Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll a Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. A fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
Delayed Delivery and When-Issued Securities
During the period, the State Street Income V.I.S. Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or whenissued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
93